UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1:	Schedule of Investments

Vanguard 500 Index Fund

		Shares	Market Value ($000)
Common Stocks (98.9%)[1]
Consumer Discretionary (8.7%)
	McDonald's Corp.	10,588,998	577,842
	Home Depot, Inc.	16,121,729	379,828
	Comcast Corp. Class A	26,083,959	355,785
	The Walt Disney Co.	17,651,496	320,551
	Lowe's Cos., Inc.	13,936,884	254,348
	Target Corp.	7,157,978	246,163
*	Amazon.com, Inc.	3,056,227	224,449
	Time Warner Inc.	11,371,629	219,472
	NIKE, Inc. Class B	3,682,368	172,666
	News Corp., Class A	21,866,532	144,756
	Staples, Inc.	6,782,431	122,830
*	Kohl's Corp.	2,897,139	122,607
	Best Buy Co., Inc.	3,223,231	122,354
	Yum! Brands, Inc.	4,380,860	120,386
*	DIRECTV Group, Inc.	5,029,011	114,611
	TJX Cos., Inc.	3,958,177	101,488
*	Viacom Inc. Class B	5,761,323	100,132
	Carnival Corp.	4,162,129	89,902
*,^	Time Warner Cable Inc.	3,349,738	83,074
*	Apollo Group, Inc. Class A	1,016,438	79,618
*	Starbucks Corp.	6,981,039	77,559
	Omnicom Group Inc.	2,956,152	69,174
	The McGraw-Hill Cos., Inc.	2,986,001	68,290
	Johnson Controls, Inc.	5,645,155	67,742
*	Bed Bath & Beyond, Inc.	2,467,456	61,070
*,^	Ford Motor Co.	22,756,183	59,849
*	AutoZone Inc.	362,287	58,915
	H & R Block, Inc.	3,225,608	58,674
	The Gap, Inc.	4,429,008	57,533
*	Coach, Inc.	3,048,579	50,911
	Sherwin-Williams Co.	935,095	48,597
	VF Corp.	837,523	47,831
	Marriott International, Inc. Class A	2,790,885	45,659
	Genuine Parts Co.	1,515,388	45,249
	Darden Restaurants Inc.	1,313,981	45,017
*	O'Reilly Automotive, Inc.	1,282,655	44,906
	Family Dollar Stores, Inc.	1,329,069	44,351
*	GameStop Corp. Class A	1,556,559	43,615
	J.C. Penney Co., Inc. (Holding Co.)	2,110,921	42,366

	Mattel, Inc.	3,403,973	39,248
	Macy's Inc.	3,994,087	35,547
	Fortune Brands, Inc.	1,427,101	35,035
^	Harley-Davidson, Inc.	2,219,149	29,714
	Hasbro, Inc.	1,177,334	29,516
	International Game Technology	2,805,966	25,871
	D. R. Horton, Inc.	2,619,428	25,408
^	Nordstrom, Inc.	1,514,031	25,360
	Tiffany & Co.	1,169,783	25,220
	CBS Corp.	6,382,216	24,508
*,^	Sears Holdings Corp.	526,563	24,069
	Polo Ralph Lauren Corp.	536,326	22,660
	Limited Brands, Inc.	2,571,117	22,369
	Pulte Homes, Inc.	2,040,080	22,298
	Starwood Hotels & Resorts Worldwide, Inc.	1,732,042	21,997
	The Stanley Works	749,593	21,828
	Whirlpool Corp.	696,515	20,610
	Washington Post Co. Class B	57,023	20,363
	Abercrombie & Fitch Co.	826,446	19,669
	Leggett & Platt, Inc.	1,490,974	19,368
	Scripps Networks Interactive	853,302	19,208
*	Interpublic Group of Cos., Inc.	4,512,468	18,591
*	Expedia, Inc.	1,992,496	18,092
	Black & Decker Corp.	571,037	18,022
	Comcast Corp. Special Class A	1,304,720	16,792
	Newell Rubbermaid, Inc.	2,624,848	16,746
*	Big Lots Inc.	778,130	16,170
*	The Goodyear Tire & Rubber Co.	2,284,668	14,302
*	AutoNation, Inc.	1,022,505	14,192
	Snap-On Inc.	543,039	13,630
*,^	Wynn Resorts Ltd.	633,162	12,644
^	General Motors Corp.	5,797,555	11,247
	RadioShack Corp.	1,182,681	10,136
	Lennar Corp. Class A	1,340,967	10,071
	Eastman Kodak Co.	2,538,459	9,646
	KB Home	712,513	9,391
	Centex Corp.	1,176,757	8,826
	Harman International Industries, Inc.	553,805	7,493
	Wyndham Worldwide Corp.	1,677,571	7,046
	Meredith Corp.	342,622	5,701
^	New York Times Co. Class A	1,101,513	4,979
	Gannett Co., Inc.	2,156,938	4,745
*	Office Depot, Inc.	2,600,732	3,407
	CBS Corp. Class A	71,693	281
*	Viacom Inc. Class A	3,084	58
			5,772,244

Consumer Staples (12.6%)
	The Procter & Gamble Co.	27,868,005	1,312,304
	Wal-Mart Stores, Inc.	21,260,248	1,107,659
	The Coca-Cola Co.	18,927,317	831,856
	PepsiCo, Inc.	14,798,321	761,818
	Philip Morris International Inc.	19,055,118	677,981
	CVS Caremark Corp.	13,839,898	380,459
	Altria Group, Inc.	19,645,635	314,723
	Kraft Foods Inc.	13,971,661	311,428
	Colgate-Palmolive Co.	4,766,852	281,149
	Walgreen Co.	9,382,190	243,562
	Costco Wholesale Corp.	4,119,828	190,830
	Kimberly-Clark Corp.	3,934,713	181,430
	Archer-Daniels-Midland Co.	6,103,772	169,563
	General Mills, Inc.	3,117,042	155,478
	The Kroger Co.	6,202,821	131,624
	Sysco Corp.	5,601,616	127,717
	H.J. Heinz Co.	2,991,384	98,895
	Lorillard, Inc.	1,598,069	98,665
	Kellogg Co.	2,396,616	87,788
	Safeway, Inc.	4,077,686	82,329
	Avon Products, Inc.	4,051,752	77,915
	ConAgra Foods, Inc.	4,246,890	71,645
	The Clorox Co.	1,320,250	67,966
	Reynolds American Inc.	1,606,604	57,581
	The Hershey Co.	1,574,598	54,717
	Sara Lee Corp.	6,605,029	53,369
	Campbell Soup Co.	1,948,518	53,311
	Molson Coors Brewing Co. Class B	1,423,176	48,787
	J.M. Smucker Co.	1,125,486	41,947
*	Dr. Pepper Snapple Group, Inc.	2,411,066	40,771
	Coca-Cola Enterprises, Inc.	3,012,949	39,741
	McCormick & Co., Inc.	1,236,571	36,565
	Brown-Forman Corp. Class B	931,908	36,186
	SUPERVALU Inc.	2,011,393	28,723
	The Pepsi Bottling Group, Inc.	1,287,148	28,497
	The Estee Lauder Cos. Inc. Class A	1,103,052	27,190
	Tyson Foods, Inc.	2,871,960	26,968
*	Dean Foods Co.	1,466,058	26,506
^	Whole Foods Market, Inc.	1,333,816	22,408
*	Constellation Brands, Inc. Class A	1,849,778	22,012
	Hormel Foods Corp.	663,700	21,046
			8,431,109
Energy (12.9%)
	ExxonMobil Corp.	46,988,071	3,199,888
	Chevron Corp.	19,060,864	1,281,653
	ConocoPhillips Co.	14,075,082	551,180
	Schlumberger Ltd.	11,372,340	461,944

	Occidental Petroleum Corp.	7,704,964	428,781
	Apache Corp.	3,183,297	204,018
	Devon Energy Corp.	4,220,277	188,604
	Marathon Oil Corp.	6,727,995	176,879
	Anadarko Petroleum Corp.	4,372,677	170,053
	XTO Energy, Inc.	5,512,391	168,789
	Hess Corp.	2,697,871	146,225
	Halliburton Co.	8,529,711	131,955
	EOG Resources, Inc.	2,373,985	129,999
*	National Oilwell Varco Inc.	3,967,913	113,919
*	Southwestern Energy Co.	3,267,036	96,998
	Chesapeake Energy Corp.	5,343,365	91,158
	Noble Energy, Inc.	1,644,033	88,581
	Valero Energy Corp.	4,908,876	87,869
	Spectra Energy Corp.	6,116,285	86,484
	Baker Hughes Inc.	2,936,779	83,845
	Murphy Oil Corp.	1,813,502	81,190
	Peabody Energy Corp.	2,541,784	63,646
	Williams Cos., Inc.	5,506,605	62,665
	Range Resources Corp.	1,483,444	61,059
*	Cameron International Corp.	2,078,891	45,590
	Smith International, Inc.	2,082,160	44,725
	CONSOL Energy, Inc.	1,715,318	43,295
	Diamond Offshore Drilling, Inc.	660,522	41,520
	El Paso Corp.	6,640,631	41,504
	ENSCO International, Inc.	1,347,844	35,583
	Sunoco, Inc.	1,110,878	29,416
	BJ Services Co.	2,774,154	27,603
*	Nabors Industries, Inc.	2,693,293	26,906
	Cabot Oil & Gas Corp.	982,822	23,165
	Pioneer Natural Resources Co.	1,115,173	18,367
	Tesoro Corp.	1,310,516	17,653
	Rowan Cos., Inc.	1,068,530	12,790
	Noble Corp.	437,016	10,528
	Massey Energy Co.	804,521	8,142
*	Denbury Resources, Inc.	188,496	2,801
			8,586,970
Financials (10.6%)
	JPMorgan Chase & Co.	35,732,807	949,778
	Wells Fargo & Co.	40,295,682	573,810
	The Goldman Sachs Group, Inc.	4,391,195	465,554
	Bank of America Corp.	60,869,020	415,127
	Bank of New York Mellon Corp.	10,925,776	308,653
	U.S. Bancorp	16,689,570	243,835
	Morgan Stanley	10,217,092	232,643
	The Travelers Cos., Inc.	5,561,560	226,022
	MetLife, Inc.	7,779,232	177,133
	CME Group, Inc.	630,826	155,429

	American Express Co.	11,133,598	151,751
	The Chubb Corp.	3,349,290	141,742
	Charles Schwab Corp.	8,912,119	138,138
	Northern Trust Corp.	2,124,206	127,070
	State Street Corp.	4,106,951	126,412
	PNC Financial Services Group	4,068,913	119,178
	Aon Corp.	2,600,421	106,149
	Marsh & McLennan Cos., Inc.	4,895,832	99,141
	The Allstate Corp.	5,096,284	97,594
^	BB&T Corp.	5,317,359	89,970
	Progressive Corp. of Ohio	6,433,787	86,470
	AFLAC Inc.	4,444,742	86,050
	Simon Property Group, Inc. REIT	2,425,936	84,034
	Franklin Resources Corp.	1,439,370	77,539
	Prudential Financial, Inc.	4,029,424	76,640
	Loews Corp.	3,433,072	75,871
^	Citigroup Inc.	29,244,765	73,989
	T. Rowe Price Group Inc.	2,447,145	70,625
	Public Storage, Inc. REIT	1,191,774	65,845
	People's United Financial Inc.	3,306,877	59,425
	Hudson City Bancorp, Inc.	4,960,364	57,987
*	IntercontinentalExchange Inc.	689,927	51,379
	Invesco, Ltd.	3,593,471	49,805
	Equity Residential REIT	2,590,603	47,538
	Plum Creek Timber Co. Inc. REIT	1,579,759	45,924
	Capital One Financial Corp.	3,723,862	45,580
	Vornado Realty Trust REIT	1,337,613	44,462
	NYSE Euronext	2,459,514	44,025
	HCP, Inc. REIT	2,411,541	43,046
	Ameriprise Financial, Inc.	2,078,182	42,582
	Moody's Corp.	1,838,772	42,145
	Boston Properties, Inc. REIT	1,151,626	40,341
	SunTrust Banks, Inc.	3,387,346	39,767
	Unum Group	3,147,416	39,343
	KeyCorp	4,701,648	37,002
	Avalonbay Communities, Inc. REIT	757,339	35,640
	Cincinnati Financial Corp.	1,544,542	35,324
^	M & T Bank Corp.	738,347	33,403
	Health Care Inc. REIT	1,051,596	32,168
	Ventas, Inc. REIT	1,363,049	30,819
	Discover Financial Services	4,576,036	28,875
	Regions Financial Corp.	6,599,710	28,115
	Comerica, Inc.	1,436,167	26,296
*	Leucadia National Corp.	1,721,658	25,635
^	American International Group, Inc.	25,555,353	25,555
*	Nasdaq Stock Market Inc.	1,304,111	25,534
	Assurant, Inc.	1,119,469	24,382
	The Hartford Financial Services Group Inc.	3,090,406	24,260

*	SLM Corp.	4,424,179	21,900
	Legg Mason Inc.	1,357,474	21,584
	First Horizon National Corp.	2,005,841	21,543
	Torchmark Corp.	804,609	21,105
	The Principal Financial Group, Inc.	2,465,339	20,166
	Host Hotels & Resorts Inc. REIT	4,994,609	19,579
	Federated Investors, Inc.	845,844	18,828
	XL Capital Ltd. Class A	3,250,699	17,749
	Kimco Realty Corp. REIT	2,214,462	16,874
	ProLogis REIT	2,541,325	16,519
	Lincoln National Corp.	2,425,437	16,226
	Fifth Third Bancorp	5,460,927	15,946
	Marshall & Ilsley Corp.	2,520,635	14,191
	Zions Bancorp	1,092,230	10,737
	CIT Group Inc.	3,684,066	10,500
	Janus Capital Group Inc.	1,495,024	9,942
*	CB Richard Ellis Group, Inc.	2,132,275	8,593
	Genworth Financial Inc.	4,096,202	7,783
*	MBIA, Inc.	1,625,203	7,443
*,^	E*TRADE Financial Corp.	5,414,501	6,931
	Apartment Investment & Management Co. Class A REIT	1,105,701	6,059
	Huntington Bancshares Inc.	3,462,150	5,747
	Developers Diversified Realty Corp. REIT	20,718	44
			7,064,538
Health Care (15.1%)
	Johnson & Johnson	26,299,146	1,383,335
	Pfizer Inc.	64,137,015	873,546
	Abbott Laboratories	14,694,654	700,935
	Wyeth	12,660,169	544,894
	Merck & Co., Inc.	20,041,197	536,102
*	Amgen Inc.	9,831,568	486,859
	Bristol-Myers Squibb Co.	18,822,486	412,589
*	Gilead Sciences, Inc.	8,661,911	401,220
	Schering-Plough Corp.	15,464,448	364,188
	Eli Lilly & Co.	9,614,517	321,221
	Medtronic, Inc.	10,632,892	313,351
	Baxter International, Inc.	5,836,703	298,956
	UnitedHealth Group Inc.	11,559,126	241,932
*	Celgene Corp.	4,369,165	193,991
*	Medco Health Solutions, Inc.	4,668,875	193,011
*	WellPoint Inc.	4,739,150	179,946
	Covidien Ltd.	4,790,444	159,234
	Becton, Dickinson & Co.	2,279,185	153,252
*	Genzyme Corp.	2,579,870	153,218
*	Biogen Idec Inc.	2,825,718	148,124
*	Thermo Fisher Scientific, Inc.	3,979,696	141,956
	Allergan, Inc.	2,923,516	139,627
*	St. Jude Medical, Inc.	3,291,042	119,564

*	Boston Scientific Corp.	14,282,219	113,544
*	Express Scripts Inc.	2,354,696	108,716
	Cardinal Health, Inc.	3,426,450	107,865
	Aetna Inc.	4,311,753	104,905
	McKesson Corp.	2,613,113	91,563
*	Zimmer Holdings, Inc.	2,126,986	77,635
	Stryker Corp.	2,262,221	77,006
	C.R. Bard, Inc.	945,514	75,376
	Quest Diagnostics, Inc.	1,467,961	69,699
*	Forest Laboratories, Inc.	2,866,415	62,946
*	Laboratory Corp. of America Holdings	1,028,498	60,157
*	Life Technologies Corp.	1,650,563	53,610
	AmerisourceBergen Corp.	1,446,050	47,228
*	Hospira, Inc.	1,515,511	46,769
	CIGNA Corp.	2,603,008	45,787
*	Cephalon, Inc.	653,491	44,503
*	DaVita, Inc.	987,300	43,392
*	Humana Inc.	1,604,215	41,838
*	Mylan Inc.	2,894,493	38,815
	DENTSPLY International Inc.	1,410,156	37,863
*	Varian Medical Systems, Inc.	1,182,280	35,989
*	Intuitive Surgical, Inc.	372,033	35,477
*	Waters Corp.	930,789	34,393
*	Watson Pharmaceuticals, Inc.	994,492	30,939
*	Millipore Corp.	526,129	30,205
	IMS Health, Inc.	1,721,228	21,464
*	Coventry Health Care Inc.	1,411,875	18,270
*	King Pharmaceuticals, Inc.	2,332,387	16,490
*	Patterson Companies, Inc.	869,502	16,399
	PerkinElmer, Inc.	1,119,066	14,290
*	Tenet Healthcare Corp.	3,923,672	4,551
			10,068,735
Industrials (9.6%)
	General Electric Co.	100,415,221	1,015,198
	United Parcel Service, Inc.	9,465,259	465,880
	United Technologies Corp.	8,960,218	385,110
	3M Co.	6,597,255	328,016
	The Boeing Co.	6,903,925	245,642
	Lockheed Martin Corp.	3,157,343	217,951
	Emerson Electric Co.	7,179,482	205,190
	Union Pacific Corp.	4,784,534	196,692
	Honeywell International Inc.	6,990,735	194,762
	Caterpillar, Inc.	5,719,226	159,910
	Burlington Northern Santa Fe Corp.	2,645,228	159,110
	General Dynamics Corp.	3,670,702	152,665
	Raytheon Co.	3,743,274	145,763
	Northrop Grumman Corp.	3,110,381	135,737
	Deere & Co.	4,018,083	132,074

	FedEx Corp.	2,959,615	131,673
	Danaher Corp.	2,423,804	131,419
	Waste Management, Inc.	4,672,545	119,617
	Norfolk Southern Corp.	3,484,370	117,597
	Illinois Tool Works, Inc.	3,654,086	112,729
	CSX Corp.	3,795,710	98,119
	PACCAR, Inc.	3,448,927	88,844
	Precision Castparts Corp.	1,330,406	79,691
	L-3 Communications Holdings, Inc.	1,130,863	76,673
	C.H. Robinson Worldwide Inc.	1,618,437	73,817
	ITT Industries, Inc.	1,728,647	66,501
	Fluor Corp.	1,725,204	59,606
	Eaton Corp.	1,568,878	57,829
	Expeditors International of Washington, Inc.	2,015,842	57,028
	Republic Services, Inc. Class A	3,057,533	52,437
	Parker Hannifin Corp.	1,525,572	51,839
	Rockwell Collins, Inc.	1,502,676	49,047
	Cummins Inc.	1,913,451	48,697
	Dover Corp.	1,767,891	46,637
	Pitney Bowes, Inc.	1,960,893	45,787
*	Jacobs Engineering Group Inc.	1,169,837	45,226
	Goodrich Corp.	1,175,421	44,537
	Southwest Airlines Co.	7,034,359	44,527
	W.W. Grainger, Inc.	612,161	42,961
	Ingersoll-Rand Co.	3,030,178	41,816
	Cooper Industries, Inc. Class A	1,586,875	41,037
^	Fastenal Co.	1,227,790	39,480
	The Dun & Bradstreet Corp.	510,501	39,309
*	Stericycle, Inc.	810,137	38,668
*	Iron Mountain, Inc.	1,707,135	37,847
	Cintas Corp.	1,248,919	30,873
	Flowserve Corp.	535,308	30,041
	Rockwell Automation, Inc.	1,347,582	29,431
	Equifax, Inc.	1,202,204	29,394
	Robert Half International, Inc.	1,468,728	26,187
	Avery Dennison Corp.	1,070,576	23,917
	Masco Corp.	3,405,830	23,773
	Pall Corp.	1,121,978	22,922
	Ryder System, Inc.	526,949	14,918
	R.R. Donnelley & Sons Co.	1,939,022	14,213
	Textron, Inc.	2,309,658	13,257
*	Monster Worldwide Inc.	1,215,891	9,910
	The Manitowoc Co., Inc.	1,231,816	4,028
*	Raytheon Co. Warrants Exp. 6/16/11	60,569	406
			6,393,965

Information Technology (17.8%)
	Microsoft Corp.	72,698,587	1,335,473
	International Business Machines Corp.	12,757,538	1,236,078
*	Cisco Systems, Inc.	55,499,685	930,730
*	Apple Inc.	8,467,672	890,122
	Intel Corp.	52,885,004	795,919
*	Google Inc.	2,278,411	793,024
	Hewlett-Packard Co.	22,788,820	730,610
*	Oracle Corp.	36,465,246	658,927
	QUALCOMM Inc.	15,685,212	610,312
*	EMC Corp.	19,129,535	218,077
	Texas Instruments, Inc.	12,138,409	200,405
	Corning, Inc.	14,786,750	196,220
*	Yahoo! Inc.	13,257,030	169,822
	Automatic Data Processing, Inc.	4,809,500	169,102
*	Dell Inc.	16,454,912	155,992
	Applied Materials, Inc.	12,638,778	135,867
*	eBay Inc.	10,245,284	128,681
*	Symantec Corp.	7,804,835	116,604
	MasterCard, Inc. Class A	688,767	115,355
*	Adobe Systems, Inc.	4,981,609	106,557
	Motorola, Inc.	21,644,602	91,557
	Western Union Co.	6,776,625	85,182
*	Intuit, Inc.	3,053,596	82,447
*	Broadcom Corp.	4,045,091	80,821
	Paychex, Inc.	3,051,828	78,340
*	Juniper Networks, Inc.	4,964,270	74,762
	CA, Inc.	3,744,760	65,945
*	BMC Software, Inc.	1,753,407	57,862
*	Cognizant Technology Solutions Corp.	2,770,690	57,603
*	Electronic Arts Inc.	3,056,161	55,592
*	Fiserv, Inc.	1,481,360	54,010
	Analog Devices, Inc.	2,766,323	53,307
*	Computer Sciences Corp.	1,439,797	53,042
*	Sun Microsystems, Inc.	7,071,999	51,767
*	Agilent Technologies, Inc.	3,342,649	51,376
*	NVIDIA Corp.	5,104,140	50,327
	Xilinx, Inc.	2,605,071	49,913
	Altera Corp.	2,815,015	49,403
*	McAfee Inc.	1,463,500	49,027
	Linear Technology Corp.	2,108,480	48,453
	Tyco Electronics Ltd.	4,350,787	48,033
*	NetApp, Inc.	3,140,913	46,611
	Amphenol Corp.	1,625,561	46,312
*	Affiliated Computer Services, Inc. Class A	927,201	44,404
*	Citrix Systems, Inc.	1,720,463	38,951
	Xerox Corp.	8,217,354	37,389
	Harris Corp.	1,274,127	36,873

	Microchip Technology, Inc.	1,731,088	36,682
*	Autodesk, Inc.	2,150,827	36,155
*	MEMC Electronic Materials, Inc.	2,124,846	35,039
*	VeriSign, Inc.	1,837,241	34,669
	Fidelity National Information Services, Inc.	1,813,240	33,001
*	salesforce.com, inc.	1,003,810	32,855
	KLA-Tencor Corp.	1,613,152	32,263
*	Akamai Technologies, Inc.	1,619,220	31,413
*	Micron Technology, Inc.	7,255,018	29,455
*	FLIR Systems, Inc.	1,432,138	29,330
*	SanDisk Corp.	2,148,694	27,181
*	Teradata Corp.	1,666,571	27,032
	Total System Services, Inc.	1,875,085	25,895
	National Semiconductor Corp.	1,846,107	18,959
*	LSI Corp.	6,149,300	18,694
	Molex, Inc.	1,330,589	18,282
*	Tellabs, Inc.	3,766,413	17,250
*	Advanced Micro Devices, Inc.	5,307,263	16,187
*	Novellus Systems, Inc.	925,343	15,388
*	Compuware Corp.	2,331,077	15,362
*	Novell, Inc.	3,263,376	13,902
*	QLogic Corp.	1,149,157	12,779
*	Lexmark International, Inc.	741,297	12,506
	Jabil Circuit, Inc.	2,024,028	11,254
*	Convergys Corp.	1,151,957	9,308
*	Teradyne, Inc.	1,631,764	7,147
*	JDS Uniphase Corp.	2,083,167	6,770
*	Ciena Corp.	856,776	6,666
	Molex, Inc. Class A	4,051	51
			11,844,661
Materials (3.3%)
	Monsanto Co.	5,210,419	432,986
	Newmont Mining Corp. (Holding Co.)	4,651,675	208,209
	Praxair, Inc.	2,920,499	196,520
	E.I. du Pont de Nemours & Co.	8,582,399	191,645
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,913,911	149,159
	Nucor Corp.	2,985,493	113,956
	Air Products & Chemicals, Inc.	1,993,036	112,108
	Rohm & Haas Co.	1,187,762	93,643
	Dow Chemical Co.	8,787,553	74,079
	Alcoa Inc.	9,026,825	66,257
	PPG Industries, Inc.	1,560,801	57,594
	Ecolab, Inc.	1,593,808	55,353
	Weyerhaeuser Co.	2,006,236	55,312
	Vulcan Materials Co.	1,048,904	46,456
	Sigma-Aldrich Corp.	1,159,747	43,827
	Ball Corp.	895,263	38,854
	CF Industries Holdings, Inc.	460,044	32,723

	International Paper Co.	4,057,361	28,564
	United States Steel Corp.	1,100,954	23,263
*	Owens-Illinois, Inc.	1,587,749	22,927
	International Flavors & Fragrances, Inc.	747,527	22,770
	Sealed Air Corp.	1,494,808	20,628
	Allegheny Technologies Inc.	925,697	20,301
	Bemis Co., Inc.	949,083	19,902
	MeadWestvaco Corp.	1,617,495	19,394
	Eastman Chemical Co.	688,848	18,461
*	Pactiv Corp.	1,245,070	18,166
	AK Steel Holding Corp.	1,063,600	7,573
	Titanium Metals Corp.	806,626	4,412
			2,195,042
Other (0.1%)
[2]	Miscellaneous Securities		47,676
Telecommunication Services (3.9%)
	AT&T Inc.	56,037,349	1,412,141
	Verizon Communications Inc.	27,010,308	815,711
*	American Tower Corp. Class A	3,775,238	114,881
*	Sprint Nextel Corp.	27,236,106	97,233
	Embarq Corp.	1,354,133	51,254
	Qwest Communications International Inc.	13,955,860	47,729
	Windstream Corp.	4,189,161	33,765
	CenturyTel, Inc.	953,529	26,813
	Frontier Communications Corp.	2,947,916	21,166
			2,620,693
Utilities (4.3%)
	Exelon Corp.	6,259,332	284,111
	Southern Co.	7,393,813	226,399
	FPL Group, Inc.	3,888,319	197,254
	Duke Energy Corp.	12,182,654	174,456
	Dominion Resources, Inc.	5,548,409	171,945
	Public Service Enterprise Group, Inc.	4,810,794	141,774
	PG&E Corp.	3,477,174	132,898
	Entergy Corp.	1,801,212	122,645
	FirstEnergy Corp.	2,898,125	111,868
	Sempra Energy	2,313,285	106,966
	Consolidated Edison Inc.	2,603,469	103,123
	PPL Corp.	3,568,528	102,452
	American Electric Power Co., Inc.	3,860,683	97,521
	Progress Energy, Inc.	2,627,619	95,277
	Edison International	3,097,726	89,245
	Xcel Energy, Inc.	4,318,669	80,457
	Questar Corp.	1,649,923	48,557
	Ameren Corp.	2,018,248	46,803
	Wisconsin Energy Corp.	1,111,242	45,750
	DTE Energy Co.	1,551,597	42,979
	Constellation Energy Group, Inc.	1,891,853	39,086

	EQT Corp.			1,243,753	38,967
	Allegheny Energy, Inc.			1,610,169	37,308
*	AES Corp.			6,369,857	37,009
	SCANA Corp.			1,150,820	35,549
	Northeast Utilities			1,635,298	35,306
	CenterPoint Energy Inc.			3,299,346	34,412
	Pepco Holdings, Inc.			2,081,134	25,973
	NiSource, Inc.			2,605,453	25,533
	CMS Energy Corp.			2,154,094	25,504
	Pinnacle West Capital Corp.			959,996	25,497
	TECO Energy, Inc.			2,023,935	22,567
	Integrys Energy Group, Inc.			723,561	18,842
	Nicor Inc.			427,799	14,216
*	Dynegy, Inc.			4,795,814	6,762
					2,845,011
Total Common Stocks (Cost $69,746,731)					65,870,644
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.4%)
[3,4]	Vanguard Market Liquidity Fund	0.440%		952,292,000	952,292

		Maturity Date		Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[5,6]	Federal Home Loan Mortgage Corp.	0.597%	8/24/09	23,000	22,971
[5,6]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	20,000	19,975
[5,6]	Federal National Mortgage Assn.	0.401%	5/28/09	10,000	9,998
[5,6]	Federal National Mortgage Assn.	0.541%	7/30/09	20,000	19,985
[5,6]	Federal National Mortgage Assn.	0.371%	8/3/09	18,000	17,981
					90,910
Total Temporary Cash Investments (Cost $1,043,124)					1,043,202
Total Investments (100.5%) (Cost $70,789,855)					66,913,846
Other Assets and Liabilities-Net (-0.5%)[4]					(319,837)
Net Assets (100%)					66,594,009

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $263,565,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $293,368,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $90,910,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $70,789,855,000. Net unrealized depreciation of investment securities for tax purposes was $3,876,009,000, consisting of unrealized gains of $17,922,649,000 on securities that had risen in value since their purchase and $21,798,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,967	390,843	45,445
E-mini S&P 500 Index	8,030	319,112	8,535

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	66,822,936	53,980
Level 2- Other significant observable inputs	90,910	-
Level 3- Significant unobservable inputs	-	-
Total	66,913,846	53,980

Vanguard Extended Market Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (13.2%)
	Ross Stores, Inc.	758,281	27,207
*	Dollar Tree, Inc.	531,062	23,659
	Advance Auto Parts, Inc.	556,785	22,873
*	ITT Educational Services, Inc.	184,317	22,380
*	Priceline.com, Inc.	240,231	18,925
	Cablevision Systems NY Group Class A	1,413,663	18,293
	DeVry, Inc.	361,006	17,393
*	Liberty Global, Inc. Series C	1,165,870	16,474
*,^	CarMax, Inc.	1,291,713	16,069
	PetSmart, Inc.	745,038	15,616
	Strayer Education, Inc.	82,637	14,864
	American Eagle Outfitters, Inc.	1,208,292	14,789
*	NVR, Inc.	33,446	14,307
*	Toll Brothers, Inc.	760,535	13,811
	BorgWarner, Inc.	677,170	13,747
*	DISH Network Corp.	1,232,456	13,693
*	Discovery Communications Inc. Class C	931,029	13,640
	Wendy's/Arby's Group, Inc.	2,450,421	12,326
*	LKQ Corp.	820,187	11,704
*	Discovery Communications Inc. Class A	713,894	11,437
*,^	Chipotle Mexican Grill, Inc.	166,348	11,042
*	Urban Outfitters, Inc.	668,403	10,942
*,^	Netflix.com, Inc.	244,268	10,484
*	Aeropostale, Inc.	391,637	10,402
*	Career Education Corp.	431,408	10,337
*,^	Panera Bread Co.	181,175	10,128
*	Corinthian Colleges, Inc.	505,374	9,830
*	Mohawk Industries, Inc.	328,961	9,826
*	DreamWorks Animation SKG, Inc.	450,431	9,747
*	Penn National Gaming, Inc.	394,796	9,534
	Foot Locker, Inc.	907,950	9,515
	Brinker International, Inc.	597,164	9,017
	Aaron Rents, Inc.	312,547	8,332
	Gentex Corp.	806,654	8,034
*	Sirius XM Radio Inc.	22,596,192	7,909
*	Jack in the Box Inc.	333,379	7,764
*	Marvel Entertainment, Inc.	286,401	7,604
*	Rent-A-Center, Inc.	386,784	7,492
	Guess ?, Inc.	353,396	7,450

	Burger King Holdings Inc.	323,457	7,423
	John Wiley & Sons Class A	249,240	7,422
*	Dick's Sporting Goods, Inc.	498,715	7,117
	Phillips-Van Heusen Corp.	301,737	6,843
	MDC Holdings, Inc.	216,120	6,730
*	Tractor Supply Co.	185,636	6,694
*	The Warnaco Group, Inc.	273,308	6,559
*	Liberty Global, Inc. Class A	449,029	6,538
	Regal Entertainment Group Class A	468,866	6,287
	Tupperware Brands Corp.	366,689	6,230
*	Carter's, Inc.	330,347	6,214
*	WMS Industries, Inc.	289,111	6,045
*	Bally Technologies Inc.	319,987	5,894
	Hillenbrand Inc.	362,393	5,802
*	Coinstar, Inc.	174,430	5,714
*	Jarden Corp.	445,031	5,639
*	Chico's FAS, Inc.	1,039,075	5,580
*	Brink's Home Security Holdings, Inc.	238,794	5,397
	Interactive Data Corp.	214,027	5,321
*	Hanesbrands Inc.	548,521	5,249
	Service Corp. International	1,498,194	5,229
	Matthews International Corp.	180,872	5,211
*,^	Time Warner Cable Inc.	210,073	5,210
	Williams-Sonoma, Inc.	507,865	5,119
	Choice Hotels International, Inc.	192,213	4,963
^	Royal Caribbean Cruises, Ltd.	601,128	4,815
	Barnes & Noble, Inc.	217,253	4,645
*	Scientific Games Corp.	381,112	4,615
	Men's Wearhouse, Inc.	303,371	4,593
	Wolverine World Wide, Inc.	290,243	4,522
*	Capella Education Co.	83,080	4,403
	The Buckle, Inc.	137,890	4,403
*,^	Lamar Advertising Co. Class A	444,662	4,335
	Ryland Group, Inc.	251,304	4,187
*	Fossil, Inc.	261,389	4,104
	Polaris Industries, Inc.	190,465	4,084
*	Deckers Outdoor Corp.	76,749	4,071
	Bob Evans Farms, Inc.	179,969	4,035
*	The Cheesecake Factory Inc.	350,346	4,011
*,^	J. Crew Group, Inc.	303,988	4,007
	Weight Watchers International, Inc.	207,648	3,852
*	American Public Education, Inc.	91,431	3,846
*	Buffalo Wild Wings Inc.	104,889	3,837
	Pool Corp.	282,989	3,792
	Cracker Barrel Old Country Store Inc.	131,315	3,761
	Regis Corp.	253,318	3,660
*	Collective Brands, Inc.	373,713	3,640
*	The Gymboree Corp.	170,108	3,632

	International Speedway Corp.	162,826	3,592
*,^	Vail Resorts Inc.	174,373	3,562
*	Sonic Corp.	355,096	3,558
	Sotheby's	393,215	3,539
*,^	Under Armour, Inc.	213,992	3,516
*,^	Las Vegas Sands Corp.	1,148,016	3,456
*	CEC Entertainment Inc.	133,233	3,448
*,^	Morningstar, Inc.	97,147	3,318
	National CineMedia Inc.	246,895	3,254
	Thor Industries, Inc.	208,016	3,249
*	The Dress Barn, Inc.	263,875	3,243
*	P.F. Chang's China Bistro, Inc.	141,401	3,235
*	Timberland Co.	269,820	3,222
*	Hibbett Sports Inc.	167,273	3,215
	Tempur-Pedic International Inc.	439,051	3,205
	Cato Corp. Class A	172,285	3,149
	Monro Muffler Brake, Inc.	113,530	3,103
*	The Children's Place Retail Stores, Inc.	141,275	3,092
*	Iconix Brand Group Inc.	340,368	3,012
*,^	Jos. A. Bank Clothiers, Inc.	107,037	2,977
*	Papa John's International, Inc.	125,640	2,873
*	Hot Topic, Inc.	256,738	2,873
*	Texas Roadhouse, Inc.	297,405	2,834
*	Sally Beauty Co. Inc.	480,215	2,728
	Callaway Golf Co.	377,921	2,713
	CKE Restaurants Inc.	320,302	2,691
	Fred's, Inc.	234,336	2,643
*,^	Life Time Fitness, Inc.	204,345	2,567
*,^	Blue Nile Inc.	85,012	2,563
	NutriSystem, Inc.	179,416	2,560
*	99 Cents Only Stores	274,746	2,539
*	Jo-Ann Stores, Inc.	151,580	2,477
*	Pinnacle Entertainment, Inc.	351,620	2,475
*	Helen of Troy Ltd.	176,746	2,430
*,^	K12 Inc.	169,202	2,352
	UniFirst Corp.	83,910	2,336
	Arbitron Inc.	154,995	2,326
	Scholastic Corp.	152,100	2,292
*	PetMed Express, Inc.	136,837	2,255
	Stage Stores, Inc.	222,829	2,246
	Penske Automotive Group Inc.	231,695	2,162
	Columbia Sportswear Co.	71,510	2,140
	Finish Line, Inc.	321,372	2,127
	Genesco, Inc.	112,855	2,125
	Jones Apparel Group, Inc.	500,684	2,113
*	Cabela's Inc.	231,496	2,109
*	Ascent Media Corp.	83,188	2,080
*	Meritage Corp.	180,998	2,067

*	JAKKS Pacific, Inc.	163,760	2,022
*	Gaylord Entertainment Co.	239,848	1,998
*	Steven Madden, Ltd.	104,862	1,969
	Group 1 Automotive, Inc.	140,683	1,965
	Ethan Allen Interiors, Inc.	168,676	1,899
*	The Wet Seal, Inc. Class A	564,809	1,898
	Dillard's Inc.	327,308	1,866
	Ameristar Casinos, Inc.	147,803	1,859
*	California Pizza Kitchen, Inc.	141,383	1,849
	Brunswick Corp.	516,800	1,783
*,^	MGM Mirage, Inc.	760,809	1,773
	Stewart Enterprises, Inc. Class A	543,185	1,760
*	AnnTaylor Stores Corp.	335,890	1,747
	National Presto Industries, Inc.	28,143	1,717
	Churchill Downs, Inc.	56,215	1,690
	World Wrestling Entertainment, Inc.	145,285	1,677
	Cinemark Holdings Inc.	178,095	1,672
	Superior Industries International, Inc.	136,178	1,614
*	Red Robin Gourmet Burgers, Inc.	90,801	1,601
*	Smith & Wesson Holding Corp.	264,805	1,594
*,^	Saks Inc.	834,198	1,560
*	Citi Trends Inc.	67,969	1,556
*	Peet's Coffee & Tea Inc.	71,889	1,554
*	Universal Technical Institute Inc.	126,700	1,520
*	Chipotle Mexican Grill, Inc. Class B	26,200	1,502
*	Sturm, Ruger & Co., Inc.	121,265	1,495
*	Universal Electronics, Inc.	82,054	1,485
*	Domino's Pizza, Inc.	221,358	1,450
	bebe stores, inc.	212,066	1,414
	Cooper Tire & Rubber Co.	347,387	1,403
	OfficeMax, Inc.	448,677	1,400
*,^	Raser Technologies, Inc.	333,216	1,396
	Liz Claiborne, Inc.	555,544	1,372
	K-Swiss, Inc.	158,755	1,356
*	Pre-Paid Legal Services, Inc.	46,564	1,352
*	True Religion Apparel, Inc.	113,417	1,339
*	BJ's Restaurants Inc.	96,285	1,339
	American Greetings Corp. Class A	264,609	1,339
*	Mediacom Communications Corp.	327,530	1,320
*	Exide Technologies	436,736	1,310
	Harte-Hanks, Inc.	243,901	1,305
*	hhgregg, Inc.	92,168	1,304
*	CKX, Inc.	317,619	1,302
*	Steak n Shake Co.	169,506	1,283
*	Skechers U.S.A., Inc.	191,686	1,279
*	Stamps.com Inc.	129,583	1,257
	Speedway Motorsports, Inc.	106,160	1,255
*	Interval Leisure Group, Inc.	234,908	1,245

	Boyd Gaming Corp.	328,374	1,225
*	Charlotte Russe Holding Inc.	148,602	1,211
*	Live Nation, Inc.	449,281	1,200
*	Grand Canyon Education Inc.	65,910	1,138
	Ambassadors Group, Inc.	139,724	1,135
	Haverty Furniture Cos., Inc.	106,197	1,118
*	HSN, Inc.	214,827	1,104
	Spartan Motors, Inc.	264,520	1,063
	The Pep Boys (Manny, Moe & Jack)	241,029	1,063
*	Zumiez Inc.	107,425	1,042
*	Shutterfly, Inc.	108,972	1,021
*	Volcom, Inc.	102,873	998
^	DineEquity, Inc.	83,174	986
	The Marcus Corp.	115,274	980
*	Blyth, Inc.	37,457	979
*	Denny's Corp.	585,941	979
*	Fuel Systems Solutions, Inc.	71,627	966
	Christopher & Banks Corp.	226,254	925
*	Midas Inc.	116,467	922
	Systemax Inc.	71,139	919
	Brown Shoe Co., Inc.	244,608	917
*	Drew Industries, Inc.	104,733	909
	Weyco Group, Inc.	34,880	904
*	Ruby Tuesday, Inc.	299,707	875
	Movado Group, Inc.	115,277	869
*	Clear Channel Outdoor Holdings, Inc. Class A	236,676	869
*	Dolan Media Co.	110,247	868
*	Maidenform Brands, Inc.	94,630	867
*	Rentrak Corp.	95,324	858
	Winnebago Industries, Inc.	160,461	852
*	Federal-Mogul Corp.	125,980	842
*	Charming Shoppes, Inc.	597,571	837
*,^	Blockbuster Inc. Class A	1,142,376	823
	CSS Industries, Inc.	48,256	820
*	Core-Mark Holding Co., Inc.	44,988	820
*	Ticketmaster Entertainment Inc.	222,075	819
*	Overstock.com, Inc.	88,763	812
	Cherokee Inc.	51,901	810
*	Amerigon Inc.	218,180	807
*	RCN Corp.	216,303	800
*	Cavco Industries, Inc.	33,650	794
*	Youbet.com, Inc.	467,035	789
	Books-a-Million Inc.	168,904	777
	Jackson Hewitt Tax Service Inc.	148,580	776
*	Steinway Musical Instruments Inc.	64,742	775
*	Stein Mart, Inc.	259,955	751
*	Quiksilver, Inc.	569,990	730
*	Coldwater Creek Inc.	290,276	729

*	Nobel Learning Communities, Inc.	61,943	727
*	Shuffle Master, Inc.	248,800	714
*	iRobot Corp.	93,715	712
*	Lumber Liquidators, Inc.	55,201	704
*	Cox Radio, Inc.	171,182	702
^	Talbots Inc.	198,452	697
*	TRW Automotive Holdings Corp.	214,282	690
*	Learning Tree International, Inc.	81,295	689
*	Ulta Salon, Cosmetics & Fragrance, Inc.	101,658	673
*	Standard Pacific Corp.	762,028	671
*	AFC Enterprises, Inc.	148,633	670
*	Hawk Corp. Class A	56,343	651
	Big 5 Sporting Goods Corp.	109,366	642
	Marine Products Corp.	148,805	631
*	Pacific Sunwear of California, Inc.	379,168	629
*	RC2 Corp.	117,242	618
*	Dorman Products, Inc.	66,221	618
*	The Princeton Review, Inc.	139,455	607
*	America's Car-Mart, Inc.	44,567	606
	Skyline Corp.	31,067	591
*,^	Conn's, Inc.	41,737	586
*	Warner Music Group Corp.	244,640	575
	Hearst-Argyle Television Inc.	134,229	558
*	Shoe Carnival, Inc.	53,872	558
	Asbury Automotive Group, Inc.	128,674	555
*	Audiovox Corp.	159,682	548
*	Isle of Capri Casinos, Inc.	102,560	543
	Kenneth Cole Productions, Inc.	84,454	540
*	Build-A-Bear-Workshop, Inc.	88,689	538
^	Landry's Restaurants, Inc.	102,651	536
*,^	Morgans Hotel Group	172,094	535
	Oxford Industries, Inc.	86,064	531
*	Martha Stewart Living Omnimedia, Inc.	210,740	525
*	Luby's, Inc.	106,375	522
	Stanley Furniture Co., Inc.	69,439	522
	Frisch's Restaurants, Inc.	25,701	520
	PRIMEDIA Inc.	209,123	517
	M/I Homes, Inc.	73,558	514
*	Rubio's Restaurants, Inc.	122,126	514
*	Knology, Inc.	121,417	500
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	610,340	488
*	Crown Media Holdings, Inc.	235,874	481
*	Gaiam, Inc.	145,311	477
*	Krispy Kreme Doughnuts, Inc.	292,577	468
*,^	American Apparel, Inc.	157,080	459
*,^	Bidz.com, Inc.	113,766	457
*	New York & Co., Inc.	128,709	457
*	Kirkland's, Inc.	90,113	440

	Modine Manufacturing Co.	175,061	438
*	Tenneco Automotive, Inc.	266,801	435
*	Destination Maternity Corp.	67,520	426
*	DSW Inc. Class A	45,718	425
*	Insignia Systems, Inc.	214,549	421
*	1-800-FLOWERS.COM, Inc.	203,019	420
*	Outdoor Channel Holdings Inc.	60,381	412
*	Tween Brands, Inc.	192,362	412
*	Rocky Brands Inc	116,576	408
	Furniture Brands International Inc.	260,844	383
*	Sealy Corp.	257,268	383
*	LodgeNet Interactive Corp.	239,753	381
	Dover Motorsports, Inc.	205,467	380
*	O'Reilly Automotive, Inc.	10,424	365
*	drugstore.com, Inc.	311,366	364
	CPI Corp.	48,957	362
*	Red Lion Hotels Corp.	122,900	360
*	Zale Corp.	181,761	354
	La-Z-Boy Inc.	282,837	354
	American Axle & Manufacturing Holdings, Inc.	267,757	353
*	Forward Industries, Inc.	188,728	351
	ArvinMeritor, Inc.	420,606	332
*	A.C. Moore Arts & Crafts, Inc.	169,988	321
	E.W. Scripps Co. Class A	236,026	319
^	Brookfield Homes Corp.	92,131	318
*	Crocs, Inc.	266,961	318
	Fisher Communications, Inc.	30,355	296
*	Cache, Inc.	99,997	288
	Hooker Furniture Corp.	33,900	286
*	Hollywood Media Corp.	321,267	286
*	G-III Apparel Group, Ltd.	51,657	285
*	Gaming Partners International	48,997	279
*	West Marine, Inc.	49,985	267
	Aldila, Inc.	47,399	267
*	Champion Enterprises, Inc.	556,437	267
*	Monarch Casino & Resort, Inc.	51,748	267
	Sinclair Broadcast Group, Inc.	257,102	265
	Lithia Motors, Inc.	117,023	263
	Sonic Automotive, Inc.	164,138	263
*	Playboy Enterprises, Inc. Class B	131,317	259
*	Multimedia Games Inc.	118,590	255
*	MarineMax, Inc.	130,031	255
*,^	Beazer Homes USA, Inc.	251,958	254
*	Culp, Inc.	82,428	254
*	Tuesday Morning Corp.	198,294	252
*	Tandy Leather Factory, Inc.	121,205	251
*	REX Stores Corp.	23,108	248
*	Famous Dave's of America, Inc.	78,045	245

	Dover Downs Gaming & Entertainment, Inc.	79,482	244
	O'Charley's Inc.	80,189	241
*	Lin TV Corp.	212,091	238
*	Bluegreen Corp.	131,902	229
*	Palm Harbor Homes, Inc.	101,618	227
*	Valassis Communications, Inc.	141,965	223
*,^	VCG Holding Corp	129,258	220
*	Pomeroy IT Solutions, Inc.	57,309	214
*	Lincoln Educational Services	11,246	206
*	Cumulus Media Inc.	203,382	205
	Nobility Homes, Inc.	27,912	202
	Standard Motor Products, Inc.	72,750	200
*	4Kids Entertainment Inc.	181,285	199
*	Dana Holding Corp.	432,753	199
	Bassett Furniture Industries, Inc.	102,010	198
	Belo Corp. Class A	316,587	193
*	Leapfrog Enterprises, Inc.	139,771	193
	Arctic Cat, Inc.	50,072	192
	Beasley Broadcast Group, Inc.	90,279	190
	Sport Supply Group Inc.	33,190	190
	Lakes Entertainment, Inc.	92,413	189
*	Unifi, Inc.	294,464	188
*	Delta Apparel, Inc.	41,746	181
*	Great Wolf Resorts, Inc.	75,436	176
*	Carrols Restaurant Group Inc.	49,616	174
*	Perry Ellis International Corp.	50,145	173
	Flexsteel Industries, Inc.	33,066	171
*	Lodgian, Inc.	80,960	170
*	Saga Communications Inc.	43,756	165
*	Benihana Inc. Class A	63,045	163
*	Town Sports International Holdings, Inc.	54,278	162
	Heelys Inc.	94,768	162
	Journal Communications, Inc.	215,917	162
*	Hovnanian Enterprises Inc. Class A	102,238	159
*	McCormick & Schmick's Seafood Restaurants, Inc.	40,663	159
*	Russ Berrie and Co., Inc.	118,113	156
*	MTR Gaming Group Inc.	170,691	154
*	Orbitz Worldwide, Inc.	117,855	152
	Collectors Universe, Inc.	38,822	151
*	Century Casinos, Inc.	96,100	149
*	Empire Resorts Inc.	192,357	148
*	Nautilus Inc.	233,472	147
*	Joe's Jeans, Inc.	389,951	144
	AH Belo Corp.	146,849	144
*	Coachmen Industries, Inc.	220,894	144
*	Entravision Communications Corp.	529,429	138
*	Lear Corp.	183,502	138
*	J. Alexander's Corp.	46,200	130

	Strattec Security Corp.	15,593	130
	Libbey, Inc.	141,117	130
*	Alloy, Inc.	30,775	129
*	Stoneridge, Inc.	60,029	127
*	Ruth's Hospitality Group Inc.	99,982	121
^	The McClatchy Co. Class A	246,180	121
	ARK Restaurants Corp.	12,680	120
*	Mac-Gray Corp.	22,799	119
*	Trans World Entertainment Corp.	187,257	114
*	WPT Enterprises Inc.	193,572	110
*	Shiloh Industries, Inc.	53,686	110
*	Casual Male Retail Group, Inc.	219,326	107
*	Design Within Reach Inc.	198,052	107
*	Hayes Lemmerz International, Inc.	575,859	107
*	Global Traffic Network, Inc.	31,207	95
^	Orleans Homebuilders, Inc.	39,354	94
*	Franklin Electronic Publishers, Inc.	109,761	93
*,^	Jamba Inc.	189,850	91
	Bon-Ton Stores, Inc.	51,406	90
*	Nexstar Broadcasting Group, Inc.	128,675	87
*	MKTG Inc.,	93,399	87
*	ValueVision Media, Inc.	122,694	85
*	Caribou Coffee Co.	40,322	84
*	Perfumania Holdings, Inc.	38,691	80
*	New Motion, Inc.	65,036	79
	Craftmade International, Inc.	57,419	76
*	Rick's Cabaret International, Inc.	16,335	74
*	NTN Communications, Inc.	273,189	74
*	Emerson Radio Corp.	146,755	73
*	Rockford Corp.	168,328	72
*	Carriage Services, Inc.	46,085	70
*	Benihana Inc.	27,540	70
	Lifetime Brands, Inc.	51,274	68
*	Silverleaf Resorts, Inc.	107,300	68
*	Morton's Restaurant Group Inc.	25,010	67
*	Premier Exhibitions Inc.	86,968	64
*	Duckwall-ALCO Stores, Inc.	6,717	64
*,^	Playboy Enterprises, Inc. Class A	22,850	63
*	Charles & Colvard Ltd.	179,486	63
*	The Walking Co. Holdings, Inc.	29,163	62
*,^	Gander Mountain Co.	21,005	61
	Escalade, Inc.	95,046	61
*	Cavalier Homes, Inc.	38,601	60
*	Syms Corp.	9,144	56
*	Navarre Corp.	112,691	51
*,^	Radio One, Inc.	93,623	50
*	Blockbuster Inc. Class B	107,624	48
	Aaron Rents, Inc. Class A	2,025	47

*	Golfsmith International Holdings, Inc.	43,811	43
*	Borders Group, Inc.	66,701	42
*	Bluefly, Inc.	44,063	41
*	Six Flags, Inc.	149,556	40
*	Riviera Holdings Corp.	38,655	39
*	Select Comfort Corp.	53,488	39
*	Harris Interactive Inc.	149,054	37
*	The Dixie Group, Inc.	33,660	37
	Johnson Outdoors Inc.	7,174	36
*	Regent Communications, Inc.	274,374	36
*	Barry RG Corp Ohio	5,684	34
*	Emmis Communications, Inc.	87,169	34
*	Pier 1 Imports Inc.	59,657	33
*	Williams Controls, Inc.	6,252	31
*	Ambassadors International, Inc.	77,088	30
*	Bakers Footwear Group Inc.	69,383	29
*	Amerityre Corp.	99,178	29
*	Proliance International Inc.	133,284	23
	Lee Enterprises, Inc.	74,461	21
*	California Coastal Communities, Inc.	24,348	15
*	Nathan's Famous Inc	1,200	15
	Hallwood Group Inc.	1,600	14
*	Meade Instruments Corp.	90,979	13
*	Cost Plus, Inc.	12,943	12
*	InfoSonics Corp.	65,686	12
	Noble International, Ltd.	60,630	12
*,^	Source Interlink Cos., Inc.	44,957	8
*	SPEEDUS Corp.	19,899	8
*	Eddie Bauer Holding, Inc.	9,106	4
*	SPAR Group, Inc.	7,650	4
	Gray Television, Inc.	11,949	4
*	Spanish Broadcasting System, Inc.	17,769	3
*	Singing Machine Co., Inc.	6,000	—
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	5,255	—
*,^	Gadzooks, Inc.	92,160	—
			1,063,097
Consumer Staples (3.8%)
	Bunge Ltd.	712,955	40,389
	Church & Dwight, Inc.	411,153	21,475
*	Ralcorp Holdings, Inc.	331,552	17,864
*	Energizer Holdings, Inc.	341,890	16,989
*	Hansen Natural Corp.	423,881	15,260
	Alberto-Culver Co.	500,034	11,306
*	BJ's Wholesale Club, Inc.	344,712	11,027
	Flowers Foods, Inc.	463,584	10,885
	Corn Products International, Inc.	438,113	9,288
	Del Monte Foods Co.	1,159,000	8,449
	Casey's General Stores, Inc.	297,950	7,943

*	Smithfield Foods, Inc.	696,390	6,588
*	Chattem, Inc.	114,247	6,404
	PepsiAmericas, Inc.	335,817	5,793
*	TreeHouse Foods Inc.	184,920	5,324
	Ruddick Corp.	230,278	5,170
*,^	Green Mountain Coffee Roasters, Inc.	104,323	5,007
	Lancaster Colony Corp.	116,467	4,831
*	United Natural Foods, Inc.	251,708	4,775
*	NBTY, Inc.	321,149	4,522
	Universal Corp. (VA)	146,479	4,383
*	American Italian Pasta Co.	119,797	4,170
	Lance, Inc.	184,931	3,850
	Sanderson Farms, Inc.	102,413	3,846
	Tootsie Roll Industries, Inc.	156,212	3,393
*	Hain Celestial Group, Inc.	237,283	3,379
	Vector Group Ltd.	255,391	3,318
*	Central Garden & Pet Co. Class A	414,720	3,119
*	Winn-Dixie Stores, Inc.	318,470	3,045
	Nu Skin Enterprises, Inc.	289,654	3,038
	J & J Snack Foods Corp.	81,771	2,828
	Diamond Foods, Inc.	95,944	2,680
	WD-40 Co.	96,805	2,337
*	The Pantry, Inc.	131,498	2,316
*	Smart Balance Inc.	367,250	2,218
	Nash-Finch Co.	75,046	2,108
	Weis Markets, Inc.	64,885	2,014
	Spartan Stores, Inc.	130,246	2,007
*	Alliance One International, Inc.	521,659	2,003
*	Darling International, Inc.	479,382	1,779
*	Chiquita Brands International, Inc.	260,540	1,727
	Cal-Maine Foods, Inc.	74,010	1,657
	PriceSmart, Inc.	86,828	1,564
*	Star Scientific, Inc.	362,311	1,551
	The Andersons, Inc.	106,865	1,511
*	Bare Escentuals, Inc.	360,356	1,477
*	Mead Johnson Nutrition Co.	46,800	1,351
*	National Beverage Corp.	141,665	1,299
	Ingles Markets, Inc.	84,614	1,263
*	Boston Beer Co., Inc. Class A	60,311	1,258
	Coca-Cola Bottling Co.	22,690	1,181
	Farmer Brothers, Inc.	64,075	1,141
*	Prestige Brands Holdings Inc.	218,780	1,133
*	Rite Aid Corp.	3,036,077	1,093
	B&G Foods Inc.	176,511	918
	Village Super Market Inc. Class A	28,514	889
*	Elizabeth Arden, Inc.	151,116	881
*	Susser Holdings Corp.	61,110	821
*	The Great Atlantic & Pacific Tea Co., Inc.	149,553	794

	Arden Group Inc. Class A	6,188	723
*	Lifeway Foods, Inc.	90,022	720
	Imperial Sugar Co.	75,909	546
	Calavo Growers, Inc.	43,694	525
*	Zapata Corp.	89,872	513
	Alico, Inc.	21,040	505
*	Natural Alternatives International, Inc.	75,837	469
	Inter Parfums, Inc.	73,725	430
	United Guardian, Inc.	59,489	416
*	Nutraceutical International Corp.	60,567	406
*	Monterey Pasta Co.	278,661	348
*	John B. Sanfilippo & Son, Inc.	63,824	341
	Oil-Dri Corp. of America	22,117	326
	Rocky Mountain Chocolate Factory, Inc.	47,512	294
*	Schiff Nutrition International, Inc.	64,025	288
*	Medifast, Inc.	60,809	252
*	Revlon, Inc.	96,979	241
*	Omega Protein Corp.	87,691	231
*	Overhill Farms Inc.	56,412	215
	Mannatech, Inc.	60,320	201
	Reddy Ice Holdings, Inc.	122,128	180
	Reliv International, Inc.	39,264	137
*	Physicians Formula Holdings, Inc.	49,005	96
*	Parlux Fragrances, Inc.	89,346	77
*	HQ Sustainable Maritime Industries, Inc.	7,700	59
*	Female Health Co.	15,608	58
*	Cusine Solutions, Inc.	95,240	53
	MGP Ingredients, Inc.	68,059	50
*	IGI, Inc.	72,500	49
*	Orchids Paper Products Co.	2,500	33
*	Diedrich Coffee, Inc.	13,950	20
*	Vermont Pure Holdings, Ltd.	600	—
			309,431
Energy (6.2%)
*	Ultra Petroleum Corp.	886,371	31,812
*	Petrohawk Energy Corp.	1,471,235	28,292
*	FMC Technologies Inc.	736,801	23,113
*	Denbury Resources, Inc.	1,455,845	21,634
*	Pride International, Inc.	1,017,304	18,291
*	Newfield Exploration Co.	778,310	17,668
	Helmerich & Payne, Inc.	617,304	14,056
*	Oceaneering International, Inc.	320,195	11,806
	Tidewater Inc.	302,083	11,216
	Arch Coal, Inc.	837,329	11,195
	Southern Union Co.	727,035	11,065
*	Plains Exploration & Production Co.	630,673	10,866
*	Dresser Rand Group, Inc.	480,382	10,616
*	EXCO Resources, Inc.	952,196	9,522

	Cimarex Energy Co.	488,544	8,979
*	Comstock Resources, Inc.	272,285	8,114
	Patterson-UTI Energy, Inc.	897,283	8,040
	Frontier Oil Corp.	609,084	7,790
*	Whiting Petroleum Corp.	297,584	7,693
*	Concho Resources, Inc.	296,409	7,585
*	Forest Oil Corp.	568,723	7,479
*	Alpha Natural Resources, Inc.	415,471	7,375
*	Encore Acquisition Co.	303,723	7,068
*	SEACOR Holdings Inc.	117,381	6,844
*	Superior Energy Services, Inc.	457,452	5,897
*	Unit Corp.	277,033	5,796
*	Exterran Holdings, Inc.	361,466	5,791
*	Arena Resources, Inc.	223,994	5,707
	World Fuel Services Corp.	172,058	5,442
*	Atwood Oceanics, Inc.	327,330	5,430
*	Dril-Quip, Inc.	176,144	5,408
	Holly Corp.	240,677	5,102
*	SandRidge Energy, Inc.	736,866	4,856
	St. Mary Land & Exploration Co.	365,238	4,832
*	Bill Barrett Corp.	216,970	4,825
*	Mariner Energy Inc.	527,824	4,091
*	Oil States International, Inc.	290,185	3,894
*	Continental Resources, Inc.	178,926	3,795
*	CNX Gas Corp.	159,236	3,775
	Foundation Coal Holdings, Inc.	261,217	3,748
*	Quicksilver Resources, Inc.	662,740	3,672
*	Bristow Group, Inc.	170,663	3,657
	Lufkin Industries, Inc.	87,167	3,302
	CARBO Ceramics Inc.	115,095	3,273
*	Gulfmark Offshore, Inc.	133,933	3,196
	Overseas Shipholding Group Inc.	140,185	3,178
*	Contango Oil & Gas Co.	80,381	3,151
*	USEC Inc.	652,701	3,133
*	Helix Energy Solutions Group, Inc.	576,756	2,965
	Berry Petroleum Class A	261,344	2,864
	Penn Virginia Corp.	245,473	2,695
*	Goodrich Petroleum Corp.	132,371	2,563
*	Global Industries Ltd.	666,136	2,558
	General Maritime Corp.	336,886	2,358
*	NATCO Group Inc.	116,882	2,213
	Western Refining, Inc.	176,375	2,106
*	Hornbeck Offshore Services, Inc.	136,247	2,076
*	Key Energy Services, Inc.	710,601	2,047
	Atlas America, Inc.	230,367	2,016
*	James River Coal Co.	160,620	1,982
*	Vaalco Energy, Inc.	341,314	1,806
*	Cal Dive International, Inc.	232,622	1,575

*	Rosetta Resources, Inc.	303,406	1,502
*	McMoRan Exploration Co.	318,078	1,495
*	TETRA Technologies, Inc.	438,295	1,424
*	Carrizo Oil & Gas, Inc.	159,561	1,417
*	Patriot Coal Corp.	372,261	1,381
	RPC Inc.	204,099	1,353
*	Newpark Resources, Inc.	516,236	1,306
*,^	BPZ Energy, Inc.	351,298	1,300
*	Swift Energy Co.	177,469	1,295
*,^	International Coal Group, Inc.	763,955	1,230
*	Parker Drilling Co.	650,697	1,197
*	Matrix Service Co.	144,721	1,190
*,^	Cheniere Energy, Inc.	258,759	1,102
	W&T Offshore, Inc.	171,029	1,052
*	Clayton Williams Energy, Inc.	35,451	1,037
*	Petroleum Development Corp.	84,916	1,003
	Alon USA Energy, Inc.	72,640	995
*	Complete Production Services, Inc.	311,528	959
*	PHI Inc.	72,445	952
*	Pioneer Drilling Co.	285,255	936
*	Syntroleum Corp.	637,059	930
*	Harvest Natural Resources, Inc.	262,897	891
*	ION Geophysical Corp.	512,527	800
*	Basic Energy Services Inc.	123,456	799
*	FX Energy, Inc.	287,315	799
*	Hercules Offshore, Inc.	504,788	798
*	Clean Energy Fuels Corp.	130,550	795
	Delek US Holdings, Inc.	73,166	758
*	CVR Energy, Inc.	135,195	749
*,^	ATP Oil & Gas Corp.	141,003	723
*	Bronco Drilling Co., Inc.	131,625	692
	Panhandle Royalty Co.	39,713	680
	Gulf Island Fabrication, Inc.	83,897	672
*	Stone Energy Corp.	199,311	664
*	T-3 Energy Services, Inc.	54,652	644
*	PetroQuest Energy, Inc.	262,880	631
*,^	Evergreen Energy, Inc.	432,856	603
*	Rentech, Inc.	1,088,611	599
*	Dawson Geophysical Co.	42,699	576
*	ENGlobal Corp.	125,931	572
*	Endeavor International Corp.	638,458	555
*	Natural Gas Services Group	59,160	532
*	Northern Oil and Gas, Inc.	146,430	527
	Crosstex Energy, Inc.	319,141	523
*	Westmoreland Coal Co.	71,654	514
*	Superior Well Services, Inc.	98,578	506
*	Veneco Inc.	153,612	504
*,^	SulphCo, Inc.	465,279	498

*	Credo Pete Corp.	66,075	494
*	GeoResources Inc.	73,406	493
*	Bolt Technology Corp.	63,799	454
*	GMX Resources Inc.	67,887	441
*,^	Delta Petroleum Corp.	358,504	430
*	Gulfport Energy Corp.	182,938	424
*	Warren Resources Inc.	440,489	423
*	Boots & Coots International Well Control, Inc.	336,332	420
*	Brigham Exploration Co.	216,760	412
*	Abraxas Petroleum Corp.	369,868	381
*	Double Eagle Petroleum Co.	71,516	370
*	OYO Geospace Corp.	23,929	312
*	Parallel Petroleum Corp.	227,028	291
	Toreador Resources Corp.	115,296	289
*	OMNI Energy Services Corp.	217,149	284
*	Allis-Chalmers Energy Inc.	142,207	274
*	Mitcham Industries, Inc.	71,429	272
*	RAM Energy Resources, Inc.	367,188	268
*	Gasco Energy Inc.	672,029	262
*	Approach Resources Inc.	41,900	260
*	Union Drilling, Inc.	67,267	256
*	American Oil & Gas Inc.	311,932	240
*,^	Tri-Valley Corp.	200,474	229
*,^	Ngas Resources Inc.	178,232	216
*	National Coal Corp.	143,150	195
*	Uranium Resources Inc.	399,184	188
*	Callon Petroleum Co.	171,641	187
*,^	Trico Marine Services, Inc.	85,194	179
*	Rex Energy Corp.	61,895	178
*,^	Verenium Corp.	520,069	151
*	Royale Energy, Inc.	76,348	137
	Barnwell Industries, Inc.	33,666	136
*	Green Plains Renewable Energy, Inc.	42,975	132
*	PHI Inc. Non-Voting Shares	12,172	121
*	Cano Petroleum Inc.	249,987	107
*	Crusader Energy Group Inc.	601,009	102
*,^	Hyperdynamics Corp.	291,794	96
*	Harken Energy Corp.	56,645	84
	Houston American Energy Corp.	43,918	82
*	Tengasco, Inc.	152,330	78
*	The Meridian Resource Corp.	343,302	72
*,^	TXCO Resources Inc.	172,403	71
*	Geomet, Inc.	121,818	71
*	Geokinetics Inc.	19,900	65
*	Pacific Ethanol, Inc.	184,102	61
*	Zion Oil&Gas Inc.	3,374	40
*	Edge Petroleum Corp.	192,793	37
*,^	Dune Energy, Inc.	244,700	32

*,^	Nova Biosource Fuels, Inc.	390,344	27
*	Teton Energy Corp.	67,968	26
*	Isramco, Inc.	208	8
*	Quest Resource Corp.	18,354	6
			498,418
Financials (18.0%)
	Everest Re Group, Ltd.	359,992	25,487
	Fidelity National Financial, Inc. Class A	1,260,594	24,594
	New York Community Bancorp, Inc.	2,021,615	22,581
*	TD Ameritrade Holding Corp.	1,340,304	18,510
	W.R. Berkley Corp.	814,420	18,365
	BlackRock, Inc.	131,648	17,120
	HCC Insurance Holdings, Inc.	665,815	16,772
	Cullen/Frost Bankers, Inc.	348,243	16,347
*	Markel Corp.	57,521	16,329
	Federal Realty Investment Trust REIT	346,254	15,928
	Eaton Vance Corp.	685,174	15,656
	Old Republic International Corp.	1,377,533	14,905
	Digital Realty Trust, Inc. REIT	444,779	14,758
	First American Corp.	545,103	14,451
	Commerce Bancshares, Inc.	387,126	14,053
	Rayonier Inc. REIT	462,839	13,987
	Reinsurance Group of America, Inc.	425,753	13,790
	Nationwide Health Properties, Inc. REIT	599,902	13,312
	Brown & Brown, Inc.	680,390	12,866
	Associated Banc-Corp.	749,624	11,574
^	Realty Income Corp. REIT	611,414	11,507
	Raymond James Financial, Inc.	574,281	11,313
	Liberty Property Trust REIT	594,035	11,251
	AMB Property Corp. REIT	776,079	11,176
	Regency Centers Corp. REIT	410,328	10,902
*	Affiliated Managers Group, Inc.	240,775	10,043
	Jefferies Group, Inc.	719,301	9,926
	Senior Housing Properties Trust REIT	705,688	9,894
	Valley National Bancorp	791,406	9,790
	Arthur J. Gallagher & Co.	565,171	9,608
	SEI Investments Co.	784,447	9,578
	Bank of Hawaii Corp.	279,872	9,230
*	ProAssurance Corp.	195,463	9,112
*,^	The St. Joe Co.	542,142	9,075
	Essex Property Trust, Inc. REIT	157,231	9,016
	Waddell & Reed Financial, Inc.	497,806	8,995
	White Mountains Insurance Group Inc.	51,937	8,929
	BancorpSouth, Inc.	423,830	8,833
	FirstMerit Corp.	476,400	8,670
	The Hanover Insurance Group Inc.	299,773	8,639
*	Alleghany Corp.	31,662	8,575
	Alexandria Real Estate Equities, Inc. REIT	230,787	8,401

*	Knight Capital Group, Inc. Class A	544,417	8,025
	City National Corp.	237,251	8,012
	Highwood Properties, Inc. REIT	372,658	7,982
	Greenhill & Co., Inc.	107,957	7,973
	TCF Financial Corp.	658,617	7,745
	Mack-Cali Realty Corp. REIT	389,358	7,713
	Westamerica Bancorporation	169,281	7,712
	First Niagara Financial Group, Inc.	695,150	7,577
	Corporate Office Properties Trust, Inc. REIT	303,600	7,538
	UDR, Inc. REIT	872,203	7,510
	NewAlliance Bancshares, Inc.	626,348	7,353
	UMB Financial Corp.	172,838	7,344
	National Retail Properties REIT	463,111	7,336
	American Financial Group, Inc.	440,491	7,070
	TFS Financial Corp.	566,126	6,867
*	Stifel Financial Corp.	158,510	6,865
	Washington Federal Inc.	516,087	6,859
	Fulton Financial Corp.	1,028,194	6,817
	Omega Healthcare Investors, Inc. REIT	483,037	6,801
	Camden Property Trust REIT	312,599	6,746
	Hospitality Properties Trust REIT	550,903	6,611
	Prosperity Bancshares, Inc.	240,474	6,577
	StanCorp Financial Group, Inc.	287,064	6,539
*	Investment Technology Group, Inc.	253,955	6,481
	Erie Indemnity Co. Class A	186,395	6,371
	Mercury General Corp.	208,693	6,198
	Home Properties, Inc. REIT	192,630	5,904
	BRE Properties Inc. Class A REIT	299,824	5,886
	First Financial Bankshares, Inc.	122,010	5,877
*	Signature Bank	206,647	5,834
	Tanger Factory Outlet Centers, Inc. REIT	185,650	5,729
	Transatlantic Holdings, Inc.	159,529	5,690
	Glacier Bancorp, Inc.	360,484	5,663
	Equity Lifestyle Properties, Inc. REIT	147,877	5,634
	Potlatch Corp. REIT	232,994	5,403
	Washington REIT	310,650	5,374
	Synovus Financial Corp.	1,645,676	5,348
	Taubman Co. REIT	310,918	5,298
	Douglas Emmett, Inc. REIT	714,917	5,283
	Zenith National Insurance Corp.	218,769	5,275
	R.L.I. Corp.	104,599	5,251
	Trustmark Corp.	285,610	5,250
	Healthcare Realty Trust Inc. REIT	347,543	5,210
	Mid-America Apartment Communities, Inc. REIT	165,459	5,101
	Odyssey Re Holdings Corp.	134,240	5,092
	Tower Group, Inc.	204,761	5,043
	Capitol Federal Financial	130,264	4,925
	Duke Realty Corp. REIT	870,416	4,787

	Jones Lang LaSalle Inc.	202,925	4,720
	Susquehanna Bancshares, Inc.	504,790	4,710
	BOK Financial Corp.	134,513	4,647
*,^	AmeriCredit Corp.	771,697	4,522
	Fannie Mae	6,387,906	4,472
*	PHH Corp.	318,042	4,469
	Astoria Financial Corp.	477,958	4,392
	Hancock Holding Co.	139,876	4,375
	Old National Bancorp	388,746	4,342
	Weingarten Realty Investors REIT	454,186	4,324
	American Campus Communities, Inc. REIT	248,290	4,310
	Whitney Holdings Corp.	375,217	4,296
	Franklin Street Properties Corp. REIT	347,038	4,269
	HRPT Properties Trust REIT	1,315,369	4,196
	IBERIABANK Corp.	91,036	4,182
	NBT Bancorp, Inc.	191,379	4,141
	EastGroup Properties, Inc. REIT	146,951	4,125
	Unitrin, Inc.	288,582	4,034
	F.N.B. Corp.	525,753	4,033
	First Citizens BancShares Class A	30,594	4,032
	National Penn Bancshares Inc.	481,348	3,995
	Wilmington Trust Corp.	405,110	3,926
	First Commonwealth Financial Corp.	438,697	3,891
*	SVB Financial Group	193,055	3,863
*	Interactive Brokers Group, Inc.	237,676	3,834
^	United Bankshares, Inc.	221,173	3,813
	National Health Investors REIT	140,689	3,780
	Selective Insurance Group	308,995	3,757
*	Navigators Group, Inc.	78,072	3,683
	SL Green Realty Corp. REIT	335,694	3,626
	Popular, Inc.	1,653,150	3,604
*	KBW Inc.	176,546	3,593
	WesBanco, Inc.	157,154	3,588
	Investors Real Estate Trust REIT	345,989	3,411
	Provident Financial Services Inc.	310,908	3,361
*	Pinnacle Financial Partners, Inc.	140,724	3,337
	Kilroy Realty Corp. REIT	193,770	3,331
	Park National Corp.	59,035	3,291
*	EZCORP, Inc.	283,831	3,284
	DCT Industrial Trust Inc. REIT	1,032,226	3,272
	Delphi Financial Group, Inc.	242,320	3,262
	Brookline Bancorp, Inc.	342,206	3,251
	PS Business Parks, Inc. REIT	87,626	3,229
	BioMed Realty Trust, Inc. REIT	475,407	3,219
	Entertainment Properties Trust REIT	203,593	3,209
	Financial Federal Corp.	151,474	3,208
	Community Bank System, Inc.	191,297	3,204
	Umpqua Holdings Corp.	352,748	3,196

	Cathay General Bancorp	290,397	3,029
*	Hilltop Holdings Inc.	264,749	3,018
	Safety Insurance Group, Inc.	95,605	2,971
	Chemical Financial Corp.	141,218	2,939
	S & T Bancorp, Inc.	137,717	2,921
	Apollo Investment Corp.	833,841	2,902
	United Fire & Casualty Co.	131,152	2,880
^	Freddie Mac	3,788,669	2,879
*	PICO Holdings, Inc.	95,020	2,857
^	The Macerich Co. REIT	451,524	2,827
	Sterling Bancshares, Inc.	429,209	2,807
	Infinity Property & Casualty Corp.	82,574	2,802
*	thinkorswim Group, Inc.	323,538	2,795
	MB Financial, Inc.	204,806	2,785
	optionsXpress Holdings Inc.	243,816	2,772
	Extra Space Storage Inc. REIT	502,853	2,771
	Ares Capital Corp.	569,473	2,756
	Employers Holdings, Inc.	286,220	2,731
	Cash America International Inc.	173,115	2,711
	TrustCo Bank NY	444,778	2,678
	Post Properties, Inc. REIT	259,040	2,627
	Sovran Self Storage, Inc. REIT	128,958	2,589
	CVB Financial Corp.	390,480	2,589
*	Riskmetrics Group Inc.	180,234	2,576
	First Financial Corp. (IN)	69,714	2,572
	City Holding Co.	93,431	2,550
	Bank Mutual Corp.	279,633	2,533
*	Ocwen Financial Corp.	220,575	2,521
	SWS Group, Inc.	160,870	2,498
	Harleysville Group, Inc.	77,816	2,475
	First Midwest Bancorp, Inc.	285,074	2,449
*	Portfolio Recovery Associates, Inc.	89,956	2,414
	Inland Real Estate Corp. REIT	340,056	2,411
	Community Trust Bancorp Inc.	89,176	2,385
^	Equity One, Inc. REIT	195,294	2,381
	LTC Properties, Inc. REIT	135,689	2,380
*	Piper Jaffray Cos., Inc.	91,968	2,372
*	eHealth, Inc.	147,033	2,354
	PrivateBancorp, Inc.	161,351	2,333
*	Investors Bancorp, Inc.	274,867	2,328
	International Bancshares Corp.	297,563	2,321
*	First Cash Financial Services, Inc.	150,916	2,252
^	American Capital Ltd.	1,200,175	2,244
	Protective Life Corp.	410,243	2,154
	DiamondRock Hospitality Co. REIT	527,939	2,117
	Acadia Realty Trust REIT	198,754	2,109
*	Beneficial Mutual Bancorp, Inc.	214,068	2,109
	Stewart Information Services Corp.	106,488	2,077

	PacWest Bancorp	143,863	2,062
	Meadowbrook Insurance Group, Inc.	337,946	2,061
	Alexander's, Inc. REIT	12,034	2,050
	Universal Health Realty Income REIT	69,616	2,035
	TowneBank	120,532	1,968
^	iStar Financial Inc. REIT	699,097	1,964
	Horace Mann Educators Corp.	229,613	1,922
	S.Y. Bancorp, Inc.	79,046	1,921
	First BanCorp Puerto Rico	444,841	1,895
	Getty Realty Holding Corp. REIT	101,648	1,865
	Simmons First National Corp.	73,675	1,856
	Pacific Capital Bancorp	273,263	1,850
	Kearny Financial Corp.	175,090	1,835
	American Physicians Capital, Inc.	44,465	1,820
*	CNA Surety Corp.	98,614	1,818
	First Financial Bancorp	186,816	1,780
	Northwest Bancorp, Inc.	105,248	1,779
	Wintrust Financial Corp.	140,053	1,723
	East West Bancorp, Inc.	373,614	1,707
*	Amerisafe Inc.	110,657	1,695
	BancFirst Corp.	46,486	1,692
	Bank of the Ozarks, Inc.	73,207	1,690
	Provident New York Bancorp, Inc.	197,359	1,687
	Tompkins Trustco, Inc.	39,208	1,686
^	Allied Capital Corp.	1,047,512	1,666
*	FPIC Insurance Group, Inc.	44,965	1,665
	Cousins Properties, Inc. REIT	256,048	1,649
	National Interstate Corp.	97,512	1,649
	Provident Bankshares Corp.	232,686	1,640
	Medical Properties Trust Inc. REIT	447,620	1,634
	Berkshire Hills Bancorp, Inc.	71,258	1,633
	Westfield Financial, Inc.	185,139	1,629
*,^	Citizens, Inc.	223,553	1,625
*	World Acceptance Corp.	94,859	1,622
*	Texas Capital Bancshares, Inc.	142,939	1,610
	Developers Diversified Realty Corp. REIT	755,563	1,609
*	Forestar Real Estate Group, Inc.	210,318	1,609
*	MSCI, Inc.-Class A Shares	93,825	1,587
	Forest City Enterprise Class A	436,664	1,572
	StellarOne Corp.	131,716	1,569
	Renasant Corp.	124,660	1,566
	Home Bancshares Inc.	78,212	1,562
	Harleysville National Corp.	253,236	1,535
	First Source Corp.	84,237	1,520
*	MarketAxess Holdings, Inc.	197,783	1,511
	Prospect Energy Corp.	174,740	1,489
	National Western Life Insurance Co. Class A	13,092	1,479
	State Auto Financial Corp.	83,598	1,471

	Saul Centers, Inc. REIT	64,047	1,471
	Arrow Financial Corp.	61,421	1,455
	Suffolk Bancorp	55,930	1,454
	Student Loan Corp.	33,415	1,452
	Brandywine Realty Trust REIT	509,216	1,451
	Dime Community Bancshares	154,064	1,445
	CNA Financial Corp.	157,675	1,444
	Danvers Bancorp, Inc.	104,267	1,440
	Republic Bancorp, Inc. Class A	77,082	1,439
*	Tejon Ranch Co.	69,592	1,438
*	Citizens Banking Corp.	923,061	1,431
	LaSalle Hotel Properties REIT	236,596	1,382
	Independent Bank Corp. (MA)	93,263	1,376
	SCBT Financial Corp.	65,645	1,372
	Essa Bancorp Inc.	102,217	1,361
	OneBeacon Insurance Group Ltd.	139,844	1,351
	First Merchants Corp.	124,636	1,345
	DuPont Fabros Technology Inc. REIT	195,304	1,344
	Washington Trust Bancorp, Inc.	82,389	1,339
	First Potomac REIT	182,074	1,338
	GFI Group Inc.	413,672	1,328
	Univest Corp. of Pennsylvania	75,528	1,322
	Webster Financial Corp.	306,872	1,304
	Ambac Financial Group, Inc.	1,668,429	1,301
	Baldwin & Lyons, Inc. Class B	68,239	1,291
	Westwood Holdings Group, Inc.	32,989	1,290
	Boston Private Financial Holdings, Inc.	366,323	1,286
	BankFinancial Corp.	128,117	1,277
	American Equity Investment Life Holding Co.	305,234	1,270
	Gamco Investors Inc. Class A	38,857	1,269
	Wesco Financial Corp.	4,544	1,254
	First Financial Northwest, Inc.	145,536	1,214
	Sterling Bancorp	122,149	1,209
	German American Bancorp	100,585	1,202
*	Crawford & Co. Class B	177,476	1,193
	Great Southern Bancorp, Inc.	84,615	1,185
^	United Community Banks, Inc.	280,971	1,169
	Urstadt Biddle Properties Class A REIT	86,842	1,165
	First Bancorp (NC)	96,854	1,159
	Sun Communities, Inc. REIT	97,953	1,159
	TriCo Bancshares	68,839	1,152
	Mainsource Financial Group, Inc.	142,038	1,142
	Capital Southwest Corp.	14,938	1,141
	First Busey Corp.	146,364	1,136
*	LaBranche & Co. Inc.	303,023	1,133
*	Seabright Insurance Holdings, Inc.	107,228	1,122
	Abington Community Bancorp Inc.	135,377	1,121
*	Nelnet, Inc.	125,817	1,112

	Southside Bancshares, Inc.	57,773	1,092
	Northfield Bancorp, Inc.	99,840	1,091
	Cohen & Steers, Inc.	97,777	1,091
	Ashford Hospitality Trust REIT	707,426	1,089
	United Financial Bancorp, Inc.	83,047	1,087
	Union Bankshares Corp.	78,355	1,085
	Donegal Group Inc. Class B	63,194	1,083
	Lakeland Financial Corp.	56,375	1,082
	Lakeland Bancorp, Inc.	134,456	1,080
	Cardinal Financial Corp.	187,419	1,076
^	Heartland Financial USA, Inc.	79,027	1,070
^	General Growth Properties Inc. REIT	1,495,672	1,062
	Sandy Spring Bancorp, Inc.	94,364	1,053
	Colonial Properties Trust REIT	274,960	1,048
^	Colonial BancGroup, Inc.	1,162,745	1,046
	WSFS Financial Corp.	46,772	1,046
	MGIC Investment Corp.	717,530	1,019
*	Dollar Financial Corp.	105,971	1,009
*	TradeStation Group, Inc.	152,844	1,009
	Lexington Realty Trust REIT	423,383	1,008
	Evercore Partners Inc.	64,600	998
	Hercules Technology Growth Capital, Inc.	199,574	998
	West Bancorporation	133,334	993
	Mission West Properties Inc. REIT	154,748	990
	Presidential Life Corp.	127,067	990
*	Conseco, Inc.	1,072,434	987
	Amtrust Financial Services Inc.	102,346	977
	UCBH Holdings, Inc.	643,613	972
	MVC Capital, Inc.	114,740	965
*	First Mercury Financial Corp.	65,888	951
	Sunstone Hotel Investors, Inc. REIT	358,194	942
	Central Pacific Financial Co.	167,155	936
	Peoples Bancorp, Inc.	71,816	932
	CBL & Associates Properties, Inc. REIT	392,405	926
	Clifton Savings Bancorp, Inc.	92,302	923
	American Physicians Service Group, Inc.	47,336	907
	Sterling Financial Corp.	435,199	901
*	Guaranty Bancorp	510,203	893
	Consolidated-Tomoka Land Co.	29,669	881
	Parkway Properties Inc. REIT	84,203	867
	Home Federal Bancorp, Inc.	97,846	854
	Southwest Bancorp, Inc.	90,718	851
*	Republic First Bancorp, Inc.	118,946	848
*	Oritani Financial Corp.	59,746	836
	Citizens & Northern Corp.	45,147	835
	Oriental Financial Group Inc.	167,923	819
	Radian Group, Inc.	440,456	802
	Associated Estates Realty Corp. REIT	139,079	790

	EMC Insurance Group, Inc.	37,256	785
	Capital City Bank Group, Inc.	67,872	778
	OceanFirst Financial Corp.	75,246	769
	The Phoenix Cos., Inc.	657,051	769
*	Sun Bancorp, Inc. (NJ)	146,721	761
*	Broadpoint Securities Group	230,548	761
	Flushing Financial Corp.	125,591	756
	Pacific Continental Corp.	64,165	747
^	Pennsylvania REIT	210,303	747
	Kansas City Life Insurance Co.	20,634	740
	ViewPoint Financial Group	61,404	739
	Monmouth Real Estate Investment Corp. REIT	110,730	732
	Northrim Bancorp Inc.	73,329	731
*	Pennsylvania Commerce Bancorp, Inc.	39,529	727
*	Superior Bancorp	178,418	714
*	PMA Capital Corp. Class A	169,721	708
	Camden National Corp.	30,791	704
*,^	Western Alliance Bancorp	149,726	683
	Smithtown Bancorp, Inc.	59,610	672
	Columbia Banking System, Inc.	104,394	668
	Ramco-Gershenson Properties Trust REIT	103,430	667
	Gladstone Capital Corp.	105,939	663
	American Bancorp of New Jersey, Inc.	69,779	659
	Greene County Bancshares	74,811	658
	First Bancorp, Inc.	41,131	652
	Financial Institutions, Inc.	85,163	649
*	Virginia Commerce Bancorp, Inc.	169,381	642
*	Avatar Holding, Inc.	42,711	640
	MCG Capital Corp.	499,281	639
	Shore Bancshares, Inc.	37,933	635
	NewBridge Bancorp.	300,971	635
*,^	Guaranty Financial Group, Inc.	604,378	635
*	Harris & Harris Group, Inc.	171,190	633
*	Asset Acceptance Capital Corp.	118,780	631
	Calamos Asset Management, Inc.	130,220	626
*	Bank of Florida Corp.	165,699	623
	Wilshire Bancorp Inc.	120,691	623
^	First Industrial Realty Trust REIT	253,223	620
	United Security Bancshares, Inc.	39,227	616
*	Penson Worldwide, Inc.	95,541	614
*	Rewards Network Inc.	174,920	612
*	The Bancorp Inc.	144,199	609
	National Bankshares, Inc.	32,178	607
	Life Partners Holdings	35,572	607
	First Financial Holdings, Inc.	79,010	604
	Center Bancorp, Inc.	83,676	604
	Peapack Gladstone Financial Corp.	33,477	604
	Advance America, Cash Advance Centers, Inc.	354,481	599

	Merchants Bancshares, Inc.	32,013	592
^	Cascade Bancorp	358,418	584
	NGP Capital Resources Co.	116,377	578
	Enterprise Financial Services Corp.	58,633	572
	PremierWest Bancorp	141,242	568
	Diamond Hill Investment Group	14,404	566
	Sanders Morris Harris Group Inc.	144,194	562
	U-Store-It Trust REIT	277,383	560
	Hanmi Financial Corp.	430,861	560
	Heritage Financial Corp.	53,419	558
	Century Bancorp, Inc. Class A	41,622	558
	North Valley Bancorp	126,638	547
	American National Bankshares Inc.	35,044	547
	First Community Bancshares, Inc.	46,532	543
*	Irwin Financial Corp.	277,178	541
	ESB Financial Corp.	48,715	535
	BlackRock Kelso Capital Corp.	126,434	530
	BancTrust Financial Group, Inc.	83,690	530
	Agree Realty Corp. REIT	33,741	529
^	Macatawa Bank Corp.	142,076	526
	Yadkin Valley Bank and Trust Co.	70,405	525
	Indiana Community Bancorp	40,231	523
	Hampton Roads Bankshares, Inc.	66,881	521
	Urstadt Biddle Properties REIT	38,700	519
	Jefferson Bancshares, Inc.	67,279	517
	Brooklyn Federal Bancorp	46,900	517
*	Encore Capital Group, Inc.	113,440	514
	Roma Financial Corp.	39,172	507
	Amcore Financial, Inc.	313,795	502
	Kite Realty Group Trust REIT	204,430	501
*	Southcoast Financial Corp	87,760	500
	Bryn Mawr Bank Corp.	29,683	500
	TIB Financial Corp.	171,587	494
	U.S. Global Investors, Inc. Class A	100,845	491
	The South Financial Group, Inc.	442,693	487
^	ASTA Funding, Inc.	198,537	486
	Taylor Capital Group, Inc.	108,175	481
	Highland Distressed Opportunities, Inc.	241,781	481
	Independent Bank Corp. (MI)	205,581	481
	Kohlberg Capital Corp.	156,231	478
	Ameriserv Financial Inc.	285,515	474
	National Financial Partners Corp.	148,082	474
	Wainwright Bank & Trust Co.	75,015	472
	Medallion Financial Corp.	63,650	472
*	Credit Acceptance Corp.	21,647	465
	Federal Agricultural Mortgage Corp. Class C	172,820	463
	Gladstone Investment Corp.	120,833	462
	CapLease, Inc. REIT	232,187	457

	Gramercy Capital Corp. REIT	467,796	454
	First United Corp.	54,092	453
	Cedar Shopping Centers, Inc. REIT	258,295	449
*	Virtus Investment Partners Inc.	68,213	444
	State Bancorp, Inc.	57,568	443
	PennantPark Investment Corp.	118,019	443
*	Thomas Weisel Partners Group, Inc.	123,619	443
*	Pacific Mercantile Bancorp	125,070	442
*	Meridian Interstate Bancorp, Inc.	52,271	440
	TF Financial Corp.	24,189	440
	CoBiz Inc.	83,062	436
	Hersha Hospitality Trust REIT	229,339	436
	Sierra Bancorp	44,772	436
	Glimcher Realty Trust REIT	309,311	433
	Farmers Capital Bank Corp.	27,391	429
	FBL Financial Group, Inc. Class A	102,931	427
^	Old Second Bancorp, Inc.	65,295	415
	Meta Financial Group, Inc.	39,070	408
	K-Fed Bancorp	51,186	404
	21st Century Holding Co.	120,669	403
*	International Assets Holding Corp.	39,401	402
	First State Bancorporation	283,355	400
	Nara Bancorp, Inc.	135,470	398
	NYMAGIC, Inc.	32,639	398
	Penns Woods Bancorp, Inc.	15,659	396
*,^	CompuCredit Corp.	159,762	391
	NASB Financial Inc.	15,692	391
	Citizens South Banking Corp.	74,015	388
	First South Bancorp, Inc.	36,419	387
	Education Realty Trust, Inc. REIT	110,516	386
^	Frontier Financial Corp.	348,559	383
	BGC Partners, Inc.	172,282	381
	Cogdell Spencer Inc. REIT	74,130	378
	MutualFirst Financial Inc.	78,318	376
	First Place Financial Corp.	111,314	374
	Peoples Bancorp of North Carolina	64,518	371
	Capitol Bancorp Ltd.	88,681	368
	Provident Financial Holdings, Inc.	69,499	366
	Thomas Properties Group, Inc.	304,200	359
*	Specialty Underwriters' Alliance, Inc.	98,094	356
	Heritage Commerce Corp.	67,676	355
^	W Holding Co., Inc.	38,782	353
	TierOne Corp.	164,480	352
	Donegal Group Inc. Class A	22,607	347
*	Bridge Capital Holdings	76,562	345
	Bank of Marin Bancorp	15,894	342
^	United Security Bancshares (CA)	46,386	341
	Prudential Bancorp, Inc. of Pennsylvania	28,788	339

	Bancorp Rhode Island Inc.	18,728	338
	Centerstate Banks of Florida	30,704	338
	Bank of Granite Corp.	197,095	337
	First of Long Island Corp.	16,675	337
	Epoch Holding Corp.	48,911	336
	QC Holdings Inc.	56,099	332
	MBT Financial Corp.	178,786	331
	American River Bankshares	38,689	329
^	Seacoast Banking Corp. of Florida	107,896	327
*	Fox Chase Bancorp Inc.	34,249	324
	Ames National Corp.	18,914	323
	Ameris Bancorp	68,562	323
	Parkvale Financial Corp.	29,327	322
	Bridge Bancorp, Inc.	16,108	322
	United Western Bancorp. Inc.	65,761	321
	TICC Capital Corp.	91,134	319
	PMC Commercial Trust REIT	57,454	319
	Rockville Financial, Inc.	34,995	318
	Integra Bank Corp.	168,175	318
	Mercer Insurance Group, Inc.	22,056	315
	Hawthorn Bancshares Inc.	27,608	313
	Timberland Bancorp, Inc.	60,616	313
*	First Acceptance Corp.	129,016	312
	Winthrop Realty Trust REIT	44,816	310
	CFS Bancorp, Inc.	79,158	309
*	NewStar Financial, Inc.	132,536	307
*	FBR Capital Markets Corp.	90,970	299
	MicroFinancial Inc.	147,515	295
	Strategic Hotels and Resorts, Inc. REIT	427,565	295
	One Liberty Properties, Inc. REIT	83,773	295
*	The First Marblehead Corp.	227,166	293
	Southern Community Financial Corp.	82,178	293
*	FCStone Group, Inc.	128,292	293
	Summit Financial Group, Inc.	36,818	292
	Pulaski Financial Corp.	57,766	289
	United Community Financial Corp.	236,666	286
*	United PanAm Financial Corp.	196,431	285
*	Tree.com, Inc.	61,627	285
	Kayne Anderson Energy Development Co.	30,122	281
	Legacy Bancorp, Inc.	29,235	280
*,^	Community Bancorp	143,389	280
	FelCor Lodging Trust, Inc. REIT	205,463	279
	Center Financial Corp.	98,399	277
*	Louisiana Bancorp, Inc.	21,447	275
*	Central Jersy Bancorp	40,869	274
	Banner Corp.	93,383	272
*	Flagstar Bancorp, Inc.	360,870	271
	Ocean Shore Holding Co.	39,772	270

	First Security Group Inc.	79,838	269
*	Market Leader, Inc.	181,107	266
	Universal Insurance Holdings, INC.	70,492	265
	Colony Bankcorp, Inc.	41,177	263
	Capital Bank Corp.	57,693	263
	West Coast Bancorp	118,169	262
	Community Capital Corp.	50,404	261
	Eastern Insurance Holdings, Inc.	33,360	259
	Riverview Bancorp Inc.	66,613	258
^	City Bank Lynnwood (WA)	76,657	253
	Centrue Financial Corp.	44,199	251
	MetroCorp Bancshares, Inc.	88,629	246
	Cadence Financial Corp.	55,558	246
	WSB Holdings, Inc.	100,139	245
*	HFF Inc. Class A	116,864	234
	Cascade Financial Corp.	93,296	233
	Mercantile Bank Corp.	42,927	231
*	Waterstone Financial, Inc.	111,913	228
	Preferred Bank	41,912	220
*	ZipRealty, Inc.	75,182	220
	The PMI Group Inc.	338,835	210
	Alliance Financial Corp.	11,685	210
*	Marlin Business Services Inc.	52,933	208
*	Dearborn Bancorp, Inc.	113,719	207
	Northern States Financial Corp.	26,846	200
	Gladstone Commercial Corp. REIT	22,430	199
^	Pzena Investment Management Class A	103,834	198
	Patriot Capital Funding Inc.	106,202	194
^	PAB Bankshares, Inc.	51,604	194
*,^	Doral Financial Corp.	104,812	189
	Eagle Bancorp, Inc.	30,278	188
	Washington Banking Co.	26,753	182
	Pamrapo Bancorp, Inc.	24,648	179
*	Reis, Inc.	54,774	178
	FNB Corp. (NC)	67,977	170
*	Ladenburg Thalmann Financial Services, Inc.	317,521	168
	UMH Properties, Inc. REIT	31,106	168
	Midwest Banc Holdings, Inc.	164,668	166
	Anchor Bancorp Wisconsin Inc.	122,791	166
*	First Regional Bancorp	102,566	165
*,^	Maui Land & Pineapple Co., Inc.	19,374	165
*	Cape Bancorp, Inc.	23,157	163
	Tortoise Capital Resources Corp.	26,875	161
	Citizens Holding Co	6,685	160
^	BankAtlantic Bancorp, Inc. Class A	79,433	160
*	Maguire Properties, Inc. REIT	218,092	157
*	EuroBancshares, Inc.	227,480	157
	Princeton National Bancorp, Inc.	10,984	154

*	Stratus Properties Inc.	24,795	150
	Guaranty Federal Bancshares, Inc.	27,970	148
	Independence Holding Co.	29,549	148
*	Encore Bancshares, Inc.	16,598	147
	Fidelity Southern Corp.	58,855	147
	Camco Financial Corp.	86,951	146
^	Columbia Bancorp (OR)	200,196	144
	Atlantic Coast Federal Corp.	51,457	144
	Firstbank Corp.	27,794	139
	Citizens First Bancorp, Inc.	126,696	138
	Supertel Hospitality, Inc. REIT	158,192	136
	Middleburg Financial Corp.	11,688	134
*	Wilshire Enterprises, Inc.	109,616	134
*	Cowen Group, Inc.	27,374	133
	Benjamin Franklin Bancorp, Inc.	14,800	132
^	Horizon Financial Corp.	71,939	129
*	Home Bancorp, Inc.	12,993	127
	VIST Financial Corp.	17,945	126
	BRT Realty Trust REIT	33,405	119
^	Corus Bankshares Inc.	430,714	116
*	Nicholas Financial Inc.	43,600	114
	HMN Financial, Inc.	36,082	112
*	FirstCity Financial Corp.	58,877	109
	Fifth Street Finance Corp.	13,989	108
	First Defiance Financial Corp.	17,915	108
	Heritage Financial Group	12,943	104
	Hampden Bancorp Inc.	10,700	100
	Main Street Capital Corp.	9,159	91
	Mercantile Bancorp, Inc	11,050	81
*	Sun American Bancorp	91,047	80
	Royal Bancshares of Pennsylvania, Inc.	36,445	77
	American Community Bancshares	13,675	75
	Cooperative Bankshares, Inc.	94,371	75
	Grubb & Ellis Co.	113,800	72
	Intervest Bancshares Corp.	30,839	66
*	Friedman, Billings, Ramsey Group, Inc. REIT	330,218	66
	First Citizens Banc Corp.	8,600	65
	Old Point Financial Corp.	3,300	62
	Triangle Capital Corp.	7,720	59
	Advanta Corp. Class A	116,032	59
^	Security Bank Corp.	151,311	59
	Commonwealth Bankshares, Inc.	11,413	57
	Advanta Corp. Class B	86,354	57
	Presidential Realty Corp. REIT	46,000	52
	MidWestOne Financial Group Inc.	5,465	51
	JMP Group, Inc.	10,500	51
*	Chicopee Bancorp Inc.	4,100	49
*	Consumer Portfolio Services, Inc.	87,963	45

*	Cardtronics Inc.	23,755	42
*	Investors Capital Holdings, Ltd.	26,100	37
	Peoples Financial Corp.	1,835	30
	Federal Agricultural Mortgage Corp. Class A	12,788	29
	Affirmative Insurance Holdings, Inc.	7,091	23
	Rainier Pacific Financial Group Inc.	37,527	21
	Investors Title Co.	700	20
	Bar Harbor Bankshares	879	20
*	FX Real Estate and Entertainment Inc.	111,517	18
*,^	Triad Guaranty, Inc.	105,541	17
*,^	Vineyard National Bancorp Co.	71,714	13
*	AMV Liquidating Trust	94,702	11
*	Peoples Community Bancorp	28,820	9
	Community Bankers Trust Corp.	2,600	9
	BankUnited Financial Corp.	29,861	7
	Temecula Valley Bancorp, Inc.	7,253	3
	Teton Advisors Inc. Class B	564	1
			1,454,813
Health Care (13.1%)
*	Vertex Pharmaceuticals, Inc.	1,013,499	29,118
*	Illumina, Inc.	709,649	26,427
*	Myriad Genetics, Inc.	548,650	24,947
*	Henry Schein, Inc.	523,790	20,957
*	Edwards Lifesciences Corp.	327,498	19,856
*	Hologic, Inc.	1,502,297	19,665
	Beckman Coulter, Inc.	370,345	18,891
*	Alexion Pharmaceuticals, Inc.	478,829	18,033
*,^	Cerner Corp.	395,468	17,389
	Pharmaceutical Product Development, Inc.	690,686	16,383
*	ResMed Inc.	444,783	15,719
	Omnicare, Inc.	611,089	14,966
*	Gen-Probe Inc.	306,739	13,981
*	Covance, Inc.	371,327	13,230
*	OSI Pharmaceuticals, Inc.	339,507	12,990
*	Inverness Medical Innovations, Inc.	460,858	12,273
*	Endo Pharmaceuticals Holdings, Inc.	684,070	12,094
	Techne Corp.	219,752	12,023
*	IDEXX Laboratories, Inc.	346,572	11,984
	Perrigo Co.	455,065	11,299
*	VCA Antech, Inc.	496,518	11,196
	Universal Health Services Class B	289,969	11,117
*	Charles River Laboratories, Inc.	391,458	10,652
*	Immucor Inc.	412,381	10,371
*	Mettler-Toledo International Inc.	196,940	10,109
*	Lincare Holdings, Inc.	436,009	9,505
*	Onyx Pharmaceuticals, Inc.	332,415	9,490
*	Sepracor Inc.	639,879	9,381
	Teleflex Inc.	231,774	9,060

*	United Therapeutics Corp.	136,402	9,015
*	Health Net Inc.	607,821	8,801
*	Isis Pharmaceuticals, Inc.	571,804	8,583
*	AMERIGROUP Corp.	311,379	8,575
*	Valeant Pharmaceuticals International	481,674	8,569
*	Thoratec Corp.	330,686	8,495
*	Community Health Systems, Inc.	536,360	8,228
*	Haemonetics Corp.	149,085	8,212
*	Masimo Corp.	282,601	8,190
*	Amylin Pharmaceuticals, Inc.	687,872	8,082
	Owens & Minor, Inc.	242,555	8,036
	STERIS Corp.	342,555	7,975
*	MEDNAX, Inc.	267,793	7,892
*	Magellan Health Services, Inc.	214,662	7,822
*	CV Therapeutics, Inc.	376,504	7,485
*	Bio-Rad Laboratories, Inc. Class A	112,188	7,393
*	BioMarin Pharmaceutical Inc.	585,850	7,235
	Cooper Cos., Inc.	264,564	6,995
*	Kinetic Concepts, Inc.	322,431	6,810
*	Alkermes, Inc.	556,111	6,746
*	Nuvasive, Inc.	213,355	6,695
*	LifePoint Hospitals, Inc.	305,352	6,370
	West Pharmaceutical Services, Inc.	191,944	6,298
*	HLTH Corp.	603,697	6,248
*	Auxilium Pharmaceuticals, Inc.	221,504	6,140
*	Cubist Pharmaceuticals, Inc.	337,369	5,519
*	Theravance, Inc.	311,075	5,288
*	Psychiatric Solutions, Inc.	327,926	5,158
	Chemed Corp.	132,100	5,139
*	Regeneron Pharmaceuticals, Inc.	370,431	5,134
*	PSS World Medical, Inc.	354,832	5,092
*,^	Sequenom, Inc.	355,645	5,057
*	HMS Holdings Corp.	149,608	4,922
*	Dionex Corp.	103,958	4,912
*	American Medical Systems Holdings, Inc.	431,937	4,816
*	HealthSouth Corp.	515,845	4,581
*	Centene Corp.	252,158	4,544
*	Catalyst Health Solutions, Inc.	225,436	4,468
*	Luminex Corp.	243,129	4,405
*,^	Amedisys Inc.	159,768	4,392
*	Acorda Therapeutics Inc.	221,455	4,387
	Meridian Bioscience Inc.	236,854	4,292
	Medicis Pharmaceutical Corp.	332,481	4,113
*	Varian, Inc.	169,981	4,035
*	Alnylam Pharmaceuticals Inc.	211,294	4,023
*	Medarex, Inc.	753,184	3,864
*	Health Management Associates Class A	1,445,470	3,729
*	AMAG Pharmaceuticals, Inc.	99,820	3,670

	Hill-Rom Holdings, Inc.	366,753	3,627
	Allscripts Healthcare Solutions, Inc.	351,132	3,613
*	Celera Corp.	471,719	3,599
	Martek Biosciences Corp.	194,378	3,547
*	Seattle Genetics, Inc.	355,351	3,504
*	The Medicines Co.	308,534	3,344
*	Eclipsys Corp.	329,168	3,338
*	Volcano Corp.	226,520	3,296
*	PAREXEL International Corp.	337,307	3,282
*	Phase Forward Inc.	251,413	3,216
*	Xenoport Inc.	159,966	3,097
*	Align Technology, Inc.	387,216	3,071
*	AthenaHealth Inc.	125,388	3,023
	Invacare Corp.	188,364	3,019
*	ev3 Inc.	418,903	2,974
*	PharMerica Corp.	178,692	2,973
*	Cougar Biotechnology Inc.	91,174	2,936
*	AmSurg Corp.	184,503	2,924
*	Nektar Therapeutics	541,907	2,921
*	Wright Medical Group, Inc.	222,766	2,903
*	Integra LifeSciences Holdings	117,172	2,898
*	Exelixis, Inc.	619,018	2,847
*,^	InterMune Inc.	173,117	2,846
*	WellCare Health Plans Inc.	247,585	2,785
	Landauer, Inc.	54,651	2,770
*,^	Medivation Inc.	149,893	2,739
*	Salix Pharmaceuticals, Ltd.	281,776	2,677
*	Kindred Healthcare, Inc.	175,621	2,626
*	Greatbatch, Inc.	135,122	2,615
*	Gentiva Health Services, Inc.	168,996	2,569
*	CONMED Corp.	170,204	2,453
*	ICU Medical, Inc.	76,019	2,442
	Analogic Corp.	75,077	2,404
*	Healthspring, Inc.	286,317	2,396
*,^	Dendreon Corp.	567,973	2,385
*	ViroPharma Inc.	453,697	2,382
*	Hanger Orthopedic Group, Inc.	178,241	2,362
	National Healthcare Corp.	58,624	2,354
*	Cepheid, Inc.	339,290	2,341
*,^	Geron Corp.	521,757	2,332
*	Universal American Corp.	273,827	2,319
*	Optimer Pharmaceuticals Inc.	174,258	2,298
*	Abaxis, Inc.	128,396	2,214
*	Res-Care, Inc.	150,151	2,186
*	Sun Healthcare Group Inc.	255,307	2,155
*	ImmunoGen, Inc.	299,191	2,124
*	Conceptus, Inc.	177,994	2,091
*	MWI Veterinary Supply Inc.	71,061	2,024

*	Merit Medical Systems, Inc.	164,741	2,011
*	Genomic Health, Inc.	81,460	1,986
*	Halozyme Therapeutics Inc.	362,890	1,981
*	Allos Therapeutics Inc.	314,714	1,945
*	Par Pharmaceutical Cos. Inc.	204,195	1,934
*	LHC Group Inc.	86,540	1,928
*	Abraxis BioScience	40,328	1,923
*	Neogen Corp.	86,412	1,886
*	RehabCare Group, Inc.	107,931	1,882
*	Questcor Pharmaceuticals, Inc.	381,016	1,875
*	Odyssey Healthcare, Inc.	192,255	1,865
*	Bruker BioSciences Corp.	298,455	1,838
	Computer Programs and Systems, Inc.	55,083	1,833
*	Cyberonics, Inc.	136,250	1,808
*	Emergency Medical Services LP Class A	57,184	1,795
*	SonoSite, Inc.	100,005	1,788
*	Zoll Medical Corp.	123,646	1,776
*	Vivus, Inc.	407,087	1,759
*	Ligand Pharmaceuticals Inc. Class B	585,821	1,746
*	Healthways, Inc.	197,367	1,731
*	Kendle International Inc.	78,343	1,642
*	Momenta Pharmaceuticals, Inc.	149,095	1,642
*	VNUS Medical Technologies, Inc.	77,171	1,641
*	Kensey Nash Corp.	75,864	1,614
*	AngioDynamics, Inc.	143,014	1,607
*	inVentiv Health, Inc.	195,860	1,598
*	Cypress Bioscience, Inc.	222,196	1,580
*	SurModics, Inc.	85,855	1,567
*	Molina Healthcare Inc.	82,229	1,564
*	Quidel Corp.	167,955	1,549
*	Inspire Pharmaceuticals, Inc.	376,783	1,530
*	Genoptix, Inc.	55,579	1,516
*	Facet Biotech Corp.	156,812	1,490
*	Nabi Biopharmaceuticals	400,106	1,480
*	Anadys Pharmaceuticals Inc.	216,689	1,471
*	Natus Medical Inc.	170,418	1,450
*,^	Enzon Pharmaceuticals, Inc.	237,549	1,442
*	Incyte Corp.	613,014	1,434
*	Omnicell, Inc.	182,855	1,430
*	Maxygen Inc.	210,087	1,429
*	Bio-Reference Laboratories, Inc.	67,881	1,419
*,^	Osiris Therapeutics, Inc.	102,596	1,416
*	Albany Molecular Research, Inc.	150,136	1,416
*	Noven Pharmaceuticals, Inc.	148,449	1,407
*,^	SIGA Technologies, Inc.	276,057	1,400
*	eResearch Technology, Inc.	264,711	1,392
*	Savient Pharmaceuticals Inc.	277,619	1,374
*	Rigel Pharmaceuticals, Inc.	216,704	1,331

*	IRIS International, Inc.	114,107	1,316
*	CorVel Corp.	64,881	1,312
*	Emergent BioSolutions Inc.	96,339	1,302
*	Arena Pharmaceuticals, Inc.	431,187	1,298
*	Symmetry Medical Inc.	204,449	1,290
*	NPS Pharmaceuticals Inc.	304,467	1,279
*	Cadence Pharmaceuticals, Inc.	132,552	1,243
*	Accuray Inc.	242,696	1,221
*	Orthovita, Inc.	438,940	1,176
*,^	GTx, Inc.	110,348	1,167
*	Matrixx Initiatives, Inc.	70,458	1,156
*	Dyax Corp.	455,997	1,145
*	Repligen Corp.	238,412	1,142
*	Durect Corp.	510,237	1,138
*	Cross Country Healthcare, Inc.	172,153	1,128
*,^	MannKind Corp.	322,856	1,124
*	Array BioPharma Inc.	406,258	1,073
*	Dexcom Inc.	256,565	1,062
*	Emeritus Corp.	156,204	1,025
*	US Physical Therapy, Inc.	104,922	1,016
*	Neurocrine Biosciences, Inc.	285,903	1,015
*	Affymetrix, Inc.	310,129	1,014
*	Pozen Inc.	161,241	987
*	AMN Healthcare Services, Inc.	192,574	982
*,^	Sangamo BioSciences, Inc.	231,591	980
*	CryoLife Inc.	187,890	973
*	Zymogenetics, Inc.	243,137	970
*	Alliance HealthCare Services Inc.	142,571	969
*	Medical Action Industries Inc.	116,674	967
*,^	StemCells, Inc.	571,679	955
*	Skilled Healthcare Group Inc.	115,274	946
*	Curis, Inc.	683,767	944
*	Vital Images, Inc.	83,668	943
*	Insmed Inc.	940,341	940
*,^	Idera Pharmaceuticals, Inc.	145,210	939
*	Air Methods Corp.	55,494	938
*,^	Clarient, Inc.	413,732	931
*	Cantel Medical Corp.	71,350	918
*	Assisted Living Concepts Inc.	67,533	916
*	ArQule, Inc.	221,007	915
*	America Service Group Inc.	69,452	903
*	OraSure Technologies, Inc.	353,556	894
*	Accelrys Inc.	223,122	888
*	Amicas, Inc.	431,711	876
*,^	Stereotaxis Inc.	218,944	874
*	Progenics Pharmaceuticals, Inc.	132,406	873
*	ABIOMED, Inc.	178,010	872
*	CardioNet, Inc.	31,069	872

*	Adolor Corp.	422,033	861
*	Almost Family Inc.	44,894	857
*	RTI Biologics, Inc.	300,332	856
	Brookdale Senior Living Inc.	169,213	855
*	Infinity Pharmaceuticals, Inc.	103,074	847
*	Discovery Laboratories, Inc.	681,087	831
*	ATS Medical, Inc.	331,685	829
*	MedAssets, Inc.	56,997	812
*	Palomar Medical Technologies, Inc.	109,112	792
*	Somanetics Corp.	52,042	790
*	TomoTherapy, Inc.	284,599	754
*	Synovis Life Technologies, Inc.	52,273	723
*	Idenix Pharmaceuticals Inc.	230,455	710
*	Osteotech, Inc.	203,339	710
*	Providence Service Corp.	100,308	690
*	Columbia Laboratories Inc.	473,320	682
*	Harvard Bioscience, Inc.	227,646	678
	Ensign Group Inc.	43,265	669
*	Human Genome Sciences, Inc.	795,396	660
*	Enzo Biochem, Inc.	162,316	653
*	ARIAD Pharmaceuticals, Inc.	543,471	647
*,^	CombiMatrix Corp.	81,449	637
*	Metabolix Inc.	92,743	632
*	DepoMed, Inc.	263,422	622
*	Bovie Medical Corp.	94,360	618
*	IPC The Hospitalist Co.	32,199	613
*	Repros Therapeutics, Inc.	102,999	612
*	Allion Healthcare Inc.	132,942	612
*	Spectranetics Corp.	238,603	604
*	Health Grades, Inc	292,267	596
*	Aspect Medical Systems, Inc.	142,025	595
*	BioScrip Inc.	250,296	586
*	MedCath Corp.	79,645	579
*	I-Flow Corp.	158,578	579
*	Javelin Pharmaceuticals, Inc.	396,533	571
*	Pain Therapeutics, Inc.	135,662	570
*,^	Molecular Insight Pharmaceuticals, Inc.	159,986	570
*	Lexicon Pharmaceuticals Inc.	518,174	565
*	Immunomedics Inc.	583,036	560
*	Chindex International, Inc.	109,762	546
*	Icad Inc.	573,472	533
*	Vascular Solutions, Inc.	86,337	528
*	XOMA Ltd.	993,816	527
*	Micromet, Inc.	163,598	517
*,^	MiddleBrook Pharmaceuticals Inc.	376,294	512
*	BioCryst Pharmaceuticals, Inc.	229,794	503
*	Exact Sciences Corp.	398,618	502
*	Affymax Inc.	30,995	499

*	Rochester Medical Corp.	44,555	491
*	Peregrine Pharmaceuticals, Inc.	1,308,631	484
*	SciClone Pharmaceuticals, Inc.	396,306	483
*	Cytokinetics, Inc.	278,873	474
*	Monogram Biosciences Inc.	185,158	470
	Atrion Corp.	5,320	469
*	Ardea Biosciences, Inc.	45,084	464
*	Poniard Pharmaceuticals, Inc.	215,917	462
*	Biomimetic Therapeutics, Inc.	64,418	457
*	Pharmasset, Inc.	45,333	445
*	Penwest Pharmaceuticals Co.	267,363	438
*	Micrus Endovascular Corp.	72,623	434
*	Endologix, Inc.	198,258	416
*	Avigen, Inc.	330,665	403
*	Medtox Scientific, Inc.	58,573	397
*	Clinical Data, Inc.	36,549	395
*,^	Opko Health, Inc.	399,656	392
*	Anika Resh Inc.	85,618	391
*,^	Hansen Medical Inc.	97,300	391
*	Santarus Inc.	239,278	385
*	Novamed, Inc.	166,327	378
*	Five Star Quality Care, Inc.	357,996	372
*	CuraGen Corp.	406,211	370
*	Insulet Corp.	90,147	370
*	Cambrex Corp.	160,923	367
*	LeMaitre Vascular Inc.	156,115	359
*	Emageon Inc.	196,090	357
*	Capital Senior Living Corp.	144,685	353
*	Senomyx, Inc.	220,724	351
^	LCA-Vision Inc.	119,003	346
*	Mediware Information Systems, Inc.	82,082	345
*	K-V Pharmaceutical Co. Class A	207,157	342
	Young Innovations, Inc.	21,951	340
*	Hi-Tech Pharmacal Co., Inc.	59,445	339
*	Dialysis Corp. of America	66,002	337
*	American Dental Partners, Inc.	50,639	335
*	Cutera, Inc.	52,375	335
*	Pharmacyclics, Inc.	261,440	324
*	Cardiac Science Corp.	106,774	321
*	Alexza Pharmaceuticals, Inc.	143,786	318
*	Aastrom Biosciences, Inc.	838,008	315
*	Cynosure Inc.	51,575	314
*	Spectrum Pharmaceuticals Inc.	177,353	310
*,^	GenVec, Inc.	702,536	309
*	Exactech, Inc.	26,624	306
*	Nighthawk Radiology Holdings, Inc.	112,169	303
	Psychemedics Corp.	53,505	303
*	Theragenics Corp.	247,645	302

*	Transcend Services, Inc.	30,284	301
*,^	AspenBio Pharma, Inc.	179,837	300
*	NxStage Medical, Inc.	116,347	300
*	Novavax, Inc.	291,486	297
*	National Dentex Corp.	74,397	289
*	ThermoGenesis Corp.	481,455	289
*	Life Sciences Research, Inc.	39,994	287
*	Orexigen Therapeutics Inc.	109,514	286
*	Celldex Therapeutics, Inc.	43,787	285
*	Caraco Pharmaceutical Laboratories, Ltd.	78,900	278
*	Corcept Therapeutics Inc.	232,993	277
*	Akorn, Inc.	317,587	273
	National Research Corp.	10,904	271
*	Sunrise Senior Living, Inc.	398,099	271
*,^	Cytrx Corp.	767,613	269
*	BioSante Pharmaceuticals, Inc.	198,016	263
*	BioSphere Medical Inc.	130,695	261
*	SuperGen, Inc.	142,000	257
*	STAAR Surgical Co.	256,210	256
*	Caliper Life Sciences, Inc.	257,398	255
*	Rural/Metro Corp.	291,113	250
*	Avanir Pharmaceuticals Class A	490,723	250
*	PDI, Inc.	82,187	250
*	Acadia Pharmaceuticals Inc.	260,646	248
*	Digirad Corp.	231,278	247
*	Metabasis Therapeutics, Inc.	348,111	247
*	Ista Pharmaceuticals Inc.	140,179	247
*	SenoRx, Inc.	71,225	246
*	Allied Healthcare International Inc.	191,774	244
*	American Caresource Holding, Inc.	31,514	241
*	Trans1, Inc.	38,737	236
*	Northstar Neuroscience, Inc.	118,770	227
*	Obagi Medical Products, Inc.	42,155	227
*	Cerus Corp.	319,136	217
*,^	Arrowhead Research Corp.	385,594	216
*	DUSA Pharmaceuticals, Inc.	168,100	215
*	RXi Pharmaceuticals Corp.	42,010	214
*	The Quigley Corp.	45,497	210
*	Oxigene, Inc.	308,504	210
*	Home Diagnostics Inc.	36,894	209
	Merge Healthcare Inc.	154,552	209
*	Sonic Innovations, Inc.	188,301	201
*	Orthologic Corp.	364,771	201
*,^	RadNet, Inc.	160,705	199
*	PhotoMedex, Inc.	95,458	197
*	Vical, Inc.	102,031	196
*,^	Epicept Corp.	314,767	189
*,^	Synta Pharmaceuticals Corp.	87,407	187

*,^	Pure Bioscience	94,541	182
*	Electro-Optical Sciences, Inc.	41,034	178
*,^	BioLase Technology, Inc.	195,284	175
*	Chelsea Therapeutics International, Ltd.	114,189	175
*	Escalon Medical Corp.	91,117	174
*	Sucampo Pharmaceuticals Inc.	28,068	172
*	HealthTronics Surgical Services, Inc.	124,664	170
*	Alphatec Holdings, Inc.	94,339	167
*	AVI BioPharma, Inc.	251,647	166
*	GTC Biotherapeutics, Inc.	455,051	166
*	Continucare Corp.	86,448	164
*	Biodel Inc.	30,742	160
*	Metropolitan Health Networks Inc.	108,846	160
*,^	Synergetics USA, Inc.	183,639	147
*	Cytori Therapeutics, Inc.	84,793	146
*	Nanosphere Inc.	28,735	143
*	Bioanalytical Systems, Inc.	86,496	138
*	Cardica, Inc.	44,917	131
*,^	Hemispherx Biopharma, Inc.	212,892	130
*	Emisphere Technologies, Inc.	189,650	128
*	MAKO Surgical Corp.	16,131	124
*	Iridex Corp.	105,888	121
*	Cell Therapeutics, Inc.	310,726	118
*	AtriCure, Inc.	90,042	115
	Utah Medical Products, Inc.	5,007	115
*	Antigenics, Inc.	231,213	113
	Trimeris, Inc.	63,763	112
*	Heska Corp.	447,038	107
*	Hollis-Eden Pharmaceuticals, Inc.	222,016	107
*	SRI/Surgical Express, Inc.	91,061	105
*	Arcadia Resources, Inc.	229,920	101
*	Animal Health International, Inc.	80,012	100
*	Orchid Cellmark, Inc.	158,668	98
*	NexMed, Inc.	749,203	97
*	Dynavax Technologies Corp.	138,658	89
*	Targacept, Inc.	32,722	88
*	Hythiam Inc.	281,612	87
*	Inhibitex Inc.	326,688	85
*	Urologix, Inc.	212,418	81
*	Targeted Genetics Corp.	195,595	80
*	EntreMed, Inc.	176,629	78
*	NMT Medical, Inc.	90,775	73
*	Encorium Group, Inc.	300,015	72
*	Neurometrix Inc.	45,563	70
*	Trubion Pharmaceuticals, Inc.	46,955	69
*	Cell Genesys, Inc.	229,202	66
*	Sunlink Health Systems, Inc.	59,100	64
*	Jazz Pharmaceuticals Inc.	69,520	62

*,^	Nutrition 21 Inc.	360,490	61
*	Cortex Pharmaceuticals, Inc.	202,102	61
*	OncoGenex Pharmaceutical Inc.	12,163	56
*	Cornerstone Therapeutics Inc.	13,247	54
*	Icagen, Inc.	130,110	53
*,^	Acura Pharmaceuticals Inc.	7,643	49
*	Insite Vision, Inc.	240,685	48
*	CPEX Pharmaceuticals, Inc.	6,397	47
*	United American Healthcare Corp.	30,666	46
*	EPIX Pharmaceuticals Inc.	79,198	46
*,^	Northfield Laboratories, Inc.	88,556	41
*	SCOLR Pharma Inc.	127,266	38
*	Cyclacel Pharmaceuticals Inc.	105,191	38
*	Combinatorx, Inc.	59,722	37
*	La Jolla Pharmaceutical Co.	196,408	35
*,^	Bionovo Inc.	145,031	33
*	Candela Corp.	78,168	33
*	Retractable Technologies, Inc.	48,106	33
*	Oscient Pharmaceuticals Corp.	246,412	30
*	Fonar Corp.	34,138	28
*	MDRNA Inc.	36,295	22
*	Genaera Corp.	66,870	16
*	Interleukin Genetics, Inc.	56,701	16
*	ADVENTRX Pharmaceuticals, Inc.	87,044	16
*	MAP Pharmaceuticals Inc.	7,200	15
*	AdvanSource Biomaterials Corp.	86,454	15
*	Cardiovascular Systems, Inc.	1,952	14
*	TorreyPines Therapeutics Inc.	78,968	13
*	IntegraMed America, Inc.	2,200	13
*	Hooper Holmes, Inc.	29,388	13
*	Palatin Technologies, Inc.	118,190	13
*	Telik, Inc.	29,266	13
*	Hana Biosciences, Inc.	86,495	12
*	CardioDynamics International Corp.	11,663	11
*	Lannett Co., Inc.	1,955	11
*	Inovio Biomedical Corp.	26,355	10
*	IVAX Diagnostics, Inc.	27,208	9
*	Neurogen Corp.	35,641	8
*	RegeneRx Biopharmaceuticals, Inc.	14,500	7
*	Cytomedix, Inc.	21,700	6
*	ULURU Inc.	28,716	5
*	Rockwell Medical Technologies, Inc.	1,100	5
*	Zila Inc.	21,075	4
*	Ore Pharmaceuticals, Inc.	11,060	4
*	Biopure Corp.	15,104	3
*	Sunesis Pharmaceuticals, Inc.	15,915	3
*	Somaxon Pharmaceuticals, Inc.	8,409	3
*	Vanda Parmaceuticals, Inc.	1,600	1
*	NitroMed, Inc.	1,040	1
			1,059,474

Industrials (14.8%)
*,^	First Solar, Inc.	244,055	32,386
*	Quanta Services, Inc.	1,142,736	24,512
*	Delta Air Lines Inc.	4,093,482	23,046
	Roper Industries Inc.	525,919	22,325
*	URS Corp.	497,943	20,122
	Ametek, Inc.	625,709	19,566
*	McDermott International, Inc.	1,337,832	17,914
*	FTI Consulting, Inc.	299,621	14,825
	Manpower Inc.	459,224	14,479
*	Aecom Technology Corp.	533,697	13,919
	SPX Corp.	290,811	13,671
*	Shaw Group, Inc.	489,607	13,420
	KBR Inc.	948,419	13,098
*	Alliant Techsystems, Inc.	191,895	12,853
	Joy Global Inc.	599,075	12,760
	Pentair, Inc.	576,029	12,483
*	Navistar International Corp.	371,589	12,433
	Watson Wyatt & Co. Holdings	249,480	12,317
	Donaldson Co., Inc.	451,937	12,130
*	Waste Connections, Inc.	468,051	12,029
	J.B. Hunt Transport Services, Inc.	480,390	11,582
*	Copart, Inc.	370,968	11,003
*	AGCO Corp.	538,307	10,551
*	IHS Inc. Class A	254,483	10,480
	Harsco Corp.	470,780	10,437
	IDEX Corp.	470,861	10,298
	Landstar System, Inc.	303,021	10,142
*	Covanta Holding Corp.	705,349	9,233
*	Corrections Corp. of America	703,182	9,008
	Hubbell Inc. Class B	330,059	8,898
*	Kirby Corp.	315,209	8,397
	MSC Industrial Direct Co., Inc. Class A	262,778	8,165
	Lincoln Electric Holdings, Inc.	249,306	7,900
*	Thomas & Betts Corp.	312,485	7,818
	CLARCOR Inc.	298,175	7,511
	Curtiss-Wright Corp.	265,009	7,433
	Wabtec Corp.	281,371	7,423
	Lennox International Inc.	274,627	7,267
	Granite Construction Co.	192,821	7,227
*	Tetra Tech, Inc.	352,750	7,189
*	TransDigm Group, Inc.	214,716	7,051
*,^	SunPower Corp. Class A	295,242	7,021
	Carlisle Co., Inc.	357,527	7,018
	The Timken Co.	498,104	6,954
	Kennametal, Inc.	428,560	6,947
*	Kansas City Southern	536,665	6,821
	Bucyrus International, Inc.	438,823	6,661

*	EMCOR Group, Inc.	384,755	6,606
*	Gardner Denver Inc.	303,686	6,602
*	Continental Airlines, Inc. Class B	724,031	6,379
	The Brink's Co.	237,139	6,275
*	Spirit Aerosystems Holdings Inc.	614,976	6,131
*	General Cable Corp.	304,475	6,035
	Graco, Inc.	349,017	5,958
*	ESCO Technologies Inc.	153,434	5,938
	GATX Corp.	285,456	5,775
*	Moog Inc.	249,402	5,704
*	Clean Harbors Inc.	118,372	5,682
	Regal-Beloit Corp.	184,621	5,657
	Watsco, Inc.	166,212	5,656
*	Teledyne Technologies, Inc.	211,145	5,633
	Nordson Corp.	196,848	5,596
	Kaydon Corp.	197,171	5,389
	Acuity Brands, Inc.	236,949	5,341
	Brady Corp. Class A	300,642	5,300
*	Huron Consulting Group Inc.	123,632	5,246
*	AMR Corp.	1,635,164	5,216
	Valmont Industries, Inc.	103,038	5,174
*	Terex Corp.	556,540	5,148
*	BE Aerospace, Inc.	592,153	5,134
	The Toro Co.	209,889	5,075
	Knight Transportation, Inc.	332,369	5,039
*	Owens Corning Inc.	543,534	4,914
	Con-way, Inc.	270,611	4,852
	Briggs & Stratton Corp.	291,992	4,818
	Mueller Industries Inc.	217,750	4,723
	Crane Co.	277,493	4,684
	Heartland Express, Inc.	314,286	4,655
	Otter Tail Corp.	207,585	4,577
	Alexander & Baldwin, Inc.	240,527	4,577
*	WESCO International, Inc.	247,488	4,484
*,^	American Superconductor Corp.	253,767	4,393
*	GrafTech International Ltd.	698,815	4,305
	ABM Industries Inc.	260,985	4,280
	Trinity Industries, Inc.	465,480	4,254
	Skywest, Inc.	333,807	4,153
*	Genesee & Wyoming Inc. Class A	195,281	4,150
	Rollins, Inc.	241,473	4,141
*	SunPower Corp. Class B	208,266	4,124
*	Orbital Sciences Corp.	335,025	3,983
*	Geo Group Inc.	299,661	3,970
*	Resources Connection, Inc.	263,238	3,970
	Simpson Manufacturing Co.	219,548	3,956
*	JetBlue Airways Corp.	1,077,239	3,932
	Baldor Electric Co.	271,225	3,930

*	United Stationers, Inc.	139,034	3,904
	Werner Enterprises, Inc.	251,816	3,807
*	Old Dominion Freight Line, Inc.	161,759	3,800
*	UAL Corp.	843,298	3,778
	Healthcare Services Group, Inc.	252,109	3,774
*	Hub Group, Inc.	221,750	3,770
*	Alaska Air Group, Inc.	212,782	3,739
*	Hexcel Corp.	565,655	3,716
	Triumph Group, Inc.	97,193	3,713
*	USG Corp.	482,539	3,672
*	Navigant Consulting, Inc.	277,287	3,624
*,^	Allegiant Travel Co.	79,548	3,616
	Woodward Governor Co.	321,979	3,600
	Applied Industrial Technology, Inc.	212,835	3,591
*	Mastec Inc.	294,919	3,566
*,^	Energy Conversion Devices, Inc.	268,213	3,559
*	Insituform Technologies Inc. Class A	225,548	3,528
*	The Middleby Corp.	108,658	3,524
*	Beacon Roofing Supply, Inc.	262,806	3,519
*	Esterline Technologies Corp.	174,053	3,514
*	CoStar Group, Inc.	115,688	3,500
	Mine Safety Appliances Co.	174,121	3,486
	Belden Inc.	272,973	3,415
	Actuant Corp.	330,559	3,415
	Watts Water Technologies, Inc.	172,159	3,367
	Herman Miller, Inc.	314,698	3,355
*	Hertz Global Holdings Inc.	853,050	3,352
	A.O. Smith Corp.	132,791	3,344
*	Sykes Enterprises, Inc.	195,946	3,259
*	AirTran Holdings, Inc.	700,502	3,187
*	MPS Group, Inc.	532,409	3,168
*	Astec Industries, Inc.	116,127	3,046
*	EnerSys	247,515	3,000
	Franklin Electric, Inc.	134,926	2,986
	American Science & Engineering, Inc.	53,436	2,982
	Oshkosh Truck Corp.	436,307	2,941
	Robbins & Myers, Inc.	192,198	2,916
	The Corporate Executive Board Co.	199,591	2,894
	Deluxe Corp.	299,995	2,889
	Ameron International Corp.	53,989	2,843
*	AAR Corp.	226,698	2,843
	Arkansas Best Corp.	148,341	2,821
	HEICO Corp.	113,454	2,757
	Forward Air Corp.	169,680	2,754
*	Ceradyne, Inc.	151,478	2,746
	Administaff, Inc.	128,258	2,710
	HNI Corp.	259,852	2,702
	Universal Forest Products, Inc.	98,699	2,626

	Barnes Group, Inc.	245,378	2,623
	Badger Meter, Inc.	86,837	2,509
*	II-VI, Inc.	141,885	2,438
*	Mobile Mini, Inc.	207,785	2,394
*	Korn/Ferry International	262,350	2,377
	Encore Wire Corp.	110,739	2,373
	Comfort Systems USA, Inc.	226,611	2,350
	Cubic Corp.	90,927	2,303
*	Axsys Technologies, Inc.	54,290	2,282
	Mueller Water Products, Inc. Class A	677,826	2,237
	CIRCOR International, Inc.	99,103	2,232
	McGrath RentCorp	138,993	2,191
*	Griffon Corp.	284,977	2,137
	Seaboard Corp.	2,109	2,130
*	GeoEye Inc.	107,278	2,119
*	TrueBlue, Inc.	253,776	2,094
	G & K Services, Inc. Class A	108,494	2,052
*	Exponent, Inc.	80,353	2,035
*	EnPro Industries, Inc.	118,884	2,033
	Steelcase Inc.	399,817	2,003
*	Stanley Inc.	78,673	1,997
	Genco Shipping and Trading Ltd.	159,907	1,973
*	Perini Corp.	160,294	1,972
	Raven Industries, Inc.	93,981	1,953
*	AZZ Inc.	73,945	1,951
*	RBC Bearings Inc.	127,321	1,945
	Lindsay Manufacturing Co.	72,019	1,945
*	Force Protection, Inc.	400,533	1,923
*	DynCorp International Inc. Class A	143,659	1,915
*,^	Aerovironment Inc.	91,595	1,914
	Kaman Corp. Class A	149,398	1,873
	Tredegar Corp.	113,344	1,851
*	Layne Christensen Co.	113,737	1,828
	Apogee Enterprises, Inc.	163,226	1,792
*	CBIZ Inc.	249,792	1,741
*	Rush Enterprises, Inc. Class A	191,513	1,708
	Heidrick & Struggles International, Inc.	96,100	1,705
	EnergySolutions	196,961	1,704
*	Taser International Inc.	361,955	1,694
*	US Airways Group Inc.	669,313	1,693
	Knoll, Inc.	275,970	1,692
	John Bean Technologies Corp.	161,516	1,689
	Viad Corp.	118,912	1,679
	Quanex Building Products Corp.	220,923	1,679
*	Marten Transport, Ltd.	89,669	1,675
*	Orion Marine Group, Inc.	127,605	1,672
	Gorman-Rupp Co.	84,333	1,670
*	MYR Group, Inc.	108,331	1,652

*	School Specialty, Inc.	93,748	1,649
*	Powell Industries, Inc.	46,685	1,648
*	Interline Brands, Inc.	190,344	1,605
*	Amerco, Inc.	47,519	1,593
*	YRC Worldwide, Inc.	346,301	1,555
*	Northwest Pipe Co.	54,198	1,543
	Applied Signal Technology, Inc.	76,241	1,542
*,^	Evergreen Solar, Inc.	721,498	1,537
*	The Advisory Board Co.	91,011	1,509
*	Argon ST, Inc.	79,062	1,500
*	L.B. Foster Co. Class A	60,214	1,495
*	Atlas Air Worldwide Holdings, Inc.	86,075	1,493
*	United Rentals, Inc.	349,301	1,471
	Federal Signal Corp.	276,545	1,457
*	Kforce Inc.	205,371	1,444
	American Ecology Corp.	100,660	1,403
	Albany International Corp.	154,790	1,401
	AAON, Inc.	77,279	1,400
	Freightcar America Inc.	78,151	1,370
*	ATC Technology Corp.	122,078	1,367
*	Dycom Industries, Inc.	234,467	1,358
	Ennis, Inc.	152,426	1,350
*	Chart Industries, Inc.	167,259	1,318
	Armstrong Worldwide Industries, Inc.	118,975	1,310
	American Woodmark Corp.	74,331	1,305
*	APAC Teleservices, Inc.	378,802	1,288
	Kelly Services, Inc. Class A	159,643	1,285
*	Republic Airways Holdings Inc.	197,511	1,280
*	Team, Inc.	107,954	1,265
*,^	Odyssey Marine Exploration, Inc.	370,458	1,256
	Kimball International, Inc. Class B	184,778	1,212
*	CRA International Inc.	64,178	1,212
*	Herley Industries Inc.	100,180	1,198
*	Michael Baker Corp.	45,221	1,176
*	GT Solar International Inc.	176,981	1,175
^	Eagle Bulk Shipping Inc.	275,268	1,170
*	Duff & Phelps Corp.	70,500	1,110
	Sun Hydraulics Corp.	75,332	1,101
*	Kadant Inc.	94,340	1,087
*	USA Truck, Inc.	83,908	1,085
*	Cornell Cos., Inc.	66,183	1,083
*	Standard Parking Corp.	64,688	1,061
*	Sterling Construction Co., Inc.	59,397	1,060
	Cascade Corp.	59,136	1,043
*	Blount International, Inc.	223,692	1,033
	Titan International, Inc.	198,891	1,000
*	Pike Electric Corp.	108,121	1,000
*	Columbus McKinnon Corp.	114,485	998

	Tennant Co.	104,775	982
	Interface, Inc.	324,823	971
*	Cenveo Inc.	298,516	970
*,^	Valence Technology Inc.	454,385	968
*,^	FuelCell Energy, Inc.	400,006	960
*	ICF International, Inc.	40,889	939
*,^	Ener1, Inc.	181,610	939
*	Hawaiian Holdings, Inc.	248,000	925
*	American Commercial Lines Inc.	291,515	924
*	M&F Worldwide Corp.	78,764	922
	NACCO Industries, Inc. Class A	32,163	874
*,^	EnerNOC Inc.	59,920	871
	Aceto Corp.	145,303	866
	HEICO Corp. Class A	41,440	855
*,^	Fuel-Tech N.V.	81,462	852
*	Innerworkings, Inc.	195,628	835
	Ampco-Pittsburgh Corp.	61,346	813
	Vicor Corp.	166,009	812
*	Consolidated Graphics, Inc.	62,969	801
	CDI Corp.	81,832	795
	Ducommun, Inc.	53,704	781
*	H&E Equipment Services, Inc.	117,528	770
*	3D Systems Corp.	116,628	769
*	Volt Information Sciences Inc.	114,819	764
*	Integrated Electrical Services, Inc.	80,853	737
*	American Reprographics Co.	207,666	735
	Gibraltar Industries Inc.	155,298	733
*	Dynamex Inc.	55,840	730
*	Furmanite Corp.	233,535	726
	International Shipholding Corp.	36,063	709
	Pacer International, Inc.	200,750	703
	Diamond Management and Technology Consultants,Inc.	273,160	697
*	GenCorp, Inc.	325,952	691
	Standex International Corp.	74,763	688
*,^	SatCon Technology Corp.	416,831	688
	Universal Truckload Services, Inc.	47,823	686
*	Astronics Corp.	62,213	684
*	Saia, Inc.	56,798	679
	Houston Wire & Cable Co.	86,692	672
*	Willis Lease Finance Corp.	63,320	670
*	Power-One, Inc.	755,994	665
	Great Lakes Dredge & Dock Co.	220,240	663
	Met-Pro Corp.	80,626	657
*	Spherion Corp.	315,619	656
	Horizon Lines Inc.	211,015	639
	Dynamic Materials Corp.	68,726	630
*	Celadon Group Inc.	113,233	628
*,^	Trex Co., Inc.	81,383	621

*	On Assignment, Inc.	227,128	616
	Bowne & Co., Inc.	189,214	607
*	CPI Aerostructures, Inc.	89,365	599
*	Colfax Corp.	86,318	593
*,^	Capstone Turbine Corp.	813,104	585
*	K-Tron International, Inc	9,612	583
*	Ladish Co., Inc.	79,831	580
	Multi-Color Corp.	47,296	578
	The Standard Register Co.	125,686	576
*,^	Microvision, Inc.	435,456	562
*	Ultralife Corp.	72,098	557
*,^	Energy Recovery Inc.	73,169	556
*	First Advantage Corp. Class A	40,101	553
	Graham Corp.	60,600	544
	Courier Corp.	35,801	543
*	United Capital Corp.	31,463	543
	LSI Industries Inc.	104,169	539
*	Magnatek, Inc.	296,195	533
*	Perma-Fix Environmental Services, Inc.	262,920	513
	Virco Manufacturing Corp.	178,001	513
	Insteel Industries, Inc.	73,478	511
*	PRG-Schultz International, Inc.	179,361	509
*	PMFG Inc.	64,384	507
*	Flanders Corp.	123,093	497
	Preformed Line Products Co.	13,133	494
*	RSC Holdings Inc.	92,576	487
*,^	C & D Technologies, Inc.	262,633	486
	TAL International Group, Inc.	66,143	484
*	UQM Technologies, Inc.	287,368	471
*	Plug Power, Inc.	519,993	452
	Todd Shipyards Corp.	32,767	451
*	Franklin Covey Co.	101,383	445
*	Ocean Power Technologies, Inc.	67,376	445
*	Miller Industries, Inc.	68,110	443
	Innovative Solutions and Support, Inc.	103,249	437
*	BTU International, Inc.	128,854	432
*	Polypore International Inc.	107,156	431
*	Altra Holdings Inc.	110,339	428
*	Flow International Corp.	264,046	428
*	Ceco Environmental Corp.	142,337	420
*	Lydall, Inc.	136,247	405
*	Intersections Inc.	73,428	391
*	Patriot Transportation Holding, Inc.	6,178	385
*	LMI Aerospace, Inc.	52,761	382
*	Tecumseh Products Co. Class A	84,238	381
*	Pinnacle Airlines Corp.	272,445	379
	American Railcar Industries, Inc.	49,053	374
*	DXP Enterprises Inc	36,230	374

*	P.A.M. Transportation Services, Inc.	66,928	367
	Schawk, Inc.	60,316	364
*	La Barge, Inc.	43,341	363
*	The Allied Defense Group, Inc.	90,635	357
	Ecology and Environment, Inc.	27,806	350
*	Hurco Cos., Inc.	32,371	344
	VSE Corp.	12,680	339
	Barrett Business Services, Inc.	34,900	336
	Omega Flex Inc.	20,708	334
*	Advanced Battery Technologies Inc.	155,836	333
*	LECG Corp.	131,205	333
*,^	Beacon Power Corp.	700,639	329
*	Key Technology, Inc.	37,186	327
	The Greenbrier Cos., Inc.	87,909	322
*	Kratos Defense & Security Inc.	404,480	315
*	A.T. Cross Co. Class A	126,492	311
	Lawson Products, Inc.	25,241	307
*	Hill International Inc.	100,615	306
*	Titan Machinery, Inc.	32,965	296
*,^	Bluelinx Holdings Inc.	112,164	293
*	Park-Ohio Holdings Corp.	87,827	286
*	GP Strategies Corp.	78,560	280
	Macquarie Infrastructure Co. LLC	199,240	275
*	PowerSecure International, Inc.	74,700	255
*	Casella Waste Systems, Inc.	148,760	254
*	NCI Building Systems, Inc.	114,123	253
*	Hudson Technology, Inc.	178,125	251
*,^	Hoku Scientific, Inc.	92,276	236
	Alamo Group, Inc.	21,416	228
*	Coleman Cable Inc.	107,172	228
*	Sifco Industries, Inc.	39,009	226
*,^	Spire Corp.	47,702	226
	L.S. Starrett Co. Class A	35,954	225
	Twin Disc, Inc.	32,397	224
*,^	Daystar Technologies, Inc.	201,867	222
	Wabash National Corp.	179,925	221
*,^	Orion Energy Systems Inc.	49,641	219
*,^	Metalico, Inc.	127,383	217
*	ICT Group, Inc.	36,852	205
	Providence and Worcester Railroad Co.	18,600	200
*	AMREP Corp.	12,689	199
*	Baldwin Technology Class A	206,023	196
	Quixote Corp.	55,063	191
*	COMSYS IT Partners Inc.	85,870	190
	Hardinge, Inc.	67,663	189
	Sauer-Danfoss, Inc.	75,999	185
*	Acco Brands Corp.	188,564	185
*	COMFORCE Corp.	129,816	184

*	Gencor Industries, Inc.	26,187	178
*	U.S. Home Systems, Inc.	88,063	176
*,^	Builders FirstSource, Inc.	86,718	175
*	Argan Inc.	12,737	169
	The Eastern Co.	15,593	168
*	Energy Focus Inc.	152,346	168
*	MFRI, Inc.	25,044	159
*	Peco II, Inc.	50,920	155
*	Dollar Thrifty Automotive Group, Inc.	129,210	150
*,^	Akeena Solar, Inc.	132,803	149
*	Spherix Inc.	197,035	148
*	Active Power, Inc.	243,457	146
*	Avis Budget Group, Inc.	160,248	146
*	TRC Cos., Inc.	59,411	143
*	Xerium Technologies Inc.	209,235	140
*	CAI International Inc.	48,250	137
*	Hudson Highland Group, Inc.	122,933	136
*	Allied Motion Technologies, Inc.	81,197	132
*	WCA Waste Corp.	70,553	116
*	TriMas Corp.	65,607	115
	Superior Uniform Group, Inc.	15,754	114
*	Quality Distribution Inc.	56,369	112
	NN, Inc.	88,232	111
	Frozen Food Express Industries, Inc.	36,616	110
	Supreme Industries, Inc. Class A	120,585	109
*	Competitive Technologies, Inc.	71,692	86
*	Innotrac Corp.	72,154	71
*	Applied Energetics, Inc.	302,745	70
	Chase Corp.	7,254	67
*	American Electric Technologies Inc.	36,928	62
*	Tecumseh Products Co. Class B	11,900	61
*	UTEK Corp.	9,140	57
*	Covenant Transport, Inc.	28,276	55
*,^	Ascent Solar Technologies, Inc.	12,815	52
*	Air Transport Services Group Inc.	66,663	51
*	Protection One, Inc.	15,921	51
*,^	Document Security Systems, Inc.	29,900	49
*	Rush Enterprises, Inc. Class B	5,550	43
*	Nashua Corp.	42,021	42
*	Thermadyne Holdings Corp.	19,684	42
*	Commercial Vehicle Group Inc.	67,292	37
*	PGT, Inc.	25,701	36
*	LGL Group	16,300	30
	Sypris Solutions, Inc.	28,486	28
*	TVI Corp.	289,222	26
*	TeamStaff, Inc.	17,157	23
*	Arotech Corp.	29,475	23
	Hubbell Inc. Class A	500	13

*	Mesa Air Group Inc.	36,067	5
*	ExpressJet Holdings, Inc.	2,028	2
*	Kaiser Ventures LLC Class A	36,800	—
*	BMC Industries, Inc.	126,104	—
			1,193,520
Information Technology (16.8%)
	Visa Inc.	2,082,335	115,778
*	Activision Blizzard, Inc.	3,524,084	36,862
*	Western Digital Corp.	1,304,617	25,231
	Maxim Integrated Products, Inc.	1,782,420	23,546
*	SAIC, Inc.	1,188,149	22,183
*	Red Hat, Inc.	1,114,100	19,876
*	Synopsys, Inc.	840,692	17,428
*	LAM Research Corp.	735,717	16,752
	Global Payments Inc.	470,814	15,730
*	Avnet, Inc.	879,398	15,398
	Broadridge Financial Solutions LLC	822,797	15,312
	Lender Processing Services, Inc.	491,381	15,041
*	Sybase, Inc.	483,024	14,631
*	Hewitt Associates, Inc.	489,745	14,575
*	Arrow Electronics, Inc.	699,430	13,331
*	ANSYS, Inc.	524,226	13,158
*,^	Alliance Data Systems Corp.	349,404	12,910
*	Equinix, Inc.	221,412	12,432
^	FactSet Research Systems Inc.	245,804	12,288
*,^	Cree, Inc.	518,474	12,200
*	Ingram Micro, Inc. Class A	946,728	11,967
*	Trimble Navigation Ltd.	698,027	10,666
*	Metavante Technologies	526,706	10,513
*	Itron, Inc.	215,221	10,191
*	Dolby Laboratories Inc.	298,362	10,177
*	F5 Networks, Inc.	465,351	9,749
*	Atmel Corp.	2,630,280	9,548
*	ON Semiconductor Corp.	2,414,002	9,415
*	Varian Semiconductor Equipment Associates, Inc.	428,084	9,272
*	MICROS Systems, Inc.	471,143	8,834
*	Macrovision Solutions Corp.	479,373	8,528
*	PMC Sierra Inc.	1,302,979	8,313
	Diebold, Inc.	387,987	8,284
*	DST Systems, Inc.	239,031	8,275
	Intersil Corp.	713,127	8,201
*	IAC/InterActiveCorp	536,937	8,178
*	Solera Holdings, Inc.	325,787	8,073
	Jack Henry & Associates Inc.	492,234	8,033
*	Brocade Communications Systems, Inc.	2,266,668	7,820
*	Skyworks Solutions, Inc.	969,881	7,817
*	Polycom, Inc.	489,889	7,539
*	NCR Corp.	927,268	7,372

*	NeuStar, Inc. Class A	435,098	7,288
*	3Com Corp.	2,296,673	7,097
*	Silicon Laboratories Inc.	262,345	6,926
*	Palm, Inc.	786,527	6,780
*	Informatica Corp.	510,955	6,775
*	Parametric Technology Corp.	677,411	6,761
*	Zebra Technologies Corp. Class A	355,016	6,752
*	InterDigital, Inc.	255,322	6,592
*	Perot Systems Corp.	511,173	6,584
*	Cadence Design Systems, Inc.	1,550,897	6,514
*	VMware Inc.	274,804	6,491
*	Digital River, Inc.	217,115	6,474
*	CACI International, Inc.	175,476	6,403
*	Tech Data Corp.	293,195	6,386
	National Instruments Corp.	327,234	6,103
*	TIBCO Software Inc.	1,024,550	6,014
*	CyberSource Corp.	404,357	5,989
*	Blackboard Inc.	183,884	5,836
*	Rambus Inc.	611,594	5,786
*	International Rectifier Corp.	423,584	5,723
*	j2 Global Communications, Inc.	257,627	5,639
*	Anixter International Inc.	175,052	5,546
*	Microsemi Corp.	475,328	5,514
*	Cypress Semiconductor Corp.	808,823	5,476
*,^	Synaptics Inc.	199,536	5,340
*	Arris Group Inc.	721,348	5,316
*	Atheros Communications, Inc.	356,636	5,228
*	FormFactor Inc.	288,594	5,200
	ADTRAN Inc.	320,174	5,190
*	ManTech International Corp.	122,822	5,146
*	Tekelec	388,309	5,137
*	Omniture, Inc.	387,670	5,113
*	Quest Software, Inc.	388,456	4,926
*	CommScope, Inc.	425,418	4,833
^	Quality Systems, Inc.	106,470	4,818
*	Concur Technologies, Inc.	247,132	4,742
*	Semtech Corp.	354,131	4,728
*	Ariba, Inc.	509,223	4,446
*	Integrated Device Technology Inc.	965,255	4,392
*	ValueClick, Inc.	508,499	4,327
*	Benchmark Electronics, Inc.	382,447	4,283
*	MKS Instruments, Inc.	290,379	4,260
*	TiVo Inc.	603,572	4,249
*	Nuance Communications, Inc.	389,638	4,231
*	EarthLink, Inc.	638,114	4,192
*	Riverbed Technology, Inc.	320,180	4,188
*	Infinera Corp.	552,745	4,090
*	Wright Express Corp.	224,272	4,086

	MAXIMUS, Inc.	102,061	4,068
*	Progress Software Corp.	233,883	4,060
	Fair Isaac, Inc.	286,245	4,027
*	Comtech Telecommunications Corp.	161,093	3,990
*	Cymer, Inc.	173,919	3,871
*	Euronet Worldwide, Inc.	295,456	3,859
*	ACI Worldwide, Inc.	204,766	3,839
*	Gartner, Inc. Class A	346,702	3,817
*	Tessera Technologies, Inc.	285,056	3,811
*	Vishay Intertechnology, Inc.	1,093,249	3,805
	Take-Two Interactive Software, Inc.	455,378	3,802
*	EPIQ Systems, Inc.	209,174	3,771
*	Harmonic, Inc.	559,024	3,634
*	SRA International, Inc.	247,147	3,633
*	EchoStar Corp.	238,599	3,538
*	Hittite Microwave Corp.	110,880	3,459
	Plantronics, Inc.	285,292	3,443
*	FEI Co.	218,694	3,374
*	ViaSat, Inc.	159,896	3,329
*	Cabot Microelectronics Corp.	137,156	3,296
*,^	Advent Software, Inc.	97,911	3,261
*	Avocent Corp.	268,354	3,258
*	Plexus Corp.	230,750	3,189
*	Websense, Inc.	263,783	3,165
	Cognex Corp.	232,514	3,104
*	DealerTrack Holdings Inc.	233,521	3,059
*	SPSS, Inc.	106,780	3,036
*	Lawson Software, Inc.	707,957	3,009
*	Sycamore Networks, Inc.	1,119,803	2,990
	Blackbaud, Inc.	256,766	2,981
	Acxiom Corp.	399,177	2,954
*	Intermec, Inc.	284,002	2,954
*	CSG Systems International, Inc.	206,044	2,942
*	ScanSource, Inc.	154,855	2,877
*	Sapient Corp.	641,932	2,869
*	Starent Networks Corp.	181,348	2,867
*	Netlogic Microsystems Inc.	103,973	2,857
*	ATMI, Inc.	183,726	2,835
*	Blue Coat Systems, Inc.	228,920	2,749
*	Rofin-Sinar Technologies Inc.	169,527	2,733
	Power Integrations, Inc.	157,699	2,712
*	Fairchild Semiconductor International, Inc.	725,554	2,706
*	Cogent Inc.	225,831	2,687
*	Electronics for Imaging, Inc.	273,402	2,679
*	Commvault Systems, Inc.	243,157	2,667
*	Zoran Corp.	299,998	2,640
	AVX Corp.	289,825	2,632
*	Neutral Tandem, Inc.	104,055	2,561

*	Wind River Systems Inc.	397,814	2,546
*	VeriFone Holdings, Inc.	371,329	2,525
*,^	Data Domain, Inc.	200,021	2,514
*	Sonus Networks, Inc.	1,600,060	2,512
*	ADC Telecommunications, Inc.	566,037	2,485
*	Tyler Technologies, Inc.	168,329	2,463
*	Monolithic Power Systems	158,731	2,460
*	The Ultimate Software Group, Inc.	142,412	2,458
*	DTS Inc.	101,935	2,453
*	Emulex Corp.	483,956	2,434
*	NETGEAR, Inc.	201,569	2,429
	Black Box Corp.	102,809	2,427
*	Mentor Graphics Corp.	541,336	2,404
*	Manhattan Associates, Inc.	138,138	2,393
*	Standard Microsystem Corp.	128,367	2,388
*	TeleTech Holdings, Inc.	209,494	2,281
	MTS Systems Corp.	98,863	2,249
*	Coherent, Inc.	127,113	2,193
*	SYNNEX Corp.	111,336	2,190
	United Online, Inc.	481,006	2,145
*	TriQuint Semiconductor, Inc.	863,693	2,133
*	Taleo Corp. Class A	179,464	2,121
	Park Electrochemical Corp.	121,084	2,092
*	Cavium Networks, Inc.	181,216	2,091
*	RF Micro Devices, Inc.	1,543,885	2,053
*	Checkpoint Systems, Inc.	227,554	2,041
*,^	Bankrate, Inc.	81,685	2,038
*	Diodes Inc.	191,706	2,034
*	Telecommunication Systems, Inc.	221,121	2,028
*	DG FastChannel Inc.	105,874	1,987
*	OmniVision Technologies, Inc.	293,148	1,970
*	L-1 Identity Solutions Inc.	382,810	1,956
*	Sigma Designs, Inc.	154,815	1,926
*	Ixia	369,997	1,913
	Micrel, Inc.	268,946	1,893
*	Art Technology Group, Inc.	740,535	1,888
*	Applied Micro Circuits Corp.	383,658	1,865
*	JDA Software Group, Inc.	160,364	1,852
*	Forrester Research, Inc.	89,738	1,845
*	MicroStrategy Inc.	53,693	1,836
*	GSI Commerce, Inc.	139,752	1,831
*	Supertex, Inc.	75,555	1,745
*	Rogers Corp.	91,708	1,731
*	Amkor Technology, Inc.	643,865	1,726
*	Brooks Automation, Inc.	373,339	1,721
*	Ultratech, Inc.	137,773	1,721
*	Adaptec, Inc.	714,135	1,714
*	Avid Technology, Inc.	178,453	1,631

*	Exar Corp.	251,987	1,572
	Pegasystems Inc.	84,647	1,572
*	EMS Technologies, Inc.	89,051	1,555
	Syntel, Inc.	75,498	1,554
*	Actel Corp.	151,200	1,530
	IXYS Corp.	188,868	1,522
*	Echelon Corp.	186,538	1,509
*	MSC Software Corp.	265,717	1,499
*	Vocus, Inc.	111,575	1,483
*	Advanced Energy Industries, Inc.	195,302	1,471
*	Cirrus Logic, Inc.	383,218	1,441
*	NetScout Systems, Inc.	201,148	1,440
*	Synchronoss Technologies, Inc.	116,946	1,434
*	The Knot, Inc.	171,674	1,408
*	OSI Systems Inc.	92,012	1,404
*	SonicWALL, Inc.	314,047	1,401
*,^	Universal Display Corp.	152,336	1,397
*	TTM Technologies, Inc.	239,911	1,391
*	S1 Corp.	269,275	1,387
*	Littelfuse, Inc.	125,836	1,383
*	FARO Technologies, Inc.	101,367	1,362
	Daktronics, Inc.	206,489	1,353
*	Epicor Software Corp.	354,598	1,351
	Imation Corp.	175,362	1,342
*	Brightpoint, Inc.	313,057	1,340
*	SAVVIS, Inc.	213,179	1,320
*	Move, Inc.	906,266	1,314
*	WebMD Health Corp. Class A	58,845	1,312
*	Anaren, Inc.	119,395	1,306
*	STEC Inc.	174,111	1,283
*,^	Stratasys, Inc.	147,508	1,220
*	Veeco Instruments, Inc.	182,344	1,216
*	Symyx Technologies, Inc.	268,944	1,197
*	DivX, Inc.	237,378	1,194
*	RealNetworks, Inc.	512,299	1,194
*	Vignette Corp.	175,959	1,175
*	THQ Inc.	386,447	1,175
*	Multi-Fineline Electronix, Inc.	69,451	1,170
*	BigBand Networks Inc.	177,169	1,160
*	Integral Systems, Inc.	133,248	1,146
	NIC Inc.	219,748	1,143
	Cass Information Systems, Inc.	35,175	1,141
*	SiRF Technology Holdings, Inc.	490,827	1,129
*	TNS Inc.	136,449	1,116
*	Pericom Semiconductor Corp.	152,075	1,112
*	Unisys Corp.	2,085,424	1,105
*	Kulicke & Soffa Industries, Inc.	408,136	1,069
*	Ebix, Inc.	42,754	1,062

*	InfoSpace, Inc.	204,135	1,062
*	Global Cash Access, Inc.	277,366	1,060
*	OPNET Technologies, Inc.	121,758	1,056
*	Novatel Wireless, Inc.	186,915	1,050
*	ComScore Inc.	85,983	1,040
*	Electro Scientific Industries, Inc.	175,194	1,037
*	Silicon Image, Inc.	427,376	1,026
*	Keynote Systems Inc.	128,643	1,020
*	Loral Space and Communications Ltd.	47,671	1,018
*	Radiant Systems, Inc.	228,222	1,006
*	Digi International, Inc.	130,651	1,002
*	Terremark Worldwide, Inc.	371,722	1,000
*	Limelight Networks Inc.	298,333	999
*	Perficient, Inc.	178,876	966
*	Lattice Semiconductor Corp.	698,907	964
*	ExlService Holdings, Inc.	111,773	963
*	Finisar Corp.	2,178,399	959
*	NVE Corp.	33,101	954
*	Newport Corp.	214,807	949
*	SeaChange International, Inc.	164,268	940
*	Ciber, Inc.	343,618	938
*	RightNow Technologies Inc.	123,466	935
*	Kopin Corp.	399,590	927
	Heartland Payment Systems, Inc.	140,248	927
*	Volterra Semiconductor Corp.	109,003	920
*	VASCO Data Security International, Inc.	159,042	918
	Electro Rent Corp.	94,277	909
*	Oplink Communications, Inc.	117,915	908
	Cohu, Inc.	125,305	902
*,^	Research Frontiers, Inc.	199,052	894
*	Netezza Corp.	130,125	885
*	Constant Contact, Inc.	63,117	883
*	Sanmina-SCI Corp.	2,886,385	880
*	Silicon Storage Technology, Inc.	526,906	869
*	Extreme Networks, Inc.	570,415	867
*	SuccessFactors Inc.	113,588	867
	CTS Corp.	239,705	865
*	3PAR, Inc.	131,285	863
*	DemandTec, Inc.	97,146	850
*	Mercury Computer Systems, Inc.	153,418	848
*	MIPS Technologies, Inc.	286,679	840
*	Innodata Isogen, Inc.	239,097	830
*	Comverge Inc.	118,919	826
*	Bottomline Technologies, Inc.	122,801	808
*	Interactive Intelligence Inc.	88,792	804
*	GSE Systems, Inc.	134,580	801
*	Switch and Data Inc.	91,133	799
*	Insight Enterprises, Inc.	260,976	799

	Renaissance Learning, Inc.	89,018	798
*	Globecomm Systems, Inc.	137,238	795
*	Catapult Communications Corp.	113,095	788
*	Acme Packet, Inc.	129,283	785
*	Network Equipment Technologies, Inc.	220,930	782
	Methode Electronics, Inc. Class A	216,736	776
*	infoGROUP, Inc.	184,313	767
*	i2 Technologies, Inc.	96,965	766
	Agilysys, Inc.	177,789	765
*	Internet Brands Inc.	130,204	764
*	NCI, Inc.	28,751	748
*	DSP Group Inc.	171,169	739
*	Symmetricom Inc.	211,112	739
*	LoopNet, Inc.	121,369	738
*	Kenexa Corp.	136,232	734
*	Pervasive Software Inc.	185,883	725
*	RadiSys Corp.	118,818	720
*	SupportSoft, Inc.	374,113	718
*	OpenTV Corp.	475,368	718
*	ANADIGICS, Inc.	344,235	713
*	IPG Photonics Corp.	84,442	711
*	Internet Capital Group Inc.	175,756	708
*	ModusLink Global Solutions, Inc.	272,506	706
*	Intevac, Inc.	134,718	702
*	Smith Micro Software, Inc.	131,041	685
	Gevity HR, Inc.	173,072	684
*	Actuate Software Corp.	221,231	677
	iGATE Corp.	208,346	675
	Marchex, Inc.	194,348	669
*	Versant Corp.	38,849	668
*	UTStarcom, Inc.	846,775	660
*	Maxwell Technologies, Inc.	94,168	654
*	Computer Task Group, Inc.	182,249	629
*	Lionbridge Technologies, Inc.	636,224	624
*	Information Services Group, Inc.	202,749	622
*	Spectrum Control, Inc.	87,445	615
*	ActivIdentity Corp.	299,836	615
*	Compellent Technologies, Inc.	56,535	613
*	Advanced Analogic Technologies, Inc.	169,654	611
*	Internap Network Services Corp.	226,637	610
*	Cray, Inc.	172,239	603
*	FalconStor Software, Inc.	249,496	596
*	PC Mall, Inc.	131,008	595
*	Super Micro Computer Inc.	120,263	592
	Bel Fuse, Inc. Class B	43,957	591
*,^	NetSuite Inc.	52,154	587
*	Tollgrade Communications, Inc.	100,739	584
	American Software, Inc. Class A	110,374	582

*	Quantum Corp.	865,285	580
*	Rimage Corp.	43,154	576
*	Local.com Corp	241,617	575
*	Trident Microsystems, Inc.	389,526	569
*	Dynamics Research Corp.	78,298	567
*	Bitstream Inc.	126,703	564
*	Telular Corp.	312,152	556
*	Online Resources Corp.	131,315	553
*	Callidus Software Inc.	190,141	551
*	Microtune, Inc.	302,196	550
	MOCON, Inc.	63,316	543
*	Entegris Inc.	623,129	536
*	Presstek, Inc.	255,536	529
*	The Hackett Group Inc.	259,446	524
*	Rudolph Technologies, Inc.	170,886	518
*	SCM Microsystems, Inc.	202,244	516
*	Aruba Networks, Inc.	162,331	510
*,^	Zix Corp.	483,117	498
*	Zygo Corp.	105,378	484
*	iPass Inc.	483,413	483
*	Datalink Corp.	166,017	480
*	Performance Technologies, Inc.	184,875	479
*	Aware, Inc.	228,003	479
*	Double-Take Software Inc.	70,361	476
*	ZiLOG, Inc.	202,394	476
*	Peerless Systems Corp.	261,807	471
	Communications Systems, Inc.	61,404	470
*	White Electronic Designs Corp.	115,241	462
*	Immersion Corp.	156,088	457
*	KVH Industries, Inc.	91,587	454
*	LivePerson, Inc.	193,957	440
*	Safeguard Scientifics, Inc.	796,725	438
*	Chordiant Software, Inc.	144,521	438
*	ShoreTel, Inc.	100,399	433
*	Semitool, Inc.	154,040	428
*	DDi Corp.	138,578	427
*	Rackable Systems Inc.	105,032	426
*	Nu Horizons Electronics Corp.	212,875	426
*	LoJack Corp.	93,043	421
*	Airvana, Inc.	71,921	421
*	Orbcomm, Inc.	284,204	418
*	MoSys, Inc.	219,037	416
*	Data I/O Corp.	152,656	415
*	Rackspace Hosting, Inc.	53,753	403
*	TechTeam Global, Inc.	82,386	402
*	Saba Software, Inc.	232,808	393
*	Virage Logic Corp.	120,305	391
	Technitrol, Inc.	224,342	384

*	Hutchinson Technology, Inc.	146,434	381
*	SRS Labs, Inc.	77,319	380
*	Harris Stratex Networks, Inc. Class A	98,229	378
*	Liquidity Services, Inc.	53,649	375
*	PROS Holdings, Inc.	79,200	368
*	Entrust, Inc.	241,909	365
*	QuickLogic Corp.	202,760	359
*	MRV Communications Inc.	1,153,056	357
	Astro-Med, Inc.	64,839	353
*	Gerber Scientific, Inc.	144,311	345
*	hi/fn, Inc.	86,879	344
*	I.D. Systems, Inc.	83,392	339
	Keithley Instruments Inc.	98,548	334
*	Soapstone Networks Inc.	92,307	330
*	Onvia.com, Inc.	86,003	329
*	Sourcefire Inc.	45,079	328
	PC-Tel, Inc.	74,262	319
	Imergent, Inc.	69,800	314
*	Lasercard Corp.	128,140	313
*	iGo, Inc.	558,045	313
*	Mattson Technology, Inc.	368,010	310
*	Startek, Inc.	99,518	309
*,^	On2 Technologies, Inc.	1,026,995	308
*	Tier Technologies, Inc.	66,386	307
*	Hughes Communications Inc.	25,204	303
*	Aetrium, Inc.	205,036	301
*	CPI International, Inc.	31,980	301
*,^	ParkerVision, Inc.	176,511	298
*	Openwave Systems Inc.	299,097	290
*	Photronics, Inc.	301,607	290
*	TranSwitch Corp.	962,203	289
*	Phoenix Technologies Ltd.	173,673	281
*	Web.com Group, Inc.	84,176	279
*	Sumtotal Systems Inc.	164,063	277
*	Measurement Specialties, Inc.	65,821	269
*	AXT, Inc.	313,239	266
*	Majesco Entertainment Co.	176,715	262
*	Network Engines, Inc.	497,854	259
	TheStreet.com, Inc.	130,489	257
*	Hypercom Corp.	264,962	254
*	ArcSight, Inc.	19,880	254
*	PC Connection, Inc.	66,806	254
*	OpNext, Inc.	146,605	251
*,^	EMCORE Corp.	333,197	250
*	Techwell, Inc.	39,500	249
*	Ramtron International Corp.	247,156	247
*	En Pointe Technologies, Inc.	117,959	244
*	BSQUARE Corp.	141,783	241

*	NYFIX, Inc.	215,300	239
	Mesa Laboratories, Inc.	14,700	235
*	Integrated Silicon Solution, Inc.	151,596	229
*	Optical Cable Corp.	94,361	226
*,^	Intelli-Check Inc.	183,280	222
*	InFocus Corp.	369,271	221
	QAD Inc.	87,333	221
*	Evolving Systems, Inc.	169,679	221
*	NAPCO Security Technologies Inc.	212,073	221
*	Occam Networks, Inc.	81,186	214
*	PLX Technology, Inc.	98,327	213
*	Bookham, Inc.	483,420	208
*	Frequency Electronics, Inc.	62,485	207
*	Micronetics Inc.	86,414	203
	Selectica, Inc.	486,650	200
*	MoneyGram International, Inc.	168,933	199
*	American Technology Corp.	268,929	199
*	CyberOptics Corp.	40,595	199
*	Amtech Systems, Inc.	61,349	198
*	Unica Corp.	40,355	195
*	Mindspeed Technologies Inc.	156,939	195
*	Smart Modular Technologies Inc.	140,855	194
*	California Micro Devices Corp.	79,885	194
*	Monotype Imaging Holdings Inc.	51,522	193
*	Comarco, Inc.	112,532	191
*	SourceForge Inc.	229,170	190
*	TransAct Technologies Inc.	72,846	189
*	X-Rite Inc.	179,788	187
*	Endwave Corp.	95,047	186
*	Rubicon Technology, Inc.	34,200	182
*	Intellon Corp.	82,201	181
*	Hauppage Digital, Inc.	153,081	181
*	EFJ, Inc.	240,165	180
*	PLATO Learning, Inc.	101,107	180
*	PAR Technology Corp.	34,769	179
*	Conexant Systems, Inc.	261,909	170
*	LTX-Credence Corp.	599,037	168
*	LeCroy Corp.	53,309	167
*	Magma Design Automation, Inc.	221,615	166
*,^	Superconductor Technologies Inc.	166,026	166
*	Video Display Corp.	62,129	160
*	CallWave, Inc.	176,508	154
*	Axcelis Technologies, Inc.	403,124	153
*	I-many, Inc.	584,559	146
*	Sonic Solutions, Inc.	119,020	143
*	Dice Holdings Inc.	51,172	142
*	Lantronix, Inc.	306,807	141
*	Simulations Plus, Inc.	156,710	141

*	ICx Technologies, Inc.	34,173	138
*	InsWeb Corp.	61,961	138
*	Dot Hill Systems Corp.	226,620	134
*,^	Digital Ally, Inc.	84,613	132
*	Ultra Clean Holdings, Inc.	122,920	132
*	Ditech Networks Inc.	123,061	127
*	PDF Solutions, Inc.	79,887	126
*	Key Tronic Corp.	131,723	125
*	Deltek, Inc.	28,719	124
*	LookSmart, Ltd.	121,066	123
*	Powerwave Technologies, Inc.	194,334	115
*	Sonic Foundry, Inc.	161,520	113
*	Management Network Group Inc.	347,479	108
*	Nanometrics Inc.	89,230	107
*	RAE Systems, Inc.	227,708	107
*	Cascade Microtech, Inc.	32,100	104
*	Virtusa Corp.	16,539	103
*	Isilon Systems Inc.	44,390	98
*	Salary.com, Inc.	69,640	98
*	Entropic Communications Inc.	130,121	96
*	Zhone Technologies	497,775	95
*	LogicVision, Inc.	94,461	94
	TSR, Inc.	54,086	90
	Richardson Electronics, Ltd.	26,210	89
*	Asyst Technologies, Inc.	315,367	88
*	TechTarget	36,067	87
*	Convera Corp.	453,594	84
*	Borland Software Corp.	173,994	80
*	GSI Technology Inc.	30,391	77
*	Autobytel Inc.	266,374	72
	Bel Fuse, Inc. Class A	5,719	71
*	TII Network Technologies, Inc.	107,178	69
*	RF Monolithics, Inc.	160,383	59
*	Ikanos Communications, Inc.	40,764	58
*	Westell Technologies, Inc.	205,983	58
*	AuthenTec, Inc.	38,300	57
*	Calamp Corp.	94,589	52
*	Goldleaf Financial Solutions, Inc.	68,732	52
*	Livewire Movile, Inc.	394,224	47
*	SteelCloud Inc.	234,983	47
*,^	Access Intergrated Technologies Inc.	61,852	38
*	Newtek Business Services, Inc.	91,242	36
*	Silicon Graphics Inc.	81,702	34
*	AuthentiDate Holding Corp.	81,465	33
*	Procera Networks, Inc.	51,570	32
*	LightPath Technologies, Inc. Class A	55,757	32
*	Pixelworks, Inc.	48,796	30
*	Leadis Technology Inc.	50,620	30

*	Mastech Holdings, Inc.	12,664	26
*	Planar Systems, Inc.	37,685	26
*	Evans & Sutherland Computer Corp.	87,527	23
*	Technology Solutions Co.	9,671	22
*	FSI International, Inc.	64,680	21
*	DataTRAK International Inc.	85,096	19
*	Entorian Technologies Inc.	64,221	15
*	Merix Corp.	40,537	11
*	Kowabunga! Inc.	61,766	11
*	Miva Inc.	42,625	10
*	MakeMusic! Inc.	3,956	10
*	Glu Mobile Inc.	13,100	7
*	Overland Storage, Inc.	21,120	6
*	Avanex Corp.	3,011	5
*	Airspan Networks Inc.	23,904	5
*	Elixir Gaming Technologies, Inc.	35,584	4
*	Telkonet, Inc.	21,782	3
*	PlanetOut, Inc.	12,670	2
*	Conolog Corp.	24	—
*	US Dataworks Inc.	100	—
			1,353,790
Materials (5.7%)
	The Mosaic Co.	937,612	39,361
*	Crown Holdings, Inc.	936,229	21,280
	Martin Marietta Materials, Inc.	242,697	19,246
	FMC Corp.	424,991	18,334
	Terra Industries, Inc.	584,364	16,415
	Airgas, Inc.	476,594	16,114
	Lubrizol Corp.	397,486	13,518
	AptarGroup Inc.	397,387	12,375
	Sonoco Products Co.	584,497	12,263
	Cliffs Natural Resources Inc.	665,394	12,084
	Valspar Corp.	586,277	11,708
	Albemarle Corp.	535,562	11,659
	Celanese Corp. Series A	840,691	11,240
	Compass Minerals International, Inc.	190,268	10,725
	Nalco Holding Co.	805,171	10,524
	Reliance Steel & Aluminum Co.	373,856	9,844
	RPM International, Inc.	752,613	9,581
	Scotts Miracle-Gro Co.	257,450	8,933
	Steel Dynamics, Inc.	949,393	8,364
	Royal Gold, Inc.	175,334	8,199
	Silgan Holdings, Inc.	149,347	7,847
	Packaging Corp. of America	600,206	7,815
	Commercial Metals Co.	658,334	7,604
	Sensient Technologies Corp.	285,019	6,698
	Greif Inc. Class A	200,327	6,669
	Olin Corp.	454,541	6,486

	Eagle Materials, Inc.	255,325	6,192
	Rock-Tenn Co.	224,157	6,063
*	Calgon Carbon Corp.	316,868	4,490
	Cytec Industries, Inc.	276,444	4,152
	Texas Industries, Inc.	162,230	4,056
	Cabot Corp.	383,289	4,028
	Ashland, Inc.	388,535	4,014
	Schnitzer Steel Industries, Inc. Class A	126,820	3,981
	H.B. Fuller Co.	284,787	3,702
	Carpenter Technology Corp.	258,301	3,647
	Minerals Technologies, Inc.	109,589	3,512
*	OM Group, Inc.	178,618	3,451
	Temple-Inland Inc.	623,964	3,351
*	Intrepid Potash, Inc.	175,837	3,244
*	Coeur d'Alene Mines Corp.	3,417,279	3,212
	NewMarket Corp.	72,232	3,200
	Worthington Industries, Inc.	351,280	3,060
	Huntsman Corp.	947,500	2,966
*	Domtar Corp.	3,036,857	2,885
	Arch Chemicals, Inc.	145,978	2,768
	Balchem Corp.	106,665	2,680
	Deltic Timber Corp.	61,816	2,436
*	W.R. Grace & Co.	359,516	2,272
	A. Schulman Inc.	152,602	2,068
	Kaiser Aluminum Corp.	89,363	2,066
	AMCOL International Corp.	132,025	1,959
*	Hecla Mining Co.	875,151	1,750
	Koppers Holdings, Inc.	119,841	1,740
	Schweitzer-Mauduit International, Inc.	90,076	1,663
	Glatfelter	265,658	1,658
*	Brush Engineered Materials Inc.	118,073	1,638
	Westlake Chemical Corp.	111,665	1,634
*	Rockwood Holdings, Inc.	199,727	1,586
*	RTI International Metals, Inc.	135,363	1,584
	American Vanguard Corp.	118,555	1,529
	Wausau Paper Corp.	284,915	1,499
	Zep, Inc.	139,873	1,431
*	Allied Nevada Gold Corp.	222,615	1,302
	Myers Industries, Inc.	206,938	1,271
*	PolyOne Corp.	522,374	1,207
	Stepan Co.	42,086	1,149
	Olympic Steel, Inc.	70,904	1,076
*	Horsehead Holding Corp.	192,769	1,060
*	Haynes International, Inc.	59,463	1,060
*	Solutia Inc.	547,214	1,023
	NL Industries, Inc.	101,672	1,017
*	Stillwater Mining Co.	272,525	1,008
*,^	Zoltek Cos., Inc.	146,427	997

	Louisiana-Pacific Corp.	405,853	905
*	LSB Industries, Inc.	87,637	867
*	GenTek, Inc.	49,504	866
	A.M. Castle & Co.	93,252	832
*	Headwaters Inc.	249,248	783
*	U.S. Gold Corp.	331,602	676
*	Omnova Solutions Inc.	374,867	652
*	AEP Industries, Inc.	40,613	620
*	Century Aluminum Co.	280,184	591
*	Buckeye Technology, Inc.	258,850	551
	Great Northern Iron Ore Properties	6,484	510
*	General Moly, Inc.	478,609	507
*	Landec Corp.	89,357	498
*	Clearwater Paper Corp.	60,964	490
	Innophos Holdings Inc.	40,799	460
*	U.S. Concrete, Inc.	228,892	458
	Spartech Corp.	181,592	447
*	Kapstone Paper and Packaging Corp.	178,208	438
*	Graphic Packaging Holding Co.	482,413	420
	Quaker Chemical Corp.	51,422	408
	Hawkins, Inc.	25,759	397
*	Universal Stainless & Alloy Products, Inc.	40,327	390
	Ferro Corp.	244,160	349
*	U.S. Energy Corp.	175,794	332
*	ADA-ES Inc.	131,040	318
	Penford Corp.	79,053	287
*	ICO, Inc.	137,580	283
	Neenah Paper Inc.	74,837	272
*	Bway Holding Co.	33,579	265
*	Flotek Industries, Inc.	168,280	264
*	United States Lime & Mineral	9,212	252
	Synalloy Corp.	41,692	219
*	Nonophase Technologies Corp.	231,023	208
*	American Pacific Corp.	36,362	188
*	Rock of Ages Corp.	91,696	157
*	Mercer International Inc.	130,666	86
*	Mod-Pac Corp.	49,498	78
*	Solitario Exploration & Royalty Corp.	49,600	63
*	Boise, Inc.	85,944	52
*	TOR Minerals International, Inc.	160,090	45
	Georgia Gulf Corp.	41,723	30
*	Eden Bioscience Corp.	19,908	24
*	AbitibiBowater, Inc.	23,521	13
*	Clean Diesel Technologies, Inc.	4,027	7
*	Caraustar Industries, Inc.	31,483	4
			460,785

Telecommunication Services (2.2%)
*	Crown Castle International Corp.	1,438,049	29,351
*	MetroPCS Communications Inc.	1,481,111	25,297
*	SBA Communications Corp.	693,246	16,153
*	NII Holdings Inc.	971,624	14,574
	Telephone & Data Systems, Inc.	444,492	11,783
*	Leap Wireless International, Inc.	315,077	10,987
*,^	Level 3 Communications, Inc.	9,431,982	8,677
*	tw telecom inc.	873,640	7,644
*	Syniverse Holdings Inc.	304,945	4,806
*	Centennial Communications Corp. Class A	490,555	4,052
	Telephone & Data Systems, Inc. - Special Common Shares	147,351	3,485
*	U.S. Cellular Corp.	97,186	3,240
	NTELOS Holdings Corp.	175,580	3,185
	Shenandoah Telecommunications Co.	139,346	3,177
*	Premiere Global Services, Inc.	356,447	3,144
*	Cincinnati Bell Inc.	1,335,607	3,072
*	Cbeyond Inc.	150,020	2,825
	Iowa Telecommunications Services Inc.	187,453	2,148
*	Cogent Communications Group, Inc.	259,977	1,872
*	General Communication, Inc.	259,423	1,733
	Alaska Communications Systems Holdings, Inc.	255,954	1,715
	USA Mobility, Inc.	159,176	1,466
	Consolidated Communications Holdings, Inc.	138,185	1,418
*	FiberNet Telecom Group, Inc.	92,666	1,019
*	PAETEC Holding Corp.	593,453	855
	Atlantic Tele-Network, Inc.	39,671	761
*	iPCS, Inc.	75,335	731
	SureWest Communications	79,846	623
	Warwick Valley Telephone Co.	48,561	534
	Hickory Tech Corp.	98,365	529
*,^	8X8 Inc.	697,676	405
	FairPoint Communications, Inc.	507,774	396
*	Virgin Mobile USA, Inc. Class A	287,750	371
	D&E Communications, Inc.	66,929	359
*	XETA Technologies Inc.	174,192	293
*,^	Vonage Holdings Corp.	477,040	191
*	ICO Global Communications (Holdings) Ltd.	511,704	179
*	Fibertower Corp.	677,138	135
	Arbinet Holdings, Inc.	76,460	122
*	IDT Corp. Class B	101,205	117
*	iBasis, Inc.	136,114	91
*	Multiband Corp.	33,188	66
*	inContact, Inc.	28,310	64
*	TerreStar Corp.	73,700	41
*,^	Globalstar, Inc.	103,235	36
*	Purple Communications, Inc.	12,325	36
*	Fusion Telecommunications International, Inc.	36,100	4

*	IDT Corp.	2,456	3
			173,765
Utilities (5.6%)
*	NRG Energy, Inc.	1,384,486	24,367
	NSTAR	626,023	19,958
	MDU Resources Group, Inc.	1,076,524	17,375
*	Calpine Corp.	2,512,799	17,112
	Alliant Energy Corp.	647,576	15,989
	Aqua America, Inc.	793,670	15,873
	DPL Inc.	679,680	15,320
	UGI Corp. Holding Co.	633,086	14,947
	National Fuel Gas Co.	466,058	14,294
	ONEOK, Inc.	616,817	13,959
	OGE Energy Corp.	555,397	13,230
	NV Energy Inc.	1,373,377	12,896
	ITC Holdings Corp.	291,405	12,711
	Atmos Energy Corp.	537,080	12,417
	Energen Corp.	420,255	12,242
	AGL Resources Inc.	447,994	11,885
	Piedmont Natural Gas, Inc.	430,753	11,152
	Westar Energy, Inc.	635,867	11,147
	Vectren Corp.	474,922	10,016
	WGL Holdings Inc.	293,799	9,637
*	Mirant Corp.	844,776	9,630
	Great Plains Energy, Inc.	698,721	9,412
	New Jersey Resources Corp.	248,032	8,428
	Cleco Corp.	353,071	7,658
	Hawaiian Electric Industries Inc.	531,093	7,297
	American Water Works Co., Inc.	375,204	7,219
	Northwest Natural Gas Co.	155,380	6,747
*	Reliant Energy, Inc.	2,053,417	6,550
	Portland General Electric Co.	366,808	6,452
	IDACORP, Inc.	274,982	6,424
	South Jersey Industries, Inc.	174,368	6,103
	UniSource Energy Corp.	208,710	5,884
	Southwest Gas Corp.	260,509	5,489
	California Water Service Group	121,527	5,087
	The Laclede Group, Inc.	129,782	5,059
	NorthWestern Corp.	210,711	4,526
	Avista Corp.	320,259	4,413
	CH Energy Group, Inc.	92,581	4,342
	ALLETE, Inc.	160,653	4,288
	MGE Energy, Inc.	135,643	4,255
	PNM Resources Inc.	506,907	4,187
	Black Hills Corp.	226,858	4,058
*	El Paso Electric Co.	263,116	3,707
	American States Water Co.	101,408	3,683
	UIL Holdings Corp.	148,197	3,308

	Ormat Technologies Inc.			106,382	2,921
	Empire District Electric Co.			199,525	2,881
	SJW Corp.			76,749	1,952
	Chesapeake Utilities Corp.			42,003	1,280
	Central Vermont Public Service Corp.			66,062	1,143
	Connecticut Water Services, Inc.			54,389	1,103
	Middlesex Water Co.			73,438	1,057
	Maine & Maritimes Corp.			20,903	732
	Southwest Water Co.			159,046	684
*	Cadiz Inc.			84,687	676
	Unitil Corp.			32,116	645
	The York Water Co.			39,632	490
	Artesian Resources Corp Class A			23,078	324
	Delta Natural Gas Co., Inc.			11,177	239
	Pennichuck Corp.			10,733	219
*	Pure Cycle Corp.			73,786	212
	Florida Public Util. Co.			5,707	56
*	Renegy Holdings, Inc.			26,965	40
					447,387
Total Common Stocks (Cost $11,979,566)					8,014,480
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.9%)
[2,3]	Vanguard Market Liquidity Fund	0.440%	231,431,283		231,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	3,000	3,000
[4,5]	Federal National Mortgage Assn.	0.541%	7/30/09	7,000	6,995
					9,995
Total Temporary Cash Investments (Cost $241,416)					241,426
Total Investments (102.4%) (Cost $12,220,982)					8,255,906
Other Assets and Liabilities-Net (-2.4%)[3]					(189,967)
Net Assets (100%)					8,065,939

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $145,467,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $158,620,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $9,995,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $12,220,982,000. Net unrealized depreciation of investment securities for tax purposes was $3,965,076,000, consisting of unrealized gains of $506,550,000 on securities that had risen in value since their purchase and $4,471,626,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	863	36,358	(1,541)
S&P MidCap 400 Index	32	7,807	423
E-mini S&P MidCap 400 Index	146	7,123	(227)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	8,245,901	(1,345)
Level 2- Other significant observable inputs	10,005	-
Level 3- Significant unobservable inputs	-	-
Total	8,255,906	(1,345)

Vanguard Total Stock Market Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (9.5%)
	McDonald's Corp.	10,027,053	547,176
	Home Depot, Inc.	15,280,269	360,003
	Comcast Corp. Class A	22,202,264	302,839
	The Walt Disney Co.	15,820,317	287,297
	Lowe's Cos., Inc.	13,186,055	240,646
*	Amazon.com, Inc.	3,086,402	226,665
	Target Corp.	6,434,096	221,269
	Time Warner Inc.	10,751,939	207,512
	NIKE, Inc. Class B	3,325,031	155,911
	News Corp., Class A	19,858,301	131,462
	Best Buy Co., Inc.	3,153,183	119,695
	Staples, Inc.	6,396,920	115,848
	Yum! Brands, Inc.	4,161,487	114,358
*	Kohl's Corp.	2,602,962	110,157
*	DIRECTV Group, Inc.	4,724,571	107,673
	TJX Cos., Inc.	3,745,741	96,041
*	Apollo Group, Inc. Class A	1,212,487	94,974
*	Liberty Media Corp.	4,437,687	88,532
	Carnival Corp.	3,931,614	84,923
*	Viacom Inc. Class B	4,745,468	82,476
*,^	Time Warner Cable Inc.	3,243,591	80,441
*	Starbucks Corp.	6,597,384	73,297
	Omnicom Group Inc.	2,796,391	65,436
	The McGraw-Hill Cos., Inc.	2,829,773	64,717
	Johnson Controls, Inc.	5,345,896	64,151
*	AutoZone Inc.	365,420	59,425
	The Gap, Inc.	4,482,141	58,223
*	Bed Bath & Beyond, Inc.	2,337,324	57,849
	H & R Block, Inc.	3,046,496	55,416
*	Coach, Inc.	2,942,822	49,145
*,^	Ford Motor Co.	17,733,277	46,639
	Sherwin-Williams Co.	894,928	46,509
	VF Corp.	792,924	45,284
	Genuine Parts Co.	1,435,493	42,864
	Ross Stores, Inc.	1,184,437	42,498
*	ITT Educational Services, Inc.	348,619	42,329
	Tim Hortons, Inc.	1,631,224	41,384
	Marriott International, Inc. Class A	2,515,168	41,148
	Darden Restaurants Inc.	1,187,028	40,668
*	O'Reilly Automotive, Inc.	1,151,262	40,306
	Family Dollar Stores, Inc.	1,196,023	39,911

*	GameStop Corp. Class A	1,401,840	39,280
	J.C. Penney Co., Inc. (Holding Co.)	1,900,519	38,143
	Mattel, Inc.	3,229,004	37,230
*	Dollar Tree, Inc.	815,071	36,311
	Advance Auto Parts, Inc.	853,628	35,067
	Comcast Corp. Special Class A	2,694,172	34,674
	Macy's Inc.	3,790,120	33,732
	Fortune Brands, Inc.	1,351,359	33,176
*,^	Sears Holdings Corp.	626,112	28,620
	Hasbro, Inc.	1,128,892	28,301
	Harley-Davidson, Inc.	2,100,307	28,123
	DeVry, Inc.	580,773	27,982
*	Priceline.com, Inc.	347,338	27,363
	Cablevision Systems NY Group Class A	2,108,674	27,286
	D. R. Horton, Inc.	2,566,746	24,897
*	CarMax, Inc.	1,988,925	24,742
	International Game Technology	2,654,305	24,473
	Nordstrom, Inc.	1,455,075	24,373
	Tiffany & Co.	1,117,124	24,085
	PetSmart, Inc.	1,145,510	24,010
	Limited Brands, Inc.	2,753,837	23,958
	Strayer Education, Inc.	128,294	23,076
*	Toll Brothers, Inc.	1,217,076	22,102
	Pulte Homes, Inc.	1,971,579	21,549
	Garmin Ltd.	1,004,128	21,298
	BorgWarner, Inc.	1,043,777	21,189
	Polo Ralph Lauren Corp.	499,639	21,110
	Starwood Hotels & Resorts Worldwide, Inc.	1,649,560	20,949
*	DISH Network Corp.	1,882,183	20,911
	American Eagle Outfitters, Inc.	1,670,729	20,450
	CBS Corp.	5,135,276	19,719
	Whirlpool Corp.	663,013	19,619
	Washington Post Co. Class B	54,695	19,532
	Burger King Holdings Inc.	849,693	19,500
*	Career Education Corp.	809,212	19,389
*	Discovery Communications Inc. Class A	1,209,162	19,371
*	Liberty Global, Inc. Class A	1,305,220	19,004
	Abercrombie & Fitch Co.	784,583	18,673
	The Stanley Works	639,629	18,626
*	Discovery Communications Inc. Class C	1,269,374	18,596
	Leggett & Platt, Inc.	1,409,102	18,304
*,^	Netflix.com, Inc.	424,047	18,200
	Wendy's/Arby's Group, Inc.	3,600,504	18,111
	Scripps Networks Interactive	803,633	18,090
*	Liberty Global, Inc. Series C	1,270,437	17,951
*	Interpublic Group of Cos., Inc.	4,301,102	17,721
*	Urban Outfitters, Inc.	1,059,859	17,350
	Black & Decker Corp.	542,136	17,110

*	AutoNation, Inc.	1,194,561	16,581
*	LKQ Corp.	1,133,458	16,174
*	Expedia, Inc.	1,768,654	16,059
*	Aeropostale, Inc.	603,420	16,027
	Newell Rubbermaid, Inc.	2,503,811	15,974
*	NVR, Inc.	36,876	15,774
*	Mohawk Industries, Inc.	524,529	15,668
*	Big Lots Inc.	740,938	15,397
*	Corinthian Colleges, Inc.	772,640	15,028
*,^	Panera Bread Co.	264,483	14,785
*	Liberty Media Corp.-Interactive Series A	5,095,811	14,778
	Foot Locker, Inc.	1,397,285	14,644
*	Penn National Gaming, Inc.	599,574	14,480
	Autoliv, Inc.	749,199	13,913
	Brinker International, Inc.	920,660	13,902
*,^	Wynn Resorts Ltd.	657,850	13,137
	Snap-On Inc.	519,285	13,034
*	DreamWorks Animation SKG, Inc.	600,299	12,990
*	The Goodyear Tire & Rubber Co.	2,064,373	12,923
	Gentex Corp.	1,261,857	12,568
*	Marvel Entertainment, Inc.	463,355	12,302
	Virgin Media Inc.	2,517,434	12,084
	John Wiley & Sons Class A	402,656	11,991
*	Jack in the Box Inc.	513,155	11,951
*	Rent-A-Center, Inc.	603,275	11,685
*	Dick's Sporting Goods, Inc.	774,853	11,057
	Guess ?, Inc.	509,650	10,743
*	Tractor Supply Co.	295,143	10,643
*	Sirius XM Radio Inc.	30,197,814	10,569
	Phillips-Van Heusen Corp.	465,178	10,550
	MDC Holdings, Inc.	337,197	10,500
*	The Warnaco Group, Inc.	422,795	10,147
	Aaron Rents, Inc.	377,946	10,076
^	Royal Caribbean Cruises, Ltd.	1,252,726	10,034
*	Carter's, Inc.	507,433	9,545
	Tupperware Brands Corp.	560,839	9,529
*	WMS Industries, Inc.	453,649	9,486
	Regal Entertainment Group Class A	705,324	9,458
	Eastman Kodak Co.	2,422,940	9,207
	RadioShack Corp.	1,072,685	9,193
*	Chipotle Mexican Grill, Inc. Class B	158,692	9,095
	KB Home	689,004	9,081
^	General Motors Corp.	4,680,120	9,079
	Hillenbrand Inc.	562,324	9,003
*	Brink's Home Security Holdings, Inc.	393,384	8,890
*	Jarden Corp.	693,664	8,789
*,^	Chipotle Mexican Grill, Inc.	131,966	8,760

*	Chico's FAS, Inc.	1,598,600	8,584
*,^	Las Vegas Sands Corp.	2,826,538	8,508
	Centex Corp.	1,121,600	8,412
	Interactive Data Corp.	337,737	8,396
*	Coinstar, Inc.	256,052	8,388
*	Bally Technologies Inc.	446,070	8,217
	Williams-Sonoma, Inc.	812,942	8,194
*	Hanesbrands Inc.	846,225	8,098
	Choice Hotels International, Inc.	312,713	8,074
	Service Corp. International	2,309,174	8,059
	Matthews International Corp.	276,448	7,964
*	Scientific Games Corp.	630,123	7,631
	Barnes & Noble, Inc.	348,933	7,460
	Wolverine World Wide, Inc.	444,585	6,927
	Harman International Industries, Inc.	504,592	6,827
	Wyndham Worldwide Corp.	1,610,669	6,765
	Lennar Corp. Class A	894,676	6,719
	The Buckle, Inc.	210,348	6,716
	Men's Wearhouse, Inc.	443,586	6,716
*	Fossil, Inc.	422,946	6,640
*	American Public Education, Inc.	154,341	6,492
	WABCO Holdings Inc.	524,476	6,456
	Ryland Group, Inc.	385,722	6,426
*,^	Lamar Advertising Co. Class A	658,751	6,423
	Polaris Industries, Inc.	292,570	6,273
	Bob Evans Farms, Inc.	279,496	6,266
*	Capella Education Co.	112,948	5,986
*	Deckers Outdoor Corp.	112,774	5,982
*,^	J. Crew Group, Inc.	450,255	5,934
	Cracker Barrel Old Country Store Inc.	206,865	5,925
*	The Cheesecake Factory Inc.	517,160	5,921
	Weight Watchers International, Inc.	315,097	5,845
	Pool Corp.	434,275	5,819
*	Liberty Media Corp.-Capital Series A	829,182	5,788
*	Collective Brands, Inc.	582,566	5,674
*	The Gymboree Corp.	265,294	5,664
	Cato Corp. Class A	305,409	5,583
^	New York Times Co. Class A	1,232,200	5,570
	International Speedway Corp.	250,889	5,535
	Sotheby's	611,046	5,499
*,^	Jos. A. Bank Clothiers, Inc.	195,533	5,438
	Meredith Corp.	326,611	5,435
*	Hibbett Sports Inc.	281,449	5,409
	Regis Corp.	373,713	5,400
*	CEC Entertainment Inc.	208,177	5,388
*	The Dress Barn, Inc.	438,031	5,383
*	Buffalo Wild Wings Inc.	144,791	5,296

*	Lions Gate Entertainment Corp.	1,045,399	5,279
*	Pinnacle Entertainment, Inc.	747,416	5,262
	Thor Industries, Inc.	333,907	5,216
*	Sonic Corp.	519,441	5,205
*,^	Morningstar, Inc.	148,473	5,070
	National CineMedia Inc.	379,113	4,997
*	The Children's Place Retail Stores, Inc.	227,277	4,975
*	Timberland Co.	416,258	4,970
*	P.F. Chang's China Bistro, Inc.	215,230	4,924
*,^	Vail Resorts Inc.	238,747	4,878
*	Papa John's International, Inc.	205,393	4,697
	Gannett Co., Inc.	2,086,173	4,590
*	Hot Topic, Inc.	409,036	4,577
	Tempur-Pedic International Inc.	612,568	4,472
*	Office Depot, Inc.	3,310,854	4,337
*	Texas Roadhouse, Inc.	450,406	4,292
	NutriSystem, Inc.	298,901	4,265
*,^	Under Armour, Inc.	259,395	4,262
	Ameristar Casinos, Inc.	337,651	4,248
	Scholastic Corp.	279,165	4,207
*	Iconix Brand Group Inc.	474,647	4,201
^	Columbia Sportswear Co.	139,985	4,188
*	99 Cents Only Stores	435,738	4,026
	Callaway Golf Co.	559,573	4,018
*	Helen of Troy Ltd.	285,988	3,932
	Fred's, Inc.	348,333	3,929
	Arbitron Inc.	259,901	3,901
	Monro Muffler Brake, Inc.	139,349	3,808
	CKE Restaurants Inc.	449,412	3,775
*,^	Life Time Fitness, Inc.	293,079	3,681
*	Sally Beauty Co. Inc.	588,673	3,344
	News Corp., Class B	422,033	3,250
*	Cabela's Inc.	352,943	3,215
*,^	Blue Nile Inc.	105,767	3,189
*	PetMed Express, Inc.	193,221	3,184
*	True Religion Apparel, Inc.	268,349	3,169
	Stage Stores, Inc.	306,262	3,087
*	Meritage Corp.	267,195	3,051
	Jones Apparel Group, Inc.	719,752	3,037
*	Domino's Pizza, Inc.	460,536	3,017
*	Steven Madden, Ltd.	154,972	2,910
	Genesco, Inc.	154,206	2,904
*,^	Pre-Paid Legal Services, Inc.	98,917	2,872
	Ethan Allen Interiors, Inc.	254,548	2,866
*	Steak n Shake Co.	375,870	2,845
*	The Wet Seal, Inc. Class A	843,477	2,834
*	Gaylord Entertainment Co.	336,878	2,806

*	Jo-Ann Stores, Inc.	169,906	2,776
	Dillard's Inc.	470,513	2,682
	Penske Automotive Group Inc.	286,960	2,677
*	Sturm, Ruger & Co., Inc.	216,634	2,671
*	Smith & Wesson Holding Corp.	439,851	2,648
*	California Pizza Kitchen, Inc.	202,281	2,646
	UniFirst Corp.	94,007	2,617
*	Steiner Leisure Ltd.	105,106	2,566
*	AnnTaylor Stores Corp.	491,828	2,558
	Finish Line, Inc.	381,634	2,526
	Liz Claiborne, Inc.	1,019,484	2,518
	Group 1 Automotive, Inc.	177,483	2,479
*	JAKKS Pacific, Inc.	200,635	2,478
	Brunswick Corp.	713,443	2,461
	Stewart Enterprises, Inc. Class A	749,164	2,427
*	TRW Automotive Holdings Corp.	744,060	2,396
	Superior Industries International, Inc.	198,773	2,355
	Systemax Inc.	181,946	2,351
*,^	Raser Technologies, Inc.	529,092	2,217
*	Ascent Media Corp.	88,454	2,211
*,^	Saks Inc.	1,173,264	2,194
*	HSN, Inc.	424,466	2,182
	Churchill Downs, Inc.	72,564	2,181
*	Mediacom Communications Corp.	537,417	2,166
	Harte-Hanks, Inc.	404,664	2,165
*,^	Lululemon Athletica, Inc.	247,192	2,141
	K-Swiss, Inc.	249,392	2,130
*	CKX, Inc.	512,944	2,103
	Cooper Tire & Rubber Co.	516,739	2,088
*	Coldwater Creek Inc.	828,502	2,080
	American Greetings Corp. Class A	397,582	2,012
*,^	MGM Mirage, Inc.	854,374	1,991
	OfficeMax, Inc.	615,980	1,922
*	Charming Shoppes, Inc.	1,372,607	1,922
*	Exide Technologies	640,158	1,920
	Cinemark Holdings Inc.	203,240	1,908
*	Skechers U.S.A., Inc.	285,543	1,905
	National Presto Industries, Inc.	30,856	1,883
*	Universal Technical Institute Inc.	156,604	1,879
*	Lumber Liquidators, Inc.	146,800	1,872
*	Peet's Coffee & Tea Inc.	86,409	1,868
*	Quiksilver, Inc.	1,459,054	1,868
*	Citi Trends Inc.	81,319	1,861
*	CTC Media, Inc.	403,975	1,842
*	Red Robin Gourmet Burgers, Inc.	101,806	1,795
*	Denny's Corp.	1,066,776	1,782
*	Interval Leisure Group, Inc.	335,955	1,781

	World Wrestling Entertainment, Inc.	151,399	1,747
*	BJ's Restaurants Inc.	120,605	1,678
*	Live Nation, Inc.	623,790	1,666
*	America's Car-Mart, Inc.	121,756	1,655
*	Blyth, Inc.	62,981	1,646
*	Universal Electronics, Inc.	89,157	1,614
	Orient-Express Hotel Ltd.	390,433	1,601
*	Shutterfly, Inc.	170,017	1,593
	Boyd Gaming Corp.	424,437	1,583
*	Charlotte Russe Holding Inc.	194,148	1,582
*,^	Fuel Systems Solutions, Inc.	115,901	1,562
	The Pep Boys (Manny, Moe & Jack)	353,968	1,561
	Lennar Corp. Class B	273,234	1,555
*	Clear Channel Outdoor Holdings, Inc. Class A	422,556	1,551
^	DineEquity, Inc.	128,871	1,528
*	DSW Inc. Class A	164,429	1,528
	Jackson Hewitt Tax Service Inc.	292,493	1,527
	Weyco Group, Inc.	58,865	1,526
*,^	K12 Inc.	105,712	1,469
*	Stamps.com Inc.	151,285	1,467
*	Steinway Musical Instruments Inc.	117,253	1,404
*	Rentrak Corp.	155,678	1,401
	Brown Shoe Co., Inc.	370,178	1,388
*	Standard Pacific Corp.	1,571,760	1,383
*	Drew Industries, Inc.	158,131	1,373
^	Winnebago Industries, Inc.	258,027	1,370
*	Midas Inc.	170,320	1,349
*	Core-Mark Holding Co., Inc.	72,293	1,317
*	hhgregg, Inc.	92,766	1,313
*	Cavco Industries, Inc.	55,249	1,304
*,^	Blockbuster Inc. Class A	1,803,159	1,298
	bebe stores, inc.	190,323	1,269
	The Marcus Corp.	147,003	1,250
*	Maidenform Brands, Inc.	136,393	1,249
	Stanley Furniture Co., Inc.	165,753	1,246
	Christopher & Banks Corp.	299,579	1,225
*	Cox Radio, Inc.	297,603	1,220
	Speedway Motorsports, Inc.	102,412	1,211
	Cherokee Inc.	76,342	1,191
	Movado Group, Inc.	156,214	1,178
*	RCN Corp.	310,011	1,147
*	Ticketmaster Entertainment Inc.	306,620	1,131
*,^	Zumiez Inc.	116,392	1,129
^	CPI Corp.	152,130	1,124
*	drugstore.com, Inc.	940,106	1,100
*	Overstock.com, Inc.	119,661	1,095
*	REX Stores Corp.	99,759	1,069

	Hooker Furniture Corp.	123,848	1,045
	CSS Industries, Inc.	61,065	1,038
	Big 5 Sporting Goods Corp.	175,407	1,030
*	Knology, Inc.	249,369	1,027
*	Volcom, Inc.	104,909	1,018
*	Learning Tree International, Inc.	118,424	1,003
	Haverty Furniture Cos., Inc.	94,958	1,000
*	Shuffle Master, Inc.	344,776	990
*	Alloy, Inc.	231,836	974
*	The Princeton Review, Inc.	219,428	955
*	Hovnanian Enterprises Inc. Class A	608,874	950
	Asbury Automotive Group, Inc.	220,051	948
*	Lincoln Educational Services	50,258	921
*	Pacific Sunwear of California, Inc.	536,480	891
*,^	American Apparel, Inc.	302,316	883
*	Dolan Media Co.	110,423	869
*	Warner Music Group Corp.	363,380	854
	Carmike Cinemas, Inc.	322,803	836
*	Youbet.com, Inc.	490,381	829
	Landry's Restaurants, Inc.	157,130	820
*	Dorman Products, Inc.	87,758	819
	Ambassadors Group, Inc.	100,761	818
*	Ulta Salon, Cosmetics & Fragrance, Inc.	121,410	804
*,^	Conn's, Inc.	56,748	797
	Furniture Brands International Inc.	537,143	790
*	Zale Corp.	393,690	768
*,^	Isle of Capri Casinos, Inc.	143,781	761
	Spartan Motors, Inc.	185,944	747
*	FGX International Holdings Ltd.	63,856	742
	Hearst-Argyle Television Inc.	177,326	738
	CBS Corp. Class A	187,325	734
*	Amerigon Inc.	194,729	720
*	AFC Enterprises, Inc.	158,471	715
*	Monarch Casino & Resort, Inc.	137,760	711
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	884,376	707
*	Martha Stewart Living Omnimedia, Inc.	281,087	700
*	Kirkland's, Inc.	141,488	690
	Standard Motor Products, Inc.	249,147	685
	E.W. Scripps Co. Class A	507,172	685
	Skyline Corp.	35,529	675
*	Build-A-Bear-Workshop, Inc.	110,728	672
*	Outdoor Channel Holdings Inc.	97,130	662
	Oxford Industries, Inc.	105,094	648
^	Talbots Inc.	181,792	638
*	Krispy Kreme Doughnuts, Inc.	397,490	636
	Modine Manufacturing Co.	253,803	635
*	Audiovox Corp.	183,839	631

*	Playboy Enterprises, Inc. Class B	317,341	625
*	Tenneco Automotive, Inc.	382,545	624
*	Stein Mart, Inc.	214,076	619
*	G-III Apparel Group, Ltd.	111,397	615
	O'Charley's Inc.	203,105	611
*	Famous Dave's of America, Inc.	188,809	593
*	Luby's, Inc.	120,681	593
*	Daily Journal Corp.	16,429	591
*	New York & Co., Inc.	164,381	584
*	Great Wolf Resorts, Inc.	248,722	580
	Marine Products Corp.	136,253	578
*	Crocs, Inc.	480,536	572
	Dover Downs Gaming & Entertainment, Inc.	186,031	571
*	Ruby Tuesday, Inc.	193,381	565
	Kenneth Cole Productions, Inc.	87,957	562
*	Rubio's Restaurants, Inc.	133,195	561
*	RC2 Corp.	105,565	556
*,^	Morgans Hotel Group	176,057	548
*	Shoe Carnival, Inc.	52,147	540
	Arctic Cat, Inc.	133,781	512
*	West Marine, Inc.	91,240	488
*	Cache, Inc.	169,217	487
	Heelys Inc.	282,118	482
*	Sealy Corp.	323,361	482
*	iRobot Corp.	62,284	473
*	Leapfrog Enterprises, Inc.	341,837	472
*	Gaiam, Inc.	143,140	469
*	Beazer Homes USA, Inc.	463,669	468
*	dELiA*S, Inc.	276,488	464
*	Perry Ellis International Corp.	133,406	462
	ArvinMeritor, Inc.	575,751	455
*	Tween Brands, Inc.	208,473	446
	Sinclair Broadcast Group, Inc.	432,587	446
^	Brookfield Homes Corp.	128,917	445
	Strattec Security Corp.	52,512	438
*	Private Media Group, Inc.	376,389	437
*	1-800-FLOWERS.COM, Inc.	210,760	436
	PRIMEDIA Inc.	176,268	435
	La-Z-Boy Inc.	339,777	425
*	Multimedia Games Inc.	193,582	416
	Books-a-Million Inc.	89,859	413
*	Hawk Corp. Class A	35,444	409
*	Red Lion Hotels Corp.	139,613	409
*	Carriage Services, Inc.	261,607	400
	Fisher Communications, Inc.	40,877	399
*	Unifi, Inc.	620,967	397
	Journal Communications, Inc.	514,413	386

	M/I Homes, Inc.	53,898	377
*	Town Sports International Holdings, Inc.	124,891	373
*	Retail Ventures, Inc.	245,574	373
*	Lin TV Corp.	330,853	371
	Dover Motorsports, Inc.	193,404	358
*	Morton's Restaurant Group Inc.	133,881	357
*	Mac-Gray Corp.	67,333	352
*	Russ Berrie and Co., Inc.	262,535	347
*	Stoneridge, Inc.	160,769	339
*	McCormick & Schmick's Seafood Restaurants, Inc.	83,802	329
	American Axle & Manufacturing Holdings, Inc.	235,101	310
*	Destination Maternity Corp.	49,107	310
	Sonic Automotive, Inc.	186,794	299
*	Maxxam Inc.	40,462	287
*	Cumulus Media Inc.	280,064	283
	Bassett Furniture Industries, Inc.	144,672	281
*	Hastings Entertainment, Inc.	110,957	280
	AH Belo Corp.	276,742	271
*	Pomeroy IT Solutions, Inc.	70,416	263
*	Carrols Restaurant Group Inc.	74,558	262
*	Reading International Inc. Class A	74,141	259
*	Orbitz Worldwide, Inc.	198,340	256
*	Benihana Inc. Class A	92,072	238
*,^	Jamba Inc.	494,963	238
	Aaron Rents, Inc. Class A	10,125	235
*	Empire Resorts Inc.	294,992	227
*	Duckwall-ALCO Stores, Inc.	23,108	219
*	Bluegreen Corp.	125,143	218
*	Pier 1 Imports Inc.	363,878	204
*,^	Gander Mountain Co.	68,721	200
*	MarineMax, Inc.	101,965	200
	Johnson Outdoors Inc.	38,263	193
*	Century Casinos, Inc.	121,886	189
*	Radio One, Inc. Class D	413,901	186
*	MTR Gaming Group Inc.	206,897	186
	Lakes Entertainment, Inc.	87,456	179
*	New Motion, Inc.	143,806	174
*	Borders Group, Inc.	258,519	163
*,^	Cost Plus, Inc.	170,645	162
*	Valassis Communications, Inc.	101,290	159
	Beasley Broadcast Group, Inc.	74,814	158
	Lithia Motors, Inc.	69,247	156
*	Premier Exhibitions Inc.	209,740	155
*	EDCI Holdings, Inc.	36,383	152
*	Navarre Corp.	335,197	151
*	Viacom Inc. Class A	8,058	150
*	Hollywood Media Corp.	161,537	144

	Canterbury Park Holding Corp.	23,700	143
*	Saga Communications Inc.	34,491	130
*	Blockbuster Inc. Class B	280,668	126
*	Lodgian, Inc.	59,256	124
*	Hayes Lemmerz International, Inc.	607,171	112
	Belo Corp. Class A	183,989	112
*	Tuesday Morning Corp.	80,099	102
*	Design Within Reach Inc.	184,019	99
*	Trans World Entertainment Corp.	160,982	98
*	Harris Interactive Inc.	388,366	97
*	Benihana Inc.	37,839	96
*	Select Comfort Corp.	131,313	95
^	Orleans Homebuilders, Inc.	37,570	90
*	The Dixie Group, Inc.	80,217	88
*	Nautilus Inc.	139,149	88
*	A.C. Moore Arts & Crafts, Inc.	46,071	87
	Bon-Ton Stores, Inc.	44,871	79
	Lifetime Brands, Inc.	55,386	74
*	Tarrant Apparel Group, Inc.	89,701	72
*	Riviera Holdings Corp.	68,400	70
*	Emerson Radio Corp.	135,771	68
*	Shiloh Industries, Inc.	32,722	67
^	Lee Enterprises, Inc.	237,348	66
	Hallwood Group Inc.	7,400	66
*	RHI Entertainment, Inc.	43,001	65
	Craftmade International, Inc.	49,016	65
*	Joe's Jeans, Inc.	157,620	58
	Escalade, Inc.	85,042	54
*	Spanish Broadcasting System, Inc.	320,397	48
*	Six Flags, Inc.	168,633	46
^	The McClatchy Co. Class A	91,147	45
*	4Kids Entertainment Inc.	39,917	44
*	Salem Communications Corp.	75,777	42
	Cobra Electronics Corp.	43,655	40
*	Champion Enterprises, Inc.	79,900	38
*	Nexstar Broadcasting Group, Inc.	52,253	36
*	Palm Harbor Homes, Inc.	15,633	35
*	Eddie Bauer Holding, Inc.	79,071	34
^	Media General, Inc. Class A	16,135	31
*	Hovnanian Enterprises Class B	19,300	30
*	ChinaCast Education Corp.	8,385	29
	Tandy Brands Accessories, Inc.	16,602	27
*	Nobel Learning Communities, Inc.	1,986	23
*	WPT Enterprises Inc.	35,397	20
*	Entravision Communications Corp.	77,431	20
*	California Coastal Communities, Inc.	28,604	18
*	Lazare Kaplan International, Inc.	15,258	16

*	Casual Male Retail Group, Inc.	21,755	11
	Gray Television, Inc.	32,600	10
*	Sport Chalet, Inc. Class A	48,300	9
*	SPAR Group, Inc.	16,174	8
*	Regent Communications, Inc.	58,200	8
	Libbey, Inc.	7,100	7
*	Lear Corp.	6,703	5
*	Dana Holding Corp.	9,464	4
	Noble International, Ltd.	17,007	3
*	ValueVision Media, Inc.	4,326	3
*	Emmis Communications, Inc.	6,535	3
*,^	Source Interlink Cos., Inc.	8,923	2
*	Crown Media Holdings, Inc.	700	1
*	Sport Chalet, Inc.	1,825	1
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	9,739	—
*,^	Gadzooks, Inc.	257,226	—
			7,255,156
Consumer Staples (11.2%)
	The Procter & Gamble Co.	26,512,534	1,248,475
	Wal-Mart Stores, Inc.	21,235,241	1,106,356
	The Coca-Cola Co.	18,732,478	823,292
	PepsiCo, Inc.	13,972,304	719,294
	Philip Morris International Inc.	18,199,716	647,546
	CVS Caremark Corp.	12,921,102	355,201
	Altria Group, Inc.	18,536,455	296,954
	Kraft Foods Inc.	13,216,977	294,606
	Colgate-Palmolive Co.	4,540,702	267,811
	Walgreen Co.	8,897,782	230,986
	Costco Wholesale Corp.	3,883,596	179,888
	Kimberly-Clark Corp.	3,722,385	171,639
	General Mills, Inc.	3,006,083	149,943
	Archer-Daniels-Midland Co.	5,193,964	144,288
	Sysco Corp.	5,390,309	122,899
	The Kroger Co.	5,576,681	118,337
	H.J. Heinz Co.	2,828,960	93,525
	Lorillard, Inc.	1,512,058	93,355
	Kellogg Co.	2,403,867	88,054
	Safeway, Inc.	3,856,900	77,871
	Avon Products, Inc.	3,835,284	73,753
	ConAgra Foods, Inc.	4,022,452	67,859
	The Clorox Co.	1,248,178	64,256
	Bunge Ltd.	1,094,400	61,998
	Reynolds American Inc.	1,573,829	56,406
	Campbell Soup Co.	1,949,402	53,336
	Sara Lee Corp.	6,363,223	51,415
	The Hershey Co.	1,423,062	49,451
	Molson Coors Brewing Co. Class B	1,359,583	46,607

	J.M. Smucker Co.	1,063,271	39,628
*	Dr. Pepper Snapple Group, Inc.	2,286,453	38,664
	Coca-Cola Enterprises, Inc.	2,637,901	34,794
	Church & Dwight, Inc.	631,491	32,983
	McCormick & Co., Inc.	1,059,846	31,340
	Brown-Forman Corp. Class B	721,669	28,022
	The Pepsi Bottling Group, Inc.	1,235,813	27,361
*	Ralcorp Holdings, Inc.	507,491	27,344
	SUPERVALU Inc.	1,906,709	27,228
*	Dean Foods Co.	1,386,550	25,069
*	Energizer Holdings, Inc.	499,404	24,815
	Tyson Foods, Inc.	2,632,261	24,717
*	Hansen Natural Corp.	666,115	23,980
	The Estee Lauder Cos. Inc. Class A	959,229	23,645
^	Whole Foods Market, Inc.	1,264,571	21,245
	Hormel Foods Corp.	668,289	21,192
*	Constellation Brands, Inc. Class A	1,756,489	20,902
	Alberto-Culver Co.	795,453	17,985
	Flowers Foods, Inc.	753,678	17,696
*	BJ's Wholesale Club, Inc.	535,376	17,127
	Corn Products International, Inc.	672,266	14,252
	Del Monte Foods Co.	1,783,685	13,003
	Casey's General Stores, Inc.	435,451	11,609
*	Smithfield Foods, Inc.	1,151,262	10,891
	PepsiAmericas, Inc.	573,835	9,899
	Herbalife Ltd.	576,426	8,635
*	TreeHouse Foods Inc.	285,408	8,217
*	Chattem, Inc.	145,220	8,140
	Lancaster Colony Corp.	189,950	7,879
	Ruddick Corp.	349,383	7,844
*,^	Green Mountain Coffee Roasters, Inc.	153,961	7,390
*	NBTY, Inc.	505,590	7,119
*	United Natural Foods, Inc.	372,023	7,057
	Universal Corp. (VA)	225,814	6,756
	Sanderson Farms, Inc.	156,445	5,875
	Vector Group Ltd.	417,598	5,425
*	Hain Celestial Group, Inc.	368,167	5,243
	Nu Skin Enterprises, Inc.	465,434	4,882
	Diamond Foods, Inc.	171,546	4,791
	Lance, Inc.	228,739	4,762
*	Winn-Dixie Stores, Inc.	489,998	4,684
	Tootsie Roll Industries, Inc.	195,418	4,245
	J & J Snack Foods Corp.	119,122	4,120
*	Central European Distribution Corp.	374,422	4,029
	Nash-Finch Co.	119,345	3,352
	WD-40 Co.	133,354	3,219
*	The Pantry, Inc.	180,320	3,175
*	Darling International, Inc.	837,273	3,106

*	Smart Balance Inc.	499,997	3,020
*	Alliance One International, Inc.	781,749	3,002
	Spartan Stores, Inc.	184,961	2,850
	Weis Markets, Inc.	90,783	2,818
*	Chiquita Brands International, Inc.	392,293	2,601
	PriceSmart, Inc.	129,493	2,332
*	Central Garden & Pet Co. Class A	303,151	2,280
	The Andersons, Inc.	143,139	2,024
*,^	USANA Health Sciences, Inc.	82,835	1,852
	Cal-Maine Foods, Inc.	80,858	1,810
*	Central Garden and Pet Co.	230,992	1,758
	Village Super Market Inc. Class A	54,936	1,712
*	Bare Escentuals, Inc.	406,448	1,667
*	American Oriental Bioengineering, Inc.	431,345	1,665
	Coca-Cola Bottling Co.	31,307	1,630
*	The Great Atlantic & Pacific Tea Co., Inc.	294,147	1,562
*,^	Star Scientific, Inc.	358,227	1,533
*	Prestige Brands Holdings Inc.	276,462	1,432
*	Boston Beer Co., Inc. Class A	65,288	1,362
*	Rite Aid Corp.	3,637,106	1,309
	Ingles Markets, Inc.	84,604	1,263
*	Elizabeth Arden, Inc.	195,175	1,138
	B&G Foods Inc.	210,319	1,094
	Arden Group Inc. Class A	8,202	958
	Tasty Baking Co. Class A	214,445	905
	Imperial Sugar Co.	125,312	901
*,^	Lifeway Foods, Inc.	107,672	861
*	John B. Sanfilippo & Son, Inc.	158,467	846
*	Nutraceutical International Corp.	123,691	829
	Oil-Dri Corp. of America	53,760	793
	Alico, Inc.	32,069	770
*	National Beverage Corp.	79,731	731
	Calavo Growers, Inc.	60,425	726
	Farmer Brothers, Inc.	38,062	678
^	Mannatech, Inc.	175,060	583
*	Medifast, Inc.	136,948	568
	Reliv International, Inc.	143,544	501
*	Physicians Formula Holdings, Inc.	240,600	472
	Griffin Land & Nurseries, Inc.	12,715	445
*,^	Susser Holdings Corp.	32,374	435
	Reddy Ice Holdings, Inc.	286,894	422
*	Schiff Nutrition International, Inc.	89,111	401
	Inter Parfums, Inc.	63,699	371
*	Seneca Foods Corp.	16,890	352
*	Omega Protein Corp.	105,917	280
*	Revlon, Inc.	112,539	279
*	American Dairy, Inc.	15,268	258
*	Zapata Corp.	40,800	233

*	Inventure Group, Inc.	140,275	192
*	Parlux Fragrances, Inc.	120,858	104
	MGP Ingredients, Inc.	54,774	41
*	Vermont Pure Holdings, Ltd.	33,000	15
*	Jones Soda Co.	7,049	6
			8,529,407
Energy (12.2%)
	ExxonMobil Corp.	45,762,194	3,116,405
	Chevron Corp.	18,279,095	1,229,086
	ConocoPhillips Co.	12,741,600	498,961
	Schlumberger Ltd.	10,761,435	437,130
	Occidental Petroleum Corp.	7,286,099	405,471
	Apache Corp.	3,010,826	192,964
*	Transocean Ltd.	2,871,490	168,959
	Devon Energy Corp.	3,773,400	168,633
	Marathon Oil Corp.	6,347,753	166,882
	Anadarko Petroleum Corp.	4,129,775	160,607
	XTO Energy, Inc.	4,929,934	150,955
	Hess Corp.	2,640,107	143,094
	Halliburton Co.	8,040,778	124,391
	EOG Resources, Inc.	2,245,382	122,957
*	National Oilwell Varco Inc.	3,754,456	107,790
*	Southwestern Energy Co.	3,098,485	91,994
	Chesapeake Energy Corp.	5,174,665	88,280
	Noble Energy, Inc.	1,554,141	83,737
	Valero Energy Corp.	4,642,518	83,101
	Baker Hughes Inc.	2,766,797	78,992
	Spectra Energy Corp.	5,497,565	77,736
	Murphy Oil Corp.	1,628,025	72,887
*	Weatherford International Ltd.	6,127,667	67,833
	Peabody Energy Corp.	2,399,162	60,075
	Williams Cos., Inc.	5,207,183	59,258
	Range Resources Corp.	1,397,791	57,533
	Noble Corp.	2,375,152	57,217
*	Ultra Petroleum Corp.	1,354,865	48,626
*	Petrohawk Energy Corp.	2,470,315	47,504
*	Cameron International Corp.	1,976,447	43,344
	Smith International, Inc.	1,970,805	42,333
	CONSOL Energy, Inc.	1,631,504	41,179
	Diamond Offshore Drilling, Inc.	626,201	39,363
	El Paso Corp.	6,293,426	39,334
*	FMC Technologies Inc.	1,127,038	35,355
	ENSCO International, Inc.	1,278,173	33,744
*	Denbury Resources, Inc.	2,226,507	33,086
*	Pride International, Inc.	1,560,994	28,067
	Sunoco, Inc.	1,053,941	27,908
*	Newfield Exploration Co.	1,193,028	27,082
	BJ Services Co.	2,629,201	26,161

*	Kinder Morgan Management, LLC	634,117	25,847
*	Nabors Industries, Inc.	2,567,402	25,648
	Cabot Oil & Gas Corp.	931,684	21,960
	Helmerich & Payne, Inc.	947,725	21,580
*	Oceaneering International, Inc.	491,459	18,120
	Pioneer Natural Resources Co.	1,059,802	17,455
	Arch Coal, Inc.	1,288,323	17,225
	Tesoro Corp.	1,248,319	16,815
*	Plains Exploration & Production Co.	970,543	16,723
	Tidewater Inc.	441,913	16,408
*	Dresser Rand Group, Inc.	739,862	16,351
*	EXCO Resources, Inc.	1,617,716	16,177
	Southern Union Co.	1,005,473	15,303
	Core Laboratories N.V.	197,160	14,424
	Cimarex Energy Co.	751,480	13,812
*	Concho Resources, Inc.	497,661	12,735
	Patterson-UTI Energy, Inc.	1,395,466	12,503
*	Comstock Resources, Inc.	416,121	12,400
	Rowan Cos., Inc.	1,018,181	12,188
	Frontier Oil Corp.	937,192	11,987
*	Whiting Petroleum Corp.	457,114	11,816
*	Alpha Natural Resources, Inc.	636,902	11,305
	Walter Industries, Inc.	494,267	11,304
*	Forest Oil Corp.	833,766	10,964
*	Encore Acquisition Co.	453,662	10,557
*	SEACOR Holdings Inc.	171,711	10,013
*,^	Continental Resources, Inc.	458,405	9,723
*	Superior Energy Services, Inc.	702,038	9,049
*	Unit Corp.	428,011	8,954
*	Exterran Holdings, Inc.	554,057	8,876
*	Atwood Oceanics, Inc.	520,730	8,639
*	Arena Resources, Inc.	328,378	8,367
*	Bill Barrett Corp.	367,352	8,170
*	Dril-Quip, Inc.	265,694	8,157
	Holly Corp.	382,460	8,108
	World Fuel Services Corp.	252,022	7,971
	Massey Energy Co.	769,085	7,783
	St. Mary Land & Exploration Co.	563,279	7,452
*	CNX Gas Corp.	272,875	6,470
*	SandRidge Energy, Inc.	976,691	6,436
*	Oil States International, Inc.	451,238	6,056
	Foundation Coal Holdings, Inc.	405,368	5,817
*	Mariner Energy Inc.	724,876	5,618
	Overseas Shipholding Group Inc.	245,306	5,561
*	Quicksilver Resources, Inc.	984,421	5,454
*	Bristow Group, Inc.	252,644	5,414
	CARBO Ceramics Inc.	189,073	5,377
	Lufkin Industries, Inc.	134,803	5,106

*	Contango Oil & Gas Co.	129,109	5,061
*	USEC Inc.	1,010,446	4,850
*	Goodrich Petroleum Corp.	239,358	4,634
*	Global Industries Ltd.	1,168,833	4,488
*	Gulfmark Offshore, Inc.	175,924	4,198
	Penn Virginia Corp.	379,799	4,170
*	Helix Energy Solutions Group, Inc.	777,696	3,997
	Berry Petroleum Class A	321,732	3,526
*	Key Energy Services, Inc.	1,124,273	3,238
*	Willbros Group, Inc.	325,110	3,154
	General Maritime Corp.	448,112	3,137
*	James River Coal Co.	252,476	3,116
*	Patriot Coal Corp.	820,959	3,046
*	Hornbeck Offshore Services, Inc.	197,366	3,008
	Atlas America, Inc.	320,611	2,805
	Western Refining, Inc.	232,053	2,771
*	Enbridge Energy Management LLC	94,869	2,748
*	Rosetta Resources, Inc.	553,907	2,742
*	TETRA Technologies, Inc.	807,531	2,625
*	NATCO Group Inc.	137,537	2,604
*	Vaalco Energy, Inc.	430,802	2,279
*,^	International Coal Group, Inc.	1,366,625	2,200
*	Carrizo Oil & Gas, Inc.	243,261	2,160
*	Matrix Service Co.	256,402	2,108
*	Cal Dive International, Inc.	304,784	2,063
*	McMoRan Exploration Co.	436,131	2,050
*	Tesco Corp.	261,367	2,044
*	Newpark Resources, Inc.	769,569	1,947
*	Swift Energy Co.	266,661	1,947
*	ION Geophysical Corp.	1,218,680	1,901
*	CVR Energy, Inc.	315,394	1,747
	Alon USA Energy, Inc.	125,079	1,714
*	Parker Drilling Co.	915,220	1,684
*,^	BPZ Energy, Inc.	439,322	1,626
	RPC Inc.	235,609	1,562
	W&T Offshore, Inc.	247,698	1,523
*	Oilsands Quest, Inc.	2,108,947	1,518
*	Clayton Williams Energy, Inc.	47,512	1,389
*	Pioneer Drilling Co.	423,000	1,387
*	Petroleum Development Corp.	113,127	1,336
*	Hercules Offshore, Inc.	793,510	1,254
*	Syntroleum Corp.	842,927	1,231
*	Complete Production Services, Inc.	392,325	1,208
*	Harvest Natural Resources, Inc.	352,251	1,194
*	Endeavor International Corp.	1,295,046	1,127
*,^	Clean Energy Fuels Corp.	183,628	1,118
*	Boots & Coots International Well Control, Inc.	858,520	1,073
*	Bronco Drilling Co., Inc.	203,834	1,072

	Delek US Holdings, Inc.	103,300	1,070
*	PetroQuest Energy, Inc.	431,936	1,037
	Gulf Island Fabrication, Inc.	126,325	1,012
*,^	Cheniere Energy, Inc.	234,432	999
*	Dawson Geophysical Co.	68,869	930
*	Rentech, Inc.	1,661,217	914
*	GMX Resources Inc.	139,673	908
*	T-3 Energy Services, Inc.	76,428	900
*	Basic Energy Services Inc.	137,491	890
*	Veneco Inc.	268,329	880
*	ENGlobal Corp.	190,026	863
*	Stone Energy Corp.	254,463	847
*,^	SulphCo, Inc.	698,465	747
*	FX Energy, Inc.	268,800	747
*	Natural Gas Services Group	82,153	739
*	PHI Inc. Non-Voting Shares	73,329	732
	Panhandle Royalty Co.	41,774	715
*	Credo Pete Corp.	95,730	715
*,^	Delta Petroleum Corp.	578,940	695
*	Superior Well Services, Inc.	135,288	694
*	Westmoreland Coal Co.	95,852	687
*	Brigham Exploration Co.	355,379	675
*	Rex Energy Corp.	232,400	667
*	Double Eagle Petroleum Co.	125,000	646
	APCO Argentina Inc.	56,737	625
*	Abraxas Petroleum Corp.	606,592	625
*,^	Evergreen Energy, Inc.	395,424	550
*	Warren Resources Inc.	526,696	506
*	Bolt Technology Corp.	69,460	494
*	ATP Oil & Gas Corp.	85,839	440
*	Union Drilling, Inc.	112,687	428
*	Allis-Chalmers Energy Inc.	221,050	427
*	Gulfport Energy Corp.	173,051	402
*	Parallel Petroleum Corp.	303,350	388
*	Gasco Energy Inc.	943,505	368
*	OYO Geospace Corp.	26,677	348
*	Kodiak Oil & Gas Corp.	900,216	324
*,^	Trico Marine Services, Inc.	145,233	305
	Toreador Resources Corp.	121,222	304
*,^	Pacific Ethanol, Inc.	907,372	299
*,^	GeoGlobal Resources Inc.	363,771	262
	Barnwell Industries, Inc.	62,895	255
*	RAM Energy Resources, Inc.	346,770	253
*	Approach Resources Inc.	34,160	212
*	National Coal Corp.	154,603	210
*,^	Tri-Valley Corp.	158,282	180
*	Mitcham Industries, Inc.	43,129	164
*	Callon Petroleum Co.	146,642	160

*	TXCO Resources Inc.	337,471	139
*,^	Ngas Resources Inc.	111,141	135
*	The Meridian Resource Corp.	633,127	133
*	American Oil & Gas Inc.	154,760	119
*,^	Verenium Corp.	409,991	119
*	BMB Munai Inc.	182,914	106
	Crosstex Energy, Inc.	59,867	98
*	Cano Petroleum Inc.	227,791	98
	Houston American Energy Corp.	36,632	68
*,^	CanArgo Energy Corp.	1,068,229	64
*	Geomet, Inc.	94,535	55
*	Harken Energy Corp.	34,414	51
*	Geokinetics Inc.	13,371	44
*	Edge Petroleum Corp.	2,945	1
*	Energy Partners, Ltd.	456	—
			9,291,040
Financials (12.2%)
	JPMorgan Chase & Co.	33,578,303	892,511
	Wells Fargo & Co.	35,545,595	506,169
	Bank of America Corp.	57,510,803	392,224
	The Goldman Sachs Group, Inc.	3,580,382	379,592
	Bank of New York Mellon Corp.	10,332,549	291,894
	U.S. Bancorp	15,785,137	230,621
	The Travelers Cos., Inc.	5,258,688	213,713
*	Berkshire Hathaway Inc. Class B	73,367	206,895
	Morgan Stanley	8,598,837	195,796
	MetLife, Inc.	7,139,611	162,569
	Charles Schwab Corp.	8,834,005	136,927
	The Chubb Corp.	3,200,134	135,430
	CME Group, Inc.	542,381	133,637
	American Express Co.	9,391,599	128,007
	Ace Ltd.	3,001,127	121,246
	State Street Corp.	3,886,236	119,618
	PNC Financial Services Group	3,851,138	112,800
	Northern Trust Corp.	1,806,267	108,051
	Marsh & McLennan Cos., Inc.	4,624,944	93,655
	Aon Corp.	2,184,443	89,169
	The Allstate Corp.	4,580,813	87,723
	BB&T Corp.	4,970,620	84,103
	AFLAC Inc.	4,193,686	81,190
	Franklin Resources, Inc.	1,465,548	78,949
	Simon Property Group, Inc. REIT	2,255,546	78,132
	Progressive Corp. of Ohio	5,774,630	77,611
*	Berkshire Hathaway Inc. Class A	848	73,522
	Prudential Financial, Inc.	3,796,728	72,214
^	Citigroup Inc.	27,639,429	69,928
	Annaly Capital Management Inc. REIT	4,869,582	67,541
	Loews Corp.	2,942,646	65,032

	T. Rowe Price Group Inc.	2,208,638	63,741
	Public Storage, Inc. REIT	1,143,247	63,164
	People's United Financial Inc.	3,130,516	56,255
	Hudson City Bancorp, Inc.	4,224,479	49,384
	Invesco, Ltd.	3,465,681	48,034
	Equity Residential REIT	2,450,398	44,965
	Plum Creek Timber Co. Inc. REIT	1,502,127	43,667
	Capital One Financial Corp.	3,526,243	43,161
	Vornado Realty Trust REIT	1,272,722	42,305
	Moody's Corp.	1,836,183	42,085
	HCP, Inc. REIT	2,275,786	40,623
	Ameriprise Financial, Inc.	1,951,302	39,982
	Everest Re Group, Ltd.	553,480	39,186
*	IntercontinentalExchange Inc.	520,770	38,782
	Boston Properties, Inc. REIT	1,088,434	38,128
	Unum Group	2,984,061	37,301
	SunTrust Banks, Inc.	3,032,333	35,600
	Fidelity National Financial, Inc. Class A	1,814,672	35,404
	KeyCorp	4,461,036	35,108
	Avalonbay Communities, Inc. REIT	718,555	33,815
	Willis Group Holdings Ltd.	1,499,309	32,985
	New York Community Bancorp, Inc.	2,948,562	32,935
	Cincinnati Financial Corp.	1,390,991	31,812
	PartnerRe Ltd.	495,679	30,767
	Health Care Inc. REIT	980,609	29,997
*	TD Ameritrade Holding Corp.	2,135,231	29,488
	W.R. Berkley Corp.	1,306,826	29,469
^	M & T Bank Corp.	646,568	29,251
	Ventas, Inc. REIT	1,292,200	29,217
	Axis Capital Holdings Ltd.	1,210,404	27,282
	Regions Financial Corp.	6,232,918	26,552
	HCC Insurance Holdings, Inc.	1,033,294	26,029
	RenaissanceRe Holdings Ltd.	525,641	25,988
*	Leucadia National Corp.	1,678,166	24,988
	Comerica, Inc.	1,355,764	24,824
*	Nasdaq OMX Group, Inc.	1,262,504	24,720
	Discover Financial Services	3,890,352	24,548
	Federal Realty Investment Trust REIT	531,318	24,441
*	Markel Corp.	84,061	23,863
	Assurant, Inc.	1,060,177	23,091
	Eaton Vance Corp.	990,846	22,641
	Cullen/Frost Bankers, Inc.	481,518	22,602
^	American International Group, Inc.	21,813,126	21,813
	Rayonier Inc. REIT	710,881	21,483
	NYSE Euronext	1,194,360	21,379
	Old Republic International Corp.	1,974,976	21,369
	The Hartford Financial Services Group Inc.	2,710,251	21,275
	Commerce Bancshares, Inc.	579,904	21,050

	Reinsurance Group of America, Inc.	649,030	21,022
*	SLM Corp.	4,212,042	20,850
	Digital Realty Trust, Inc. REIT	625,245	20,746
	Brown & Brown, Inc.	1,083,850	20,496
*	Arch Capital Group Ltd.	380,394	20,488
	First Horizon National Corp.	1,900,318	20,409
	Legg Mason Inc.	1,267,455	20,153
	Torchmark Corp.	767,270	20,125
	Nationwide Health Properties, Inc. REIT	896,030	19,883
	The Principal Financial Group, Inc.	2,337,912	19,124
	First American Corp.	711,988	18,875
	Federated Investors, Inc.	826,283	18,393
^	Realty Income Corp. REIT	941,123	17,712
	Host Hotels & Resorts Inc. REIT	4,475,043	17,542
	AMB Property Corp. REIT	1,189,042	17,122
^	Raymond James Financial, Inc.	868,261	17,105
	Associated Banc-Corp.	1,095,623	16,916
	Regency Centers Corp. REIT	631,382	16,776
	Liberty Property Trust REIT	885,311	16,768
	Kimco Realty Corp. REIT	2,162,922	16,481
	XL Capital Ltd. Class A	2,982,729	16,286
	Aspen Insurance Holdings Ltd.	697,226	15,660
	ProLogis REIT	2,397,209	15,582
*	Affiliated Managers Group, Inc.	370,914	15,471
	Lincoln National Corp.	2,304,584	15,418
	SEI Investments Co.	1,202,749	14,686
	Arthur J. Gallagher & Co.	859,550	14,612
	Senior Housing Properties Trust REIT	1,034,076	14,498
^	Valley National Bancorp	1,157,229	14,315
	Jefferies Group, Inc.	1,033,889	14,268
	Bank of Hawaii Corp.	430,797	14,208
	BancorpSouth, Inc.	675,608	14,080
*,^	The St. Joe Co.	830,408	13,901
	Essex Property Trust, Inc. REIT	242,115	13,883
	Fifth Third Bancorp	4,686,439	13,684
	Allied World Assurance Holdings, Ltd.	354,478	13,481
*	Alleghany Corp.	49,630	13,441
*	ProAssurance Corp.	287,126	13,386
	FirstMerit Corp.	731,944	13,321
	The Hanover Insurance Group Inc.	460,539	13,273
	Waddell & Reed Financial, Inc.	725,926	13,117
	Alexandria Real Estate Equities, Inc. REIT	355,711	12,948
	TCF Financial Corp.	1,064,417	12,518
	City National Corp.	370,243	12,503
	Highwood Properties, Inc. REIT	574,908	12,315
	Platinum Underwriters Holdings, Ltd.	430,789	12,217
	White Mountains Insurance Group Inc.	70,804	12,172
	TFS Financial Corp.	987,266	11,976

	Marshall & Ilsley Corp.	2,110,680	11,883
	Westamerica Bancorporation	260,312	11,860
	Mack-Cali Realty Corp. REIT	595,382	11,795
	Greenhill & Co., Inc.	157,873	11,659
	Corporate Office Properties Trust, Inc. REIT	464,800	11,541
	UDR, Inc. REIT	1,334,218	11,488
	IPC Holdings Ltd.	423,177	11,443
*	Knight Capital Group, Inc. Class A	768,005	11,320
	National Retail Properties REIT	708,932	11,229
	First Niagara Financial Group, Inc.	1,019,150	11,109
*	MSCI, Inc.-Class A Shares	651,430	11,016
	MFA Mortgage Investments, Inc. REIT	1,870,591	10,999
	UMB Financial Corp.	258,303	10,975
	Endurance Specialty Holdings Ltd.	438,285	10,931
	American Financial Group, Inc.	680,298	10,919
	Washington Federal Inc.	793,367	10,544
	Fulton Financial Corp.	1,583,164	10,496
	Omega Healthcare Investors, Inc. REIT	742,063	10,448
	Camden Property Trust REIT	482,246	10,407
	Erie Indemnity Co. Class A	300,856	10,283
	Prosperity Bancshares, Inc.	374,236	10,235
	Hospitality Properties Trust REIT	852,004	10,224
	Montpelier Re Holdings Ltd.	787,794	10,210
	NewAlliance Bancshares, Inc.	868,810	10,200
	StanCorp Financial Group, Inc.	441,929	10,067
*	Investment Technology Group, Inc.	390,632	9,969
	Zions Bancorp	989,768	9,729
	Janus Capital Group Inc.	1,424,234	9,471
	CIT Group Inc.	3,273,200	9,329
	BRE Properties Inc. Class A REIT	461,464	9,059
*	Signature Bank	319,461	9,018
	Home Properties, Inc. REIT	291,477	8,934
	Tanger Factory Outlet Centers, Inc. REIT	286,750	8,849
	Transatlantic Holdings, Inc.	238,691	8,514
	Glacier Bancorp, Inc.	541,606	8,509
*	Stifel Financial Corp.	196,413	8,507
*	Argo Group International Holdings	279,075	8,409
	Potlatch Corp. REIT	357,734	8,296
	R.L.I. Corp.	164,637	8,265
	Synovus Financial Corp.	2,534,975	8,239
	Washington REIT	473,452	8,191
	Tower Group, Inc.	331,531	8,166
	Taubman Co. REIT	478,835	8,159
	Zenith National Insurance Corp.	337,688	8,142
	Equity Lifestyle Properties, Inc. REIT	213,353	8,129
*	MBIA, Inc.	1,772,275	8,117
	Trustmark Corp.	440,405	8,095
	Healthcare Realty Trust Inc. REIT	532,190	7,978

	Hatteras Financial Corp. REIT	318,343	7,955
*	CB Richard Ellis Group, Inc.	1,973,869	7,955
	Mid-America Apartment Communities, Inc. REIT	255,237	7,869
	Capitol Federal Financial	200,903	7,596
	Genworth Financial Inc.	3,931,115	7,469
	Max Re Capital Ltd.	433,114	7,467
	BOK Financial Corp.	214,963	7,427
	Mercury General Corp.	249,619	7,414
	Duke Realty Corp. REIT	1,333,617	7,335
	Susquehanna Bancshares, Inc.	783,092	7,306
	Jones Lang LaSalle Inc.	314,055	7,305
	Odyssey Re Holdings Corp.	191,307	7,256
	Redwood Trust, Inc. REIT	462,032	7,092
*	PHH Corp.	490,255	6,888
	First Financial Bankshares, Inc.	142,382	6,859
^	Fannie Mae	9,747,798	6,823
	Hancock Holding Co.	216,855	6,783
	Astoria Financial Corp.	737,430	6,777
^	Weingarten Realty Investors REIT	710,215	6,761
	Old National Bancorp	603,300	6,739
	Franklin Street Properties Corp. REIT	543,262	6,682
	Whitney Holdings Corp.	581,391	6,657
	American Campus Communities, Inc. REIT	382,370	6,638
	HRPT Properties Trust REIT	2,058,394	6,566
	Douglas Emmett, Inc. REIT	881,951	6,518
^	United Bankshares, Inc.	373,620	6,441
	EastGroup Properties, Inc. REIT	227,316	6,381
	F.N.B. Corp.	814,721	6,249
*,^	E*TRADE Financial Corp.	4,865,838	6,228
	IBERIABANK Corp.	134,561	6,182
*,^	AmeriCredit Corp.	1,054,734	6,181
	National Health Investors REIT	225,706	6,065
	NBT Bancorp, Inc.	280,159	6,063
	First Commonwealth Financial Corp.	682,729	6,056
	Wilmington Trust Corp.	616,869	5,977
*	Interactive Brokers Group, Inc.	368,622	5,946
*	SVB Financial Group	297,025	5,943
	Unitrin, Inc.	423,742	5,924
	Selective Insurance Group	480,515	5,843
	Capstead Mortgage Corp. REIT	535,066	5,747
*	Navigators Group, Inc.	121,625	5,738
	Park National Corp.	100,973	5,629
	SL Green Realty Corp. REIT	518,750	5,602
	Anworth Mortgage Asset Corp. REIT	902,335	5,531
*	KBW Inc.	271,051	5,516
	National Penn Bancshares Inc.	654,467	5,432
	Huntington Bancshares Inc.	3,268,575	5,426
	Popular, Inc.	2,431,651	5,301

	Provident Financial Services Inc.	483,912	5,231
	Apartment Investment & Management Co. Class A REIT	953,920	5,227
	First Citizens BancShares Class A	39,521	5,209
	Kilroy Realty Corp. REIT	301,838	5,189
	Investors Real Estate Trust REIT	524,468	5,171
	PS Business Parks, Inc. REIT	139,070	5,125
	Chimera Investment Corp . REIT	1,516,836	5,097
	Brookline Bancorp, Inc.	534,976	5,082
	Delphi Financial Group, Inc.	374,834	5,045
	DCT Industrial Trust Inc. REIT	1,586,496	5,029
	Community Bank System, Inc.	297,369	4,981
	Umpqua Holdings Corp.	547,984	4,965
*,^	MF Global Ltd.	1,166,706	4,935
	BioMed Realty Trust, Inc. REIT	725,523	4,912
	Financial Federal Corp.	228,267	4,835
*	Ocwen Financial Corp.	421,284	4,815
	PacWest Bancorp	333,138	4,774
	Bank Mutual Corp.	525,232	4,759
	Entertainment Properties Trust REIT	299,193	4,715
*	Hilltop Holdings Inc.	411,158	4,687
^	Equity One, Inc. REIT	377,004	4,596
	Cash America International Inc.	291,175	4,560
	S & T Bancorp, Inc.	214,766	4,555
^	iStar Financial Inc. REIT	1,600,765	4,498
	Sterling Bancshares, Inc.	686,903	4,492
*	thinkorswim Group, Inc.	517,084	4,468
	Apollo Investment Corp.	1,272,187	4,427
*	Piper Jaffray Cos., Inc.	171,522	4,424
	WesBanco, Inc.	192,910	4,404
^	Freddie Mac	5,790,184	4,401
	Infinity Property & Casualty Corp.	129,129	4,381
*	Texas Capital Bancshares, Inc.	384,937	4,334
^	The Macerich Co. REIT	689,589	4,317
	optionsXpress Holdings Inc.	369,412	4,200
	Assured Guaranty Ltd.	616,922	4,177
	Employers Holdings, Inc.	435,157	4,151
	Ares Capital Corp.	847,721	4,103
	Harleysville Group, Inc.	128,109	4,075
	TrustCo Bank NY	675,737	4,068
	Post Properties, Inc. REIT	397,120	4,027
	Extra Space Storage Inc. REIT	727,071	4,006
	DiamondRock Hospitality Co. REIT	992,273	3,979
	Sovran Self Storage, Inc. REIT	193,715	3,890
	United Fire & Casualty Co.	175,260	3,849
	Cathay General Bancorp	367,408	3,832
	International Bancshares Corp.	490,633	3,827
*	CNA Surety Corp.	204,008	3,762
	PrivateBancorp, Inc.	259,786	3,756

	City Holding Co.	136,999	3,739
*	PICO Holdings, Inc.	123,499	3,714
	Inland Real Estate Corp. REIT	519,365	3,682
	CVB Financial Corp.	552,824	3,665
	First Midwest Bancorp, Inc.	424,648	3,648
*	Investors Bancorp, Inc.	424,947	3,599
	American Physicians Capital, Inc.	87,484	3,580
	Chemical Financial Corp.	167,483	3,485
^	American Capital Ltd.	1,832,841	3,427
*	EZCORP, Inc.	293,903	3,400
	Getty Realty Holding Corp. REIT	180,747	3,317
*,^	Portfolio Recovery Associates, Inc.	122,687	3,293
*	Beneficial Mutual Bancorp, Inc.	333,945	3,289
*	Pinnacle Financial Partners, Inc.	138,087	3,274
	DuPont Fabros Technology Inc. REIT	472,937	3,254
	MB Financial, Inc.	238,152	3,239
*,^	Citizens, Inc.	444,400	3,231
*	Greenlight Capital Re. Ltd.	201,275	3,214
	Safety Insurance Group, Inc.	103,184	3,207
*	Enstar Group Ltd.	56,683	3,192
	Provident New York Bancorp, Inc.	372,382	3,184
*	Riskmetrics Group Inc.	221,793	3,169
	SWS Group, Inc.	203,979	3,168
	Horace Mann Educators Corp.	373,356	3,125
^	Allied Capital Corp.	1,950,612	3,101
*	Amerisafe Inc.	201,699	3,090
	S.Y. Bancorp, Inc.	126,501	3,074
	Protective Life Corp.	583,211	3,062
	First Financial Corp. (IN)	82,446	3,042
*	First Cash Financial Services, Inc.	203,580	3,037
	Community Trust Bancorp Inc.	113,187	3,028
	First BanCorp Puerto Rico	686,125	2,923
	East West Bancorp, Inc.	637,073	2,911
	Pacific Capital Bancorp	429,947	2,911
	Acadia Realty Trust REIT	273,565	2,903
	Alexander's, Inc. REIT	16,707	2,847
	Meadowbrook Insurance Group, Inc.	445,723	2,719
	Dime Community Bancshares	288,553	2,707
	Stewart Information Services Corp.	138,648	2,704
	First Source Corp.	149,703	2,702
	Bank of the Ozarks, Inc.	115,427	2,664
	TowneBank	162,817	2,659
	Arrow Financial Corp.	111,584	2,643
	Essa Bancorp Inc.	196,467	2,615
	Northwest Bancorp, Inc.	154,449	2,610
	First Financial Bancorp	273,726	2,609
	Forest City Enterprise Class A	710,088	2,556
*	LaBranche & Co. Inc.	679,369	2,541

	Suffolk Bancorp	96,307	2,503
	LTC Properties, Inc. REIT	142,187	2,494
	Simmons First National Corp.	98,579	2,483
	TriCo Bancshares	148,320	2,483
^	Cousins Properties, Inc. REIT	384,801	2,478
	Wintrust Financial Corp.	195,265	2,402
	State Auto Financial Corp.	136,042	2,394
*	FPIC Insurance Group, Inc.	64,401	2,385
*	Oritani Financial Corp.	169,832	2,378
*	Citizens Banking Corp.	1,526,775	2,366
	Ambac Financial Group, Inc.	3,019,508	2,355
	Harleysville National Corp.	382,315	2,317
	StellarOne Corp.	193,691	2,307
	Saul Centers, Inc. REIT	100,416	2,307
	Universal Health Realty Income REIT	78,581	2,297
^	United Community Banks, Inc.	545,729	2,270
	Westfield Financial, Inc.	256,984	2,261
	Developers Diversified Realty Corp. REIT	1,046,864	2,230
	Brandywine Realty Trust REIT	780,914	2,226
*	eHealth, Inc.	138,393	2,216
*	TradeStation Group, Inc.	331,883	2,190
	First Merchants Corp.	202,968	2,190
	Medical Properties Trust Inc. REIT	593,065	2,165
*	World Acceptance Corp.	126,348	2,161
	Home Bancshares Inc.	107,364	2,144
	Gamco Investors Inc. Class A	65,294	2,132
*	First Mercury Financial Corp.	145,881	2,107
	Ashford Hospitality Trust REIT	1,351,341	2,081
*	MarketAxess Holdings, Inc.	272,056	2,078
	CapitalSource Inc. REIT	1,699,867	2,074
*	Tejon Ranch Co.	98,794	2,042
*	Forestar Real Estate Group, Inc.	262,948	2,012
	MGIC Investment Corp.	1,413,814	2,008
	Donegal Group Inc. Class A	129,787	1,995
^	Boston Private Financial Holdings, Inc.	566,615	1,989
	Tompkins Trustco, Inc.	45,975	1,977
	Sun Communities, Inc. REIT	166,442	1,969
	National Western Life Insurance Co. Class A	17,350	1,961
*	Seabright Insurance Holdings, Inc.	186,757	1,953
*	Dollar Financial Corp.	204,072	1,943
	Abington Community Bancorp Inc.	234,345	1,940
^	Colonial BancGroup, Inc.	2,153,881	1,938
	Renasant Corp.	153,875	1,933
	Sterling Financial Corp.	929,569	1,924
	Webster Financial Corp.	452,485	1,923
	Sterling Bancorp	193,444	1,915
^	General Growth Properties Inc. REIT	2,686,876	1,908
	Mission West Properties Inc. REIT	295,791	1,893

	Kearny Financial Corp.	180,627	1,893
	LaSalle Hotel Properties REIT	321,384	1,877
*	Nelnet, Inc.	212,233	1,876
	Amtrust Financial Services Inc.	194,668	1,859
	BancFirst Corp.	50,927	1,854
	OneBeacon Insurance Group Ltd.	187,692	1,813
	Flagstone Reinsurance Holdings Ltd.	230,929	1,799
	Hercules Technology Growth Capital, Inc.	349,830	1,749
	Washington Trust Bancorp, Inc.	107,508	1,747
	BankFinancial Corp.	171,769	1,713
*	Guaranty Bancorp	978,352	1,712
	BlackRock Kelso Capital Corp.	407,789	1,709
	Evercore Partners Inc.	110,100	1,701
	Prospect Energy Corp.	198,636	1,692
	UCBH Holdings, Inc.	1,112,386	1,680
	Sandy Spring Bancorp, Inc.	149,926	1,673
	Provident Bankshares Corp.	237,249	1,673
	Lakeland Bancorp, Inc.	206,951	1,662
	Republic Bancorp, Inc. Class A	88,801	1,658
	American Equity Investment Life Holding Co.	398,418	1,657
	Independent Bank Corp. (MA)	110,779	1,634
	Urstadt Biddle Properties Class A REIT	121,362	1,629
	Great Southern Bancorp, Inc.	115,968	1,625
	Union Bankshares Corp.	116,591	1,615
	Danvers Bancorp, Inc.	116,385	1,607
	Capital Southwest Corp.	20,888	1,596
	Lakeland Financial Corp.	83,137	1,595
	Berkshire Hills Bancorp, Inc.	69,343	1,589
	Clifton Savings Bancorp, Inc.	157,720	1,577
^	First Busey Corp.	201,489	1,564
	Cardinal Financial Corp.	271,647	1,559
	First Bancorp (NC)	130,213	1,559
	Mainsource Financial Group, Inc.	193,300	1,554
	Medallion Financial Corp.	207,588	1,538
	OceanFirst Financial Corp.	148,604	1,519
	Southside Bancshares, Inc.	80,019	1,512
	Consolidated-Tomoka Land Co.	50,755	1,507
	Student Loan Corp.	34,677	1,506
	Compass Diversified Trust	168,812	1,506
	Colonial Properties Trust REIT	393,915	1,501
	Peoples Bancorp, Inc.	114,956	1,492
	Northfield Bancorp, Inc.	136,156	1,488
*	Conseco, Inc.	1,609,762	1,481
^	NorthStar Realty Finance Corp. REIT	637,971	1,480
*	FBR Capital Markets Corp.	442,048	1,454
	Univest Corp. of Pennsylvania	81,746	1,431
	Lexington Realty Trust REIT	600,734	1,430
	Presidential Life Corp.	182,099	1,419

*	Sun Bancorp, Inc. (NJ)	269,893	1,401
*,^	Western Alliance Bancorp	306,196	1,396
*	Republic First Bancorp, Inc.	195,203	1,392
	Monmouth Real Estate Investment Corp. REIT	210,332	1,390
	SCBT Financial Corp.	65,963	1,379
	West Bancorporation	184,751	1,376
	MVC Capital, Inc.	162,437	1,366
	Central Pacific Financial Co.	243,134	1,362
	GFI Group Inc.	419,971	1,348
	WSFS Financial Corp.	60,043	1,343
	Camden National Corp.	58,650	1,340
	Cohen & Steers, Inc.	119,419	1,333
*	Virginia Commerce Bancorp, Inc.	350,353	1,328
	CBL & Associates Properties, Inc. REIT	556,344	1,313
	National Bankshares, Inc.	67,817	1,280
^	Pennsylvania REIT	359,586	1,277
	EMC Insurance Group, Inc.	60,423	1,273
	BancTrust Financial Group, Inc.	201,005	1,272
*	Credit Acceptance Corp.	58,391	1,255
	First Bancorp, Inc.	78,651	1,247
	Heartland Financial USA, Inc.	91,584	1,240
	Capital City Bank Group, Inc.	107,934	1,237
	First Financial Northwest, Inc.	147,627	1,231
	Sunstone Hotel Investors, Inc. REIT	464,508	1,222
*	Penson Worldwide, Inc.	188,960	1,215
	Parkway Properties Inc. REIT	117,288	1,208
	Columbia Banking System, Inc.	188,266	1,205
*	Crawford & Co. Class B	176,247	1,184
*	Tree.com, Inc.	254,017	1,174
	Ames National Corp.	68,402	1,169
	German American Bancorp	97,495	1,165
	BGC Partners, Inc.	526,892	1,164
	First Potomac REIT	158,212	1,163
	Oriental Financial Group Inc.	233,813	1,141
*	Rewards Network Inc.	324,433	1,135
*,^	The First Marblehead Corp.	878,292	1,133
	Southwest Bancorp, Inc.	120,524	1,130
	TICC Capital Corp.	320,526	1,123
	First of Long Island Corp.	55,566	1,122
	Agree Realty Corp. REIT	71,430	1,121
*	Harris & Harris Group, Inc.	302,756	1,120
	Peapack Gladstone Financial Corp.	61,065	1,101
*	Bank of Florida Corp.	287,170	1,080
	Flushing Financial Corp.	177,183	1,067
	The Phoenix Cos., Inc.	900,944	1,054
	Smithtown Bancorp, Inc.	92,685	1,045
	Westwood Holdings Group, Inc.	26,554	1,038
*	The Bancorp Inc.	244,900	1,033

	CapLease, Inc. REIT	523,635	1,032
	Radian Group, Inc.	565,253	1,029
	First Community Bancshares, Inc.	87,178	1,017
^	Cascade Bancorp	610,167	995
	Gladstone Capital Corp.	156,789	981
^	Centerstate Banks of Florida	88,926	979
^	Old Second Bancorp, Inc.	153,667	976
	Hanmi Financial Corp.	746,995	971
	Bryn Mawr Bank Corp.	56,682	955
^	Life Partners Holdings	55,983	955
	American Capital Agency Corp. REIT	55,200	944
	Resource Capital Corp. REIT	305,817	930
	Baldwin & Lyons, Inc. Class B	48,673	921
	Calamos Asset Management, Inc.	189,869	913
	First Industrial Realty Trust REIT	372,289	912
*	PMA Capital Corp. Class A	215,530	899
^	Frontier Financial Corp.	801,794	882
*	First Acceptance Corp.	362,113	876
	Sanders Morris Harris Group Inc.	223,285	871
	First Financial Holdings, Inc.	112,238	859
	RAIT Financial Trust REIT	698,721	852
	Associated Estates Realty Corp. REIT	149,964	852
	U-Store-It Trust REIT	420,995	850
	LSB Corp.	95,020	849
	Merchants Bancshares, Inc.	44,936	831
	Ramco-Gershenson Properties Trust REIT	128,181	827
	Bancorp Rhode Island Inc.	45,668	825
	National Interstate Corp.	48,384	818
*,^	Guaranty Financial Group, Inc.	777,786	817
	U.S. Global Investors, Inc. Class A	162,160	790
	Kohlberg Capital Corp.	257,191	787
	Citizens & Northern Corp.	42,336	783
	Wilshire Bancorp Inc.	151,485	782
*	Thomas Weisel Partners Group, Inc.	216,507	775
	ESB Financial Corp.	70,236	772
	ViewPoint Financial Group	63,333	762
	Kite Realty Group Trust REIT	309,547	758
	The South Financial Group, Inc.	688,482	757
	Fifth Street Finance Corp.	96,341	746
	Cedar Shopping Centers, Inc. REIT	428,458	745
	NGP Capital Resources Co.	148,479	738
	NYMAGIC, Inc.	59,242	723
	Kansas City Life Insurance Co.	19,744	708
^	Macatawa Bank Corp.	189,334	701
	TF Financial Corp.	38,422	699
	Rome Bancorp, Inc.	86,343	698
*,^	CompuCredit Corp.	280,713	688
	Nara Bancorp, Inc.	233,683	687

	Enterprise Financial Services Corp.	70,392	687
*	Flagstar Bancorp, Inc.	908,301	681
	Eastern Virginia Bankshares, Inc.	81,081	680
	Shore Bancshares, Inc.	40,190	673
^	United Security Bancshares, Inc.	42,856	673
*	Irwin Financial Corp.	345,012	673
*	Broadpoint Securities Group	203,783	672
^	Greene County Bancshares	76,085	670
*	Pennsylvania Commerce Bancorp, Inc.	36,020	663
*	Asset Acceptance Capital Corp.	123,383	655
	Taylor Capital Group, Inc.	146,239	651
	Glimcher Realty Trust REIT	462,535	648
	Independent Bank Corp. (MI)	275,184	644
	K-Fed Bancorp	78,921	623
	Gladstone Commercial Corp. REIT	69,243	615
	Gladstone Investment Corp.	160,567	613
	Indiana Community Bancorp	45,531	592
	American National Bankshares Inc.	37,940	592
*	Superior Bancorp	146,938	588
	Hersha Hospitality Trust REIT	309,135	587
	Care Investment Trust Inc.	106,401	581
	State Bancorp, Inc.	75,088	578
*	United America Indemnity, Ltd.	143,485	577
	Mercantile Bank Corp.	106,988	575
	First South Bancorp, Inc.	54,026	574
	Capitol Bancorp Ltd.	138,217	574
	Kayne Anderson Energy Development Co.	61,200	572
	Ameris Bancorp	120,842	569
*	Pacific Mercantile Bancorp	158,591	560
	Education Realty Trust, Inc. REIT	156,362	546
	PremierWest Bancorp	134,122	539
	CoBiz Inc.	102,539	538
	Eastern Insurance Holdings, Inc.	68,800	535
*,^	Community Bancorp	273,923	534
	Alliance Bancorp, Inc. of Pennsylvania	68,209	529
^	W Holding Co., Inc.	57,931	527
^	City Bank Lynnwood (WA)	159,099	525
	Heritage Commerce Corp.	98,860	519
	Patriot Capital Funding Inc.	281,538	515
*	Ampal-American Israel Corp.	299,882	513
	FBL Financial Group, Inc. Class A	121,971	506
	Urstadt Biddle Properties REIT	37,652	505
	Federal Agricultural Mortgage Corp. Class C	186,556	500
	Farmers Capital Bank Corp.	31,699	497
	Financial Institutions, Inc.	64,801	494
*,^	International Assets Holding Corp.	48,377	493
	Comm Bancorp, Inc.	13,123	486
	PMC Commercial Trust REIT	87,083	483

	Heritage Financial Corp.	45,979	480
	Penns Woods Bancorp, Inc.	18,790	475
	First United Corp.	56,247	471
	Center Financial Corp.	166,418	469
	Hampton Roads Bankshares, Inc.	60,240	469
*,^	Ladenburg Thalmann Financial Services, Inc.	877,990	465
	Preferred Bank	88,424	463
*	American Safety Insurance Holdings, Ltd.	39,148	451
	Ameriserv Financial Inc.	270,601	449
*	Encore Capital Group, Inc.	97,661	442
	Citizens South Banking Corp.	84,032	440
	United Financial Bancorp, Inc.	33,463	438
	BRT Realty Trust REIT	122,856	436
	Center Bancorp, Inc.	60,376	436
	First Place Financial Corp.	129,564	435
	CFS Bancorp, Inc.	110,858	432
*,^	First Regional Bancorp	267,244	430
	American Physicians Service Group, Inc.	22,260	427
*	Avatar Holding, Inc.	28,240	423
*	NewStar Financial, Inc.	181,654	421
	Winthrop Realty Trust REIT	60,830	420
	Cadence Financial Corp.	91,911	406
	Resource America, Inc.	101,487	405
	First State Bancorporation	286,754	404
	The PMI Group Inc.	651,678	404
	Roma Financial Corp.	30,606	396
	Integra Bank Corp.	207,677	392
	Parkvale Financial Corp.	35,573	391
	UMH Properties, Inc. REIT	71,751	387
	Yadkin Valley Bank and Trust Co.	51,843	386
	Provident Financial Holdings, Inc.	73,034	384
	PennantPark Investment Corp.	102,303	384
	Jefferson Bancshares, Inc.	49,434	380
	Codorus Valley Bancorp, Inc.	47,147	380
	Seacoast Banking Corp. of Florida	124,245	376
*	Virtus Investment Partners Inc.	57,681	375
	LNB Bancorp, Inc.	74,555	373
	Amcore Financial, Inc.	231,904	371
	One Liberty Properties, Inc. REIT	104,455	368
	Banner Corp.	125,836	366
*,^	Primus Guaranty, Ltd.	223,759	351
*	Reis, Inc.	108,078	351
	Intervest Bancshares Corp.	162,007	348
	Cogdell Spencer Inc. REIT	68,049	347
	Capital Bank Corp.	74,781	341
	Middleburg Financial Corp.	29,701	341
	West Coast Bancorp	151,355	336
	Firstbank Corp.	63,823	320

^	BankAtlantic Bancorp, Inc. Class A	156,878	315
	NewBridge Bancorp.	149,235	315
	North Valley Bancorp	72,641	314
	Century Bancorp, Inc. Class A	23,412	314
*	Maui Land & Pineapple Co., Inc.	36,883	313
	Commercial National Financial Corp.	21,300	309
	Midwest Banc Holdings, Inc.	304,380	307
	Sierra Bancorp	31,501	306
	Investors Title Co.	10,524	305
	Cheviot Financial Corp.	44,479	302
	Pacific Continental Corp.	25,900	301
*	Stratus Properties Inc.	49,372	299
*	Marlin Business Services Inc.	75,930	298
	Hawthorn Bancshares Inc.	26,069	296
^	ASTA Funding, Inc.	120,104	294
	First M&F Corp.	48,052	294
	TIB Financial Corp.	101,061	291
	Bank of Marin Bancorp	13,021	280
	HopFed Bancorp, Inc.	29,361	278
^	Anthracite Capital Inc. REIT	816,397	278
	Wainwright Bank & Trust Co.	43,803	276
	Southern Community Financial Corp.	76,881	274
	Pamrapo Bancorp, Inc.	37,008	269
	Bridge Bancorp, Inc.	13,300	265
*	Market Leader, Inc.	180,197	265
	Meta Financial Group, Inc.	25,307	264
	National Financial Partners Corp.	80,959	259
*	AmericanWest Bancorporation	212,775	255
*	Waterstone Financial, Inc.	119,274	243
	Pulaski Financial Corp.	48,606	243
	United Community Financial Corp.	198,347	240
*	Cowen Group, Inc.	49,091	239
*	First Keystone Financial, Inc.	35,644	236
	ECB Bancorp, Inc.	14,795	233
	Thomas Properties Group, Inc.	196,010	231
	Anchor Bancorp Wisconsin Inc.	170,810	231
	Diamond Hill Investment Group	5,794	228
	Horizon Bancorp Indiana	20,391	226
	Bank of Granite Corp.	131,001	224
^	Corus Bankshares Inc.	815,032	220
	TierOne Corp.	102,307	219
	Hingham Institution for Savings	7,900	217
	First Defiance Financial Corp.	35,348	213
	Independence Holding Co.	42,503	213
^	Arbor Realty Trust, Inc. REIT	291,980	210
	Gramercy Capital Corp. REIT	215,446	209
	First Pactrust Bancorp	29,258	197
	Ameriana Bancorp	68,107	193

	Grubb & Ellis Co.	304,246	192
^	MBT Financial Corp.	103,204	191
^	United Security Bancshares (CA)	25,480	188
	VIST Financial Corp.	26,028	182
	FNB Corp. (NC)	71,605	179
	Vestin Realty Mortgage II, Inc.	73,863	177
^	Horizon Financial Corp.	98,115	176
	MutualFirst Financial Inc.	35,857	172
	Alliance Financial Corp.	9,096	163
	MCG Capital Corp.	127,384	163
	Advanta Corp. Class B	232,418	153
	HMN Financial, Inc.	48,817	151
	Norwood Financial Corp.	6,091	150
	Unity Bancorp, Inc.	45,911	148
	Wayne Savings Bancshares, Inc.	23,970	148
*	Friedman, Billings, Ramsey Group, Inc. REIT	737,367	147
	First Federal Bancshares of Arkansas, Inc.	31,237	147
*	Crawford & Co.	34,861	145
	Royal Bancshares of Pennsylvania, Inc.	64,132	135
	WSB Holdings, Inc.	54,300	133
	Camco Financial Corp.	78,676	132
	Rockville Financial, Inc.	14,175	129
*	American Independence Corp.	35,213	125
^	Habersham Bancorp	34,919	122
	Colony Bankcorp, Inc.	18,952	121
	First Security Group Inc.	35,471	120
*	Transcontinental Realty Investors, Inc. REIT	10,500	116
	Capital Trust Class A REIT	92,499	102
	Atlantic Coast Federal Corp.	35,538	99
	Cascade Financial Corp.	37,178	93
	Federal Agricultural Mortgage Corp. Class A	38,986	88
*	BCSB Bancorp, Inc.	9,610	84
	Northern States Financial Corp.	11,261	84
	Advanta Corp. Class A	148,321	76
*	Consumer Portfolio Services, Inc.	142,596	73
	FelCor Lodging Trust, Inc. REIT	52,903	72
*	First Mariner Bancorp, Inc.	108,962	72
*	FCStone Group, Inc.	30,000	68
*	United America Indemnity Rights Exp. 04/09/2009	143,485	67
^	Security Bank Corp.	152,535	59
	Alesco Financial, Inc. REIT	119,475	57
	Crescent Banking Co.	19,235	55
	Abigail Adams National Bancorp., Inc.	26,967	55
	BankUnited Financial Corp.	206,025	47
*	Encore Bancshares, Inc.	4,805	43
	PAB Bankshares, Inc.	9,695	36
	Citizens First Bancorp, Inc.	32,429	35
*	AMV Liquidating Trust	289,511	32

^	Temecula Valley Bancorp, Inc.	68,000	31
*	Hallmark Financial Services, Inc.	4,303	30
*	FX Real Estate and Entertainment Inc.	157,392	25
	Rainier Pacific Financial Group Inc.	23,595	13
*	Valley National Bankcorp Warrants Exp. 6/30/15	6,511	13
	California National Bancorp	1,132	8
	Strategic Hotels and Resorts, Inc. REIT	8,271	6
	United Bancshares Inc	500	4
*	Maguire Properties, Inc. REIT	6,024	4
	Newcastle Investment Corp. REIT	5,726	4
*	Cardtronics Inc.	2,034	4
	Eagle Bancorp, Inc.	412	3
*	Teton Advisors Inc. Class B	967	2
	Mercer Insurance Group, Inc.	97	1
*	RAM Holdings Ltd.	100	—
			9,344,591
Health Care (14.6%)
	Johnson & Johnson	24,961,068	1,312,952
	Pfizer Inc.	60,663,000	826,230
	Abbott Laboratories	13,958,830	665,836
	Wyeth	11,978,778	515,567
	Merck & Co., Inc.	19,019,777	508,779
*	Amgen Inc.	9,532,045	472,027
	Bristol-Myers Squibb Co.	17,809,640	390,387
*	Gilead Sciences, Inc.	8,191,492	379,430
	Schering-Plough Corp.	14,630,480	344,548
	Eli Lilly & Co.	9,205,785	307,565
	Medtronic, Inc.	10,150,801	299,144
	Baxter International, Inc.	5,579,390	285,776
	UnitedHealth Group Inc.	10,866,168	227,429
*	Medco Health Solutions, Inc.	4,480,479	185,223
*	Celgene Corp.	4,122,156	183,024
*	WellPoint Inc.	4,579,597	173,887
	Covidien Ltd.	4,530,452	150,592
	Becton, Dickinson & Co.	2,187,257	147,071
*	Genzyme Corp.	2,433,806	144,544
*	Biogen Idec Inc.	2,624,792	137,592
*	Thermo Fisher Scientific, Inc.	3,780,502	134,850
	Allergan, Inc.	2,734,163	130,584
*	St. Jude Medical, Inc.	3,096,525	112,497
	Cardinal Health, Inc.	3,235,357	101,849
	Aetna Inc.	4,148,349	100,929
*	Boston Scientific Corp.	12,157,826	96,655
*	Express Scripts Inc.	1,892,402	87,372
	Stryker Corp.	2,542,614	86,551
	McKesson Corp.	2,460,366	86,211
*	Zimmer Holdings, Inc.	2,020,391	73,744
	C.R. Bard, Inc.	892,495	71,150

	Quest Diagnostics, Inc.	1,495,825	71,022
*	Forest Laboratories, Inc.	2,711,983	59,555
*	Laboratory Corp. of America Holdings	972,066	56,856
*	Life Technologies Corp.	1,560,783	50,694
	AmerisourceBergen Corp.	1,404,911	45,884
*	Hospira, Inc.	1,437,574	44,364
	CIGNA Corp.	2,447,062	43,044
*	Cephalon, Inc.	616,381	41,976
*	Vertex Pharmaceuticals, Inc.	1,452,404	41,728
*	Illumina, Inc.	1,114,348	41,498
*	DaVita, Inc.	934,795	41,084
*	Humana Inc.	1,519,723	39,634
*	Myriad Genetics, Inc.	838,156	38,111
*	Mylan Inc.	2,747,007	36,837
	DENTSPLY International Inc.	1,275,895	34,258
*	Varian Medical Systems, Inc.	1,120,058	34,095
*	Intuitive Surgical, Inc.	352,671	33,631
*	Waters Corp.	886,480	32,755
*	Henry Schein, Inc.	805,577	32,231
*	Edwards Lifesciences Corp.	501,310	30,394
*	Hologic, Inc.	2,310,759	30,248
	Beckman Coulter, Inc.	564,441	28,792
*	Millipore Corp.	498,254	28,605
*	Watson Pharmaceuticals, Inc.	895,404	27,856
*,^	Cerner Corp.	620,110	27,266
	Omnicare, Inc.	1,065,773	26,101
*	Alexion Pharmaceuticals, Inc.	666,975	25,118
*	ResMed Inc.	682,147	24,107
	Pharmaceutical Product Development, Inc.	956,027	22,677
*	Gen-Probe Inc.	489,844	22,327
*	Endo Pharmaceuticals Holdings, Inc.	1,209,868	21,390
	IMS Health, Inc.	1,639,915	20,450
*	Covance, Inc.	571,015	20,345
*	OSI Pharmaceuticals, Inc.	520,305	19,907
*,^	IDEXX Laboratories, Inc.	537,674	18,593
	Techne Corp.	325,872	17,828
*	Inverness Medical Innovations, Inc.	668,928	17,814
	Perrigo Co.	707,883	17,577
*	Coventry Health Care Inc.	1,345,182	17,407
*	VCA Antech, Inc.	763,267	17,212
*	Charles River Laboratories, Inc.	610,412	16,609
	Universal Health Services Class B	424,088	16,260
*	Immucor Inc.	636,084	15,998
*	King Pharmaceuticals, Inc.	2,226,772	15,743
*	Patterson Companies, Inc.	821,837	15,500
*	Lincare Holdings, Inc.	671,629	14,642
*	Amylin Pharmaceuticals, Inc.	1,241,701	14,590
*	Onyx Pharmaceuticals, Inc.	509,376	14,543

*	Sepracor Inc.	980,923	14,380
	Teleflex Inc.	357,930	13,991
*	United Therapeutics Corp.	209,771	13,864
	PerkinElmer, Inc.	1,067,815	13,636
*	Health Net Inc.	936,322	13,558
*	Magellan Health Services, Inc.	365,792	13,329
*	AMERIGROUP Corp.	478,345	13,174
*	Isis Pharmaceuticals, Inc.	874,036	13,119
*	Valeant Pharmaceuticals International	736,418	13,101
*	Thoratec Corp.	506,391	13,009
*	Community Health Systems, Inc.	842,393	12,922
*	Masimo Corp.	438,272	12,701
*	Haemonetics Corp.	227,896	12,553
	STERIS Corp.	532,737	12,402
	Owens & Minor, Inc.	373,840	12,385
*	MEDNAX, Inc.	412,525	12,157
*	Bio-Rad Laboratories, Inc. Class A	170,281	11,222
*	BioMarin Pharmaceutical Inc.	903,166	11,154
*	CV Therapeutics, Inc.	554,871	11,031
	Cooper Cos., Inc.	405,461	10,720
*	Alkermes, Inc.	859,753	10,429
*	Kinetic Concepts, Inc.	486,689	10,279
*	Nuvasive, Inc.	326,056	10,232
*	Auxilium Pharmaceuticals, Inc.	361,953	10,033
	West Pharmaceutical Services, Inc.	296,213	9,719
*	LifePoint Hospitals, Inc.	460,127	9,598
*	Warner Chilcott Ltd.	907,336	9,545
*	HLTH Corp.	875,754	9,064
*	Cubist Pharmaceuticals, Inc.	516,020	8,442
*	Psychiatric Solutions, Inc.	503,973	7,927
	Chemed Corp.	203,292	7,908
*	PSS World Medical, Inc.	547,967	7,863
*	Regeneron Pharmaceuticals, Inc.	557,534	7,727
*	Dionex Corp.	163,429	7,722
	PDL BioPharma Inc.	1,080,461	7,650
*	American Medical Systems Holdings, Inc.	666,979	7,437
*,^	Sequenom, Inc.	521,513	7,416
*	Theravance, Inc.	429,569	7,303
*	HealthSouth Corp.	802,152	7,123
*	HMS Holdings Corp.	216,124	7,110
*	Centene Corp.	388,867	7,007
*,^	Amedisys Inc.	245,824	6,758
	Meridian Bioscience Inc.	366,884	6,648
*	Luminex Corp.	355,818	6,447
*	Acorda Therapeutics Inc.	323,867	6,416
	Medicis Pharmaceutical Corp.	513,447	6,351
*	Varian, Inc.	264,158	6,271
*	Catalyst Health Solutions, Inc.	315,854	6,260

*	Seattle Genetics, Inc.	621,135	6,124
*	Health Management Associates Class A	2,359,951	6,089
*,^	Alnylam Pharmaceuticals Inc.	301,830	5,747
*	Volcano Corp.	391,699	5,699
*	AMAG Pharmaceuticals, Inc.	154,524	5,682
*	Medarex, Inc.	1,099,171	5,639
*	Celera Corp.	733,121	5,594
	Martek Biosciences Corp.	303,483	5,539
	Allscripts Healthcare Solutions, Inc.	533,870	5,494
*,^	InterMune Inc.	331,985	5,458
	Hill-Rom Holdings, Inc.	539,342	5,334
*	The Medicines Co.	476,071	5,161
*	Tenet Healthcare Corp.	4,345,539	5,041
*,^	Dendreon Corp.	1,179,357	4,953
*	PAREXEL International Corp.	501,027	4,875
*	Phase Forward Inc.	369,822	4,730
*	PharMerica Corp.	277,644	4,620
*	Integra LifeSciences Holdings	186,370	4,609
*	WellCare Health Plans Inc.	408,923	4,600
*,^	Cougar Biotechnology Inc.	141,581	4,559
*	AmSurg Corp.	284,717	4,513
*	Wright Medical Group, Inc.	340,351	4,435
*	Nektar Therapeutics	818,742	4,413
*	Eclipsys Corp.	432,625	4,387
*	Exelixis, Inc.	946,893	4,356
	Invacare Corp.	264,987	4,248
*	Salix Pharmaceuticals, Ltd.	444,120	4,219
	Landauer, Inc.	83,171	4,215
*	Ligand Pharmaceuticals Inc. Class B	1,375,483	4,099
*	AthenaHealth Inc.	165,067	3,980
*	Greatbatch, Inc.	204,674	3,960
*	Xenoport Inc.	202,968	3,929
*	Kindred Healthcare, Inc.	262,592	3,926
*	Halozyme Therapeutics Inc.	714,043	3,899
*	Par Pharmaceutical Cos. Inc.	411,390	3,896
*,^	Geron Corp.	868,867	3,884
	Computer Programs and Systems, Inc.	114,557	3,811
*	Gentiva Health Services, Inc.	246,952	3,754
*	Healthspring, Inc.	440,766	3,689
*	Align Technology, Inc.	456,797	3,622
*	CONMED Corp.	247,770	3,570
*	Allos Therapeutics Inc.	571,248	3,530
*	ev3 Inc.	492,624	3,498
	Analogic Corp.	109,180	3,496
*	Cyberonics, Inc.	259,477	3,443
*,^	Medivation Inc.	187,367	3,423
*	Abraxis BioScience	71,339	3,401
*	ViroPharma Inc.	642,325	3,372

*	Cepheid, Inc.	488,622	3,371
*	Res-Care, Inc.	231,419	3,369
*	Bruker BioSciences Corp.	509,932	3,141
*	Merit Medical Systems, Inc.	255,637	3,121
*	SonoSite, Inc.	173,872	3,109
*	Healthways, Inc.	352,285	3,090
*	ICU Medical, Inc.	95,346	3,063
*	Hanger Orthopedic Group, Inc.	231,013	3,061
*	MedAssets, Inc.	214,015	3,050
*,^	MannKind Corp.	872,698	3,037
*	Sun Healthcare Group Inc.	357,339	3,016
*	Albany Molecular Research, Inc.	309,620	2,920
*	Conceptus, Inc.	244,596	2,874
*,^	Enzon Pharmaceuticals, Inc.	473,474	2,874
*	Momenta Pharmaceuticals, Inc.	260,473	2,868
*	Kendle International Inc.	135,998	2,851
*	Universal American Corp.	333,214	2,822
*	LHC Group Inc.	123,080	2,742
*	Savient Pharmaceuticals Inc.	544,797	2,697
*	RehabCare Group, Inc.	154,153	2,688
*	Abaxis, Inc.	155,437	2,680
*	AngioDynamics, Inc.	237,864	2,674
*	Quidel Corp.	286,542	2,642
*	Odyssey Healthcare, Inc.	263,706	2,558
*	Cypress Bioscience, Inc.	358,732	2,551
*	Accuray Inc.	501,738	2,524
*	Incyte Corp.	1,062,391	2,486
*	Cantel Medical Corp.	188,909	2,431
*	Zoll Medical Corp.	168,963	2,426
*	Nabi Biopharmaceuticals	652,763	2,415
*	ImmunoGen, Inc.	338,207	2,401
*	Bio-Reference Laboratories, Inc.	114,605	2,396
*	Affymetrix, Inc.	725,415	2,372
*	Genomic Health, Inc.	96,629	2,356
*	Arena Pharmaceuticals, Inc.	777,505	2,340
*	Vivus, Inc.	535,453	2,313
*	Questcor Pharmaceuticals, Inc.	467,923	2,302
*,^	SurModics, Inc.	125,069	2,282
*,^	Emeritus Corp.	343,043	2,250
*	inVentiv Health, Inc.	268,835	2,194
*	America Service Group Inc.	164,472	2,138
*	Matrixx Initiatives, Inc.	129,517	2,124
*	eResearch Technology, Inc.	402,581	2,118
*	Rigel Pharmaceuticals, Inc.	339,011	2,082
*	Somanetics Corp.	136,717	2,075
*	Alliance HealthCare Services Inc.	305,055	2,074
*	Neogen Corp.	94,557	2,064
*	Repligen Corp.	424,553	2,034

*	Natus Medical Inc.	237,175	2,018
*	IRIS International, Inc.	174,050	2,007
*	Orthovita, Inc.	742,170	1,989
*	MWI Veterinary Supply Inc.	69,249	1,972
*	Progenics Pharmaceuticals, Inc.	298,881	1,970
*	Orthofix International N.V.	105,744	1,958
*	CorVel Corp.	96,544	1,952
*	Optimer Pharmaceuticals Inc.	146,019	1,926
*	Dexcom Inc.	462,067	1,913
*	Facet Biotech Corp.	200,402	1,904
*	Neurocrine Biosciences, Inc.	533,513	1,894
*	Air Methods Corp.	111,040	1,878
*	TomoTherapy, Inc.	707,922	1,876
*	Molina Healthcare Inc.	98,483	1,873
*	Inspire Pharmaceuticals, Inc.	459,824	1,867
*,^	StemCells, Inc.	1,108,263	1,851
*	Emergency Medical Services LP Class A	58,961	1,851
*	NPS Pharmaceuticals Inc.	434,036	1,823
*	Cross Country Healthcare, Inc.	273,093	1,789
*	VNUS Medical Technologies, Inc.	84,056	1,788
	National Healthcare Corp.	44,498	1,787
*	Omnicell, Inc.	227,457	1,779
*,^	Stereotaxis Inc.	433,551	1,730
*	Noven Pharmaceuticals, Inc.	179,900	1,705
*	Genoptix, Inc.	60,868	1,660
*	Sirona Dental Systems Inc.	113,496	1,625
*	Skilled Healthcare Group Inc.	197,035	1,618
*	AMN Healthcare Services, Inc.	316,907	1,616
*	Pozen Inc.	261,174	1,598
*	Pain Therapeutics, Inc.	378,418	1,589
*,^	Sangamo BioSciences, Inc.	371,565	1,572
*	Symmetry Medical Inc.	247,590	1,562
*	Assisted Living Concepts Inc.	114,709	1,555
*	Kensey Nash Corp.	69,482	1,478
*	US Physical Therapy, Inc.	152,233	1,474
*	ATS Medical, Inc.	587,675	1,469
*	Human Genome Sciences, Inc.	1,763,249	1,463
*	Rochester Medical Corp.	132,214	1,457
*	Accelrys Inc.	364,048	1,449
*	Cytokinetics, Inc.	845,120	1,437
*	Lexicon Pharmaceuticals Inc.	1,306,578	1,424
*	IPC The Hospitalist Co.	72,276	1,375
*,^	Osiris Therapeutics, Inc.	99,129	1,368
*	CryoLife Inc.	263,569	1,365
*	Poniard Pharmaceuticals, Inc.	634,360	1,358
*	Zymogenetics, Inc.	337,855	1,348
*	Aspect Medical Systems, Inc.	308,378	1,292
*	Discovery Laboratories, Inc.	1,053,042	1,285

*	Durect Corp.	571,160	1,274
*	Synovis Life Technologies, Inc.	91,575	1,267
*	Affymax Inc.	78,003	1,257
*	Emergent BioSolutions Inc.	92,050	1,244
*	OraSure Technologies, Inc.	484,185	1,225
*	Endologix, Inc.	581,651	1,221
*	Dyax Corp.	481,222	1,208
*	Pharmasset, Inc.	120,776	1,185
*	Vital Images, Inc.	103,993	1,172
*	Maxygen Inc.	171,769	1,168
*	BioScrip Inc.	489,970	1,147
*,^	GTx, Inc.	104,141	1,102
*	Adolor Corp.	528,486	1,078
*	Spectranetics Corp.	426,027	1,078
*	I-Flow Corp.	291,668	1,065
*	ARIAD Pharmaceuticals, Inc.	890,686	1,060
*	Palomar Medical Technologies, Inc.	145,755	1,058
	Brookdale Senior Living Inc.	209,323	1,057
*	ABIOMED, Inc.	215,134	1,054
*	NxStage Medical, Inc.	405,250	1,046
*	DepoMed, Inc.	441,141	1,041
*	Chindex International, Inc.	209,412	1,041
*	Idenix Pharmaceuticals Inc.	336,756	1,037
*	Exactech, Inc.	90,121	1,035
*	Triple-S Management Corp.	83,437	1,028
*	Enzo Biochem, Inc.	255,227	1,026
*	MedCath Corp.	135,569	986
*	Anadys Pharmaceuticals Inc.	144,240	979
*	Insulet Corp.	236,857	971
*	Hi-Tech Pharmacal Co., Inc.	169,168	964
*	RTI Biologics, Inc.	337,079	961
*,^	Emageon Inc.	514,108	936
	Young Innovations, Inc.	59,972	930
*	ArQule, Inc.	224,047	928
*	SuperGen, Inc.	504,037	912
*	Almost Family Inc.	47,100	899
*	Cadence Pharmaceuticals, Inc.	93,921	881
*	Allion Healthcare Inc.	187,078	861
*,^	BMP Sunstone Corp.	263,040	850
*	Nighthawk Radiology Holdings, Inc.	309,350	835
*	Santarus Inc.	506,995	816
*	Novavax, Inc.	797,003	813
*	Obagi Medical Products, Inc.	150,826	811
*	Vascular Solutions, Inc.	132,122	809
*	SciClone Pharmaceuticals, Inc.	658,199	803
*	XOMA Ltd.	1,507,184	799
*	American Dental Partners, Inc.	117,548	778
*	Medical Action Industries Inc.	92,562	767

*	Icad Inc.	815,775	759
*	Amicas, Inc.	346,533	703
*	Harvard Bioscience, Inc.	234,453	699
*	Array BioPharma Inc.	249,381	658
*	Columbia Laboratories Inc.	457,088	658
*,^	Biodel Inc.	125,832	656
*	Celldex Therapeutics, Inc.	100,634	655
*	Osteotech, Inc.	186,950	652
*,^	Peregrine Pharmaceuticals, Inc.	1,747,004	646
*,^	MiddleBrook Pharmaceuticals Inc.	473,043	643
*	Alexza Pharmaceuticals, Inc.	284,976	630
*	Five Star Quality Care, Inc.	597,969	622
*	Monogram Biosciences Inc.	244,698	622
*	Theragenics Corp.	507,866	620
*,^	Idera Pharmaceuticals, Inc.	95,544	618
*	Capital Senior Living Corp.	252,417	616
*	Metabolix Inc.	89,845	613
*	Life Sciences Research, Inc.	83,451	598
*	Penwest Pharmaceuticals Co.	360,841	592
*	Cutera, Inc.	92,440	591
*	Anika Resh Inc.	128,000	585
*	Cambrex Corp.	254,571	580
*	Orexigen Therapeutics Inc.	220,637	576
	Psychemedics Corp.	100,936	571
*	Allied Healthcare International Inc.	438,196	556
*	Curis, Inc.	393,934	544
*	Immunomedics Inc.	560,439	538
*	K-V Pharmaceutical Co. Class A	323,753	534
*	Infinity Pharmaceuticals, Inc.	63,823	525
	Ensign Group Inc.	33,387	516
*	BioCryst Pharmaceuticals, Inc.	233,393	511
*	Vical, Inc.	264,045	507
	Utah Medical Products, Inc.	20,958	482
	LCA-Vision Inc.	165,454	481
*,^	Synta Pharmaceuticals Corp.	219,979	471
*,^	Micromet, Inc.	146,713	464
	Atrion Corp.	4,953	437
*	Micrus Endovascular Corp.	72,557	433
*	AVI BioPharma, Inc.	654,511	432
*,^	Clinical Data, Inc.	39,408	426
*	HealthTronics Surgical Services, Inc.	295,929	402
*	National Dentex Corp.	102,976	401
*,^	Insmed Inc.	393,333	393
*	Clarient, Inc.	170,518	384
*	Strategic Diagnostics Inc.	329,203	352
*	Continucare Corp.	184,921	351
*	Spectrum Pharmaceuticals Inc.	198,870	348
*	CPEX Pharmaceuticals, Inc.	47,290	346

*	Caraco Pharmaceutical Laboratories, Ltd.	93,803	330
*	Javelin Pharmaceuticals, Inc.	229,173	330
*	PDI, Inc.	107,404	326
*	Senomyx, Inc.	198,113	315
*,^	GenVec, Inc.	708,185	312
*	Cynosure Inc.	50,900	310
*	Akorn, Inc.	348,527	300
*	BioSphere Medical Inc.	149,570	299
*	STAAR Surgical Co.	290,176	290
*,^	CombiMatrix Corp.	36,830	288
*,^	BioLase Technology, Inc.	321,661	288
*	Cerus Corp.	412,502	280
*	Avigen, Inc.	220,650	269
	Trimeris, Inc.	151,466	265
*	Ardea Biosciences, Inc.	24,439	251
	Daxor Corp.	16,000	246
*,^	Hansen Medical Inc.	61,284	246
*	RadNet, Inc.	193,122	239
*	Trans1, Inc.	39,102	238
*	Ista Pharmaceuticals Inc.	131,112	231
*	Cardiac Science Corp.	75,296	227
*	Corcept Therapeutics Inc.	189,853	226
*,^	Generex Biotechnology Corp.	750,520	218
*	Opko Health, Inc.	220,006	216
*,^	AspenBio Pharma, Inc.	125,196	209
*	Aastrom Biosciences, Inc.	546,506	205
*,^	Arrowhead Research Corp.	358,422	201
*,^	Hemispherx Biopharma, Inc.	315,885	193
*	Vanda Parmaceuticals, Inc.	213,661	192
*	Lannett Co., Inc.	34,400	186
*	Repros Therapeutics, Inc.	31,263	186
*	Biomimetic Therapeutics, Inc.	25,936	184
*	Mediware Information Systems, Inc.	43,156	181
*	EntreMed, Inc.	395,759	174
*	Sonic Innovations, Inc.	161,037	172
*	Telik, Inc.	361,828	156
*	Caliper Life Sciences, Inc.	155,724	154
*	DUSA Pharmaceuticals, Inc.	119,563	153
*	Health Grades, Inc	73,599	150
*	Hooper Holmes, Inc.	329,647	148
*,^	BioSante Pharmaceuticals, Inc.	108,992	145
*	Altus Pharmaceuticals, Inc.	593,089	130
*	Rural/Metro Corp.	151,581	130
*	PhotoMedex, Inc.	62,150	128
*	The Quigley Corp.	27,574	127
*	Avanir Pharmaceuticals Class A	247,859	126
*	ThermoGenesis Corp.	196,394	118
*,^	deCODE genetics, Inc.	505,497	117

*,^	Hythiam Inc.	348,637	108
*	Orthologic Corp.	195,946	108
*	NMT Medical, Inc.	133,618	107
*	RXi Pharmaceuticals Corp.	20,997	107
*	Providence Service Corp.	15,321	105
*	Orchid Cellmark, Inc.	164,663	102
*	EPIX Pharmaceuticals Inc.	156,947	90
*	Animal Health International, Inc.	67,106	84
*	Chelsea Therapeutics International, Ltd.	50,700	78
*	Digirad Corp.	72,073	77
*	Alphatec Holdings, Inc.	40,065	71
*	Emisphere Technologies, Inc.	103,751	70
*	GTC Biotherapeutics, Inc.	185,768	68
*	Candela Corp.	160,009	67
*	Dynavax Technologies Corp.	98,455	63
*,^	Hollis-Eden Pharmaceuticals, Inc.	128,424	62
*	Cell Genesys, Inc.	209,302	61
*	Heska Corp.	244,014	59
*	Antigenics, Inc.	115,635	57
*	MAKO Surgical Corp.	6,859	53
*	SRI/Surgical Express, Inc.	45,760	53
*	Cytrx Corp.	136,600	48
*	Insite Vision, Inc.	232,018	46
*	Molecular Insight Pharmaceuticals, Inc.	12,912	46
*	Combinatorx, Inc.	70,600	44
*	Retractable Technologies, Inc.	63,034	43
*	CuraGen Corp.	46,788	43
*	NexMed, Inc.	316,001	41
*	Celsion Corp.	11,000	40
*	La Jolla Pharmaceutical Co.	211,944	38
*	Northstar Neuroscience, Inc.	18,506	35
*	Pharmacyclics, Inc.	27,944	35
*	Targacept, Inc.	12,806	34
*	SCOLR Pharma Inc.	82,225	25
*	Acadia Pharmaceuticals Inc.	22,275	21
*	IVAX Diagnostics, Inc.	61,215	20
*	Synergetics USA, Inc.	19,051	15
*	Cytori Therapeutics, Inc.	7,000	12
*	Neurobiological Technolgoies, Inc.	14,300	10
*	Inhibitex Inc.	24,180	6
*	Hana Biosciences, Inc.	41,300	6
*	Sunrise Senior Living, Inc.	4,789	3
*	K-V Pharmaceutical Co. Class B	500	1
*	Neurogen Corp.	2,800	1
*	Metropolitan Health Networks Inc.	400	1
*	Oscient Pharmaceuticals Corp.	4,268	1
*	Palatin Technologies, Inc.	6	—
			11,149,492

Industrials (10.2%)
	General Electric Co.	94,663,096	957,044
	United Technologies Corp.	8,124,605	349,196
	United Parcel Service, Inc.	6,095,361	300,014
	3M Co.	5,922,488	294,466
	The Boeing Co.	6,263,368	222,851
	Lockheed Martin Corp.	3,063,435	211,469
	Emerson Electric Co.	6,900,974	197,230
	Union Pacific Corp.	4,556,098	187,301
	Burlington Northern Santa Fe Corp.	3,079,813	185,251
	Honeywell International Inc.	6,207,406	172,938
	Caterpillar, Inc.	5,427,078	151,741
	Raytheon Co.	3,705,298	144,284
	Deere & Co.	3,841,683	126,276
	Danaher Corp.	2,300,312	124,723
	General Dynamics Corp.	2,981,221	123,989
	Northrop Grumman Corp.	2,794,390	121,947
	FedEx Corp.	2,660,084	118,347
	Illinois Tool Works, Inc.	3,678,963	113,496
	Waste Management, Inc.	4,413,577	112,988
	Norfolk Southern Corp.	3,331,257	112,430
	CSX Corp.	3,548,953	91,740
	Tyco International Ltd.	4,254,859	83,225
	PACCAR, Inc.	3,099,752	79,850
	Precision Castparts Corp.	1,254,366	75,137
	L-3 Communications Holdings, Inc.	1,074,205	72,831
	C.H. Robinson Worldwide Inc.	1,522,299	69,432
	ITT Industries, Inc.	1,552,063	59,708
	Fluor Corp.	1,633,256	56,429
	Republic Services, Inc. Class A	3,225,373	55,315
	Expeditors International of Washington, Inc.	1,908,599	53,994
	Eaton Corp.	1,409,904	51,969
	Parker Hannifin Corp.	1,451,039	49,306
*,^	First Solar, Inc.	365,043	48,441
	Rockwell Collins, Inc.	1,425,142	46,517
	Dover Corp.	1,674,795	44,181
	Cummins Inc.	1,722,910	43,848
	Pitney Bowes, Inc.	1,856,477	43,349
*	Jacobs Engineering Group Inc.	1,106,648	42,783
	Southwest Airlines Co.	6,661,601	42,168
	Goodrich Corp.	1,108,476	42,000
	W.W. Grainger, Inc.	582,716	40,895
	Cooper Industries, Inc. Class A	1,561,207	40,373
	Ingersoll-Rand Co.	2,871,871	39,632
*	Iron Mountain, Inc.	1,726,571	38,278
*	Quanta Services, Inc.	1,770,611	37,980
	The Dun & Bradstreet Corp.	485,969	37,420
*	Stericycle, Inc.	771,251	36,812

^	Fastenal Co.	1,138,117	36,596
	Roper Industries Inc.	808,731	34,331
*	Delta Air Lines Inc.	5,686,170	32,013
	Cintas Corp.	1,240,239	30,659
*	URS Corp.	751,907	30,385
	Ametek, Inc.	962,588	30,100
	Flowserve Corp.	509,312	28,583
	Equifax, Inc.	1,139,380	27,858
*	McDermott International, Inc.	2,052,555	27,484
	Rockwell Automation, Inc.	1,212,802	26,488
	Robert Half International, Inc.	1,327,816	23,675
	Masco Corp.	3,326,478	23,219
	SPX Corp.	490,162	23,043
*	FTI Consulting, Inc.	458,053	22,664
	Manpower Inc.	702,794	22,159
	Pall Corp.	1,069,139	21,842
*	Foster Wheeler AG	1,205,838	21,066
	Joy Global Inc.	971,206	20,687
*	Shaw Group, Inc.	753,423	20,651
	KBR Inc.	1,456,211	20,110
*	Alliant Techsystems, Inc.	295,213	19,773
*	Navistar International Corp.	577,919	19,337
*	Aecom Technology Corp.	740,241	19,305
	Avery Dennison Corp.	862,662	19,272
	Watson Wyatt & Co. Holdings	384,272	18,971
*	Copart, Inc.	639,000	18,953
*	Waste Connections, Inc.	719,880	18,501
	Pentair, Inc.	844,907	18,309
	J.B. Hunt Transport Services, Inc.	738,576	17,807
	Donaldson Co., Inc.	624,329	16,757
	Harsco Corp.	753,336	16,701
	IDEX Corp.	746,030	16,316
*	AGCO Corp.	826,702	16,203
	Landstar System, Inc.	473,301	15,841
*	Covanta Holding Corp.	1,113,646	14,578
*	Corrections Corp. of America	1,133,000	14,514
	Ryder System, Inc.	502,052	14,213
	R.R. Donnelley & Sons Co.	1,850,298	13,563
*	IHS Inc. Class A	326,738	13,455
*	Thomas & Betts Corp.	505,409	12,645
	Textron, Inc.	2,176,259	12,492
	MSC Industrial Direct Co., Inc. Class A	396,380	12,316
	Lincoln Electric Holdings, Inc.	387,156	12,269
*	Kirby Corp.	457,935	12,199
	Hubbell Inc. Class B	434,837	11,723
*	TransDigm Group, Inc.	351,958	11,558
	Curtiss-Wright Corp.	406,644	11,406
	Lennox International Inc.	423,819	11,214

*	Tetra Tech, Inc.	540,337	11,012
	Wabtec Corp.	416,671	10,992
	Granite Construction Co.	293,002	10,982
	CLARCOR Inc.	434,858	10,954
	Carlisle Co., Inc.	551,585	10,828
	The Brink's Co.	407,051	10,771
	Kennametal, Inc.	660,977	10,714
*	Kansas City Southern	825,335	10,490
	The Timken Co.	742,714	10,368
	Bucyrus International, Inc.	676,000	10,262
*	Gardner Denver Inc.	471,515	10,251
*	EMCOR Group, Inc.	589,766	10,126
	UTI Worldwide, Inc.	812,955	9,715
*	General Cable Corp.	478,349	9,481
*	Spirit Aerosystems Holdings Inc.	933,589	9,308
*	Clean Harbors Inc.	192,767	9,253
	Graco, Inc.	536,040	9,150
*	ESCO Technologies Inc.	235,531	9,115
	GATX Corp.	440,662	8,915
*,^	SunPower Corp. Class A	374,289	8,901
*	Continental Airlines, Inc. Class B	999,532	8,806
	Regal-Beloit Corp.	285,950	8,761
	Kaydon Corp.	309,686	8,464
	Heartland Express, Inc.	567,567	8,406
	Acuity Brands, Inc.	371,632	8,377
	Valmont Industries, Inc.	166,023	8,336
*	Monster Worldwide Inc.	1,017,311	8,291
*	Teledyne Technologies, Inc.	308,400	8,228
	Knight Transportation, Inc.	532,147	8,067
*	AMR Corp.	2,513,213	8,017
*	Moog Inc.	348,796	7,977
*	Terex Corp.	861,986	7,973
	Nordson Corp.	277,599	7,892
	Brady Corp. Class A	445,450	7,853
*	BE Aerospace, Inc.	899,550	7,799
	The Toro Co.	321,651	7,778
*	Huron Consulting Group Inc.	179,528	7,617
	Watsco, Inc.	221,417	7,535
*	SunPower Corp. Class B	379,149	7,507
	Con-way, Inc.	416,444	7,467
	Briggs & Stratton Corp.	451,268	7,446
	Crane Co.	435,409	7,350
	Mueller Industries Inc.	338,532	7,343
	Alexander & Baldwin, Inc.	374,675	7,130
	Rollins, Inc.	413,283	7,088
*	WESCO International, Inc.	382,556	6,932
	ABM Industries Inc.	414,535	6,798
*	JetBlue Airways Corp.	1,845,784	6,737

	Otter Tail Corp.	304,504	6,714
*	GrafTech International Ltd.	1,077,650	6,638
	Trinity Industries, Inc.	722,111	6,600
*,^	American Superconductor Corp.	373,956	6,473
	Skywest, Inc.	515,066	6,407
	Simpson Manufacturing Co.	352,786	6,357
*	Owens Corning Inc.	701,168	6,339
*	Orbital Sciences Corp.	532,287	6,329
	Werner Enterprises, Inc.	417,792	6,317
	Woodward Governor Co.	556,662	6,223
*	Genesee & Wyoming Inc. Class A	290,951	6,183
*	Geo Group Inc.	462,828	6,132
*	United Stationers, Inc.	214,081	6,011
*	Old Dominion Freight Line, Inc.	255,811	6,009
*	Resources Connection, Inc.	391,268	5,900
	Applied Industrial Technology, Inc.	345,412	5,827
*	Alaska Air Group, Inc.	329,095	5,782
	Triumph Group, Inc.	150,701	5,757
*	Hub Group, Inc.	338,231	5,750
*	Navigant Consulting, Inc.	439,216	5,741
*	Hexcel Corp.	871,692	5,727
*	AirTran Holdings, Inc.	1,238,377	5,635
	Mine Safety Appliances Co.	278,195	5,569
	EnergySolutions	639,589	5,532
	Healthcare Services Group, Inc.	368,815	5,521
*,^	Energy Conversion Devices, Inc.	414,729	5,503
	Baldor Electric Co.	376,266	5,452
*	Esterline Technologies Corp.	269,781	5,447
*	Beacon Roofing Supply, Inc.	399,951	5,355
	Belden Inc.	420,059	5,255
*	Mastec Inc.	432,950	5,234
	Actuant Corp.	506,622	5,233
*	UAL Corp.	1,167,074	5,228
*	Insituform Technologies Inc. Class A	334,076	5,225
	Herman Miller, Inc.	489,997	5,223
*	Hertz Global Holdings Inc.	1,325,999	5,211
*	CoStar Group, Inc.	171,061	5,175
	Watts Water Technologies, Inc.	264,536	5,174
*	USG Corp.	672,565	5,118
*	Sykes Enterprises, Inc.	299,829	4,986
*	MPS Group, Inc.	834,686	4,966
*,^	Allegiant Travel Co.	108,804	4,946
*	The Middleby Corp.	150,634	4,885
*	EnerSys	392,897	4,762
	Oshkosh Truck Corp.	677,609	4,567
	A.O. Smith Corp.	180,574	4,547
	Deluxe Corp.	461,076	4,440
	Barnes Group, Inc.	413,826	4,424

*	AAR Corp.	352,225	4,417
	The Corporate Executive Board Co.	304,535	4,416
	American Science & Engineering, Inc.	78,959	4,406
	Administaff, Inc.	204,664	4,325
	Arkansas Best Corp.	222,346	4,229
	Forward Air Corp.	258,760	4,200
*	Astec Industries, Inc.	155,361	4,075
*	Ceradyne, Inc.	223,172	4,046
	Robbins & Myers, Inc.	263,325	3,995
*,^	Evergreen Solar, Inc.	1,854,233	3,950
*	Griffon Corp.	526,576	3,949
*	Axsys Technologies, Inc.	93,088	3,913
	The Manitowoc Co., Inc.	1,188,358	3,886
*	TrueBlue, Inc.	458,778	3,785
	Cubic Corp.	149,365	3,783
	Ameron International Corp.	71,678	3,775
*	Force Protection, Inc.	776,330	3,726
	HNI Corp.	349,519	3,635
*	II-VI, Inc.	210,189	3,611
*	Korn/Ferry International	397,668	3,603
	Comfort Systems USA, Inc.	341,923	3,546
*	School Specialty, Inc.	201,344	3,542
	Franklin Electric, Inc.	156,260	3,458
	Encore Wire Corp.	158,617	3,399
	Mueller Water Products, Inc. Class A	988,482	3,262
	Tredegar Corp.	199,446	3,257
	Universal Forest Products, Inc.	120,948	3,218
*,^	YRC Worldwide, Inc.	715,979	3,215
	Badger Meter, Inc.	109,863	3,174
	Applied Signal Technology, Inc.	154,037	3,116
*	CBIZ Inc.	443,815	3,093
*	EnPro Industries, Inc.	179,415	3,068
	CIRCOR International, Inc.	136,122	3,065
*	Perini Corp.	246,087	3,027
*	GeoEye Inc.	151,057	2,983
	Raven Industries, Inc.	141,988	2,951
*	Mobile Mini, Inc.	253,966	2,926
^	Genco Shipping and Trading Ltd.	228,593	2,821
	G & K Services, Inc. Class A	147,958	2,798
	McGrath RentCorp	172,014	2,711
	Kaman Corp. Class A	215,413	2,701
*	Layne Christensen Co.	166,949	2,683
*,^	EnerNOC Inc.	183,271	2,665
	Seaboard Corp.	2,631	2,657
*	Stanley Inc.	102,106	2,592
	Apogee Enterprises, Inc.	233,552	2,564
*	L.B. Foster Co. Class A	100,202	2,488
	Knoll, Inc.	405,385	2,485

	Steelcase Inc.	495,992	2,485
*	Interline Brands, Inc.	291,993	2,461
	Heidrick & Struggles International, Inc.	136,572	2,423
	Quanex Building Products Corp.	315,453	2,397
*	Exponent, Inc.	93,489	2,368
*	US Airways Group Inc.	921,415	2,331
	Lindsay Manufacturing Co.	85,752	2,315
*	DynCorp International Inc. Class A	169,308	2,257
	Gorman-Rupp Co.	113,021	2,238
	Albany International Corp.	243,944	2,208
*	RBC Bearings Inc.	144,403	2,206
*	The Advisory Board Co.	132,785	2,202
	Freightcar America Inc.	125,247	2,196
	Armstrong Worldwide Industries, Inc.	199,068	2,192
*	Marten Transport, Ltd.	116,782	2,181
*	RSC Holdings Inc.	413,492	2,175
*	Taser International Inc.	459,667	2,151
*	AZZ Inc.	80,396	2,122
*,^	Fuel-Tech N.V.	202,387	2,117
	Viad Corp.	149,566	2,112
*	Kforce Inc.	298,092	2,096
*	Chart Industries, Inc.	260,544	2,053
*	Sterling Construction Co., Inc.	114,989	2,051
	Kelly Services, Inc. Class A	253,178	2,038
*	Atlas Air Worldwide Holdings, Inc.	116,725	2,025
*	Dycom Industries, Inc.	347,843	2,014
	AAON, Inc.	109,868	1,991
*	Colfax Corp.	289,052	1,986
*	Republic Airways Holdings Inc.	306,126	1,984
*	Cenveo Inc.	604,398	1,964
*	United Rentals, Inc.	452,627	1,906
*	Rush Enterprises, Inc. Class A	211,536	1,887
*	Argon ST, Inc.	99,221	1,882
*	ATC Technology Corp.	168,035	1,882
*,^	Aerovironment Inc.	89,780	1,876
	HEICO Corp. Class A	89,227	1,841
*	Northwest Pipe Co.	64,396	1,833
*	Michael Baker Corp.	70,390	1,830
*,^	FuelCell Energy, Inc.	759,720	1,823
*,^	Odyssey Marine Exploration, Inc.	536,701	1,819
	American Ecology Corp.	130,280	1,816
	Federal Signal Corp.	338,884	1,786
*	Orion Marine Group, Inc.	135,550	1,776
*	Amerco, Inc.	52,902	1,774
*	Team, Inc.	150,950	1,769
*	Flow International Corp.	1,082,609	1,754
^	Eagle Bulk Shipping Inc.	407,544	1,732
*	Waste Services, Inc.	400,838	1,716

*	Powell Industries, Inc.	48,021	1,696
	Ennis, Inc.	189,583	1,680
*	M&F Worldwide Corp.	142,257	1,666
*	Spherion Corp.	775,584	1,613
*,^	Energy Recovery Inc.	210,348	1,599
*	Blount International, Inc.	342,011	1,580
*	American Commercial Lines Inc.	496,663	1,574
*	Cornell Cos., Inc.	94,136	1,541
*,^	Valence Technology Inc.	717,291	1,528
*	Celadon Group Inc.	272,942	1,515
*	H&E Equipment Services, Inc.	229,274	1,502
*	Innerworkings, Inc.	351,084	1,499
*	Consolidated Graphics, Inc.	111,965	1,424
*	Pike Electric Corp.	151,959	1,406
	Met-Pro Corp.	170,906	1,393
*	Kadant Inc.	119,827	1,380
*,^	Capstone Turbine Corp.	1,915,826	1,379
	Sun Hydraulics Corp.	93,602	1,368
	CDI Corp.	140,647	1,367
*	Ultralife Corp.	176,784	1,367
*,^	Ener1, Inc.	263,668	1,363
	Aircastle Ltd.	290,792	1,352
	Cascade Corp.	76,138	1,342
	American Woodmark Corp.	75,624	1,328
*	Columbus McKinnon Corp.	150,227	1,310
*	China BAK Battery, Inc.	759,436	1,299
	Kimball International, Inc. Class B	197,766	1,297
*	Altra Holdings Inc.	333,956	1,296
	Titan International, Inc.	257,543	1,295
	Ducommun, Inc.	88,860	1,292
*	CRA International Inc.	68,105	1,286
	HEICO Corp.	52,314	1,271
*	Miller Industries, Inc.	194,713	1,266
*	Furmanite Corp.	405,828	1,262
*	Titan Machinery, Inc.	139,179	1,251
	Courier Corp.	82,173	1,247
	Great Lakes Dredge & Dock Co.	413,710	1,245
*	Duff & Phelps Corp.	78,864	1,242
*	Astronics Corp.	112,710	1,240
*	Acacia Research - Acacia Technologies	302,070	1,232
	Insteel Industries, Inc.	176,925	1,231
*	On Assignment, Inc.	454,235	1,231
	Aceto Corp.	206,433	1,230
*	TBS International Ltd.	166,778	1,226
	Tennant Co.	129,046	1,209
*	American Reprographics Co.	338,539	1,198
*	GenCorp, Inc.	564,498	1,197
	Interface, Inc.	396,649	1,186

	LSI Industries Inc.	229,357	1,186
	Houston Wire & Cable Co.	152,429	1,181
*	Standard Parking Corp.	71,948	1,180
*	Saia, Inc.	98,611	1,178
	Pacer International, Inc.	335,898	1,176
	Diamond Management and Technology Consultants,Inc.	451,290	1,151
*	Hawaiian Holdings, Inc.	308,311	1,150
*,^	Power-One, Inc.	1,291,453	1,136
*	Plug Power, Inc.	1,306,085	1,136
*	Herley Industries Inc.	89,203	1,067
	NACCO Industries, Inc. Class A	38,726	1,053
*,^	Orion Energy Systems Inc.	238,065	1,050
	Dynamic Materials Corp.	111,540	1,022
*	Volt Information Sciences Inc.	151,652	1,008
	TAL International Group, Inc.	137,648	1,008
*	Willis Lease Finance Corp.	94,468	999
*,^	Builders FirstSource, Inc.	488,957	988
	Gibraltar Industries Inc.	198,936	939
	Standex International Corp.	101,863	937
*,^	Microvision, Inc.	704,277	909
*	APAC Teleservices, Inc.	263,232	895
	International Shipholding Corp.	44,694	879
	Todd Shipyards Corp.	61,242	842
*	Flanders Corp.	207,322	838
*	USA Truck, Inc.	63,583	822
	Ampco-Pittsburgh Corp.	61,360	814
*	Perma-Fix Environmental Services, Inc.	411,560	803
*	Integrated Electrical Services, Inc.	85,840	783
*,^	Metalico, Inc.	460,150	782
*	3D Systems Corp.	115,764	763
*	ICF International, Inc.	32,976	757
*	Dynamex Inc.	57,866	757
	Bowne & Co., Inc.	231,997	745
*	La Barge, Inc.	88,160	738
	Twin Disc, Inc.	106,321	736
*	Polypore International Inc.	181,307	729
*	Ladish Co., Inc.	98,714	717
*	Tecumseh Products Co. Class A	157,849	713
	Superior Uniform Group, Inc.	98,789	713
*	K-Tron International, Inc	11,706	710
	Horizon Lines Inc.	231,424	701
	Innovative Solutions and Support, Inc.	165,548	700
*	PRG-Schultz International, Inc.	245,745	698
	Multi-Color Corp.	57,028	697
*	Rush Enterprises, Inc. Class B	88,165	690
	Graham Corp.	76,400	685
	Alamo Group, Inc.	63,982	682
	Lawson Products, Inc.	55,080	670

*	GP Strategies Corp.	186,953	666
	Quixote Corp.	186,394	647
	Textainer Group Holdings Ltd.	95,396	644
	Barrett Business Services, Inc.	66,580	640
	The Standard Register Co.	131,169	601
*	UQM Technologies, Inc.	364,362	598
*	Lydall, Inc.	197,157	586
*	Kratos Defense & Security Inc.	721,283	563
	Omega Flex Inc.	33,102	533
	Chase Corp.	57,297	533
*	Magnatek, Inc.	290,902	524
*	PMFG Inc.	66,417	523
	Vicor Corp.	106,943	523
*	Bluelinx Holdings Inc.	196,332	512
*	WCA Waste Corp.	310,093	512
	Frozen Food Express Industries, Inc.	170,030	510
	Paragon Shipping, Inc.	139,394	486
*	LMI Aerospace, Inc.	66,629	482
*	Intersections Inc.	88,443	471
	The Greenbrier Cos., Inc.	128,400	470
*	LECG Corp.	183,446	466
*,^	C & D Technologies, Inc.	241,477	447
*	Trex Co., Inc.	58,299	445
*,^	A-Power Energy Generation Systems Ltd.	102,252	444
*	Casella Waste Systems, Inc.	254,352	435
	Virco Manufacturing Corp.	150,940	435
*	Hill International Inc.	135,478	412
*	Advanced Battery Technologies Inc.	190,480	408
	American Railcar Industries, Inc.	52,300	399
*,^	SatCon Technology Corp.	234,400	387
*	U.S. Home Systems, Inc.	191,499	383
	Universal Truckload Services, Inc.	26,634	382
*	The Allied Defense Group, Inc.	96,759	381
*	ICT Group, Inc.	68,060	379
*	First Advantage Corp. Class A	27,297	376
*	Hurco Cos., Inc.	35,289	375
	Schawk, Inc.	60,704	367
*	United Capital Corp.	21,238	366
*	TRC Cos., Inc.	151,355	363
*	DXP Enterprises Inc	35,000	362
*,^	Basin Water, Inc.	409,788	361
	NN, Inc.	271,630	342
*	P.A.M. Transportation Services, Inc.	61,408	337
*	PowerSecure International, Inc.	97,948	335
*	Fushi Copperweld, Inc.	67,386	323
*	NCI Building Systems, Inc.	140,247	311
*	Pinnacle Airlines Corp.	223,506	311
*	COMSYS IT Partners Inc.	134,426	297

	L.S. Starrett Co. Class A	45,283	283
*	Quality Distribution Inc.	141,798	281
*	Hudson Highland Group, Inc.	245,099	272
*	Park-Ohio Holdings Corp.	83,209	271
*	Dollar Thrifty Automotive Group, Inc.	217,894	253
	Wabash National Corp.	203,360	250
*	TriMas Corp.	132,874	233
*	Active Power, Inc.	386,650	232
*	Acco Brands Corp.	223,510	219
	VSE Corp.	8,201	219
*	Patriot Transportation Holding, Inc.	3,280	204
	Hardinge, Inc.	69,189	193
	Hubbell Inc. Class A	7,600	192
*	Protection One, Inc.	52,830	169
	Sauer-Danfoss, Inc.	67,171	164
	Macquarie Infrastructure Co. LLC	117,808	163
*	Xerium Technologies Inc.	226,723	152
*	AMREP Corp.	9,612	151
*	Raytheon Co. Warrants Exp. 6/16/11	19,938	134
*,^	Akeena Solar, Inc.	119,232	134
*	Avis Budget Group, Inc.	136,150	124
*	Paragon Technologies, Inc.	46,135	112
*	Air Transport Services Group Inc.	142,059	109
*,^	Ascent Solar Technologies, Inc.	26,004	106
*	China Architectural Engineering Inc.	104,062	102
*	SL Industries, Inc.	20,500	95
	Sypris Solutions, Inc.	85,491	85
*,^	Medis Technology Ltd.	188,607	83
*	Innotrac Corp.	73,631	73
*	Applied Energetics, Inc.	287,190	66
*	CAI International Inc.	17,700	50
*	Nashua Corp.	43,876	44
*	Covenant Transport, Inc.	18,365	36
*	Commercial Vehicle Group Inc.	52,570	29
*	Advanced Environmental Recycling Technologies, Inc.	78,953	26
*	Environmental Tectonics Corp.	19,900	18
*	Arotech Corp.	4,845	4
*	ExpressJet Holdings, Inc.	869	1
*	BMC Industries, Inc.	211,416	—
			7,789,020
Information Technology (18.0%)
	Microsoft Corp.	72,026,517	1,323,127
	International Business Machines Corp.	12,086,549	1,171,066
*	Cisco Systems, Inc.	52,675,509	883,368
*	Apple Inc.	7,997,382	840,685
	Intel Corp.	50,038,703	753,082
*	Google Inc.	2,154,938	750,048
	Hewlett-Packard Co.	22,033,544	706,395

*	Oracle Corp.	37,097,783	670,357
	QUALCOMM Inc.	14,893,590	579,510
	Visa Inc.	4,039,267	224,583
*	EMC Corp.	18,359,728	209,301
	Texas Instruments, Inc.	11,663,306	192,561
	Corning, Inc.	13,983,638	185,563
	Automatic Data Processing, Inc.	4,569,265	160,655
*	Yahoo! Inc.	11,860,432	151,932
	Accenture Ltd.	5,512,869	151,549
*	Dell Inc.	15,856,723	150,322
	MasterCard, Inc. Class A	796,594	133,414
	Applied Materials, Inc.	12,070,408	129,757
*	eBay Inc.	9,765,036	122,649
*	Symantec Corp.	7,521,353	112,369
*	Adobe Systems, Inc.	4,776,799	102,176
	Motorola, Inc.	20,389,673	86,248
	Western Union Co.	6,437,798	80,923
*	Broadcom Corp.	4,018,788	80,295
	Paychex, Inc.	2,921,444	74,993
*	Intuit, Inc.	2,756,740	74,432
*	Juniper Networks, Inc.	4,749,771	71,532
	CA, Inc.	3,730,677	65,697
*	Activision Blizzard, Inc.	5,362,764	56,095
*	BMC Software, Inc.	1,687,847	55,699
*	Cognizant Technology Solutions Corp.	2,620,743	54,485
*	Fiserv, Inc.	1,441,735	52,566
*	Electronic Arts Inc.	2,888,172	52,536
	Analog Devices, Inc.	2,621,425	50,515
*	Computer Sciences Corp.	1,364,039	50,251
*	Agilent Technologies, Inc.	3,217,786	49,457
*	Sun Microsystems, Inc.	6,649,755	48,676
	Xilinx, Inc.	2,466,260	47,254
	Altera Corp.	2,677,875	46,997
*	NVIDIA Corp.	4,760,453	46,938
*	McAfee Inc.	1,374,416	46,043
	Linear Technology Corp.	1,997,046	45,892
	Tyco Electronics Ltd.	4,119,890	45,484
	Amphenol Corp. Class A	1,582,244	45,078
*	NetApp, Inc.	2,948,632	43,758
*	Marvell Technology Group Ltd.	4,676,329	42,835
*	Affiliated Computer Services, Inc. Class A	819,809	39,261
*	Western Digital Corp.	1,995,852	38,600
*	Citrix Systems, Inc.	1,636,901	37,059
	Xerox Corp.	7,798,573	35,484
	Harris Corp.	1,213,166	35,109
	Microchip Technology, Inc.	1,639,610	34,743
*	Autodesk, Inc.	2,040,499	34,301
*	MEMC Electronic Materials, Inc.	2,023,052	33,360

*	VeriSign, Inc.	1,749,989	33,022
*	SAIC, Inc.	1,734,983	32,392
	Fidelity National Information Services, Inc.	1,710,785	31,136
*	Red Hat, Inc.	1,726,871	30,807
*	salesforce.com, inc.	935,233	30,610
	KLA-Tencor Corp.	1,523,037	30,461
*	Akamai Technologies, Inc.	1,524,998	29,585
*	Micron Technology, Inc.	6,877,862	27,924
*	Synopsys, Inc.	1,299,863	26,946
	Seagate Technology	4,400,019	26,444
	Lender Processing Services, Inc.	859,518	26,310
*	SanDisk Corp.	2,039,511	25,800
*	Teradata Corp.	1,585,289	25,713
*	LAM Research Corp.	1,125,481	25,627
*	FLIR Systems, Inc.	1,188,918	24,349
	Global Payments Inc.	722,303	24,132
*	Avnet, Inc.	1,356,712	23,756
	Broadridge Financial Solutions LLC	1,273,486	23,700
*	Hewitt Associates, Inc.	764,485	22,751
*	Sybase, Inc.	730,414	22,124
*,^	Alliance Data Systems Corp.	582,214	21,513
	National Semiconductor Corp.	2,068,933	21,248
*	Flextronics International Ltd.	7,304,230	21,109
	Total System Services, Inc.	1,507,461	20,818
*	Arrow Electronics, Inc.	1,074,922	20,488
^	FactSet Research Systems Inc.	406,312	20,312
*	ANSYS, Inc.	768,168	19,281
*	Nuance Communications, Inc.	1,641,429	17,826
*	LSI Corp.	5,823,471	17,703
*	Equinix, Inc.	303,249	17,027
*	Ingram Micro, Inc. Class A	1,335,970	16,887
*,^	Cree, Inc.	717,048	16,872
*	Advanced Micro Devices, Inc.	5,481,301	16,718
*	Macrovision Solutions Corp.	929,662	16,539
*	Trimble Navigation Ltd.	1,079,126	16,489
*	Metavante Technologies	808,315	16,134
*	Dolby Laboratories Inc.	470,125	16,036
*	Tellabs, Inc.	3,408,998	15,613
*	Mettler-Toledo International Inc.	302,156	15,510
*	F5 Networks, Inc.	719,588	15,075
*	Solera Holdings, Inc.	595,775	14,763
*	Itron, Inc.	311,230	14,737
*	Novellus Systems, Inc.	883,204	14,688
*	Compuware Corp.	2,227,623	14,680
*	Varian Semiconductor Equipment Associates, Inc.	655,617	14,201
*	Atmel Corp.	3,841,133	13,943
*	ON Semiconductor Corp.	3,523,499	13,742
*	MICROS Systems, Inc.	726,326	13,619

*	Novell, Inc.	3,128,375	13,327
*	IAC/InterActiveCorp	864,159	13,161
*	QLogic Corp.	1,161,352	12,914
	Intersil Corp.	1,109,473	12,759
	Diebold, Inc.	597,532	12,757
*	PMC Sierra Inc.	1,995,428	12,731
*	Skyworks Solutions, Inc.	1,491,358	12,020
*	Lexmark International, Inc.	709,065	11,962
*	NeuStar, Inc. Class A	712,830	11,940
*	DST Systems, Inc.	335,370	11,611
*	Polycom, Inc.	751,750	11,569
*	Brocade Communications Systems, Inc.	3,352,267	11,565
*	3Com Corp.	3,674,341	11,354
*	NCR Corp.	1,425,082	11,329
	Jack Henry & Associates Inc.	688,290	11,233
*	SINA.com	479,650	11,152
*	Zebra Technologies Corp. Class A	571,062	10,862
*	Informatica Corp.	793,953	10,528
*	Perot Systems Corp.	816,523	10,517
*	VistaPrint Ltd.	382,177	10,506
*	Parametric Technology Corp.	1,049,040	10,469
*	Silicon Laboratories Inc.	395,876	10,451
*,^	Sohu.com Inc.	243,668	10,066
*	InterDigital, Inc.	389,795	10,065
*	Digital River, Inc.	335,753	10,012
	National Instruments Corp.	535,769	9,992
*	Tech Data Corp.	455,593	9,923
*	CACI International, Inc.	270,423	9,868
*	Cadence Design Systems, Inc.	2,347,231	9,858
	Molex, Inc.	701,997	9,645
*	TIBCO Software Inc.	1,626,729	9,549
*	VMware Inc.	404,268	9,549
	Jabil Circuit, Inc.	1,625,518	9,038
*	Convergys Corp.	1,104,969	8,928
*,^	Palm, Inc.	1,029,678	8,876
*	CyberSource Corp.	599,127	8,873
*	International Rectifier Corp.	656,728	8,872
*	Cypress Semiconductor Corp.	1,309,676	8,866
*	j2 Global Communications, Inc.	397,407	8,699
*	Anixter International Inc.	270,645	8,574
*	Blackboard Inc.	269,293	8,547
*	Microsemi Corp.	733,903	8,513
	ADTRAN Inc.	507,541	8,227
*	Arris Group Inc.	1,107,922	8,165
*	ManTech International Corp.	193,612	8,112
*	Rambus Inc.	855,496	8,093
*	Atheros Communications, Inc.	544,688	7,985
*	Omniture, Inc.	594,045	7,835

*,^	Synaptics Inc.	290,686	7,779
*	Quest Software, Inc.	602,810	7,644
*	FormFactor Inc.	419,929	7,567
^	Quality Systems, Inc.	167,128	7,563
*	Semtech Corp.	559,748	7,473
*	CommScope, Inc.	642,224	7,296
*	Concur Technologies, Inc.	378,202	7,258
*	Tekelec	540,899	7,156
*	Integrated Device Technology Inc.	1,531,447	6,968
*	Ariba, Inc.	784,282	6,847
	Molex, Inc. Class A	532,295	6,728
*	ValueClick, Inc.	788,735	6,712
*	Teradyne, Inc.	1,529,488	6,699
*	Benchmark Electronics, Inc.	593,605	6,648
*	Gartner, Inc. Class A	599,532	6,601
	MAXIMUS, Inc.	165,436	6,594
*	EarthLink, Inc.	986,054	6,478
*	Wright Express Corp.	353,003	6,432
*	Ciena Corp.	816,975	6,356
*	Riverbed Technology, Inc.	485,608	6,352
*	JDS Uniphase Corp.	1,941,041	6,308
*	TiVo Inc.	887,666	6,249
*	Progress Software Corp.	359,736	6,245
	Fair Isaac, Inc.	440,707	6,201
*	Starent Networks Corp.	383,014	6,055
*	Cymer, Inc.	269,366	5,996
*	Genpact, Ltd.	675,982	5,989
*	ACI Worldwide, Inc.	314,858	5,904
*	Tessera Technologies, Inc.	440,065	5,884
	Take-Two Interactive Software, Inc.	699,986	5,845
*,^	Advent Software, Inc.	171,991	5,729
*	EchoStar Corp.	382,871	5,678
*	Harmonic, Inc.	868,736	5,647
*	SRA International, Inc.	382,978	5,630
*	Net 1 UEPS Technologies, Inc.	368,980	5,612
*	Comtech Telecommunications Corp.	226,431	5,609
*	MKS Instruments, Inc.	377,137	5,533
*	Vishay Intertechnology, Inc.	1,551,968	5,401
	Plantronics, Inc.	440,327	5,315
*	FEI Co.	338,537	5,224
*	ViaSat, Inc.	250,011	5,205
*	Mercadolibre Inc.	276,009	5,120
*	Cabot Microelectronics Corp.	211,673	5,086
*	Neutral Tandem, Inc.	206,258	5,076
*	Euronet Worldwide, Inc.	388,007	5,067
*	Infinera Corp.	682,335	5,049
	Acxiom Corp.	674,326	4,990
*	EPIQ Systems, Inc.	275,517	4,968

*	Avocent Corp.	408,961	4,965
*	Websense, Inc.	409,173	4,910
*	Plexus Corp.	355,018	4,906
*	Cogent Inc.	404,087	4,809
*	Sycamore Networks, Inc.	1,789,699	4,778
*	Hittite Microwave Corp.	152,441	4,756
*	TeleTech Holdings, Inc.	435,834	4,746
	Cognex Corp.	352,839	4,710
*	Lawson Software, Inc.	1,104,941	4,696
*	Intermec, Inc.	447,502	4,654
	Syntel, Inc.	225,798	4,647
*	ADC Telecommunications, Inc.	1,032,099	4,531
*	Tyler Technologies, Inc.	308,630	4,515
*	Electronics for Imaging, Inc.	460,431	4,512
*	CSG Systems International, Inc.	315,144	4,500
*	Verigy Ltd.	530,782	4,379
	Blackbaud, Inc.	372,026	4,319
*	SPSS, Inc.	151,911	4,319
*	Netlogic Microsystems Inc.	155,424	4,271
*	ATMI, Inc.	276,529	4,267
*	Zoran Corp.	472,728	4,160
*	Fairchild Semiconductor International, Inc.	1,102,659	4,113
*,^	Data Domain, Inc.	319,898	4,021
*	Wind River Systems Inc.	626,853	4,012
*	Rofin-Sinar Technologies Inc.	246,084	3,967
*	Manhattan Associates, Inc.	226,692	3,926
*	DTS Inc.	161,180	3,878
*	L-1 Identity Solutions Inc.	756,947	3,868
*	Commvault Systems, Inc.	348,466	3,823
*	Sigma Designs, Inc.	307,025	3,819
	AVX Corp.	417,957	3,795
*	Telecommunication Systems, Inc.	407,864	3,740
*	Sonus Networks, Inc.	2,380,037	3,737
*	Emulex Corp.	740,173	3,723
*	AsiaInfo Holdings, Inc.	219,680	3,702
*	DealerTrack Holdings Inc.	279,339	3,659
*	Blue Coat Systems, Inc.	302,787	3,636
*	ScanSource, Inc.	193,615	3,597
*	Sapient Corp.	785,152	3,510
*	Mentor Graphics Corp.	786,707	3,493
	Micrel, Inc.	492,499	3,467
*	TriQuint Semiconductor, Inc.	1,401,425	3,462
*	Coherent, Inc.	199,970	3,449
*	OmniVision Technologies, Inc.	512,971	3,447
	Black Box Corp.	144,305	3,407
*	NETGEAR, Inc.	280,877	3,385
*	Rogers Corp.	178,213	3,365
*	JDA Software Group, Inc.	290,531	3,356

*	The Ultimate Software Group, Inc.	192,435	3,321
*	Loral Space and Communications Ltd.	154,121	3,292
*	VeriFone Holdings, Inc.	480,844	3,270
*	RF Micro Devices, Inc.	2,451,455	3,260
*	Checkpoint Systems, Inc.	359,659	3,226
*	Ultratech, Inc.	254,603	3,180
*	Monolithic Power Systems	203,540	3,155
*	Amkor Technology, Inc.	1,141,312	3,059
*	S1 Corp.	577,795	2,976
*	Forrester Research, Inc.	144,057	2,962
*	Avid Technology, Inc.	323,469	2,956
*	Standard Microsystem Corp.	158,083	2,940
*	Synchronoss Technologies, Inc.	237,916	2,917
*	Global Cash Access, Inc.	758,476	2,897
	MTS Systems Corp.	124,808	2,839
	United Online, Inc.	628,322	2,802
*	Diodes Inc.	257,930	2,737
*	SYNNEX Corp.	138,207	2,719
*	Echelon Corp.	333,183	2,695
*	OSI Systems Inc.	176,171	2,688
*	DG FastChannel Inc.	141,394	2,654
*	TTM Technologies, Inc.	456,751	2,649
*	Cavium Networks, Inc.	228,528	2,637
	Park Electrochemical Corp.	147,671	2,552
*	The Knot, Inc.	308,596	2,530
*,^	Bankrate, Inc.	100,346	2,504
*	Cirrus Logic, Inc.	658,058	2,474
*	Applied Micro Circuits Corp.	506,295	2,461
	Imation Corp.	319,607	2,445
*	GSI Commerce, Inc.	185,199	2,426
*	Move, Inc.	1,646,019	2,387
*	Taleo Corp. Class A	200,074	2,365
*	RealNetworks, Inc.	1,012,251	2,359
*	MicroStrategy Inc.	68,615	2,346
*	Brightpoint, Inc.	542,974	2,324
*	ComScore Inc.	184,245	2,228
*	Advanced Energy Industries, Inc.	294,662	2,219
*	BigBand Networks Inc.	335,872	2,200
*	Universal Display Corp.	238,990	2,192
*	Art Technology Group, Inc.	858,581	2,189
*	Supertex, Inc.	94,184	2,176
*	SonicWALL, Inc.	486,473	2,170
	IXYS Corp.	264,357	2,131
*	Ixia	412,112	2,131
*	RightNow Technologies Inc.	281,095	2,128
*	Online Resources Corp.	501,455	2,111
	Pegasystems Inc.	109,869	2,040
*	Actel Corp.	201,298	2,037

*	Novatel Wireless, Inc.	361,238	2,030
*	Brooks Automation, Inc.	439,896	2,028
*	Littelfuse, Inc.	183,748	2,019
*	THQ Inc.	660,053	2,007
*	SAVVIS, Inc.	323,178	2,000
*	Limelight Networks Inc.	596,989	2,000
*	Adaptec, Inc.	823,260	1,976
*	Volterra Semiconductor Corp.	233,519	1,971
*	3PAR, Inc.	295,895	1,944
*	FARO Technologies, Inc.	144,623	1,944
*	NVE Corp.	67,465	1,944
*	Silicon Image, Inc.	793,666	1,905
*	InfoSpace, Inc.	364,990	1,898
*	ExlService Holdings, Inc.	218,743	1,886
*	EMS Technologies, Inc.	106,506	1,860
*	Symyx Technologies, Inc.	417,615	1,858
*	Smith Micro Software, Inc.	355,141	1,857
*	Exar Corp.	297,334	1,855
*	STEC Inc.	251,459	1,853
*	Internet Capital Group Inc.	443,489	1,787
	NIC Inc.	340,777	1,772
*	Netezza Corp.	258,618	1,759
*	Symmetricom Inc.	493,157	1,726
	Daktronics, Inc.	263,416	1,725
*	Vignette Corp.	256,963	1,717
	Heartland Payment Systems, Inc.	257,793	1,704
*	VASCO Data Security International, Inc.	291,493	1,682
*	Veeco Instruments, Inc.	245,871	1,640
*	Globecomm Systems, Inc.	282,995	1,639
*	Bottomline Technologies, Inc.	247,732	1,630
*	OpenTV Corp.	1,072,843	1,620
*	Entrust, Inc.	1,058,933	1,599
*,^	Stratasys, Inc.	191,540	1,584
*	Comverge Inc.	227,717	1,583
*	Integral Systems, Inc.	183,594	1,579
*	Newport Corp.	355,701	1,572
*	Maxwell Technologies, Inc.	223,205	1,551
*	Epicor Software Corp.	406,505	1,549
*,^	LoopNet, Inc.	254,024	1,544
*	MSC Software Corp.	271,323	1,530
*	Silicon Storage Technology, Inc.	925,793	1,528
*	Internet Brands Inc.	257,465	1,511
*	Vocus, Inc.	113,394	1,507
*	SuccessFactors Inc.	192,233	1,467
*	Anaren, Inc.	133,222	1,457
*	Catapult Communications Corp.	207,858	1,449
*	Mercury Computer Systems, Inc.	261,175	1,444
*	Rimage Corp.	108,130	1,444

*	Electro Scientific Industries, Inc.	243,105	1,439
*	Oplink Communications, Inc.	183,863	1,416
*	Pericom Semiconductor Corp.	193,529	1,415
*	Switch and Data Inc.	161,006	1,412
*	Kulicke & Soffa Industries, Inc.	532,095	1,394
*	Advanced Analogic Technologies, Inc.	383,610	1,381
*	Digi International, Inc.	178,578	1,370
	Electro Rent Corp.	141,736	1,366
*	SeaChange International, Inc.	238,038	1,362
*	DivX, Inc.	268,573	1,351
*	Kopin Corp.	563,190	1,307
*	ArcSight, Inc.	101,470	1,296
	Cass Information Systems, Inc.	39,699	1,287
*	Extreme Networks, Inc.	837,439	1,273
*	Constant Contact, Inc.	90,901	1,272
*	Sanmina-SCI Corp.	4,119,765	1,257
*	Terremark Worldwide, Inc.	465,472	1,252
*	KVH Industries, Inc.	251,197	1,246
	Bel Fuse, Inc. Class B	92,273	1,240
*	TNS Inc.	150,755	1,233
*	Multi-Fineline Electronix, Inc.	72,827	1,226
*	Cogo Group, Inc.	182,919	1,222
*	SupportSoft, Inc.	627,582	1,205
*	Insight Enterprises, Inc.	389,500	1,192
*	NetScout Systems, Inc.	166,373	1,191
*	NCI, Inc.	45,587	1,185
*	MIPS Technologies, Inc.	395,747	1,160
*	Soapstone Networks Inc.	321,859	1,152
*	RadiSys Corp.	189,508	1,148
*	Ciber, Inc.	415,454	1,134
*	Kenexa Corp.	208,234	1,122
*	infoGROUP, Inc.	268,695	1,118
*	Ceva, Inc.	152,697	1,112
*	OPNET Technologies, Inc.	127,091	1,102
*	IPG Photonics Corp.	129,382	1,089
*	Chordiant Software, Inc.	356,259	1,079
	Agilysys, Inc.	249,423	1,073
*	DemandTec, Inc.	121,658	1,065
*	NetSuite Inc.	93,581	1,054
*	Finisar Corp.	2,388,652	1,051
	iGATE Corp.	323,631	1,049
*	Lattice Semiconductor Corp.	738,899	1,020
*	Harris Stratex Networks, Inc. Class A	263,708	1,015
	American Software, Inc. Class A	192,374	1,014
*	WebMD Health Corp. Class A	45,394	1,012
*	Dynamics Research Corp.	139,611	1,011
*	Unisys Corp.	1,889,633	1,001
*	ShoreTel, Inc.	231,911	1,000

*	Rackable Systems Inc.	245,917	998
*	DSP Group Inc.	229,056	990
*	Intevac, Inc.	188,898	984
*	Ebix, Inc.	37,970	944
*	Keynote Systems Inc.	118,294	938
*	Measurement Specialties, Inc.	226,519	926
*	Quantum Corp.	1,382,331	926
*	UTStarcom, Inc.	1,170,057	913
*	PROS Holdings, Inc.	196,075	912
	CTS Corp.	249,798	902
*	Trident Microsystems, Inc.	614,830	898
	Cohu, Inc.	122,851	885
*	Virage Logic Corp.	270,391	879
*	SourceForge Inc.	1,057,332	878
*	Aruba Networks, Inc.	278,733	875
*	LoJack Corp.	192,096	870
	Renaissance Learning, Inc.	93,861	842
	Methode Electronics, Inc. Class A	232,898	834
*	Safeguard Scientifics, Inc.	1,501,293	826
*	Tollgrade Communications, Inc.	140,698	816
*	Lionbridge Technologies, Inc.	830,970	814
*	LeCroy Corp.	255,316	802
*	LivePerson, Inc.	350,632	796
*	Entegris Inc.	922,380	793
*,^	EMCORE Corp.	1,044,387	783
	Imergent, Inc.	173,277	780
*,^	Travelzoo, Inc.	123,120	777
*	Perficient, Inc.	141,477	764
*	Web.com Group, Inc.	229,498	762
*	Monotype Imaging Holdings Inc.	203,450	761
*	Techwell, Inc.	119,611	755
*	Double-Take Software Inc.	111,600	754
*	Telular Corp.	420,969	749
*	The Hackett Group Inc.	370,798	749
*	Acme Packet, Inc.	123,300	748
*	Compellent Technologies, Inc.	68,816	747
*	SRS Labs, Inc.	151,754	747
*	White Electronic Designs Corp.	186,103	746
*	Smart Modular Technologies Inc.	536,778	741
*	Hughes Communications Inc.	61,319	738
	PC-Tel, Inc.	170,481	733
*	ModusLink Global Solutions, Inc.	282,676	732
*	FalconStor Software, Inc.	305,084	729
*	Liquidity Services, Inc.	104,174	728
*	Gerber Scientific, Inc.	298,370	713
*	Interactive Intelligence Inc.	77,456	702
*	MoneyGram International, Inc.	590,206	696
*	Ness Technologies Inc.	233,859	690

*	Microtune, Inc.	378,848	689
*	Spectrum Control, Inc.	96,703	680
*	Radiant Systems, Inc.	153,311	676
*,^	Zix Corp.	652,306	672
*	DDi Corp.	214,641	661
*,^	Research Frontiers, Inc.	146,137	656
*	California Micro Devices Corp.	269,537	655
*	Network Equipment Technologies, Inc.	182,244	645
*	MRV Communications Inc.	2,070,249	642
*	Hypercom Corp.	666,695	640
*	Zygo Corp.	139,138	639
*	GSE Systems, Inc.	104,611	622
*	Internap Network Services Corp.	228,335	614
*	Rudolph Technologies, Inc.	202,447	613
*	PAR Technology Corp.	114,957	591
*	Concurrent Computer Corp.	156,220	566
*	PC Mall, Inc.	123,233	559
*	Nu Horizons Electronics Corp.	277,427	555
*	Orbcomm, Inc.	375,812	552
*	Startek, Inc.	177,188	549
*	OpNext, Inc.	320,634	548
*	hi/fn, Inc.	134,567	533
	Technitrol, Inc.	308,700	528
*	Integrated Silicon Solution, Inc.	344,816	521
	Marchex, Inc.	150,376	517
*	SiRF Technology Holdings, Inc.	223,586	514
*	PLX Technology, Inc.	236,468	513
*	Openwave Systems Inc.	509,767	494
*	iPass Inc.	493,586	494
*	Bookham, Inc.	1,130,731	486
*	Datalink Corp.	166,369	481
*	Edgewater Technology, Inc.	170,656	478
*	Computer Task Group, Inc.	138,086	476
*	Rubicon Technology, Inc.	89,482	475
*	LTX-Credence Corp.	1,692,509	474
	Richardson Electronics, Ltd.	139,185	470
*	Aware, Inc.	223,097	468
*	Magma Design Automation, Inc.	620,622	465
*,^	ParkerVision, Inc.	272,455	460
*	Actuate Software Corp.	148,418	454
*	Hutchinson Technology, Inc.	173,227	450
*	MoSys, Inc.	235,920	448
*	Pervasive Software Inc.	114,350	446
*	PC Connection, Inc.	116,682	443
*	TechTeam Global, Inc.	90,812	443
*	Callidus Software Inc.	152,580	442
*	QuickLogic Corp.	247,891	439
*	Isilon Systems Inc.	197,128	434

*	Super Micro Computer Inc.	86,827	427
*	I.D. Systems, Inc.	104,902	426
*	Performance Technologies, Inc.	163,352	423
*	Lasercard Corp.	170,250	415
*	Presstek, Inc.	200,422	415
*	Cray, Inc.	118,024	413
*	Saba Software, Inc.	239,684	405
*	CyberOptics Corp.	82,437	404
	Keithley Instruments Inc.	118,202	401
*	Airvana, Inc.	66,167	387
*	Mindspeed Technologies Inc.	304,243	377
*	Mattson Technology, Inc.	447,071	376
*	TranSwitch Corp.	1,243,641	373
*	Immersion Corp.	125,586	368
*	Semitool, Inc.	132,071	367
*	ANADIGICS, Inc.	172,353	357
	TheStreet.com, Inc.	176,073	347
*	Sumtotal Systems Inc.	205,125	347
*	RAE Systems, Inc.	732,830	344
	QAD Inc.	133,907	339
*,^	On2 Technologies, Inc.	1,106,806	332
*	Phoenix Technologies Ltd.	201,905	327
*	TransAct Technologies Inc.	122,009	316
*	Photronics, Inc.	324,071	311
*	Sonic Solutions, Inc.	251,277	302
*	Powerwave Technologies, Inc.	495,489	294
*	Ramtron International Corp.	286,101	286
*,^	X-Rite Inc.	270,315	281
*	Tier Technologies, Inc.	59,360	275
*	Ditech Networks Inc.	240,802	248
*	ActivIdentity Corp.	114,045	234
*	InFocus Corp.	356,494	214
*	Frequency Electronics, Inc.	63,089	209
*	BSQUARE Corp.	121,429	206
*	EFJ, Inc.	268,122	201
*	PDF Solutions, Inc.	125,033	198
*	Rainmaker Systems, Inc.	318,962	195
*	SCM Microsystems, Inc.	74,532	190
*	PLATO Learning, Inc.	106,351	189
*	CPI International, Inc.	19,645	185
*	LookSmart, Ltd.	169,161	173
*	Axcelis Technologies, Inc.	443,758	169
*	Evolving Systems, Inc.	125,807	164
*	Comarco, Inc.	94,810	161
*	Dice Holdings Inc.	56,727	158
	Selectica, Inc.	335,788	138
*	American Technology Corp.	178,297	132
	Bel Fuse, Inc. Class A	10,580	132

*	Video Display Corp.	48,365	125
*	Network Engines, Inc.	227,352	118
*	Allen Organ Co. Escrow Shares	11,462	118
*	GTSI Corp.	30,241	117
*	Leadis Technology Inc.	191,644	113
*	Entropic Communications Inc.	149,326	110
*	iGo, Inc.	185,915	104
	Gevity HR, Inc.	25,689	101
*,^	Wave Systems Corp. Class A	183,885	101
*	Calamp Corp.	178,061	98
*	Planar Systems, Inc.	142,136	97
*	WebMediaBrands Inc.	217,997	87
*	Lantronix, Inc.	182,643	84
*,^	Access Intergrated Technologies Inc.	130,962	81
*	Newtek Business Services, Inc.	201,851	79
*	Nanometrics Inc.	63,769	77
*	Henry Bros. Electronics, Inc.	9,700	71
*	Zhone Technologies	364,247	70
*	Borland Software Corp.	145,561	67
*	Analysts International Corp.	148,261	67
*	Intelli-Check Inc.	49,851	60
*	Convera Corp.	309,351	57
*	Ultra Clean Holdings, Inc.	51,061	55
*	Sourcefire Inc.	7,300	53
*	Management Network Group Inc.	126,767	39
*	Avanex Corp.	21,883	38
*	Airspan Networks Inc.	193,638	37
*	Autobytel Inc.	136,187	37
*	FSI International, Inc.	111,758	36
*	AuthentiDate Holding Corp.	88,943	36
*	Wireless Telecom Group, Inc.	98,580	34
*	Miva Inc.	139,637	34
*	Ikanos Communications, Inc.	18,119	26
*	Merix Corp.	85,484	24
*,^	Telkonet, Inc.	151,338	21
*	Conexant Systems, Inc.	30,343	20
*	Pixelworks, Inc.	30,519	19
*	Digital Angel Corp.	27,400	19
*	Endwave Corp.	9,266	18
*	Silicon Graphics Inc.	28,283	12
*	Westell Technologies, Inc.	39,031	11
*	Asyst Technologies, Inc.	37,663	11
*	Livewire Movile, Inc.	60,638	7
*	AuthenTec, Inc.	4,326	6
*	ICx Technologies, Inc.	1,245	5
*	Nextwave Wireless Inc.	26,666	4
*	Information Services Group, Inc.	688	2
			13,754,078

Materials (3.6%)
	Monsanto Co.	4,929,578	409,648
	Newmont Mining Corp. (Holding Co.)	4,255,996	190,498
	Praxair, Inc.	2,774,576	186,701
	E.I. du Pont de Nemours & Co.	8,118,162	181,279
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,397,596	129,482
	Nucor Corp.	2,824,552	107,813
	Air Products & Chemicals, Inc.	1,885,445	106,056
	Rohm & Haas Co.	1,141,494	89,995
	Ecolab, Inc.	2,143,029	74,427
	Dow Chemical Co.	8,310,768	70,060
	Alcoa Inc.	8,549,067	62,750
	The Mosaic Co.	1,398,890	58,725
	PPG Industries, Inc.	1,478,020	54,539
	Weyerhaeuser Co.	1,902,098	52,441
	Vulcan Materials Co.	991,940	43,933
	Sigma-Aldrich Corp.	1,128,979	42,664
	Ball Corp.	810,155	35,161
	CF Industries Holdings, Inc.	486,972	34,638
*	Crown Holdings, Inc.	1,452,886	33,024
	Martin Marietta Materials, Inc.	373,196	29,594
	FMC Corp.	633,331	27,322
	Terra Industries, Inc.	919,646	25,833
	International Paper Co.	3,658,529	25,756
	Airgas, Inc.	656,586	22,199
	United States Steel Corp.	1,047,073	22,125
*	Owens-Illinois, Inc.	1,505,249	21,736
	Lubrizol Corp.	606,895	20,641
	Sealed Air Corp.	1,424,280	19,655
	International Flavors & Fragrances, Inc.	638,113	19,437
	AptarGroup Inc.	608,723	18,956
	Sonoco Products Co.	898,869	18,858
	Bemis Co., Inc.	898,916	18,850
	Cliffs Natural Resources Inc.	1,024,786	18,610
	MeadWestvaco Corp.	1,542,373	18,493
	Eastman Chemical Co.	654,219	17,533
	Celanese Corp. Series A	1,293,062	17,288
*	Pactiv Corp.	1,183,989	17,274
	Allegheny Technologies Inc.	782,393	17,158
	Valspar Corp.	855,075	17,076
	Compass Minerals International, Inc.	292,528	16,490
	Nalco Holding Co.	1,239,614	16,202
	Reliance Steel & Aluminum Co.	595,244	15,673
	RPM International, Inc.	1,161,418	14,785
	Albemarle Corp.	658,711	14,340
	Scotts Miracle-Gro Co.	412,107	14,300
	Royal Gold, Inc.	276,317	12,921
	Silgan Holdings, Inc.	239,855	12,602

	Steel Dynamics, Inc.	1,394,893	12,289
	Packaging Corp. of America	923,428	12,023
	Commercial Metals Co.	1,028,041	11,874
	Olin Corp.	696,184	9,935
	Sensient Technologies Corp.	414,996	9,752
	Eagle Materials, Inc.	394,685	9,571
	Rock-Tenn Co.	328,382	8,883
	Greif Inc. Class A	218,190	7,264
	AK Steel Holding Corp.	1,009,713	7,189
*	Calgon Carbon Corp.	466,359	6,608
	Ashland, Inc.	633,416	6,543
*	Intrepid Potash, Inc.	340,900	6,290
	Cabot Corp.	589,627	6,197
	Schnitzer Steel Industries, Inc. Class A	196,979	6,183
	Cytec Industries, Inc.	408,878	6,141
	Titanium Metals Corp.	1,068,823	5,846
	H.B. Fuller Co.	440,741	5,730
	Minerals Technologies, Inc.	169,161	5,422
	Carpenter Technology Corp.	380,739	5,376
*	OM Group, Inc.	277,823	5,368
*	W.R. Grace & Co.	846,462	5,350
	Texas Industries, Inc.	213,000	5,325
	Worthington Industries, Inc.	608,333	5,299
	NewMarket Corp.	117,686	5,214
	Temple-Inland Inc.	959,491	5,152
	Huntsman Corp.	1,483,663	4,644
*	Coeur d'Alene Mines Corp.	4,644,408	4,366
*	Domtar Corp.	4,548,363	4,321
	Arch Chemicals, Inc.	219,724	4,166
*	Hecla Mining Co.	2,010,742	4,022
	Balchem Corp.	145,709	3,662
	Deltic Timber Corp.	90,801	3,578
	Kaiser Aluminum Corp.	144,210	3,334
	A. Schulman Inc.	219,048	2,968
*	Rockwood Holdings, Inc.	358,470	2,846
	AMCOL International Corp.	186,954	2,774
*	RTI International Metals, Inc.	236,541	2,768
	Schweitzer-Mauduit International, Inc.	133,999	2,474
	Glatfelter	390,256	2,435
	Louisiana-Pacific Corp.	1,044,612	2,330
	Wausau Paper Corp.	436,181	2,294
*	Stillwater Mining Co.	563,589	2,085
	Zep, Inc.	202,553	2,072
*	Horsehead Holding Corp.	373,925	2,057
	Koppers Holdings, Inc.	140,889	2,046
*	Brush Engineered Materials Inc.	146,372	2,030
*	PolyOne Corp.	816,678	1,887
*,^	Zoltek Cos., Inc.	269,060	1,832

*	Allied Nevada Gold Corp.	312,764	1,830
	Westlake Chemical Corp.	123,459	1,806
	Olympic Steel, Inc.	117,985	1,790
*	Solutia Inc.	928,859	1,737
	American Vanguard Corp.	127,300	1,642
	NL Industries, Inc.	163,311	1,633
	Great Northern Iron Ore Properties	18,747	1,474
*	Haynes International, Inc.	77,052	1,373
	Myers Industries, Inc.	215,939	1,326
*	Headwaters Inc.	412,833	1,296
	Stepan Co.	46,353	1,265
*	Landec Corp.	203,641	1,134
*	U.S. Gold Corp.	524,725	1,070
*,^	Altair Nanotechnology Inc.	1,007,034	1,067
	Innophos Holdings Inc.	94,500	1,066
*	AEP Industries, Inc.	67,668	1,033
	A.M. Castle & Co.	111,410	994
*	Graphic Packaging Holding Co.	1,133,643	986
*	LSB Industries, Inc.	92,972	920
*	Omnova Solutions Inc.	516,235	898
*	GenTek, Inc.	50,484	883
	Quaker Chemical Corp.	110,907	881
	Hawkins, Inc.	55,020	849
*	Clearwater Paper Corp.	94,157	756
	Spartech Corp.	305,085	751
*	Century Aluminum Co.	338,238	714
*	U.S. Concrete, Inc.	356,557	713
	Innospec, Inc.	177,858	671
*	Buckeye Technology, Inc.	297,596	634
*	American Pacific Corp.	115,021	596
*	ICO, Inc.	259,238	534
	Neenah Paper Inc.	145,998	530
	Ferro Corp.	367,318	525
*	Universal Stainless & Alloy Products, Inc.	44,082	426
*	U.S. Energy Corp.	222,922	421
	Penford Corp.	107,302	390
*	Nonophase Technologies Corp.	326,453	294
*	Flotek Industries, Inc.	132,134	207
*	Mercer International Inc.	266,983	176
*,^	General Steel Holdings, Inc.	56,400	148
	Georgia Gulf Corp.	115,318	82
*	General Moly, Inc.	46,342	49
*	Continental Materials Corp.	3,500	49
*	Rock of Ages Corp.	17,900	31
*	AbitibiBowater, Inc.	14,716	8
*	Caraustar Industries, Inc.	14,501	2
	Chemtura Corp.	918	—
*	General Chemical Group Inc.	1	—
			2,781,016

Other (0.1%)
[2]	Miscellaneous Securities		44,686

Telecommunication Services (3.6%)
	AT&T Inc.	53,016,127	1,336,006
	Verizon Communications Inc.	25,554,573	771,748
*	American Tower Corp. Class A	3,568,951	108,603
*	Sprint Nextel Corp.	25,028,262	89,351
*	Crown Castle International Corp.	2,468,788	50,388
	Embarq Corp.	1,279,899	48,444
	Qwest Communications International Inc.	13,800,519	47,198
*	MetroPCS Communications Inc.	1,893,943	32,349
	Windstream Corp.	3,962,329	31,936
	CenturyTel, Inc.	857,198	24,104
*	NII Holdings Inc.	1,494,168	22,413
*	SBA Communications Corp.	945,440	22,029
	Frontier Communications Corp.	2,808,340	20,164
*	Leap Wireless International, Inc.	500,854	17,465
	Telephone & Data Systems, Inc.	658,782	17,464
*	Level 3 Communications, Inc.	14,561,292	13,396
*	tw telecom inc.	1,266,759	11,084
*	Syniverse Holdings Inc.	585,493	9,227
	Telephone & Data Systems, Inc. - Special Common Shares	270,170	6,390
*	Centennial Communications Corp. Class A	739,849	6,111
*	U.S. Cellular Corp.	172,610	5,755
*	Cincinnati Bell Inc.	2,376,351	5,466
	NTELOS Holdings Corp.	289,275	5,248
*	Premiere Global Services, Inc.	526,689	4,645
	Shenandoah Telecommunications Co.	201,093	4,585
*	Cbeyond Inc.	192,259	3,620
	Iowa Telecommunications Services Inc.	287,467	3,294
	Alaska Communications Systems Holdings, Inc.	379,702	2,544
*	Cogent Communications Group, Inc.	331,363	2,386
*	General Communication, Inc.	343,500	2,295
	Consolidated Communications Holdings, Inc.	210,161	2,156
	USA Mobility, Inc.	154,737	1,425
	Atlantic Tele-Network, Inc.	73,097	1,402
*	PAETEC Holding Corp.	891,254	1,283
	Hickory Tech Corp.	214,629	1,155
*	Global Crossing Ltd.	144,473	1,011
*	iPCS, Inc.	89,614	870
	Warwick Valley Telephone Co.	74,807	822
	SureWest Communications	103,536	808
	FairPoint Communications, Inc.	861,643	672
*	TerreStar Corp.	889,716	498
*,^	Vonage Holdings Corp.	1,205,507	482
*,^	8X8 Inc.	725,752	421
*	ICO Global Communications (Holdings) Ltd.	1,190,602	417

	Arbinet Holdings, Inc.	251,630	400
	D&E Communications, Inc.	66,190	356
*	Fibertower Corp.	1,156,695	231
*	iBasis, Inc.	302,250	203
*,^	Globalstar, Inc.	410,571	144
*	IDT Corp. Class B	72,585	84
*	IDT Corp.	21,611	25
*	Virgin Mobile USA, Inc. Class A	5,360	7
			2,740,580
Utilities (4.3%)
	Exelon Corp.	5,918,998	268,663
	Southern Co.	6,968,530	213,376
	FPL Group, Inc.	3,493,302	177,215
	Duke Energy Corp.	11,383,265	163,008
	Dominion Resources, Inc.	5,229,996	162,078
	Public Service Enterprise Group, Inc.	4,553,145	134,181
	PG&E Corp.	3,247,671	124,126
	Entergy Corp.	1,703,370	115,983
	FirstEnergy Corp.	2,742,533	105,862
	Consolidated Edison Inc.	2,461,795	97,512
	PPL Corp.	3,369,962	96,752
	Sempra Energy	2,082,320	96,287
	American Electric Power Co., Inc.	3,630,589	91,709
	Progress Energy, Inc.	2,479,401	89,903
	Edison International	2,784,638	80,225
	Xcel Energy, Inc.	4,039,991	75,265
	Questar Corp.	1,561,604	45,958
	Ameren Corp.	1,904,421	44,164
	Wisconsin Energy Corp.	1,052,983	43,351
	DTE Energy Co.	1,468,854	40,687
	Allegheny Energy, Inc.	1,523,854	35,308
*	NRG Energy, Inc.	1,995,232	35,116
	EQT Corp.	1,119,432	35,072
*	AES Corp.	5,967,330	34,670
	Northeast Utilities	1,554,738	33,567
	Constellation Energy Group, Inc.	1,616,650	33,400
	SCANA Corp.	1,006,845	31,101
	CenterPoint Energy Inc.	2,949,085	30,759
	NSTAR	962,874	30,696
	MDU Resources Group, Inc.	1,572,053	25,373
	Alliant Energy Corp.	995,040	24,568
	Aqua America, Inc.	1,217,592	24,352
	Pepco Holdings, Inc.	1,947,169	24,301
	NiSource, Inc.	2,470,571	24,212
	CMS Energy Corp.	2,038,461	24,135
	Pinnacle West Capital Corp.	908,209	24,122
	DPL Inc.	1,044,842	23,551
	UGI Corp. Holding Co.	972,156	22,953

	TECO Energy, Inc.	1,918,351	21,390
	ONEOK, Inc.	895,194	20,258
	OGE Energy Corp.	836,856	19,934
	NV Energy Inc.	2,110,359	19,816
	National Fuel Gas Co.	642,097	19,693
	ITC Holdings Corp.	447,412	19,516
	Atmos Energy Corp.	821,280	18,988
	AGL Resources Inc.	692,545	18,373
	Integrys Energy Group, Inc.	690,063	17,969
	Energen Corp.	614,458	17,899
	Westar Energy, Inc.	976,629	17,120
	Piedmont Natural Gas, Inc.	661,161	17,117
*	Mirant Corp.	1,410,923	16,085
	WGL Holdings Inc.	451,197	14,799
	Vectren Corp.	692,907	14,613
	Great Plains Energy, Inc.	1,074,848	14,478
	Nicor Inc.	407,686	13,547
	New Jersey Resources Corp.	380,698	12,936
	Cleco Corp.	545,073	11,823
	Portland General Electric Co.	664,571	11,690
	Hawaiian Electric Industries Inc.	815,714	11,208
	American Water Works Co., Inc.	579,503	11,150
	Northwest Natural Gas Co.	238,709	10,365
*	Reliant Energy, Inc.	3,169,665	10,111
	IDACORP, Inc.	410,633	9,592
	South Jersey Industries, Inc.	268,462	9,396
	UniSource Energy Corp.	319,898	9,018
	Southwest Gas Corp.	397,620	8,378
	California Water Service Group	179,444	7,512
	The Laclede Group, Inc.	190,346	7,420
	NorthWestern Corp.	326,700	7,018
	Avista Corp.	492,049	6,780
	CH Energy Group, Inc.	142,502	6,683
	ALLETE, Inc.	244,785	6,533
	PNM Resources Inc.	782,268	6,462
*	Dynegy, Inc.	4,557,418	6,426
	MGE Energy, Inc.	201,377	6,317
	Black Hills Corp.	351,180	6,283
	American States Water Co.	157,887	5,734
*	El Paso Electric Co.	405,515	5,714
	Ormat Technologies Inc.	186,826	5,130
	UIL Holdings Corp.	216,355	4,829
	Empire District Electric Co.	302,726	4,371
	SJW Corp.	141,341	3,594
	Chesapeake Utilities Corp.	70,350	2,144
	Connecticut Water Services, Inc.	98,963	2,007
	Middlesex Water Co.	117,212	1,688
	Central Vermont Public Service Corp.	96,413	1,668

	Consolidated Water Co., Ltd.	141,291	1,533
	Maine & Maritimes Corp.	27,084	948
	The York Water Co.	75,981	939
	Southwest Water Co.	215,406	926
	Unitil Corp.	31,707	637
*	Cadiz Inc.	50,722	405
	Artesian Resources Corp Class A	9,334	131
*	Synthesis Energy Systems, Inc.	33,393	22
*	Pure Cycle Corp.	6,950	20
			3,310,697
Total Common Stocks (Cost $108,863,281)			75,989,763

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund	0.440%	878,676,983		878,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]	Federal Home Loan Bank	0.451%	5/26/09	5,000	4,999
[5,6]	Federal Home Loan Mortgage Corp.	0.230%	4/17/09	8,000	8,000
[5,6]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	12,000	12,000
[5,6]	Federal Home Loan Mortgage Corp.	0.200%	5/6/09	5,000	4,999
[5,6]	Federal National Mortgage Assn.	0.541%	7/30/09	40,000	39,970
					69,968
Total Temporary Cash Investments (Cost $948,588)					948,645
Total Investments (100.8%) (Cost $109,811,869)					76,938,408
Other Assets and Liabilities-Net (-0.8%)[4]					(573,808)
Net Assets (100%)					76,364,600

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $476,482,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $520,350,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $69,968,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $109,721,805,000. Net unrealized depreciation of investment securities for tax purposes was $32,783,397,000, consisting of unrealized gains of $3,424,359,000 on securities that had risen in value since their purchase and $36,207,756,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	1,120	47,185	2,112
S&P 500 Index	913	181,413	17,681
E-mini S&P 500 Index	2,400	95,376	(1,847)
S&P MidCap 400 Index	92	22,444	1,665

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	76,868,377	19,611
Level 2- Other significant observable inputs	70,031	-
Level 3- Significant unobservable inputs	-	-
Total	76,938,408	19,611

Vanguard Value Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (7.5%)
	Home Depot, Inc.	3,650,393	86,003
	The Walt Disney Co.	3,779,343	68,633
	Time Warner Inc.	2,570,097	49,603
	News Corp., Class A	3,900,918	25,824
*	Liberty Media Corp.	1,060,180	21,151
	Carnival Corp.	939,217	20,287
*,^	Time Warner Cable Inc.	755,082	18,726
	Johnson Controls, Inc.	1,277,050	15,325
	The Gap, Inc.	1,070,346	13,904
*,^	Ford Motor Co.	4,234,646	11,137
	Sherwin-Williams Co.	213,657	11,104
	VF Corp.	189,301	10,811
	Genuine Parts Co.	342,719	10,234
	Darden Restaurants Inc.	283,257	9,704
	J.C. Penney Co., Inc. (Holding Co.)	453,534	9,102
	Mattel, Inc.	770,381	8,882
	Advance Auto Parts, Inc.	203,608	8,364
	Macy's Inc.	903,981	8,045
	Fortune Brands, Inc.	322,238	7,911
	News Corp., Class B	943,966	7,269
*,^	Sears Holdings Corp.	149,435	6,831
	Hasbro, Inc.	269,335	6,752
^	Harley-Davidson, Inc.	500,455	6,701
	H & R Block, Inc.	363,801	6,618
	D. R. Horton, Inc.	612,527	5,941
	International Game Technology	633,452	5,840
	Limited Brands, Inc.	657,224	5,718
	Pulte Homes, Inc.	470,391	5,141
	BorgWarner, Inc.	248,869	5,052
	Starwood Hotels & Resorts Worldwide, Inc.	393,456	4,997
	American Eagle Outfitters, Inc.	398,338	4,876
	CBS Corp.	1,269,685	4,876
	Whirlpool Corp.	158,031	4,676
	Washington Post Co. Class B	13,024	4,651
	The Stanley Works	152,492	4,441
	Leggett & Platt, Inc.	335,757	4,361
	Black & Decker Corp.	129,250	4,079
*	AutoNation, Inc.	285,130	3,958
*	Expedia, Inc.	421,294	3,825
	Newell Rubbermaid, Inc.	595,814	3,801
*	Mohawk Industries, Inc.	125,030	3,735

*	Liberty Media Corp.-Interactive Series A	1,213,017	3,518
	Foot Locker, Inc.	333,156	3,491
	Autoliv, Inc.	178,304	3,311
	Brinker International, Inc.	218,895	3,305
*	The Goodyear Tire & Rubber Co.	492,669	3,084
	Nordstrom, Inc.	173,672	2,909
	Virgin Media Inc.	599,446	2,877
*	Interpublic Group of Cos., Inc.	665,719	2,743
^	Royal Caribbean Cruises, Ltd.	298,387	2,390
	Eastman Kodak Co.	577,032	2,193
	RadioShack Corp.	255,365	2,188
^	General Motors Corp.	1,115,226	2,164
	KB Home	163,807	2,159
	Lennar Corp. Class A	277,922	2,087
	Centex Corp.	267,238	2,004
*	DISH Network Corp.	156,947	1,744
	Wyndham Worldwide Corp.	381,552	1,603
*	Discovery Communications Inc. Class A	98,491	1,578
	Abercrombie & Fitch Co.	64,099	1,526
	WABCO Holdings Inc.	123,772	1,524
	Gannett Co., Inc.	474,050	1,043
*,^	MGM Mirage, Inc.	201,486	469
			578,799
Consumer Staples (7.9%)
	The Procter & Gamble Co.	2,216,796	104,389
	The Coca-Cola Co.	2,237,538	98,340
	Altria Group, Inc.	4,428,235	70,940
	Kraft Foods Inc.	3,157,496	70,381
	Archer-Daniels-Midland Co.	1,240,795	34,469
	Kimberly-Clark Corp.	578,066	26,655
	Safeway, Inc.	921,405	18,603
	ConAgra Foods, Inc.	960,959	16,211
	Bunge Ltd.	261,458	14,812
	Reynolds American Inc.	375,871	13,471
	General Mills, Inc.	251,349	12,537
	Sara Lee Corp.	1,519,352	12,276
	H.J. Heinz Co.	337,902	11,171
	Lorillard, Inc.	180,650	11,153
	Molson Coors Brewing Co. Class B	324,669	11,130
	J.M. Smucker Co.	253,653	9,454
	Coca-Cola Enterprises, Inc.	629,289	8,300
	The Pepsi Bottling Group, Inc.	295,029	6,532
	SUPERVALU Inc.	455,110	6,499
	The Hershey Co.	169,948	5,906
	Tyson Foods, Inc.	628,127	5,898
^	Whole Foods Market, Inc.	301,590	5,067
*	Constellation Brands, Inc. Class A	419,046	4,987
*	Dr. Pepper Snapple Group, Inc.	272,654	4,610

	Campbell Soup Co.	162,994	4,459
	McCormick & Co., Inc.	126,350	3,736
	Brown-Forman Corp. Class B	86,124	3,344
	Hormel Foods Corp.	103,614	3,286
*	Smithfield Foods, Inc.	273,564	2,588
	PepsiAmericas, Inc.	136,854	2,361
			603,565
Energy (21.1%)
	ExxonMobil Corp.	10,932,170	744,481
	Chevron Corp.	4,366,744	293,620
	ConocoPhillips Co.	3,043,932	119,200
	Occidental Petroleum Corp.	1,131,467	62,966
	Apache Corp.	719,350	46,103
	Devon Energy Corp.	901,502	40,288
	Marathon Oil Corp.	1,516,468	39,868
	Anadarko Petroleum Corp.	986,612	38,369
	Chesapeake Energy Corp.	1,236,204	21,090
	Noble Energy, Inc.	371,285	20,005
	Valero Energy Corp.	1,109,069	19,852
	Spectra Energy Corp.	1,313,311	18,570
	XTO Energy, Inc.	412,233	12,623
	Hess Corp.	220,791	11,967
	Halliburton Co.	672,309	10,401
	El Paso Corp.	1,501,354	9,383
	Williams Cos., Inc.	808,451	9,200
*	National Oilwell Varco Inc.	313,960	9,014
*	Pride International, Inc.	372,013	6,689
	Sunoco, Inc.	251,196	6,652
*	Newfield Exploration Co.	284,233	6,452
	BJ Services Co.	627,473	6,243
*	Kinder Morgan Management, LLC	151,351	6,169
	Murphy Oil Corp.	136,208	6,098
	Cabot Oil & Gas Corp.	222,125	5,235
	Peabody Energy Corp.	200,660	5,024
	Pioneer Natural Resources Co.	253,022	4,167
	Tesoro Corp.	297,609	4,009
*	Plains Exploration & Production Co.	231,322	3,986
*	Nabors Industries, Inc.	397,565	3,972
	Cimarex Energy Co.	179,036	3,291
	Patterson-UTI Energy, Inc.	332,318	2,978
	Frontier Oil Corp.	223,317	2,856
	ENSCO International, Inc.	106,769	2,819
*	Forest Oil Corp.	198,304	2,608
	Tidewater Inc.	68,487	2,543
*	Exterran Holdings, Inc.	132,204	2,118
	Rowan Cos., Inc.	157,902	1,890
	Helmerich & Payne, Inc.	79,231	1,804
	Arch Coal, Inc.	107,480	1,437

*	Alpha Natural Resources, Inc.	51,515	914
	Walter Industries, Inc.	39,455	902
			1,617,856
Financials (18.9%)
	JPMorgan Chase & Co.	8,021,600	213,214
	Wells Fargo & Co.	8,491,578	120,920
	Bank of America Corp.	13,738,871	93,699
	Bank of New York Mellon Corp.	2,468,384	69,732
	U.S. Bancorp	3,770,940	55,093
	The Travelers Cos., Inc.	1,256,269	51,055
	Morgan Stanley	2,054,235	46,775
	The Goldman Sachs Group, Inc.	427,744	45,349
	MetLife, Inc.	1,705,659	38,838
	The Chubb Corp.	764,568	32,356
	American Express Co.	2,243,637	30,581
	Ace Ltd.	716,950	28,965
	PNC Financial Services Group	920,032	26,948
	Marsh & McLennan Cos., Inc.	1,104,926	22,375
	The Allstate Corp.	1,094,369	20,957
	BB&T Corp.	1,187,489	20,092
	Prudential Financial, Inc.	907,033	17,252
^	Citigroup Inc.	6,738,330	17,048
	Annaly Capital Management Inc. REIT	1,163,355	16,136
	Loews Corp.	703,023	15,537
	Aon Corp.	339,259	13,849
	People's United Financial Inc.	747,535	13,433
	Progressive Corp. of Ohio	896,706	12,052
	Invesco, Ltd.	827,406	11,468
	Equity Residential REIT	584,685	10,729
	Capital One Financial Corp.	841,798	10,304
	Vornado Realty Trust REIT	304,072	10,107
	State Street Corp.	324,945	10,002
	HCP, Inc. REIT	543,042	9,693
	Ameriprise Financial, Inc.	465,596	9,540
	Everest Re Group, Ltd.	132,030	9,348
	Simon Property Group, Inc. REIT	269,484	9,335
	Boston Properties, Inc. REIT	259,716	9,098
	Unum Group	711,730	8,897
	SunTrust Banks, Inc.	723,053	8,489
	Fidelity National Financial, Inc. Class A	432,472	8,438
	KeyCorp	1,063,909	8,373
	Avalonbay Communities, Inc. REIT	171,365	8,064
	Willis Group Holdings Ltd.	357,516	7,865
	New York Community Bancorp, Inc.	702,817	7,850
	Cincinnati Financial Corp.	331,580	7,583
	PartnerRe Ltd.	118,337	7,345
	Health Care Inc. REIT	233,770	7,151
	W.R. Berkley Corp.	311,906	7,033

^	M & T Bank Corp.	154,136	6,973
	Plum Creek Timber Co. Inc. REIT	233,072	6,775
	Axis Capital Holdings Ltd.	288,863	6,511
	Regions Financial Corp.	1,487,219	6,336
	HCC Insurance Holdings, Inc.	246,597	6,212
	RenaissanceRe Holdings Ltd.	125,392	6,199
*	Leucadia National Corp.	400,514	5,964
	Comerica, Inc.	323,470	5,923
	Discover Financial Services	928,356	5,858
	Federal Realty Investment Trust REIT	126,794	5,832
	Assurant, Inc.	252,828	5,507
	Cullen/Frost Bankers, Inc.	114,799	5,389
^	American International Group, Inc.	5,203,138	5,203
	Rayonier Inc. REIT	169,464	5,121
	Old Republic International Corp.	471,220	5,099
	The Hartford Financial Services Group Inc.	646,041	5,071
	Commerce Bancshares, Inc.	138,291	5,020
	Reinsurance Group of America, Inc.	154,877	5,016
*	SLM Corp.	1,004,354	4,972
*	Arch Capital Group Ltd.	90,761	4,888
	First Horizon National Corp.	453,061	4,866
	Legg Mason Inc.	302,307	4,807
	Torchmark Corp.	182,752	4,794
	Nationwide Health Properties, Inc. REIT	213,569	4,739
	The Principal Financial Group, Inc.	557,408	4,560
	First American Corp.	169,678	4,498
	Federated Investors, Inc.	196,937	4,384
	Host Hotels & Resorts Inc. REIT	1,066,981	4,183
	AMB Property Corp. REIT	285,212	4,107
^	Raymond James Financial, Inc.	206,902	4,076
	Associated Banc-Corp.	260,834	4,027
	Regency Centers Corp. REIT	150,547	4,000
	Liberty Property Trust REIT	210,981	3,996
	Kimco Realty Corp. REIT	515,159	3,925
	XL Capital Ltd. Class A	710,982	3,882
	ProLogis REIT	570,985	3,711
	Lincoln National Corp.	549,945	3,679
	NYSE Euronext	185,178	3,315
	Fifth Third Bancorp	1,117,094	3,262
	TCF Financial Corp.	253,299	2,979
	City National Corp.	88,039	2,973
	White Mountains Insurance Group Inc.	16,928	2,910
*	Markel Corp.	10,019	2,844
	Marshall & Ilsley Corp.	503,576	2,835
	UDR, Inc. REIT	316,900	2,728
	American Financial Group, Inc.	161,456	2,591
	Camden Property Trust REIT	114,504	2,471
	Hospitality Properties Trust REIT	202,083	2,425

	Zions Bancorp	235,596	2,316
	Janus Capital Group Inc.	339,338	2,257
*	The St. Joe Co.	128,869	2,157
	Transatlantic Holdings, Inc.	56,980	2,032
	Synovus Financial Corp.	603,502	1,961
	Genworth Financial Inc.	930,983	1,769
	Mercury General Corp.	58,858	1,748
	Duke Realty Corp. REIT	316,722	1,742
	Weingarten Realty Investors REIT	168,468	1,604
	Huntington Bancshares Inc.	729,940	1,212
	Capitol Federal Financial	29,880	1,130
^	The Macerich Co. REIT	158,096	990
	TFS Financial Corp.	79,351	963
*	CB Richard Ellis Group, Inc.	225,407	908
	BOK Financial Corp.	24,574	849
	CapitalSource Inc. REIT	418,981	511
	Student Loan Corp.	8,050	350
			1,450,903
Health Care (11.6%)
	Pfizer Inc.	14,491,848	197,379
	Johnson & Johnson	2,981,607	156,833
	Wyeth	2,861,616	123,164
	Merck & Co., Inc.	4,543,818	121,547
	Bristol-Myers Squibb Co.	4,254,568	93,260
	Eli Lilly & Co.	2,199,200	73,475
	Cardinal Health, Inc.	772,899	24,331
*	Boston Scientific Corp.	2,904,424	23,090
	Covidien Ltd.	541,203	17,990
	AmerisourceBergen Corp.	335,357	10,953
	CIGNA Corp.	584,023	10,273
*	Mylan Inc.	654,934	8,783
*	Forest Laboratories, Inc.	323,901	7,113
	Omnicare, Inc.	254,387	6,230
*	King Pharmaceuticals, Inc.	529,785	3,746
*	Hospira, Inc.	120,132	3,707
*	Vertex Pharmaceuticals, Inc.	121,379	3,487
*	Health Net Inc.	222,869	3,227
*	Community Health Systems, Inc.	200,485	3,075
			891,663
Industrials (9.0%)
	General Electric Co.	22,614,192	228,630
	United Technologies Corp.	1,940,959	83,422
	United Parcel Service, Inc.	946,528	46,588
	General Dynamics Corp.	712,228	29,622
	Northrop Grumman Corp.	667,531	29,131
	Illinois Tool Works, Inc.	878,916	27,115

	Norfolk Southern Corp.	795,826	26,859
	Honeywell International Inc.	963,906	26,854
	Waste Management, Inc.	685,402	17,546
	Deere & Co.	458,859	15,083
	Republic Services, Inc. Class A	770,219	13,209
	Tyco International Ltd.	660,743	12,924
	Caterpillar, Inc.	453,824	12,689
	Eaton Corp.	336,696	12,411
	Parker Hannifin Corp.	346,387	11,770
	Dover Corp.	399,713	10,544
	Ingersoll-Rand Co.	685,187	9,456
	Cintas Corp.	295,620	7,308
*	URS Corp.	179,534	7,255
	Goodrich Corp.	172,034	6,518
	Rockwell Automation, Inc.	288,957	6,311
	Masco Corp.	792,693	5,533
	SPX Corp.	117,053	5,503
	Manpower Inc.	167,610	5,285
*	Shaw Group, Inc.	179,567	4,922
	Avery Dennison Corp.	205,610	4,593
	Pentair, Inc.	201,397	4,364
	Harsco Corp.	179,543	3,981
	R.R. Donnelley & Sons Co.	440,621	3,230
	Textron, Inc.	518,256	2,975
	Pall Corp.	127,573	2,606
*	Terex Corp.	204,037	1,887
*	Owens Corning Inc.	160,841	1,454
*	Hertz Global Holdings Inc.	312,399	1,228
*	Spirit Aerosystems Holdings Inc.	110,978	1,106
			689,912
Information Technology (4.3%)
	Intel Corp.	11,953,808	179,905
	Motorola, Inc.	4,870,865	20,604
	Analog Devices, Inc.	625,829	12,060
*	Computer Sciences Corp.	325,634	11,996
	Xilinx, Inc.	588,705	11,280
	Tyco Electronics Ltd.	983,589	10,859
	Xerox Corp.	1,860,386	8,465
	Fidelity National Information Services, Inc.	408,390	7,433
*	Synopsys, Inc.	309,771	6,421
	Lender Processing Services, Inc.	204,833	6,270
*	Western Digital Corp.	309,569	5,987
*	Avnet, Inc.	323,846	5,670
*	Flextronics International Ltd.	1,739,772	5,028
*	Arrow Electronics, Inc.	256,471	4,888
*	Sun Microsystems, Inc.	555,652	4,067
*	Ingram Micro, Inc. Class A	318,875	4,031

*	Tellabs, Inc.	812,718	3,722
	Intersil Corp.	263,988	3,036
*	Lexmark International, Inc.	168,534	2,843
*	MEMC Electronic Materials, Inc.	168,866	2,785
*	Cadence Design Systems, Inc.	559,382	2,349
*	SanDisk Corp.	170,125	2,152
	Jabil Circuit, Inc.	384,860	2,140
	Molex, Inc. Class A	160,149	2,024
*	NCR Corp.	220,460	1,753
*	Advanced Micro Devices, Inc.	457,739	1,396
			329,164
Materials (3.6%)
	E.I. du Pont de Nemours & Co.	1,939,431	43,308
	Freeport-McMoRan Copper & Gold, Inc. Class B	811,715	30,935
	Nucor Corp.	674,755	25,755
	Air Products & Chemicals, Inc.	450,484	25,340
	Dow Chemical Co.	1,985,441	16,737
	Alcoa Inc.	2,042,507	14,992
	PPG Industries, Inc.	353,018	13,026
	Weyerhaeuser Co.	454,120	12,520
^	Vulcan Materials Co.	236,789	10,487
	Ball Corp.	193,144	8,383
	International Paper Co.	872,910	6,145
	United States Steel Corp.	249,886	5,280
	Lubrizol Corp.	144,582	4,917
	Sealed Air Corp.	339,371	4,683
	International Flavors & Fragrances, Inc.	152,205	4,636
	Sonoco Products Co.	214,399	4,498
	Bemis Co., Inc.	214,254	4,493
	MeadWestvaco Corp.	367,111	4,402
	FMC Corp.	98,288	4,240
	Eastman Chemical Co.	155,925	4,179
	Terra Industries, Inc.	142,716	4,009
	Steel Dynamics, Inc.	331,958	2,925
	CF Industries Holdings, Inc.	40,666	2,893
	Commercial Metals Co.	244,607	2,825
	Celanese Corp. Series A	200,397	2,679
	Allegheny Technologies Inc.	121,082	2,655
	Martin Marietta Materials, Inc.	31,253	2,478
	Reliance Steel & Aluminum Co.	92,175	2,427
	Cliffs Natural Resources Inc.	122,033	2,216
*	Pactiv Corp.	98,873	1,443
	Titanium Metals Corp.	253,005	1,384
	AK Steel Holding Corp.	115,900	825
			277,715

Other (0.1%)
[1]	Miscellaneous Securities		10,391

Telecommunication Services (7.4%)
	AT&T Inc.	12,665,174	319,162
	Verizon Communications Inc.	6,104,818	184,365
*	Sprint Nextel Corp.	5,978,980	21,345
	Embarq Corp.	305,564	11,566
	Qwest Communications International Inc.	3,294,928	11,269
	Windstream Corp.	944,481	7,613
	CenturyTel, Inc.	204,525	5,751
	Frontier Communications Corp.	669,092	4,804
	Telephone & Data Systems, Inc.	113,963	3,021
	Telephone & Data Systems, Inc. - Special Common Shares	107,436	2,541
*	U.S. Cellular Corp.	40,963	1,366
			572,803
Utilities (8.6%)
	Exelon Corp.	1,414,093	64,186
	Southern Co.	1,664,816	50,977
	FPL Group, Inc.	834,600	42,339
	Duke Energy Corp.	2,719,442	38,942
	Dominion Resources, Inc.	1,249,456	38,721
	Public Service Enterprise Group, Inc.	1,087,722	32,055
	PG&E Corp.	775,863	29,653
	Entergy Corp.	406,984	27,712
	FirstEnergy Corp.	655,220	25,292
	Consolidated Edison Inc.	588,157	23,297
	PPL Corp.	805,125	23,115
	Sempra Energy	497,474	23,003
	American Electric Power Co., Inc.	867,365	21,910
	Progress Energy, Inc.	592,384	21,480
	Edison International	665,277	19,167
	Xcel Energy, Inc.	965,151	17,981
	Ameren Corp.	454,458	10,539
	Wisconsin Energy Corp.	251,284	10,345
	DTE Energy Co.	350,430	9,707
	Northeast Utilities	370,843	8,007
	Constellation Energy Group, Inc.	385,309	7,960
	SCANA Corp.	240,029	7,414
	CenterPoint Energy Inc.	702,688	7,329
	NSTAR	229,563	7,318
	MDU Resources Group, Inc.	375,008	6,053
	Alliant Energy Corp.	237,418	5,862
	Pepco Holdings, Inc.	464,715	5,800
	NiSource, Inc.	589,498	5,777
	CMS Energy Corp.	486,258	5,757
	Pinnacle West Capital Corp.	216,762	5,757
	DPL Inc.	249,310	5,619

		UGI Corp. Holding Co.	231,931	5,476
		TECO Energy, Inc.	457,343	5,099
		ONEOK, Inc.	213,430	4,830
		NV Energy Inc.	503,105	4,724
		National Fuel Gas Co.	153,139	4,697
		Integrys Energy Group, Inc.	164,294	4,278
		Questar Corp.	130,499	3,841
*		Mirant Corp.	336,550	3,837
		Aqua America, Inc.	188,830	3,777
		American Water Works Co., Inc.	137,601	2,647
*		Reliant Energy, Inc.	751,874	2,398
		Energen Corp.	73,268	2,134
*		Dynegy, Inc.	1,056,001	1,489
				658,301
Total Common Stocks (Cost $11,523,692)				7,681,072
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund (Cost $57,882)	0.440%	57,882,341	57,882

Total Investments (100.8%) (Cost $11,581,574)				7,738,954
Other Assets and Liabilities-Net (-0.8%)[3]				(58,101)
Net Assets (100%)				7,680,853

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $51,544,000.

1

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $56,426,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Value Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2009, the cost of investment securities for tax purposes was $11,581,574,000. Net unrealized depreciation of investment securities for tax purposes was $3,842,620,000, consisting of unrealized gains of $284,524,000 on securities that had risen in value since their purchase and $4,127,144,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Growth Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (10.6%)
	McDonald's Corp.	2,999,525	163,684
	Lowe's Cos., Inc.	3,944,590	71,989
*	Amazon.com, Inc.	923,275	67,805
	Target Corp.	1,924,709	66,191
	Comcast Corp. Special Class A	3,978,506	51,203
	Comcast Corp. Class A	3,469,001	47,317
	NIKE, Inc. Class B	994,730	46,643
	Best Buy Co., Inc.	943,306	35,808
	Staples, Inc.	1,913,626	34,656
	Yum! Brands, Inc.	1,244,954	34,211
*	Kohl's Corp.	778,724	32,956
*	DIRECTV Group, Inc.	1,413,335	32,210
	TJX Cos., Inc.	1,120,590	28,732
*	Apollo Group, Inc. Class A	362,707	28,411
*	Viacom Inc. Class B	1,422,033	24,715
*	Starbucks Corp.	1,973,647	21,927
	Omnicom Group Inc.	836,494	19,574
	The McGraw-Hill Cos., Inc.	846,506	19,360
*	AutoZone Inc.	109,281	17,771
*	Bed Bath & Beyond, Inc.	698,969	17,300
*	Coach, Inc.	879,975	14,696
	Ross Stores, Inc.	354,022	12,702
*	ITT Educational Services, Inc.	104,177	12,649
	Tim Hortons, Inc.	487,519	12,368
	Marriott International, Inc. Class A	751,750	12,299
*	O'Reilly Automotive, Inc.	343,962	12,042
	Family Dollar Stores, Inc.	357,246	11,921
*	GameStop Corp. Class A	418,771	11,734
*	Dollar Tree, Inc.	243,439	10,845
	DeVry, Inc.	173,577	8,363
	H & R Block, Inc.	455,606	8,288
*	Priceline.com, Inc.	103,802	8,178
	Cablevision Systems NY Group Class A	629,241	8,142
*	CarMax, Inc.	593,377	7,382
	Tiffany & Co.	333,242	7,185
	PetSmart, Inc.	342,230	7,173
	Strayer Education, Inc.	38,306	6,890
*	Liberty Global, Inc. Series C	476,223	6,729
*	Toll Brothers, Inc.	362,950	6,591
	Garmin Ltd.	299,406	6,350
	Polo Ralph Lauren Corp.	148,967	6,294
	Burger King Holdings Inc.	253,301	5,813
*	Discovery Communications Inc. Class C	377,935	5,537

	Wendy's/Arby's Group, Inc.	1,072,986	5,397
	Scripps Networks Interactive	239,303	5,387
*	Urban Outfitters, Inc.	315,533	5,165
*	NVR, Inc.	11,002	4,706
*	Penn National Gaming, Inc.	178,495	4,311
*	Liberty Global, Inc. Class A	292,799	4,263
*	DISH Network Corp.	364,439	4,049
*,^	Wynn Resorts Ltd.	196,079	3,916
*	Discovery Communications Inc. Class A	234,550	3,758
	Nordstrom, Inc.	217,507	3,643
	Abercrombie & Fitch Co.	152,107	3,620
	Guess ?, Inc.	151,459	3,193
*,^	Las Vegas Sands Corp.	836,288	2,517
	Harman International Industries, Inc.	149,181	2,018
*,^	Lamar Advertising Co. Class A	194,574	1,897
*	Interpublic Group of Cos., Inc.	447,411	1,843
	Weight Watchers International, Inc.	92,842	1,722
*	Clear Channel Outdoor Holdings, Inc. Class A	109,608	402
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	3,500	—
			1,134,441
Consumer Staples (15.9%)
	Wal-Mart Stores, Inc.	6,352,357	330,958
	The Procter & Gamble Co.	5,155,159	242,756
	PepsiCo, Inc.	4,179,869	215,180
	Philip Morris International Inc.	5,444,448	193,714
	The Coca-Cola Co.	2,801,846	123,141
	CVS Caremark Corp.	3,865,264	106,256
	Colgate-Palmolive Co.	1,358,314	80,113
	Walgreen Co.	2,661,744	69,099
	Costco Wholesale Corp.	1,161,819	53,815
	Sysco Corp.	1,612,461	36,764
	The Kroger Co.	1,668,241	35,400
	General Mills, Inc.	584,565	29,158
	Kellogg Co.	719,114	26,341
	Avon Products, Inc.	1,147,403	22,065
	The Clorox Co.	373,348	19,220
	Kimberly-Clark Corp.	389,782	17,973
	H.J. Heinz Co.	423,196	13,991
	Lorillard, Inc.	226,252	13,969
	Campbell Soup Co.	378,979	10,369
	Church & Dwight, Inc.	188,554	9,848
*	Ralcorp Holdings, Inc.	151,652	8,171
*	Dean Foods Co.	414,460	7,493
*	Energizer Holdings, Inc.	148,871	7,397
	The Hershey Co.	212,808	7,395
*	Hansen Natural Corp.	198,726	7,154
	The Estee Lauder Cos. Inc. Class A	286,603	7,065
*	Dr. Pepper Snapple Group, Inc.	340,853	5,764
	McCormick & Co., Inc.	157,982	4,672
	Brown-Forman Corp. Class B	107,913	4,190
	Hormel Foods Corp.	69,671	2,209
			1,711,640

Energy (5.9%)
	Schlumberger Ltd.	3,219,163	130,762
*	Transocean Ltd.	859,006	50,544
	Occidental Petroleum Corp.	762,871	42,454
	EOG Resources, Inc.	671,724	36,784
	XTO Energy, Inc.	958,616	29,353
	Hess Corp.	513,378	27,825
*	Southwestern Energy Co.	926,919	27,520
	Halliburton Co.	1,563,520	24,188
	Baker Hughes Inc.	827,705	23,631
*	National Oilwell Varco Inc.	730,110	20,961
*	Weatherford International Ltd.	1,833,106	20,293
	Range Resources Corp.	418,081	17,208
	Noble Corp.	710,360	17,113
*	Ultra Petroleum Corp.	405,086	14,539
*	Petrohawk Energy Corp.	738,651	14,204
	Murphy Oil Corp.	316,634	14,176
*	Cameron International Corp.	590,908	12,959
	Smith International, Inc.	589,062	12,653
	CONSOL Energy, Inc.	487,728	12,310
	Diamond Offshore Drilling, Inc.	187,147	11,764
	Peabody Energy Corp.	466,470	11,680
*	FMC Technologies Inc.	336,639	10,560
*	Denbury Resources, Inc.	664,940	9,881
	ENSCO International, Inc.	248,146	6,551
	Williams Cos., Inc.	544,203	6,193
	Helmerich & Payne, Inc.	183,843	4,186
	Arch Coal, Inc.	250,031	3,343
*,^	Continental Resources, Inc.	136,123	2,887
*	Nabors Industries, Inc.	267,106	2,668
	Massey Energy Co.	228,340	2,311
*	Alpha Natural Resources, Inc.	122,965	2,183
	Walter Industries, Inc.	94,815	2,168
*	CNX Gas Corp.	81,013	1,921
*	SandRidge Energy, Inc.	289,594	1,908
	Tidewater Inc.	45,986	1,708
*	Quicksilver Resources, Inc.	290,949	1,612
	Rowan Cos., Inc.	106,192	1,271
			634,272
Financials (4.6%)
*	Berkshire Hathaway Inc. Class B	29,589	83,441
	The Goldman Sachs Group, Inc.	535,557	56,780
	Charles Schwab Corp.	2,642,636	40,961
	CME Group, Inc.	162,248	39,976
	Northern Trust Corp.	540,334	32,323
	AFLAC Inc.	1,254,564	24,288
	Franklin Resources Corp.	438,401	23,617
	State Street Corp.	755,703	23,261

	T. Rowe Price Group Inc.	660,695	19,068
	Public Storage, Inc. REIT	341,992	18,895
	Hudson City Bancorp, Inc.	1,262,655	14,760
	Moody's Corp.	548,649	12,575
	Simon Property Group, Inc. REIT	337,392	11,687
*	IntercontinentalExchange Inc.	155,608	11,588
	Aon Corp.	228,787	9,339
*	TD Ameritrade Holding Corp.	637,180	8,800
	Ventas, Inc. REIT	385,773	8,722
	Progressive Corp. of Ohio	604,712	8,127
*	Nasdaq Stock Market Inc.	377,237	7,386
	Eaton Vance Corp.	295,195	6,745
	Brown & Brown, Inc.	323,159	6,111
	Plum Creek Timber Co. Inc. REIT	156,941	4,562
	SEI Investments Co.	358,578	4,378
	Jefferies Group, Inc.	307,564	4,244
*	Markel Corp.	12,547	3,562
	TFS Financial Corp.	190,435	2,310
	NYSE Euronext	124,400	2,227
	Odyssey Re Holdings Corp.	56,490	2,143
*	The St. Joe Co.	86,595	1,450
*	CB Richard Ellis Group, Inc.	290,774	1,172
	BOK Financial Corp.	31,738	1,097
	Capitol Federal Financial	20,879	789
			496,384
Health Care (17.7%)
	Abbott Laboratories	4,175,724	199,182
	Johnson & Johnson	3,733,513	196,383
*	Amgen Inc.	2,851,419	141,202
*	Gilead Sciences, Inc.	2,450,448	113,505
	Schering-Plough Corp.	4,376,583	103,069
	Medtronic, Inc.	3,036,552	89,487
	Baxter International, Inc.	1,669,097	85,491
	UnitedHealth Group Inc.	3,250,598	68,035
*	Medco Health Solutions, Inc.	1,339,844	55,389
*	Celgene Corp.	1,233,099	54,750
*	WellPoint Inc.	1,369,984	52,018
	Becton, Dickinson & Co.	654,328	43,997
*	Genzyme Corp.	728,055	43,239
*	Biogen Idec Inc.	785,282	41,164
*	Thermo Fisher Scientific, Inc.	1,130,991	40,342
	Allergan, Inc.	817,911	39,063
*	St. Jude Medical, Inc.	926,315	33,653
	Aetna Inc.	1,241,005	30,194
*	Express Scripts Inc.	566,105	26,137
	Stryker Corp.	760,684	25,894
	McKesson Corp.	736,087	25,792
	Covidien Ltd.	677,647	22,525

*	Zimmer Holdings, Inc.	604,407	22,061
	C.R. Bard, Inc.	267,079	21,292
	Quest Diagnostics, Inc.	447,518	21,248
*	Laboratory Corp. of America Holdings	290,693	17,003
*	Life Technologies Corp.	466,626	15,156
*	Cephalon, Inc.	184,266	12,549
*	Illumina, Inc.	333,099	12,405
*	DaVita, Inc.	279,436	12,281
*	Humana Inc.	454,089	11,843
*	Myriad Genetics, Inc.	250,383	11,385
	DENTSPLY International Inc.	380,863	10,226
*	Varian Medical Systems, Inc.	334,471	10,181
*	Intuitive Surgical, Inc.	105,153	10,027
*	Waters Corp.	264,646	9,779
*	Henry Schein, Inc.	240,585	9,626
*	Edwards Lifesciences Corp.	149,863	9,086
*	Hologic, Inc.	689,672	9,028
*	Forest Laboratories, Inc.	405,664	8,908
*	Hospira, Inc.	279,218	8,617
	Beckman Coulter, Inc.	168,728	8,607
*	Millipore Corp.	148,481	8,524
*	Watson Pharmaceuticals, Inc.	267,575	8,324
*,^	Cerner Corp.	185,403	8,152
*	Vertex Pharmaceuticals, Inc.	282,128	8,106
*	Alexion Pharmaceuticals, Inc.	199,279	7,505
*	ResMed Inc.	203,791	7,202
	Pharmaceutical Product Development, Inc.	285,150	6,764
*	Endo Pharmaceuticals Holdings, Inc.	360,717	6,377
	IMS Health, Inc.	488,712	6,094
*	Covance, Inc.	170,042	6,059
	Techne Corp.	97,094	5,312
	Perrigo Co.	210,820	5,235
*	Coventry Health Care Inc.	400,342	5,180
*	Charles River Laboratories, Inc.	181,869	4,949
*	Patterson Companies, Inc.	244,757	4,616
*	Lincare Holdings, Inc.	199,861	4,357
*	Amylin Pharmaceuticals, Inc.	369,851	4,346
*	Sepracor Inc.	292,620	4,290
*	Kinetic Concepts, Inc.	145,042	3,063
*	Warner Chilcott Ltd.	269,085	2,831
*	Abraxis BioScience	21,508	1,025
			1,900,130
Industrials (10.4%)
	3M Co.	1,771,663	88,087
	The Boeing Co.	1,873,675	66,665
	Lockheed Martin Corp.	916,490	63,265
	Emerson Electric Co.	2,064,447	59,002
	Union Pacific Corp.	1,362,984	56,032

	Burlington Northern Santa Fe Corp.	921,377	55,421
	Raytheon Co.	1,114,444	43,396
	Danaher Corp.	688,202	37,314
	FedEx Corp.	795,847	35,407
	United Parcel Service, Inc.	638,223	31,413
	Caterpillar, Inc.	1,055,316	29,507
	CSX Corp.	1,061,729	27,446
	PACCAR, Inc.	927,312	23,888
	Precision Castparts Corp.	375,292	22,480
	L-3 Communications Holdings, Inc.	321,406	21,791
	C.H. Robinson Worldwide Inc.	455,485	20,775
	Deere & Co.	574,646	18,889
	Honeywell International Inc.	649,950	18,108
	ITT Industries, Inc.	464,291	17,861
	Fluor Corp.	488,516	16,878
	Expeditors International of Washington, Inc.	570,746	16,146
*,^	First Solar, Inc.	109,218	14,493
	Rockwell Collins, Inc.	426,143	13,909
	Cummins Inc.	514,954	13,106
	Pitney Bowes, Inc.	554,861	12,956
*	Jacobs Engineering Group Inc.	330,765	12,787
	Southwest Airlines Co.	1,990,966	12,603
	W.W. Grainger, Inc.	174,068	12,216
	Cooper Industries, Inc. Class A	466,497	12,064
	Waste Management, Inc.	462,148	11,831
*	Iron Mountain, Inc.	515,659	11,432
*	Quanta Services, Inc.	529,069	11,348
	The Dun & Bradstreet Corp.	145,179	11,179
*	Stericycle, Inc.	230,395	10,997
^	Fastenal Co.	339,848	10,928
	Roper Industries Inc.	241,475	10,251
*	Delta Air Lines Inc.	1,697,866	9,559
	Ametek, Inc.	287,326	8,985
	Tyco International Ltd.	445,559	8,715
	Flowserve Corp.	152,217	8,542
	Equifax, Inc.	340,004	8,313
*	McDermott International, Inc.	613,545	8,215
	Robert Half International, Inc.	396,723	7,074
*	FTI Consulting, Inc.	136,624	6,760
*	Foster Wheeler AG	359,425	6,279
	Joy Global Inc.	289,626	6,169
	KBR Inc.	434,085	5,995
*	Alliant Techsystems, Inc.	87,972	5,892
*	Navistar International Corp.	172,215	5,762
*	Aecom Technology Corp.	220,391	5,748
*	Copart, Inc.	190,409	5,648
	J.B. Hunt Transport Services, Inc.	220,167	5,308
	Donaldson Co., Inc.	185,987	4,992

*	AGCO Corp.	246,521	4,832
	Goodrich Corp.	115,992	4,395
*	Covanta Holding Corp.	331,713	4,342
	Ryder System, Inc.	149,793	4,241
*	IHS Inc. Class A	97,383	4,010
	Pall Corp.	159,757	3,264
*	Kansas City Southern	245,839	3,125
	Bucyrus International, Inc.	200,829	3,049
*,^	SunPower Corp. Class A	111,479	2,651
*	Monster Worldwide Inc.	301,816	2,460
*	AMR Corp.	747,622	2,385
*	SunPower Corp. Class B	112,801	2,233
*	Spirit Aerosystems Holdings Inc.	138,455	1,380
			1,112,194
Information Technology (30.2%)
	Microsoft Corp.	21,545,880	395,798
	International Business Machines Corp.	3,615,557	350,311
*	Cisco Systems, Inc.	15,757,303	264,250
*	Apple Inc.	2,392,375	251,486
*	Google Inc.	644,642	224,374
	Hewlett-Packard Co.	6,591,077	211,310
*	Oracle Corp.	11,097,479	200,531
	QUALCOMM Inc.	4,455,234	173,353
	Visa Inc.	1,208,360	67,185
*	EMC Corp.	5,492,184	62,611
	Texas Instruments, Inc.	3,489,091	57,605
	Corning, Inc.	4,183,087	55,510
	Automatic Data Processing, Inc.	1,366,909	48,061
*	Yahoo! Inc.	3,548,036	45,450
	Accenture Ltd.	1,649,192	45,336
*	Dell Inc.	4,743,444	44,968
	MasterCard, Inc. Class A	238,324	39,915
	Applied Materials, Inc.	3,610,865	38,817
*	eBay Inc.	2,921,169	36,690
*	Symantec Corp.	2,250,031	33,615
*	Adobe Systems, Inc.	1,429,045	30,567
	Western Union Co.	1,925,861	24,208
*	Broadcom Corp.	1,202,245	24,021
	Paychex, Inc.	873,989	22,435
*	Intuit, Inc.	824,739	22,268
*	Juniper Networks, Inc.	1,420,967	21,400
	CA, Inc.	1,115,985	19,653
*	Activision Blizzard, Inc.	1,604,033	16,778
*	BMC Software, Inc.	504,673	16,654
*	Cognizant Technology Solutions Corp.	783,751	16,294
*	Fiserv, Inc.	431,113	15,718
*	Electronic Arts Inc.	863,650	15,710
*	Agilent Technologies, Inc.	962,330	14,791

	Altera Corp.	800,414	14,047
*	NVIDIA Corp.	1,423,164	14,032
*	McAfee Inc.	410,836	13,763
	Linear Technology Corp.	596,797	13,714
	Amphenol Corp.	473,146	13,480
*	NetApp, Inc.	881,244	13,078
*	Marvell Technology Group Ltd.	1,397,684	12,803
*	Affiliated Computer Services, Inc. Class A	244,863	11,727
*	Citrix Systems, Inc.	488,916	11,069
	Harris Corp.	362,279	10,484
	Microchip Technology, Inc.	489,616	10,375
*	Autodesk, Inc.	608,994	10,237
*	VeriSign, Inc.	522,273	9,855
*	SAIC, Inc.	518,086	9,673
*	Sun Microsystems, Inc.	1,292,155	9,459
*	Red Hat, Inc.	516,150	9,208
*	salesforce.com, inc.	279,166	9,137
	KLA-Tencor Corp.	454,506	9,090
*	Akamai Technologies, Inc.	455,213	8,831
*	Micron Technology, Inc.	2,055,744	8,346
*	Teradata Corp.	473,725	7,684
*	LAM Research Corp.	336,345	7,659
*	FLIR Systems, Inc.	355,290	7,276
	Global Payments Inc.	215,891	7,213
*	Hewitt Associates, Inc.	227,894	6,782
*	MEMC Electronic Materials, Inc.	392,089	6,466
*,^	Alliance Data Systems Corp.	173,436	6,408
	National Semiconductor Corp.	616,646	6,333
	Total System Services, Inc.	449,555	6,208
*	Nuance Communications, Inc.	489,201	5,313
*	LSI Corp.	1,733,322	5,269
*	SanDisk Corp.	394,847	4,995
*	Trimble Navigation Ltd.	321,309	4,910
*	Dolby Laboratories Inc.	140,060	4,777
*	Mettler-Toledo International Inc.	90,237	4,632
*	Novellus Systems, Inc.	262,442	4,364
*	Western Digital Corp.	208,453	4,032
*	DST Systems, Inc.	100,177	3,468
*	Advanced Micro Devices, Inc.	1,064,763	3,248
*	VMware Inc.	120,135	2,838
	Molex, Inc. Class A	102,501	1,296
*	NCR Corp.	148,234	1,178
	Molex, Inc.	67,588	929
			3,243,359
Materials (3.5%)
	Monsanto Co.	1,474,682	122,546
	Newmont Mining Corp. (Holding Co.)	1,273,222	56,989
	Praxair, Inc.	830,015	55,852

	Rohm & Haas Co.	341,557	26,928
	Ecolab, Inc.	641,124	22,266
	The Mosaic Co.	418,519	17,570
	Sigma-Aldrich Corp.	337,462	12,753
*	Crown Holdings, Inc.	433,781	9,860
	CF Industries Holdings, Inc.	94,423	6,716
	Airgas, Inc.	195,846	6,622
*		Owens-Illinois, Inc.	449,221	6,487
		Martin Marietta Materials, Inc.	72,552	5,753
		Nalco Holding Co.	369,722	4,832
		Albemarle Corp.	196,170	4,271
*		Pactiv Corp.	229,950	3,355
		FMC Corp.	66,082	2,851
		Cliffs Natural Resources Inc.	152,282	2,766
		Terra Industries, Inc.	95,942	2,695
		Celanese Corp. Series A	134,657	1,800
		Allegheny Technologies Inc.	81,442	1,786
		Reliance Steel & Aluminum Co.	61,980	1,632
		AK Steel Holding Corp.	150,334	1,070
				377,400
Telecommunication Services (0.7%)
*		American Tower Corp. Class A	1,067,626	32,488
*		Crown Castle International Corp.	738,189	15,066
*		MetroPCS Communications Inc.	565,500	9,659
*		NII Holdings Inc.	445,450	6,682
*		Leap Wireless International, Inc.	149,310	5,206
*		Level 3 Communications, Inc.	4,329,211	3,983
				73,084
Utilities (0.5%)
		Allegheny Energy, Inc.	455,099	10,545
*		NRG Energy, Inc.	595,921	10,488
		EQT Corp.	334,464	10,479
*		AES Corp.	1,782,455	10,356
		Questar Corp.	303,434	8,930
		Energen Corp.	91,407	2,663
		Aqua America, Inc.	126,875	2,537
				55,998
Total Common Stocks (Cost $12,937,183)				10,738,902
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1,2]	Vanguard Market Liquidity Fund (Cost $64,595)	0.440%	64,595,274	64,595

Total Investments (100.6%) (Cost $13,001,778)				10,803,497
Other Assets and Liabilities-Net (-0.6%)[2]				(65,176)
Net Assets (100%)				10,738,321

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $28,713,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $29,634,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2009, the cost of investment securities for tax purposes was $13,001,778,000. Net unrealized depreciation of investment securities for tax purposes was $2,198,281,000, consisting of unrealized gains of $671,449,000 on securities that had risen in value since their purchase and $2,869,730,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Large Cap Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (9.1%)
	McDonald's Corp.	397,990	21,718
	Home Depot, Inc.	606,405	14,287
	The Walt Disney Co.	627,822	11,401
	Lowe's Cos., Inc.	523,468	9,553
	Comcast Corp. Class A	665,630	9,079
*	Amazon.com, Inc.	122,433	8,991
	Target Corp.	255,401	8,783
	Time Warner Inc.	426,931	8,240
	NIKE, Inc. Class B	132,021	6,190
	Best Buy Co., Inc.	125,193	4,752
	Staples, Inc.	254,017	4,600
	Yum! Brands, Inc.	165,283	4,542
*	Kohl's Corp.	103,146	4,365
	News Corp., Class A	648,250	4,291
*	DIRECTV Group, Inc.	187,703	4,278
	Comcast Corp. Special Class A	322,347	4,149
	TJX Cos., Inc.	148,422	3,806
*	Apollo Group, Inc. Class A	48,063	3,765
*	Liberty Media Corp.	175,835	3,508
	Carnival Corp.	155,772	3,365
*	Viacom Inc. Class B	188,314	3,273
*	Time Warner Cable Inc.	128,413	3,185
*	Starbucks Corp.	261,282	2,903
	Omnicom Group Inc.	110,785	2,592
	The McGraw-Hill Cos., Inc.	112,101	2,564
	Johnson Controls, Inc.	211,712	2,541
*	AutoZone Inc.	14,552	2,366
	The Gap, Inc.	177,469	2,305
*	Bed Bath & Beyond, Inc.	92,594	2,292
	H & R Block, Inc.	120,747	2,196
*	Coach, Inc.	116,563	1,947
*,^	Ford Motor Co.	702,041	1,846
	Sherwin-Williams Co.	35,523	1,846
	VF Corp.	31,448	1,796
	Genuine Parts Co.	56,920	1,700
	Ross Stores, Inc.	46,957	1,685
*	ITT Educational Services, Inc.	13,851	1,682
	Tim Hortons, Inc.	64,568	1,638
	Marriott International, Inc. Class A	99,583	1,629
	Darden Restaurants Inc.	47,004	1,610
*	O'Reilly Automotive, Inc.	45,536	1,594

	Family Dollar Stores, Inc.	47,521	1,586
*	GameStop Corp. Class A	55,531	1,556
	J.C. Penney Co., Inc. (Holding Co.)	75,180	1,509
	Mattel, Inc.	128,244	1,479
*	Dollar Tree, Inc.	32,432	1,445
	Advance Auto Parts, Inc.	33,678	1,383
	Macy's Inc.	149,936	1,334
	Fortune Brands, Inc.	53,480	1,313
	News Corp., Class B	156,532	1,205
*	Sears Holdings Corp.	24,853	1,136
	Hasbro, Inc.	44,673	1,120
	Harley-Davidson, Inc.	82,708	1,107
	DeVry, Inc.	22,905	1,104
*	Priceline.com, Inc.	13,846	1,091
	Cablevision Systems NY Group Class A	83,547	1,081
	D. R. Horton, Inc.	101,892	988
*	CarMax, Inc.	78,834	981
	International Game Technology	105,612	974
	Nordstrom, Inc.	57,594	965
	Tiffany & Co.	44,307	955
	PetSmart, Inc.	45,502	954
	Limited Brands, Inc.	109,035	949
	Strayer Education, Inc.	5,132	923
*	Toll Brothers, Inc.	48,405	879
	Pulte Homes, Inc.	78,121	854
	Garmin Ltd.	40,057	850
	Polo Ralph Lauren Corp.	19,834	838
	BorgWarner, Inc.	41,199	836
	Starwood Hotels & Resorts Worldwide, Inc.	65,534	832
*	DISH Network Corp.	74,442	827
	CBS Corp.	211,347	812
	American Eagle Outfitters, Inc.	66,301	812
	Whirlpool Corp.	26,210	776
	Washington Post Co. Class B	2,168	774
*	Discovery Communications Inc. Class A	47,918	768
	Burger King Holdings Inc.	33,387	766
*	Liberty Global, Inc. Class A	52,063	758
*	Liberty Global, Inc. Series C	53,042	749
	Abercrombie & Fitch Co.	31,141	741
	The Stanley Works	25,356	738
*	Discovery Communications Inc. Class C	50,384	738
	Leggett & Platt, Inc.	56,027	728
	Scripps Networks Interactive	31,760	715
	Wendy's/Arby's Group, Inc.	141,751	713
*	Interpublic Group of Cos., Inc.	170,037	701
*	Urban Outfitters, Inc.	41,865	685
	Black & Decker Corp.	21,579	681
*	AutoNation, Inc.	47,610	661

*	Expedia, Inc.	70,168	637
	Newell Rubbermaid, Inc.	99,197	633
*	NVR, Inc.	1,472	630
*	Mohawk Industries, Inc.	20,902	624
*	Penn National Gaming, Inc.	25,083	606
*	Liberty Media Corp.-Interactive Series A	201,626	585
	Foot Locker, Inc.	55,644	583
	Autoliv, Inc.	29,400	546
	Brinker International, Inc.	36,106	545
*	Wynn Resorts Ltd.	25,901	517
*	The Goodyear Tire & Rubber Co.	82,230	515
	Virgin Media Inc.	100,243	481
	Guess ?, Inc.	19,963	421
	Royal Caribbean Cruises, Ltd.	49,170	394
	KB Home	27,431	362
	Eastman Kodak Co.	95,026	361
	RadioShack Corp.	42,062	360
^	General Motors Corp.	183,533	356
	Lennar Corp. Class A	45,750	344
	Centex Corp.	44,659	335
*,^	Las Vegas Sands Corp.	109,765	330
	Wyndham Worldwide Corp.	62,772	264
	Harman International Industries, Inc.	19,469	263
	WABCO Holdings Inc.	20,527	253
*,^	Lamar Advertising Co. Class A	25,282	246
	Weight Watchers International, Inc.	12,367	229
	Gannett Co., Inc.	80,338	177
*,^	MGM Mirage, Inc.	33,550	78
*	Clear Channel Outdoor Holdings, Inc. Class A	13,868	51
			246,949
Consumer Staples (12.1%)
	The Procter & Gamble Co.	1,052,151	49,546
	Wal-Mart Stores, Inc.	842,660	43,903
	The Coca-Cola Co.	743,412	32,673
	PepsiCo, Inc.	554,497	28,545
	Philip Morris International Inc.	722,223	25,697
	CVS Caremark Corp.	512,775	14,096
	Altria Group, Inc.	735,568	11,784
	Kraft Foods Inc.	524,555	11,692
	Colgate-Palmolive Co.	180,217	10,629
	Walgreen Co.	353,249	9,170
	Costco Wholesale Corp.	154,160	7,141
	Kimberly-Clark Corp.	147,809	6,815
	General Mills, Inc.	119,416	5,956
	Archer-Daniels-Midland Co.	206,194	5,728
	Sysco Corp.	214,028	4,880
	The Kroger Co.	221,408	4,698
	Lorillard, Inc.	60,100	3,711

	H.J. Heinz Co.	112,125	3,707
	Kellogg Co.	95,261	3,489
	Safeway, Inc.	152,837	3,086
	Avon Products, Inc.	151,945	2,922
	ConAgra Foods, Inc.	159,316	2,688
	The Clorox Co.	49,488	2,548
	Bunge Ltd.	43,428	2,460
	Reynolds American Inc.	62,346	2,234
	Campbell Soup Co.	77,217	2,113
	Sara Lee Corp.	251,939	2,036
	The Hershey Co.	56,372	1,959
	Molson Coors Brewing Co. Class B	53,900	1,848
	J.M. Smucker Co.	42,105	1,569
*	Dr. Pepper Snapple Group, Inc.	90,430	1,529
	Coca-Cola Enterprises, Inc.	104,424	1,377
	Church & Dwight, Inc.	24,964	1,304
	McCormick & Co., Inc.	41,960	1,241
	Brown-Forman Corp. Class B	28,733	1,116
*	Ralcorp Holdings, Inc.	20,152	1,086
	The Pepsi Bottling Group, Inc.	48,884	1,082
	SUPERVALU Inc.	75,480	1,078
*	Dean Foods Co.	55,148	997
*	Energizer Holdings, Inc.	19,802	984
	Tyson Foods, Inc.	104,348	980
*	Hansen Natural Corp.	26,238	945
	The Estee Lauder Cos. Inc. Class A	38,112	939
	Whole Foods Market, Inc.	50,048	841
	Hormel Foods Corp.	26,340	835
*	Constellation Brands, Inc. Class A	69,504	827
*	Smithfield Foods, Inc.	45,139	427
	PepsiAmericas, Inc.	22,497	388
			327,299
Energy (13.1%)
	ExxonMobil Corp.	1,815,959	123,667
	Chevron Corp.	725,417	48,777
	ConocoPhillips Co.	505,617	19,800
	Schlumberger Ltd.	427,055	17,347
	Occidental Petroleum Corp.	289,210	16,095
	Apache Corp.	119,499	7,659
*	Transocean Ltd.	113,987	6,707
	Devon Energy Corp.	149,810	6,695
	Marathon Oil Corp.	251,982	6,625
	Anadarko Petroleum Corp.	163,932	6,375
	XTO Energy, Inc.	195,720	5,993
	Hess Corp.	104,797	5,680
	Halliburton Co.	319,145	4,937
	EOG Resources, Inc.	89,174	4,883
*	National Oilwell Varco Inc.	149,186	4,283

*	Southwestern Energy Co.	123,050	3,653
	Chesapeake Energy Corp.	205,021	3,498
	Noble Energy, Inc.	61,603	3,319
	Valero Energy Corp.	183,946	3,293
	Baker Hughes Inc.	109,982	3,140
	Spectra Energy Corp.	217,720	3,079
	Murphy Oil Corp.	64,544	2,890
*	Weatherford International Ltd.	242,706	2,687
	Peabody Energy Corp.	95,089	2,381
	Williams Cos., Inc.	206,192	2,346
	Range Resources Corp.	55,350	2,278
	Noble Corp.	94,086	2,267
*	Ultra Petroleum Corp.	53,723	1,928
*	Petrohawk Energy Corp.	97,869	1,882
*	Cameron International Corp.	78,226	1,715
	Smith International, Inc.	78,051	1,677
	CONSOL Energy, Inc.	64,690	1,633
	Diamond Offshore Drilling, Inc.	24,847	1,562
	El Paso Corp.	248,917	1,556
*	FMC Technologies Inc.	44,631	1,400
	ENSCO International, Inc.	50,547	1,334
*	Denbury Resources, Inc.	88,421	1,314
*	Pride International, Inc.	61,837	1,112
	Sunoco, Inc.	41,745	1,105
*	Newfield Exploration Co.	47,304	1,074
	BJ Services Co.	104,482	1,040
*	Kinder Morgan Management, LLC	25,203	1,027
*	Nabors Industries, Inc.	101,731	1,016
	Cabot Oil & Gas Corp.	36,809	868
	Helmerich & Payne, Inc.	37,720	859
	Pioneer Natural Resources Co.	42,050	693
	Arch Coal, Inc.	50,755	679
	Tesoro Corp.	49,593	668
*	Plains Exploration & Production Co.	38,433	662
	Tidewater Inc.	17,545	651
	Cimarex Energy Co.	29,838	548
	Patterson-UTI Energy, Inc.	55,194	495
	Rowan Cos., Inc.	40,619	486
	Frontier Oil Corp.	37,277	477
*	Alpha Natural Resources, Inc.	25,251	448
	Walter Industries, Inc.	19,144	438
*	Forest Oil Corp.	32,660	429
*	Continental Resources, Inc.	18,318	388
*	Exterran Holdings, Inc.	22,170	355
	Massey Energy Co.	29,887	302
*	CNX Gas Corp.	10,899	258
*	SandRidge Energy, Inc.	37,795	249
*	Quicksilver Resources, Inc.	38,963	216
			352,898

Financials (11.3%)
	JPMorgan Chase & Co.	1,332,451	35,417
	Wells Fargo & Co.	1,410,535	20,086
	Bank of America Corp.	2,282,183	15,564
	The Goldman Sachs Group, Inc.	142,082	15,064
	Bank of New York Mellon Corp.	410,109	11,586
*	Berkshire Hathaway Inc. Class B	3,928	11,077
	U.S. Bancorp	626,641	9,155
	The Travelers Cos., Inc.	208,614	8,478
	Morgan Stanley	341,344	7,772
	MetLife, Inc.	283,324	6,451
	Charles Schwab Corp.	350,643	5,435
	The Chubb Corp.	127,071	5,378
	CME Group, Inc.	21,510	5,300
	American Express Co.	372,810	5,081
	Ace Ltd.	119,207	4,816
	State Street Corp.	154,324	4,750
	PNC Financial Services Group	153,003	4,481
	Northern Trust Corp.	71,603	4,283
	Marsh & McLennan Cos., Inc.	183,698	3,720
	Aon Corp.	86,557	3,533
	The Allstate Corp.	181,923	3,484
	BB&T Corp.	197,459	3,341
	AFLAC Inc.	166,681	3,227
	Franklin Resources Corp.	58,047	3,127
	Simon Property Group, Inc. REIT	89,323	3,094
	Progressive Corp. of Ohio	228,762	3,075
	Prudential Financial, Inc.	150,448	2,862
^	Citigroup Inc.	1,104,269	2,794
	Annaly Capital Management Inc. REIT	192,849	2,675
	Loews Corp.	116,609	2,577
	T. Rowe Price Group Inc.	87,541	2,526
	Public Storage, Inc. REIT	45,282	2,502
	People's United Financial Inc.	124,005	2,228
	Hudson City Bancorp, Inc.	167,243	1,955
	Invesco, Ltd.	137,444	1,905
	Equity Residential REIT	96,985	1,780
	Plum Creek Timber Co. Inc. REIT	59,438	1,728
	Capital One Financial Corp.	139,733	1,710
	Vornado Realty Trust REIT	50,462	1,677
	Moody's Corp.	72,635	1,665
	HCP, Inc. REIT	90,249	1,611
	Ameriprise Financial, Inc.	77,177	1,581
	Everest Re Group, Ltd.	21,946	1,554
*	IntercontinentalExchange Inc.	20,738	1,544
	Boston Properties, Inc. REIT	43,089	1,509
	Unum Group	118,020	1,475
	SunTrust Banks, Inc.	119,989	1,409

	Fidelity National Financial, Inc. Class A	71,856	1,402
	KeyCorp	176,815	1,392
	Avalonbay Communities, Inc. REIT	28,590	1,345
	New York Community Bancorp, Inc.	116,817	1,305
	Willis Group Holdings Ltd.	59,265	1,304
	Cincinnati Financial Corp.	55,153	1,261
	PartnerRe Ltd.	19,665	1,221
	Health Care Inc. REIT	38,887	1,190
*	TD Ameritrade Holding Corp.	84,514	1,167
	W.R. Berkley Corp.	51,637	1,164
^	M & T Bank Corp.	25,737	1,164
	Ventas, Inc. REIT	51,188	1,157
	Axis Capital Holdings Ltd.	48,056	1,083
	Regions Financial Corp.	246,828	1,051
	HCC Insurance Holdings, Inc.	40,960	1,032
	RenaissanceRe Holdings Ltd.	20,744	1,026
*	Leucadia National Corp.	66,440	989
	Comerica, Inc.	53,826	986
*	Nasdaq Stock Market Inc.	50,116	981
	Discover Financial Services	154,358	974
	Federal Realty Investment Trust REIT	20,971	965
*	Markel Corp.	3,332	946
	Assurant, Inc.	41,780	910
	Cullen/Frost Bankers, Inc.	19,210	902
	Eaton Vance Corp.	39,250	897
	American International Group, Inc.	862,684	863
	Rayonier Inc. REIT	28,302	855
	NYSE Euronext	47,396	848
	Old Republic International Corp.	78,197	846
	The Hartford Financial Services Group Inc.	107,686	845
	Reinsurance Group of America, Inc.	25,805	836
	Commerce Bancshares, Inc.	22,944	833
*	SLM Corp.	165,218	818
*	Arch Capital Group Ltd.	15,130	815
	Brown & Brown, Inc.	43,038	814
	First Horizon National Corp.	75,498	811
	Legg Mason Inc.	50,250	799
	Torchmark Corp.	30,428	798
	Nationwide Health Properties, Inc. REIT	35,194	781
	The Principal Financial Group, Inc.	92,751	759
	First American Corp.	28,147	746
	Federated Investors, Inc.	32,803	730
	Host Hotels & Resorts Inc. REIT	176,152	691
^	Raymond James Financial, Inc.	34,634	682
	AMB Property Corp. REIT	46,873	675
	Associated Banc-Corp.	43,491	671
	Liberty Property Trust REIT	35,175	666
	Regency Centers Corp. REIT	24,764	658

	XL Capital Ltd. Class A	118,813	649
	Kimco Realty Corp. REIT	84,762	646
	ProLogis REIT	95,409	620
	Lincoln National Corp.	90,779	607
	SEI Investments Co.	47,333	578
	Jefferies Group, Inc.	41,109	567
*	The St. Joe Co.	33,170	555
	Fifth Third Bancorp	186,524	545
	City National Corp.	14,713	497
	TCF Financial Corp.	41,644	490
	TFS Financial Corp.	39,815	483
	White Mountains Insurance Group Inc.	2,774	477
	Marshall & Ilsley Corp.	82,757	466
	UDR, Inc. REIT	52,038	448
	American Financial Group, Inc.	27,028	434
	Camden Property Trust REIT	18,820	406
	Hospitality Properties Trust REIT	33,107	397
	Zions Bancorp	38,853	382
	Janus Capital Group Inc.	56,575	376
	Transatlantic Holdings, Inc.	9,480	338
	Synovus Financial Corp.	100,719	327
*	CB Richard Ellis Group, Inc.	76,692	309
	Capitol Federal Financial	7,791	295
	Genworth Financial Inc.	152,425	290
	BOK Financial Corp.	8,356	289
	Mercury General Corp.	9,719	289
	Odyssey Re Holdings Corp.	7,588	288
	Duke Realty Corp. REIT	51,828	285
	Weingarten Realty Investors REIT	28,297	269
	Huntington Bancshares Inc.	120,813	201
	The Macerich Co. REIT	26,437	165
	CapitalSource Inc. REIT	67,313	82
	Student Loan Corp.	1,353	59
			306,805
Health Care (14.8%)
	Johnson & Johnson	990,577	52,104
	Pfizer Inc.	2,407,219	32,786
	Abbott Laboratories	553,928	26,422
	Wyeth	475,402	20,461
	Merck & Co., Inc.	754,846	20,192
*	Amgen Inc.	378,251	18,731
	Bristol-Myers Squibb Co.	706,813	15,493
*	Gilead Sciences, Inc.	325,123	15,060
	Schering-Plough Corp.	580,583	13,673
	Eli Lilly & Co.	365,342	12,206
	Medtronic, Inc.	402,885	11,873
	Baxter International, Inc.	221,452	11,343
	UnitedHealth Group Inc.	431,348	9,028

*	Medco Health Solutions, Inc.	177,832	7,352
*	Celgene Corp.	163,584	7,263
*	WellPoint Inc.	181,753	6,901
	Covidien Ltd.	179,903	5,980
	Becton, Dickinson & Co.	86,896	5,843
*	Genzyme Corp.	96,630	5,739
*	Biogen Idec Inc.	104,216	5,463
*	Thermo Fisher Scientific, Inc.	150,072	5,353
	Allergan, Inc.	108,649	5,189
*	St. Jude Medical, Inc.	122,956	4,467
	Cardinal Health, Inc.	128,544	4,047
	Aetna Inc.	164,818	4,010
*	Boston Scientific Corp.	482,878	3,839
*	Express Scripts Inc.	75,250	3,474
	Stryker Corp.	100,998	3,438
	McKesson Corp.	97,518	3,417
*	Zimmer Holdings, Inc.	80,068	2,923
	C.R. Bard, Inc.	35,409	2,823
	Quest Diagnostics, Inc.	59,259	2,814
*	Forest Laboratories, Inc.	107,467	2,360
*	Laboratory Corp. of America Holdings	38,534	2,254
*	Life Technologies Corp.	61,951	2,012
	AmerisourceBergen Corp.	55,819	1,823
*	Hospira, Inc.	57,080	1,762
	CIGNA Corp.	97,189	1,710
*	Cephalon, Inc.	24,435	1,664
*	Vertex Pharmaceuticals, Inc.	57,556	1,654
*	Illumina, Inc.	44,142	1,644
*	DaVita, Inc.	37,142	1,632
*	Humana Inc.	60,301	1,573
*	Myriad Genetics, Inc.	33,286	1,514
*	Mylan Inc.	108,753	1,458
	DENTSPLY International Inc.	50,523	1,357
*	Varian Medical Systems, Inc.	44,368	1,351
*	Intuitive Surgical, Inc.	14,076	1,342
*	Waters Corp.	35,291	1,304
*	Henry Schein, Inc.	31,744	1,270
*	Edwards Lifesciences Corp.	19,847	1,203
*	Hologic, Inc.	91,508	1,198
*	Millipore Corp.	19,784	1,136
	Beckman Coulter, Inc.	22,251	1,135
*	Watson Pharmaceuticals, Inc.	35,634	1,109
*	Cerner Corp.	24,466	1,076
	Omnicare, Inc.	42,302	1,036
*	Alexion Pharmaceuticals, Inc.	26,535	999
*	ResMed Inc.	26,856	949
	Pharmaceutical Product Development, Inc.	37,745	895
*	Endo Pharmaceuticals Holdings, Inc.	47,969	848
	IMS Health, Inc.	64,875	809
*	Covance, Inc.	22,483	801
	Techne Corp.	12,983	710
	Perrigo Co.	27,937	694
*	Coventry Health Care Inc.	53,343	690
*	Charles River Laboratories, Inc.	24,198	658
*	King Pharmaceuticals, Inc.	88,285	624
*	Patterson Companies, Inc.	32,727	617

*	Amylin Pharmaceuticals, Inc.	49,294	579
*	Lincare Holdings, Inc.	26,432	576
*	Sepracor Inc.	38,430	563
*	Health Net Inc.	36,692	531
*	Community Health Systems, Inc.	33,012	506
*	Kinetic Concepts, Inc.	18,936	400
*	Warner Chilcott Ltd.	35,285	371
*	Abraxis BioScience	2,779	133
			400,237
Industrials (9.7%)
	General Electric Co.	3,756,460	37,978
	United Technologies Corp.	322,429	13,858
	United Parcel Service, Inc.	242,001	11,911
	3M Co.	234,890	11,679
	The Boeing Co.	248,658	8,847
	Lockheed Martin Corp.	121,561	8,391
	Emerson Electric Co.	273,727	7,823
	Union Pacific Corp.	180,757	7,431
	Burlington Northern Santa Fe Corp.	122,297	7,356
	Honeywell International Inc.	246,329	6,863
	Caterpillar, Inc.	215,405	6,023
	Raytheon Co.	147,836	5,757
	Deere & Co.	152,441	5,011
	Danaher Corp.	91,364	4,954
	General Dynamics Corp.	118,421	4,925
	Northrop Grumman Corp.	110,981	4,843
	FedEx Corp.	105,438	4,691
	Illinois Tool Works, Inc.	146,163	4,509
	Waste Management, Inc.	175,239	4,486
	Norfolk Southern Corp.	132,273	4,464
	CSX Corp.	140,598	3,634
	Tyco International Ltd.	168,574	3,297
	PACCAR, Inc.	122,828	3,164
	Precision Castparts Corp.	49,695	2,977
	L-3 Communications Holdings, Inc.	42,608	2,889
	C.H. Robinson Worldwide Inc.	60,303	2,750
	ITT Industries, Inc.	61,548	2,368
	Fluor Corp.	64,744	2,237
	Republic Services, Inc. Class A	127,763	2,191
	Expeditors International of Washington, Inc.	75,623	2,139
	Eaton Corp.	55,904	2,061
	Parker Hannifin Corp.	57,475	1,953
*	First Solar, Inc.	14,495	1,923
	Rockwell Collins, Inc.	56,534	1,845
	Dover Corp.	66,514	1,755
	Cummins Inc.	68,209	1,736
	Pitney Bowes, Inc.	73,533	1,717
*	Jacobs Engineering Group Inc.	43,869	1,696
	Southwest Airlines Co.	263,635	1,669

	Goodrich Corp.	43,933	1,665
	W.W. Grainger, Inc.	23,116	1,622
	Cooper Industries, Inc. Class A	61,868	1,600
	Ingersoll-Rand Co.	113,648	1,568
*	Iron Mountain, Inc.	68,455	1,518
*	Quanta Services, Inc.	70,132	1,504
	The Dun & Bradstreet Corp.	19,218	1,480
*	Stericycle, Inc.	30,664	1,464
	Fastenal Co.	45,166	1,452
	Roper Industries Inc.	32,138	1,364
*	Delta Air Lines Inc.	224,974	1,267
	Cintas Corp.	49,208	1,216
*	URS Corp.	29,831	1,205
	Ametek, Inc.	38,139	1,193
	Flowserve Corp.	20,153	1,131
	Equifax, Inc.	45,177	1,105
*	McDermott International, Inc.	81,664	1,093
	Rockwell Automation, Inc.	48,057	1,050
	Robert Half International, Inc.	52,747	940
	Masco Corp.	131,381	917
	SPX Corp.	19,380	911
*	FTI Consulting, Inc.	18,201	901
	Manpower Inc.	27,934	881
*	Foster Wheeler AG	50,038	874
	Pall Corp.	42,202	862
	Joy Global Inc.	38,632	823
*	Shaw Group, Inc.	29,860	818
	KBR Inc.	57,853	799
*	Alliant Techsystems, Inc.	11,655	781
*	Navistar International Corp.	22,955	768
*	Aecom Technology Corp.	29,415	767
	Avery Dennison Corp.	34,320	767
*	Copart, Inc.	25,358	752
	Pentair, Inc.	33,633	729
	J.B. Hunt Transport Services, Inc.	29,301	706
	Donaldson Co., Inc.	24,802	666
	Harsco Corp.	29,661	658
*	AGCO Corp.	32,967	646
*	Covanta Holding Corp.	43,746	573
	Ryder System, Inc.	19,945	565
	R.R. Donnelley & Sons Co.	72,536	532
*	IHS Inc. Class A	12,861	530
	Textron, Inc.	85,288	490
*	Kansas City Southern	32,678	415
	Bucyrus International, Inc.	26,457	402
*	Spirit Aerosystems Holdings Inc.	36,424	363
*,^	SunPower Corp. Class A	14,771	351
*	Monster Worldwide Inc.	39,987	326

*	Terex Corp.	34,183	316
*	AMR Corp.	98,640	315
*	SunPower Corp. Class B	14,868	294
*	Owens Corning Inc.	27,450	248
*	Hertz Global Holdings Inc.	50,948	200
			262,184
Information Technology (17.9%)
	Microsoft Corp.	2,858,224	52,506
	International Business Machines Corp.	479,685	46,477
*	Cisco Systems, Inc.	2,090,325	35,055
*	Apple Inc.	317,349	33,360
	Intel Corp.	1,985,672	29,884
*	Google Inc.	85,522	29,767
	Hewlett-Packard Co.	874,411	28,034
*	Oracle Corp.	1,472,125	26,601
	QUALCOMM Inc.	591,013	22,996
	Visa Inc.	160,328	8,914
*	EMC Corp.	728,092	8,300
	Texas Instruments, Inc.	462,673	7,639
	Corning, Inc.	554,658	7,360
	Automatic Data Processing, Inc.	181,263	6,373
*	Yahoo! Inc.	470,564	6,028
	Accenture Ltd.	218,797	6,015
*	Dell Inc.	628,983	5,963
	MasterCard, Inc. Class A	31,588	5,290
	Applied Materials, Inc.	479,042	5,150
*	eBay Inc.	387,525	4,867
*	Symantec Corp.	298,655	4,462
*	Adobe Systems, Inc.	189,692	4,057
	Motorola, Inc.	809,975	3,426
	Western Union Co.	254,969	3,205
*	Broadcom Corp.	159,171	3,180
	Paychex, Inc.	115,714	2,970
*	Intuit, Inc.	109,196	2,948
*	Juniper Networks, Inc.	188,153	2,834
	CA, Inc.	147,798	2,603
*	Activision Blizzard, Inc.	212,349	2,221
*	BMC Software, Inc.	66,818	2,205
*	Cognizant Technology Solutions Corp.	103,859	2,159
*	Fiserv, Inc.	57,128	2,083
*	Electronic Arts Inc.	114,357	2,080
	Analog Devices, Inc.	103,824	2,001
*	Computer Sciences Corp.	54,046	1,991
*	Agilent Technologies, Inc.	127,663	1,962
*	Sun Microsystems, Inc.	265,336	1,942
	Xilinx, Inc.	97,772	1,873
	Altera Corp.	106,404	1,867
*	NVIDIA Corp.	188,494	1,859

*	McAfee Inc.	54,414	1,823
	Linear Technology Corp.	79,176	1,819
	Tyco Electronics Ltd.	163,091	1,801
	Amphenol Corp.	62,786	1,789
*	NetApp, Inc.	116,702	1,732
*	Marvell Technology Group Ltd.	185,024	1,695
*	Affiliated Computer Services, Inc. Class A	32,535	1,558
*	Western Digital Corp.	78,946	1,527
*	Citrix Systems, Inc.	64,736	1,466
	Xerox Corp.	307,790	1,400
	Harris Corp.	48,034	1,390
	Microchip Technology, Inc.	64,874	1,375
*	Autodesk, Inc.	80,732	1,357
*	MEMC Electronic Materials, Inc.	80,151	1,322
*	VeriSign, Inc.	69,249	1,307
*	SAIC, Inc.	68,801	1,285
	Fidelity National Information Services, Inc.	67,980	1,237
*	Red Hat, Inc.	68,061	1,214
*	salesforce.com, inc.	36,955	1,210
	KLA-Tencor Corp.	60,476	1,210
*	Akamai Technologies, Inc.	60,463	1,173
*	Micron Technology, Inc.	273,454	1,110
*	Synopsys, Inc.	51,426	1,066
	Lender Processing Services, Inc.	34,073	1,043
*	Teradata Corp.	62,852	1,019
*	LAM Research Corp.	44,640	1,016
*	SanDisk Corp.	80,291	1,016
*	FLIR Systems, Inc.	47,049	964
	Global Payments Inc.	28,481	952
*	Avnet, Inc.	53,873	943
*	Hewitt Associates, Inc.	30,410	905
*	Alliance Data Systems Corp.	23,067	852
*	Flextronics International Ltd.	293,692	849
	National Semiconductor Corp.	82,132	843
	Total System Services, Inc.	59,914	827
*	Arrow Electronics, Inc.	42,752	815
*	Nuance Communications, Inc.	65,143	707
*	LSI Corp.	230,360	700
*	Ingram Micro, Inc. Class A	52,569	664
*	Advanced Micro Devices, Inc.	217,398	663
*	Trimble Navigation Ltd.	42,541	650
*	Dolby Laboratories Inc.	18,435	629
*	Mettler-Toledo International Inc.	12,086	620
*	Tellabs, Inc.	135,349	620
*	Novellus Systems, Inc.	35,052	583
	Intersil Corp.	43,740	503
*	Lexmark International, Inc.	27,716	468
*	DST Systems, Inc.	13,106	454

*	NCR Corp.	55,847	444
*	Cadence Design Systems, Inc.	93,729	394
*	VMware Inc.	16,185	382
	Jabil Circuit, Inc.	62,865	350
	Molex, Inc. Class A	26,501	335
	Molex, Inc.	22,434	308
			484,891
Materials (3.6%)
	Monsanto Co.	195,659	16,259
	Newmont Mining Corp. (Holding Co.)	168,911	7,560
	Praxair, Inc.	110,101	7,409
	E.I. du Pont de Nemours & Co.	322,061	7,192
	Freeport-McMoRan Copper & Gold, Inc. Class B	134,907	5,141
	Nucor Corp.	112,167	4,281
	Air Products & Chemicals, Inc.	74,724	4,203
	Rohm & Haas Co.	45,245	3,567
	Ecolab, Inc.	84,896	2,948
	Dow Chemical Co.	329,171	2,775
	Alcoa Inc.	338,661	2,486
	The Mosaic Co.	55,481	2,329
	PPG Industries, Inc.	58,627	2,163
	Weyerhaeuser Co.	75,350	2,077
	Vulcan Materials Co.	39,379	1,744
	Sigma-Aldrich Corp.	44,689	1,689
	Ball Corp.	32,102	1,393
	CF Industries Holdings, Inc.	19,203	1,366
*	Crown Holdings, Inc.	57,682	1,311
	Martin Marietta Materials, Inc.	14,823	1,175
	FMC Corp.	25,007	1,079
	Terra Industries, Inc.	36,491	1,025
	International Paper Co.	144,761	1,019
	Airgas, Inc.	26,074	882
	United States Steel Corp.	41,396	875
*	Owens-Illinois, Inc.	59,611	861
	Lubrizol Corp.	23,905	813
	Sealed Air Corp.	56,468	779
	International Flavors & Fragrances, Inc.	25,312	771
	Sonoco Products Co.	35,727	750
	Bemis Co., Inc.	35,623	747
	Cliffs Natural Resources Inc.	40,694	739
	MeadWestvaco Corp.	61,016	732
	Eastman Chemical Co.	26,032	698
*	Pactiv Corp.	46,937	685
	Allegheny Technologies Inc.	31,165	683
	Celanese Corp. Series A	50,734	678
	Nalco Holding Co.	48,656	636
	Reliance Steel & Aluminum Co.	23,692	624
	Albemarle Corp.	25,788	561

	Steel Dynamics, Inc.	58,988	520
	Commercial Metals Co.	40,320	466
	AK Steel Holding Corp.	39,610	282
	Titanium Metals Corp.	41,225	226
			96,199
Other (0.1%)
[2]	Miscellaneous Securities		1,758

Telecommunication Services (3.9%)
	AT&T Inc.	2,103,793	53,016
	Verizon Communications Inc.	1,014,059	30,625
*	American Tower Corp. Class A	141,801	4,315
*	Sprint Nextel Corp.	994,006	3,549
*	Crown Castle International Corp.	97,844	1,997
	Embarq Corp.	50,700	1,919
	Qwest Communications International Inc.	546,252	1,868
*	MetroPCS Communications Inc.	74,929	1,280
	Windstream Corp.	156,702	1,263
	CenturyTel, Inc.	34,031	957
*	NII Holdings Inc.	59,311	890
	Frontier Communications Corp.	111,191	798
*	Leap Wireless International, Inc.	19,695	687
*	Level 3 Communications, Inc.	570,078	524
	Telephone & Data Systems, Inc.	19,127	507
	Telephone & Data Systems, Inc. - Special Common Shares	17,602	416
*	U.S. Cellular Corp.	6,792	226
			104,837
Utilities (4.3%)
	Exelon Corp.	234,768	10,656
	Southern Co.	276,429	8,464
	FPL Group, Inc.	138,633	7,033
	Duke Energy Corp.	451,652	6,468
	Dominion Resources, Inc.	207,557	6,432
	Public Service Enterprise Group, Inc.	180,802	5,328
	PG&E Corp.	128,979	4,930
	Entergy Corp.	67,534	4,598
	FirstEnergy Corp.	108,926	4,205
	Consolidated Edison Inc.	97,815	3,874
	PPL Corp.	133,551	3,834
	Sempra Energy	82,535	3,816
	American Electric Power Co., Inc.	143,877	3,634
	Progress Energy, Inc.	98,237	3,562
	Edison International	110,362	3,180
	Xcel Energy, Inc.	160,073	2,982
	Questar Corp.	61,962	1,824
	Ameren Corp.	75,426	1,749
	Wisconsin Energy Corp.	41,780	1,720
	DTE Energy Co.	58,147	1,611

	Allegheny Energy, Inc.	60,368	1,399
	EQT Corp.	44,439	1,392
*	NRG Energy, Inc.	78,956	1,390
*	AES Corp.	235,972	1,371
	Northeast Utilities	61,659	1,331
	Constellation Energy Group, Inc.	64,099	1,324
	SCANA Corp.	39,905	1,233
	NSTAR	38,243	1,219
	CenterPoint Energy Inc.	116,442	1,215
	MDU Resources Group, Inc.	62,282	1,005
	Alliant Energy Corp.	39,587	977
	Aqua America, Inc.	48,436	969
	Pepco Holdings, Inc.	77,313	965
	NiSource, Inc.			97,957	960
	Pinnacle West Capital Corp.			36,106	959
	CMS Energy Corp.			80,728	956
	DPL Inc.			41,551	937
	UGI Corp. Holding Co.			38,686	913
	TECO Energy, Inc.			76,258	850
	ONEOK, Inc.			35,416	802
	NV Energy Inc.			83,480	784
	National Fuel Gas Co.			25,447	781
	Integrys Energy Group, Inc.			27,367	713
	Energen Corp.			24,420	711
*	Mirant Corp.			55,465	632
	American Water Works Co., Inc.			22,574	434
*	Reliant Energy, Inc.			125,688	401
*	Dynegy, Inc.			176,910	248

					116,771
Total Common Stocks (Cost $3,840,761)					2,700,828
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund	0.440%		5,095,802	5,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]	Federal Home Loan Mortgage Corp.	0.200%	5/6/09	2,000	2,000
Total Temporary Cash Investments (Cost $7,096)					7,096
Total Investments (100.1%) (Cost $3,847,857)					2,707,924
Other Assets and Liabilities-Net (-0.1%)[4]					(3,536)
Net Assets (100%)					2,704,388

Large Cap Index Fund

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,591,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $5,096,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Large Cap Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $3,847,857,000. Net unrealized depreciation of investment securities for tax purposes was $1,139,933,000, consisting of unrealized gains of $14,478,000 on securities that had risen in value since their purchase and $1,154,411,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	2	397	39
E-mini S&P 500 Index	35	1,391	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Large Cap Index Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	2,705,924	49
Level 2- Other significant observable inputs	2,000	-
Level 3- Significant unobservable inputs	-	-
Total	2,707,924	49

Vanguard Mid-Cap Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (15.0%)
*	AutoZone Inc.	401,120	65,230
	H & R Block, Inc.	3,346,098	60,866
	Sherwin-Williams Co.	982,171	51,043
	VF Corp.	870,424	49,710
	Genuine Parts Co.	1,575,959	47,058
	Ross Stores, Inc.	1,300,097	46,647
*	ITT Educational Services, Inc.	382,454	46,438
	Tim Hortons, Inc.	1,790,416	45,423
	Darden Restaurants Inc.	1,302,700	44,630
*	O'Reilly Automotive, Inc.	1,263,215	44,225
	Family Dollar Stores, Inc.	1,312,016	43,782
*	GameStop Corp. Class A	1,537,878	43,091
	Mattel, Inc.	3,542,932	40,850
*	Dollar Tree, Inc.	893,808	39,819
	Advance Auto Parts, Inc.	935,983	38,450
	Hasbro, Inc.	1,238,293	31,044
	Harley-Davidson, Inc.	2,301,343	30,815
	DeVry, Inc.	637,216	30,701
*	Priceline.com, Inc.	381,111	30,024
	Cablevision Systems NY Group Class A	2,310,555	29,899
	D. R. Horton, Inc.	2,817,044	27,325
*	CarMax, Inc.	2,178,848	27,105
^	Nordstrom, Inc.	1,596,779	26,746
	Tiffany & Co.	1,225,749	26,427
	PetSmart, Inc.	1,256,498	26,336
	Limited Brands, Inc.	3,022,393	26,295
	Strayer Education, Inc.	140,610	25,292
*	Toll Brothers, Inc.	1,334,879	24,241
	Pulte Homes, Inc.	2,163,269	23,645
	BorgWarner, Inc.	1,144,529	23,234
	Polo Ralph Lauren Corp.	547,756	23,143
	Starwood Hotels & Resorts Worldwide, Inc.	1,809,068	22,975
	American Eagle Outfitters, Inc.	1,831,575	22,418
	Whirlpool Corp.	726,458	21,496
	Burger King Holdings Inc.	931,651	21,381
	Washington Post Co. Class B	59,854	21,374
*	Discovery Communications Inc. Class A	1,324,777	21,223
	Abercrombie & Fitch Co.	860,301	20,475
	The Stanley Works	700,880	20,410
*	Discovery Communications Inc. Class C	1,389,956	20,363
	Leggett & Platt, Inc.	1,543,876	20,055

	Wendy's/Arby's Group, Inc.	3,946,904	19,853
	Scripps Networks Interactive	879,917	19,807
*	Interpublic Group of Cos., Inc.	4,710,339	19,407
*	Urban Outfitters, Inc.	1,160,334	18,995
	Black & Decker Corp.	593,911	18,744
*	AutoNation, Inc.	1,310,975	18,196
*	Expedia, Inc.	1,939,695	17,612
	Newell Rubbermaid, Inc.	2,743,170	17,501
*	NVR, Inc.	40,429	17,294
*	Mohawk Industries, Inc.	575,498	17,190
*	Liberty Media Corp.-Interactive Series A	5,585,149	16,197
	Foot Locker, Inc.	1,530,827	16,043
*	Penn National Gaming, Inc.	657,194	15,871
	Autoliv, Inc.	819,888	15,225
	Brinker International, Inc.	1,005,954	15,190
*,^	Wynn Resorts Ltd.	720,708	14,393
*	The Goodyear Tire & Rubber Co.	2,267,386	14,194
	Virgin Media Inc.	2,754,848	13,223
	Guess ?, Inc.	558,804	11,780
^	Royal Caribbean Cruises, Ltd.	1,371,197	10,983
	Eastman Kodak Co.	2,656,731	10,096
	RadioShack Corp.	1,175,350	10,073
^	General Motors Corp.	5,134,986	9,962
	KB Home	753,616	9,933
	Centex Corp.	1,229,742	9,223
	Lennar Corp. Class A	1,215,219	9,126
	Harman International Industries, Inc.	550,228	7,445
	Wyndham Worldwide Corp.	1,755,885	7,375
	WABCO Holdings Inc.	569,772	7,014
*,^	Lamar Advertising Co. Class A	717,793	6,998
	Weight Watchers International, Inc.	342,314	6,350
	Gannett Co., Inc.	2,257,767	4,967
*,^	MGM Mirage, Inc.	955,675	2,227
*	Clear Channel Outdoor Holdings, Inc. Class A	400,681	1,470
	Lennar Corp. Class B	63,528	361
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	8,389	—
			1,782,022
Consumer Staples (5.6%)
	Bunge Ltd.	1,202,189	68,104
	Molson Coors Brewing Co. Class B	1,492,993	51,180
	J.M. Smucker Co.	1,166,218	43,465
*	Dr. Pepper Snapple Group, Inc.	2,507,595	42,403
	Coca-Cola Enterprises, Inc.	2,893,853	38,170
	Church & Dwight, Inc.	692,138	36,150
	McCormick & Co., Inc.	1,161,573	34,348
	Brown-Forman Corp. Class B	792,102	30,757
	The Pepsi Bottling Group, Inc.	1,356,578	30,035
*	Ralcorp Holdings, Inc.	556,814	30,001

	SUPERVALU Inc.	2,093,030	29,889
*	Dean Foods Co.	1,521,690	27,512
*	Energizer Holdings, Inc.	547,527	27,207
	Tyson Foods, Inc.	2,888,533	27,123
*	Hansen Natural Corp.	730,869	26,311
	The Estee Lauder Cos. Inc. Class A	1,052,442	25,943
^	Whole Foods Market, Inc.	1,386,889	23,300
	Hormel Foods Corp.	732,858	23,239
*	Constellation Brands, Inc. Class A	1,927,152	22,933
*	Smithfield Foods, Inc.	1,257,104	11,892
	PepsiAmericas, Inc.	630,034	10,868
			660,830
Energy (8.7%)
	Noble Energy, Inc.	1,707,551	92,003
	Range Resources Corp.	1,535,418	63,198
	Noble Corp.	2,608,976	62,850
*	Ultra Petroleum Corp.	1,487,608	53,390
*	Petrohawk Energy Corp.	2,712,791	52,167
*	Cameron International Corp.	2,169,852	47,585
	CONSOL Energy, Inc.	1,791,018	45,205
	El Paso Corp.	6,905,090	43,157
*	FMC Technologies Inc.	1,235,920	38,771
	ENSCO International, Inc.	1,401,864	37,009
*	Denbury Resources, Inc.	2,441,905	36,287
*	Pride International, Inc.	1,710,736	30,759
	Sunoco, Inc.	1,155,081	30,586
*	Newfield Exploration Co.	1,307,191	29,673
	BJ Services Co.	2,885,621	28,712
*	Kinder Morgan Management, LLC	695,898	28,365
*	Nabors Industries, Inc.	2,812,817	28,100
	Cabot Oil & Gas Corp.	1,021,581	24,079
	Helmerich & Payne, Inc.	1,040,080	23,683
	Pioneer Natural Resources Co.	1,163,232	19,158
	Arch Coal, Inc.	1,412,025	18,879
	Tesoro Corp.	1,370,195	18,456
*	Plains Exploration & Production Co.	1,063,548	18,325
	Tidewater Inc.	483,874	17,966
	Cimarex Energy Co.	822,571	15,119
	Patterson-UTI Energy, Inc.	1,527,263	13,684
	Rowan Cos., Inc.	1,116,259	13,362
	Frontier Oil Corp.	1,026,276	13,126
*	Alpha Natural Resources, Inc.	696,342	12,360
	Walter Industries, Inc.	537,565	12,294
*	Forest Oil Corp.	912,667	12,002
*,^	Continental Resources, Inc.	502,002	10,647
*	Exterran Holdings, Inc.	608,154	9,743
	Massey Energy Co.	842,577	8,527
*	CNX Gas Corp.	298,900	7,087

*	SandRidge Energy, Inc.	1,067,830	7,037
*	Quicksilver Resources, Inc.	1,073,461	5,947
			1,029,298
Financials (14.6%)
	Annaly Capital Management Inc. REIT	5,350,196	74,207
	People's United Financial Inc.	3,437,734	61,776
	Plum Creek Timber Co. Inc. REIT	1,648,613	47,925
	HCP, Inc. REIT	2,497,403	44,579
	Everest Re Group, Ltd.	606,980	42,974
*	IntercontinentalExchange Inc.	571,286	42,544
	Unum Group	3,272,937	40,912
	Fidelity National Financial, Inc. Class A	1,988,906	38,804
	Avalonbay Communities, Inc. REIT	787,890	37,078
	Willis Group Holdings Ltd.	1,644,083	36,170
	New York Community Bancorp, Inc.	3,232,054	36,102
	Cincinnati Financial Corp.	1,524,827	34,873
	PartnerRe Ltd.	544,100	33,772
	Health Care Inc. REIT	1,074,737	32,876
	W.R. Berkley Corp.	1,434,420	32,346
*	TD Ameritrade Holding Corp.	2,339,643	32,310
	Ventas, Inc. REIT	1,416,390	32,025
	Axis Capital Holdings Ltd.	1,328,296	29,940
	Regions Financial Corp.	6,839,700	29,137
	HCC Insurance Holdings, Inc.	1,133,680	28,557
	RenaissanceRe Holdings Ltd.	576,504	28,502
	Comerica, Inc.	1,487,465	27,235
*	Nasdaq Stock Market Inc.	1,385,144	27,121
	Federal Realty Investment Trust REIT	582,931	26,815
*	Markel Corp.	92,120	26,151
	Assurant, Inc.	1,162,572	25,321
	Eaton Vance Corp.	1,085,890	24,813
	Cullen/Frost Bankers, Inc.	527,702	24,770
	Rayonier Inc. REIT	779,044	23,543
	Old Republic International Corp.	2,166,790	23,445
	Commerce Bancshares, Inc.	635,629	23,073
	Reinsurance Group of America, Inc.	711,866	23,057
	Brown & Brown, Inc.	1,188,767	22,480
*	Arch Capital Group Ltd.	416,960	22,457
	First Horizon National Corp.	2,083,385	22,376
	Legg Mason Inc.	1,390,156	22,103
	Torchmark Corp.	840,471	22,046
	Nationwide Health Properties, Inc. REIT	981,970	21,790
	First American Corp.	780,168	20,682
	Federated Investors, Inc.	905,618	20,159
	Host Hotels & Resorts Inc. REIT	4,912,574	19,257
	AMB Property Corp. REIT	1,309,007	18,850
	Raymond James Financial, Inc.	952,394	18,762
	Associated Banc-Corp.	1,200,640	18,538

	Regency Centers Corp. REIT	692,778	18,407
	Liberty Property Trust REIT	971,379	18,398
	Kimco Realty Corp. REIT	2,371,632	18,072
	XL Capital Ltd. Class A	3,273,437	17,873
	ProLogis REIT	2,624,162	17,057
	SEI Investments Co.	1,320,273	16,121
	Jefferies Group, Inc.	1,131,802	15,619
*	The St. Joe Co.	910,713	15,245
	Fifth Third Bancorp	5,141,103	15,012
	TCF Financial Corp.	1,163,988	13,688
	City National Corp.	405,029	13,678
	White Mountains Insurance Group Inc.	77,351	13,297
	TFS Financial Corp.	1,078,742	13,085
	Marshall & Ilsley Corp.	2,314,088	13,028
	UDR, Inc. REIT	1,458,437	12,557
	American Financial Group, Inc.	742,863	11,923
	Camden Property Trust REIT	526,908	11,371
	Hospitality Properties Trust REIT	930,111	11,161
	Zions Bancorp	1,083,994	10,656
	Janus Capital Group Inc.	1,562,135	10,388
	Transatlantic Holdings, Inc.	262,421	9,361
	Synovus Financial Corp.	2,778,625	9,030
*	CB Richard Ellis Group, Inc.	2,143,706	8,639
	Capitol Federal Financial	219,877	8,314
	Genworth Financial Inc.	4,284,611	8,141
	BOK Financial Corp.	233,574	8,070
	Mercury General Corp.	270,867	8,045
	Duke Realty Corp. REIT	1,457,807	8,018
	Odyssey Re Holdings Corp.	208,246	7,899
^	Weingarten Realty Investors REIT	775,145	7,379
	Huntington Bancshares Inc.	3,440,131	5,711
^	The Macerich Co. REIT	753,349	4,716
	CapitalSource Inc. REIT	1,952,225	2,382
	Student Loan Corp.	39,666	1,723
			1,726,317
Health Care (10.8%)
*	Laboratory Corp. of America Holdings	1,067,467	62,436
*	Life Technologies Corp.	1,713,675	55,660
	AmerisourceBergen Corp.	1,541,938	50,360
*	Hospira, Inc.	1,577,551	48,683
*	Cephalon, Inc.	676,562	46,074
*	Vertex Pharmaceuticals, Inc.	1,593,779	45,789
*	Illumina, Inc.	1,223,046	45,546
*	DaVita, Inc.	1,025,987	45,092
*	Humana Inc.	1,667,648	43,492
*	Myriad Genetics, Inc.	919,210	41,796
*	Mylan Inc.	3,011,882	40,389
	DENTSPLY International Inc.	1,398,703	37,555

*	Varian Medical Systems, Inc.	1,228,153	37,385
*	Intuitive Surgical, Inc.	386,568	36,863
*	Waters Corp.	971,762	35,907
*	Henry Schein, Inc.	883,196	35,337
*	Edwards Lifesciences Corp.	550,180	33,357
*	Hologic, Inc.	2,532,661	33,153
	Beckman Coulter, Inc.	619,422	31,597
*	Millipore Corp.	545,979	31,345
*	Watson Pharmaceuticals, Inc.	982,227	30,557
*,^	Cerner Corp.	680,506	29,922
	Omnicare, Inc.	1,169,859	28,650
*	Alexion Pharmaceuticals, Inc.	731,746	27,558
*	ResMed Inc.	748,142	26,439
	Pharmaceutical Product Development, Inc.	1,048,768	24,877
*	Endo Pharmaceuticals Holdings, Inc.	1,326,845	23,459
	IMS Health, Inc.	1,797,641	22,417
*	Covance, Inc.	625,525	22,287
	Techne Corp.	356,980	19,530
	Perrigo Co.	775,218	19,249
*	Coventry Health Care Inc.	1,472,468	19,054
*	Charles River Laboratories, Inc.	669,768	18,224
*	King Pharmaceuticals, Inc.	2,439,136	17,245
*	Patterson Companies, Inc.	901,328	16,999
*	Lincare Holdings, Inc.	736,047	16,046
*	Amylin Pharmaceuticals, Inc.	1,359,364	15,972
*	Sepracor Inc.	1,075,441	15,766
*	Health Net Inc.	1,024,226	14,831
*	Community Health Systems, Inc.	921,279	14,132
*	Kinetic Concepts, Inc.	532,810	11,253
*	Warner Chilcott Ltd.	992,708	10,443
*	Abraxis BioScience	79,192	3,776
			1,286,502
Industrials (14.6%)
	C.H. Robinson Worldwide Inc.	1,672,553	76,285
	Fluor Corp.	1,794,099	61,986
	Expeditors International of Washington, Inc.	2,096,090	59,298
	Parker Hannifin Corp.	1,592,968	54,129
	Rockwell Collins, Inc.	1,564,782	51,075
	Dover Corp.	1,838,134	48,490
	Cummins Inc.	1,890,941	48,125
	Pitney Bowes, Inc.	2,037,448	47,574
*	Jacobs Engineering Group Inc.	1,214,446	46,951
	Goodrich Corp.	1,216,737	46,102
	W.W. Grainger, Inc.	639,123	44,854
	Cooper Industries, Inc. Class A	1,713,163	44,302
*	Iron Mountain, Inc.	1,893,769	41,985
*	Quanta Services, Inc.	1,942,860	41,674
	The Dun & Bradstreet Corp.	532,905	41,034

*	Stericycle, Inc.	845,825	40,371
^	Fastenal Co.	1,247,905	40,126
	Roper Industries Inc.	886,767	37,643
*	Delta Air Lines Inc.	6,235,354	35,105
	Cintas Corp.	1,359,182	33,599
*	URS Corp.	825,297	33,350
	Ametek, Inc.	1,054,849	32,985
	Flowserve Corp.	558,811	31,361
	Equifax, Inc.	1,248,467	30,525
*	McDermott International, Inc.	2,253,108	30,169
	Rockwell Automation, Inc.	1,328,677	29,018
	Robert Half International, Inc.	1,456,838	25,975
	Masco Corp.	3,645,369	25,445
	SPX Corp.	537,938	25,289
*	FTI Consulting, Inc.	502,285	24,853
	Manpower Inc.	770,534	24,295
	Pall Corp.	1,172,604	23,956
*	Foster Wheeler AG	1,322,051	23,096
	Joy Global Inc.	1,065,360	22,692
*	Shaw Group, Inc.	825,517	22,627
	KBR Inc.	1,596,713	22,051
*	Alliant Techsystems, Inc.	323,348	21,658
*	Navistar International Corp.	633,179	21,186
*	Aecom Technology Corp.	810,653	21,142
	Avery Dennison Corp.	945,512	21,123
*	Copart, Inc.	700,069	20,764
	Pentair, Inc.	926,136	20,069
	J.B. Hunt Transport Services, Inc.	809,525	19,518
	Donaldson Co., Inc.	684,032	18,359
	Harsco Corp.	825,491	18,301
*	AGCO Corp.	906,784	17,773
*	Covanta Holding Corp.	1,221,409	15,988
	Ryder System, Inc.	550,396	15,582
	R.R. Donnelley & Sons Co.	2,024,924	14,843
*	IHS Inc. Class A	358,047	14,744
	Textron, Inc.	2,381,517	13,670
*	Kansas City Southern	901,751	11,461
	Bucyrus International, Inc.	739,393	11,224
*	Spirit Aerosystems Holdings Inc.	1,021,024	10,180
*,^	SunPower Corp. Class A	411,342	9,782
*	Monster Worldwide Inc.	1,113,235	9,073
*	AMR Corp.	2,758,665	8,800
*	Terex Corp.	939,198	8,688
*	SunPower Corp. Class B	416,001	8,237
*	Owens Corning Inc.	760,975	6,879
*	Hertz Global Holdings Inc.	1,437,843	5,651
			1,733,090

Information Technology (14.8%)
*	BMC Software, Inc.	1,853,416	61,163
*	Cognizant Technology Solutions Corp.	2,878,292	59,840
*	Fiserv, Inc.	1,583,053	57,718
*	Computer Sciences Corp.	1,497,356	55,163
*	Sun Microsystems, Inc.	7,300,703	53,441
	Xilinx, Inc.	2,707,439	51,875
	Altera Corp.	2,939,335	51,585
*	McAfee Inc.	1,508,838	50,546
	Linear Technology Corp.	2,191,687	50,365
	Amphenol Corp.	1,737,514	49,502
*	Marvell Technology Group Ltd.	5,133,073	47,019
*	Affiliated Computer Services, Inc. Class A	898,965	43,051
*	Western Digital Corp.	2,190,014	42,355
*	Citrix Systems, Inc.	1,795,546	40,651
	Harris Corp.	1,330,364	38,501
	Microchip Technology, Inc.	1,797,919	38,098
*	Autodesk, Inc.	2,236,303	37,592
*	MEMC Electronic Materials, Inc.	2,218,627	36,585
*	VeriSign, Inc.	1,917,894	36,191
*	SAIC, Inc.	1,902,503	35,520
	Fidelity National Information Services, Inc.	1,877,975	34,179
*	Red Hat, Inc.	1,895,405	33,814
*	salesforce.com, inc.	1,024,961	33,547
	KLA-Tencor Corp.	1,669,041	33,381
*	Akamai Technologies, Inc.	1,671,756	32,432
*	Micron Technology, Inc.	7,549,403	30,651
*	Synopsys, Inc.	1,424,208	29,524
	Lender Processing Services, Inc.	941,692	28,825
*	SanDisk Corp.	2,234,281	28,264
*	Teradata Corp.	1,739,662	28,217
*	LAM Research Corp.	1,235,061	28,122
*	FLIR Systems, Inc.	1,304,490	26,716
	Global Payments Inc.	792,614	26,481
*	Avnet, Inc.	1,489,060	26,073
*	Hewitt Associates, Inc.	838,257	24,946
*,^	Alliance Data Systems Corp.	637,849	23,568
	National Semiconductor Corp.	2,268,460	23,297
*	Flextronics International Ltd.	8,001,422	23,124
	Total System Services, Inc.	1,653,704	22,838
*	Arrow Electronics, Inc.	1,179,143	22,474
*	Nuance Communications, Inc.	1,799,354	19,541
*	LSI Corp.	6,376,250	19,384
*	Ingram Micro, Inc. Class A	1,468,165	18,558
*	Advanced Micro Devices, Inc.	6,014,473	18,344
*	Trimble Navigation Ltd.	1,181,624	18,055
*	Dolby Laboratories Inc.	515,012	17,567
*	Tellabs, Inc.	3,741,901	17,138

*	Mettler-Toledo International Inc.	331,740	17,028
*	Novellus Systems, Inc.	966,489	16,073
	Intersil Corp.	1,213,280	13,953
*	Lexmark International, Inc.	774,425	13,065
*	DST Systems, Inc.	367,557	12,725
*	NCR Corp.	1,558,730	12,392
	Molex, Inc.	790,597	10,863
*	Cadence Design Systems, Inc.	2,574,486	10,813
	Jabil Circuit, Inc.	1,771,301	9,848
	Molex, Inc. Class A	574,140	7,257
			1,749,838
Materials (5.6%)
^	Vulcan Materials Co.	1,088,715	48,219
	Sigma-Aldrich Corp.	1,239,033	46,823
	Ball Corp.	888,208	38,548
	CF Industries Holdings, Inc.	533,915	37,977
*	Crown Holdings, Inc.	1,592,908	36,207
	Martin Marietta Materials, Inc.	409,452	32,470
	FMC Corp.	695,050	29,984
	Terra Industries, Inc.	1,009,489	28,357
	Airgas, Inc.	720,116	24,347
*	Owens-Illinois, Inc.	1,650,781	23,837
	Lubrizol Corp.	664,791	22,610
	Sealed Air Corp.	1,560,453	21,534
	International Flavors & Fragrances, Inc.	699,552	21,308
	Sonoco Products Co.	985,749	20,681
	Bemis Co., Inc.	985,203	20,660
	Cliffs Natural Resources Inc.	1,121,859	20,373
	MeadWestvaco Corp.	1,688,299	20,243
	Eastman Chemical Co.	716,972	19,215
*	Pactiv Corp.	1,300,247	18,971
	Celanese Corp. Series A	1,417,480	18,952
	Allegheny Technologies Inc.	856,556	18,784
	Nalco Holding Co.	1,360,007	17,775
	Reliance Steel & Aluminum Co.	652,855	17,190
	Albemarle Corp.	720,757	15,691
	Steel Dynamics, Inc.	1,527,723	13,459
	Commercial Metals Co.	1,125,722	13,002
	AK Steel Holding Corp.	1,108,081	7,889
	Titanium Metals Corp.	1,164,733	6,371
			661,477
Telecommunication Services (2.7%)
*	Crown Castle International Corp.	2,710,949	55,330
	Embarq Corp.	1,404,932	53,177
*	MetroPCS Communications Inc.	2,076,758	35,471
	Windstream Corp.	4,343,547	35,009
	CenturyTel, Inc.	940,256	26,440
*	NII Holdings Inc.	1,638,654	24,580

	Frontier Communications Corp.	3,077,133	22,094
*	Leap Wireless International, Inc.	548,880	19,139
*	Level 3 Communications, Inc.	15,936,016	14,661
	Telephone & Data Systems, Inc.	546,794	14,496
	Telephone & Data Systems, Inc. - Special Common Shares	472,346	11,171
*	U.S. Cellular Corp.	188,394	6,281
			317,849
Utilities (7.5%)
	Xcel Energy, Inc.	4,438,803	82,695
	Questar Corp.	1,714,371	50,454
	Wisconsin Energy Corp.	1,155,658	47,578
	DTE Energy Co.	1,611,401	44,636
	Allegheny Energy, Inc.	1,670,974	38,716
*	NRG Energy, Inc.	2,188,378	38,515
	EQT Corp.	1,227,950	38,472
	Northeast Utilities	1,705,501	36,822
	SCANA Corp.	1,103,532	34,088
	CenterPoint Energy Inc.	3,231,746	33,707
	NSTAR	1,055,678	33,655
	MDU Resources Group, Inc.	1,724,588	27,835
	Alliant Energy Corp.	1,091,680	26,954
	Aqua America, Inc.	1,336,001	26,720
	Pepco Holdings, Inc.	2,137,066	26,671
	NiSource, Inc.	2,710,706	26,565

	CMS Energy Corp.			2,235,940	26,474
	Pinnacle West Capital Corp.			996,450	26,466
	DPL Inc.			1,146,154	25,834
	UGI Corp. Holding Co.			1,066,398	25,178
	TECO Energy, Inc.			2,103,186	23,451
	ONEOK, Inc.			981,191	22,204
	NV Energy Inc.			2,313,840	21,727
	National Fuel Gas Co.			703,822	21,586
	Integrys Energy Group, Inc.			755,311	19,668
	Energen Corp.			673,296	19,613
*	Mirant Corp.			1,549,426	17,663
	American Water Works Co., Inc.			632,040	12,160
*	Reliant Energy, Inc.			3,458,341	11,032
*	Dynegy, Inc.			4,977,040	7,018
					894,157
Total Common Stocks (Cost $17,687,705)					11,841,380
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund	0.440%		87,049,338	87,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Federal National Mortgage Assn.	0.541%	7/30/09	1,000	999
[4,5]	Federal National Mortgage Assn.	0.371%	8/3/09	3,000	2,997
[4,5]	Federal National Mortgage Assn.	0.426%	9/23/09	3,000	2,995
					6,991
Total Temporary Cash Investments (Cost $94,037)					94,040
Total Investments (100.7%) (Cost $17,781,742)					11,935,420
Other Assets and Liabilities-Net (-0.7%)[3]					(83,293)
Net Assets (100%)					11,852,127

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $75,599,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $79,242,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $6,991,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $17,781,742,000. Net unrealized depreciation of investment securities for tax purposes was $5,846,322,000, consisting of unrealized gains of $404,191,000 on securities that had risen in value since their purchase and $6,250,513,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index	57	13,905	1,050
E-mini S&P MidCap 400 Index	60	2,928	85

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	11,928,430	1,135
Level 2- Other significant observable inputs	6,990	-
Level 3- Significant unobservable inputs	-	-
Total	11,935,420	1,135

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (14.2%)
*	AutoZone Inc.	44,972	7,313
	Ross Stores, Inc.	145,835	5,232
*	ITT Educational Services, Inc.	42,883	5,207
	Tim Hortons, Inc.	200,777	5,094
*	O'Reilly Automotive, Inc.	141,703	4,961
	Family Dollar Stores, Inc.	147,166	4,911
*	GameStop Corp. Class A	172,435	4,832
*	Dollar Tree, Inc.	100,286	4,468
	DeVry, Inc.	71,485	3,444
	H & R Block, Inc.	187,660	3,413
*	Priceline.com, Inc.	42,738	3,367
	Cablevision Systems NY Group Class A	259,166	3,354
*	CarMax, Inc.	244,347	3,040
	Tiffany & Co.	137,431	2,963
	PetSmart, Inc.	140,971	2,955
	Strayer Education, Inc.	15,782	2,839
*	Toll Brothers, Inc.	149,745	2,719
	Polo Ralph Lauren Corp.	61,394	2,594
	Burger King Holdings Inc.	104,450	2,397
*	Discovery Communications Inc. Class C	155,946	2,285
	Wendy's/Arby's Group, Inc.	442,662	2,227
	Scripps Networks Interactive	98,671	2,221
*	Urban Outfitters, Inc.	130,155	2,131
*	NVR, Inc.	4,539	1,941
*	Penn National Gaming, Inc.	73,585	1,777
*,^	Wynn Resorts Ltd.	80,840	1,614
*	Discovery Communications Inc. Class A	96,582	1,547
	Nordstrom, Inc.	89,583	1,500
	Abercrombie & Fitch Co.	62,722	1,493
	Guess ?, Inc.	62,622	1,320
	Harman International Industries, Inc.	61,668	834
*,^	Lamar Advertising Co. Class A	80,374	784
*	Interpublic Group of Cos., Inc.	184,872	762
	Weight Watchers International, Inc.	38,349	711
*	Clear Channel Outdoor Holdings, Inc. Class A	44,709	164
			98,414
Consumer Staples (3.8%)
	Church & Dwight, Inc.	77,635	4,055
*	Ralcorp Holdings, Inc.	62,498	3,367
*	Dean Foods Co.	170,638	3,085
*	Energizer Holdings, Inc.	61,449	3,053

*	Hansen Natural Corp.	81,974	2,951
	The Estee Lauder Cos. Inc. Class A	118,042	2,910
*	Dr. Pepper Snapple Group, Inc.	140,593	2,378
	McCormick & Co., Inc.	65,138	1,926
	Brown-Forman Corp. Class B	44,380	1,723
	Hormel Foods Corp.	28,790	913
			26,361
Energy (8.5%)
	Range Resources Corp.	172,156	7,086
	Noble Corp.	292,637	7,050
*	Ultra Petroleum Corp.	166,811	5,987
*	Petrohawk Energy Corp.	304,259	5,851
*	Cameron International Corp.	243,322	5,336
	CONSOL Energy, Inc.	200,848	5,069
*	FMC Technologies Inc.	138,659	4,350
*	Denbury Resources, Inc.	273,859	4,069
	ENSCO International, Inc.	102,243	2,699
	Helmerich & Payne, Inc.	75,786	1,726
	Arch Coal, Inc.	102,923	1,376
*	Continental Resources, Inc.	56,297	1,194
*	Nabors Industries, Inc.	110,373	1,103
	Massey Energy Co.	94,345	955
*	Alpha Natural Resources, Inc.	50,755	901
	Walter Industries, Inc.	39,133	895
*	CNX Gas Corp.	33,471	793
*	SandRidge Energy, Inc.	119,629	788
	Tidewater Inc.	18,953	704
*	Quicksilver Resources, Inc.	120,008	665
	Rowan Cos., Inc.	43,772	524
			59,121
Financials (4.5%)
*	IntercontinentalExchange Inc.	64,105	4,774
*	TD Ameritrade Holding Corp.	262,422	3,624
	Ventas, Inc. REIT	158,842	3,591
*	Nasdaq Stock Market Inc.	155,368	3,042
	Eaton Vance Corp.	121,800	2,783
	Brown & Brown, Inc.	133,315	2,521
	Plum Creek Timber Co. Inc. REIT	64,714	1,881
	SEI Investments Co.	147,837	1,805
	Jefferies Group, Inc.	126,859	1,751
*	Markel Corp.	5,181	1,471
	TFS Financial Corp.	78,559	953
	Odyssey Re Holdings Corp.	23,329	885
*	The St. Joe Co.	35,719	598
*	CB Richard Ellis Group, Inc.	119,675	482
	BOK Financial Corp.	13,037	451
	Capitol Federal Financial	8,598	325
			30,937

Health Care (17.6%)
*	Laboratory Corp. of America Holdings	119,717	7,002
*	Life Technologies Corp.	192,199	6,243
*	Cephalon, Inc.	75,882	5,168
*	Illumina, Inc.	137,219	5,110
*	DaVita, Inc.	115,073	5,057
*	Humana Inc.	187,046	4,878
*	Myriad Genetics, Inc.	103,132	4,689
	DENTSPLY International Inc.	156,863	4,212
*	Varian Medical Systems, Inc.	137,783	4,194
*	Intuitive Surgical, Inc.	43,349	4,134
*	Waters Corp.	109,004	4,028
*	Henry Schein, Inc.	99,100	3,965
*	Edwards Lifesciences Corp.	61,746	3,744
*	Hologic, Inc.	284,013	3,718
*	Hospira, Inc.	115,005	3,549
	Beckman Coulter, Inc.	69,497	3,545
*	Millipore Corp.	61,276	3,518
*	Watson Pharmaceuticals, Inc.	110,193	3,428
*	Cerner Corp.	76,332	3,356
*	Vertex Pharmaceuticals, Inc.	116,192	3,338
*	Alexion Pharmaceuticals, Inc.	82,063	3,090
*	ResMed Inc.	83,902	2,965
	Pharmaceutical Product Development, Inc.	117,647	2,791
*	Endo Pharmaceuticals Holdings, Inc.	148,865	2,632
	IMS Health, Inc.	201,647	2,515
*	Covance, Inc.	70,192	2,501
	Techne Corp.	40,019	2,189
	Perrigo Co.	86,952	2,159
*	Coventry Health Care Inc.	165,188	2,137
*	Charles River Laboratories, Inc.	74,995	2,041
*	Patterson Companies, Inc.	100,955	1,904
*	Lincare Holdings, Inc.	82,396	1,796
*	Amylin Pharmaceuticals, Inc.	152,582	1,793
*	Sepracor Inc.	120,716	1,770
*	Kinetic Concepts, Inc.	59,729	1,261
*	Warner Chilcott Ltd.	111,203	1,170
*	Abraxis BioScience	8,858	422
			122,012
Industrials (20.7%)
	C.H. Robinson Worldwide Inc.	187,590	8,556
	Fluor Corp.	201,192	6,951
	Expeditors International of Washington, Inc.	235,067	6,650
	Rockwell Collins, Inc.	175,544	5,730
	Cummins Inc.	212,026	5,396
	Pitney Bowes, Inc.	228,518	5,336
*	Jacobs Engineering Group Inc.	136,154	5,264
	W.W. Grainger, Inc.	71,693	5,031

	Cooper Industries, Inc. Class A	192,135	4,969
*	Iron Mountain, Inc.	212,341	4,708
*	Quanta Services, Inc.	217,939	4,675
	The Dun & Bradstreet Corp.	59,804	4,605
*	Stericycle, Inc.	94,815	4,525
	Fastenal Co.	139,998	4,502
	Roper Industries Inc.	99,496	4,224
*	Delta Air Lines Inc.	699,297	3,937
	Ametek, Inc.	118,307	3,699
	Flowserve Corp.	62,719	3,520
	Equifax, Inc.	140,064	3,425
*	McDermott International, Inc.	252,643	3,383
	Robert Half International, Inc.	163,385	2,913
*	FTI Consulting, Inc.	56,299	2,786
*	Foster Wheeler AG	148,322	2,591
	Joy Global Inc.	119,497	2,545
	KBR Inc.	179,059	2,473
*	Alliant Techsystems, Inc.	36,285	2,430
*	Navistar International Corp.	71,050	2,377
*	Aecom Technology Corp.	90,911	2,371
*	Copart, Inc.	78,544	2,330
	J.B. Hunt Transport Services, Inc.	90,797	2,189
	Donaldson Co., Inc.	76,685	2,058
*	AGCO Corp.	101,688	1,993
	Goodrich Corp.	47,714	1,808
*	Covanta Holding Corp.	136,795	1,791
	Ryder System, Inc.	61,662	1,746
*	IHS Inc. Class A	40,077	1,650
	Pall Corp.	65,754	1,343
*	Kansas City Southern	101,248	1,287
	Bucyrus International, Inc.	82,951	1,259
*,^	SunPower Corp. Class A	46,060	1,095
*	Monster Worldwide Inc.	124,782	1,017
*	AMR Corp.	309,050	986
*	SunPower Corp. Class B	46,591	922
*	Spirit Aerosystems Holdings Inc.	57,165	570
			143,616
Information Technology (21.1%)
*	BMC Software, Inc.	207,827	6,858
*	Cognizant Technology Solutions Corp.	322,768	6,710
*	Fiserv, Inc.	177,581	6,475
	Altera Corp.	329,600	5,785
*	McAfee Inc.	169,178	5,667
	Linear Technology Corp.	245,768	5,648
	Amphenol Corp.	194,862	5,552
*	Marvell Technology Group Ltd.	575,690	5,273
*	Affiliated Computer Services, Inc. Class A	100,866	4,830
*	Citrix Systems, Inc.	201,355	4,559

	Harris Corp.	149,220	4,318
	Microchip Technology, Inc.	201,619	4,272
*	Autodesk, Inc.	250,766	4,215
*	VeriSign, Inc.	215,148	4,060
*	SAIC, Inc.	213,318	3,983
*	Sun Microsystems, Inc.	532,231	3,896
*	Red Hat, Inc.	212,525	3,791
*	salesforce.com, inc.	114,963	3,763
	KLA-Tencor Corp.	187,210	3,744
*	Akamai Technologies, Inc.	187,507	3,638
*	Micron Technology, Inc.	846,702	3,438
*	Teradata Corp.	195,115	3,165
*	LAM Research Corp.	138,564	3,155
*	FLIR Systems, Inc.	146,341	2,997
	Global Payments Inc.	88,885	2,970
*	Hewitt Associates, Inc.	93,995	2,797
*	MEMC Electronic Materials, Inc.	161,736	2,667
*,^	Alliance Data Systems Corp.	71,579	2,645
	National Semiconductor Corp.	254,408	2,613
	Total System Services, Inc.	185,435	2,561
*	Nuance Communications, Inc.	201,862	2,192
*	LSI Corp.	715,195	2,174
*	SanDisk Corp.	162,868	2,060
*	Trimble Navigation Ltd.	132,514	2,025
*	Dolby Laboratories Inc.	57,781	1,971
*	Mettler-Toledo International Inc.	37,146	1,907
*	Novellus Systems, Inc.	108,231	1,800
*	Western Digital Corp.	85,999	1,663
*	DST Systems, Inc.	41,222	1,427
*	Advanced Micro Devices, Inc.	438,394	1,337
	Molex, Inc.	70,276	966
*	NCR Corp.	61,170	486
			146,053

Materials (4.5%)
		Sigma-Aldrich Corp.	139,009	5,253
*		Crown Holdings, Inc.	178,690	4,062
		CF Industries Holdings, Inc.	38,930	2,769
		Airgas, Inc.	80,774	2,731
*		Owens-Illinois, Inc.	185,192	2,674
		Martin Marietta Materials, Inc.	29,869	2,369
		Nalco Holding Co.	152,557	1,994
		Albemarle Corp.	80,841	1,760
*		Pactiv Corp.	94,684	1,381
		FMC Corp.	27,303	1,178
		Cliffs Natural Resources Inc.	62,956	1,143
		Terra Industries, Inc.	39,627	1,113
		Celanese Corp. Series A	55,520	742
		Allegheny Technologies Inc.	33,641	738
		Reliance Steel & Aluminum Co.	25,615	675
		AK Steel Holding Corp.	61,836	440
				31,022
Telecommunication Services (2.4%)
*		Crown Castle International Corp.	304,053	6,206
*		MetroPCS Communications Inc.	232,915	3,978
*		NII Holdings Inc.	183,737	2,756
*		Leap Wireless International, Inc.	61,531	2,146
*		Level 3 Communications, Inc.	1,785,844	1,643
				16,729
Utilities (2.7%)
		Allegheny Energy, Inc.	187,425	4,343
*		NRG Energy, Inc.	245,399	4,319
		EQT Corp.	137,767	4,316
		Questar Corp.	124,951	3,677
		Energen Corp.	37,765	1,100
		Aqua America, Inc.	52,422	1,049
				18,804
Total Common Stocks (Cost $1,029,370)				693,069
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.7%)
[1,2]	Vanguard Market Liquidity Fund (Cost $4,871)	0.440%	4,871,045	4,871

Total Investments (100.7%) (Cost $1,034,241)				697,940
Other Assets and Liabilities-Net (-0.7%)[2]				(4,843)
Net Assets (100%)				693,097

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,274,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $2,280,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Mid-Cap Growth Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2009, the cost of investment securities for tax purposes was $1,034,241,000. Net unrealized depreciation of investment securities for tax purposes was $336,301,000, consisting of unrealized gains of $17,868,000 on securities that had risen in value since their purchase and $354,169,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (16.0%)
	Sherwin-Williams Co.	92,323	4,798
	VF Corp.	81,818	4,673
	Genuine Parts Co.	148,133	4,423
	Darden Restaurants Inc.	122,447	4,195
	Mattel, Inc.	333,021	3,840
	Advance Auto Parts, Inc.	87,979	3,614
	Hasbro, Inc.	116,400	2,918
	Harley-Davidson, Inc.	216,320	2,897
	H & R Block, Inc.	157,260	2,861
	D. R. Horton, Inc.	264,793	2,568
	Limited Brands, Inc.	284,114	2,472
	Pulte Homes, Inc.	203,399	2,223
	BorgWarner, Inc.	107,613	2,185
	Starwood Hotels & Resorts Worldwide, Inc.	170,093	2,160
	American Eagle Outfitters, Inc.	172,244	2,108
	Whirlpool Corp.	68,351	2,022
	Washington Post Co. Class B	5,622	2,008
	The Stanley Works	65,913	1,919
	Leggett & Platt, Inc.	145,171	1,886
	Black & Decker Corp.	55,792	1,761
*	AutoNation, Inc.	123,272	1,711
*	Expedia, Inc.	182,148	1,654
	Newell Rubbermaid, Inc.	257,614	1,644
*	Mohawk Industries, Inc.	54,046	1,614
*	Liberty Media Corp.-Interactive Series A	524,519	1,521
	Foot Locker, Inc.	144,050	1,510
	Autoliv, Inc.	76,858	1,427
	Brinker International, Inc.	94,501	1,427
*	The Goodyear Tire & Rubber Co.	212,707	1,332
	Nordstrom, Inc.	74,955	1,255
	Virgin Media Inc.	258,798	1,242
*	Interpublic Group of Cos., Inc.	287,433	1,184
	Royal Caribbean Cruises, Ltd.	129,074	1,034
	Eastman Kodak Co.	249,177	947
	RadioShack Corp.	110,280	945
	General Motors Corp.	482,258	936
	KB Home	70,789	933
	Lennar Corp. Class A	120,151	902
	Centex Corp.	115,437	866

*	Discovery Communications Inc. Class A	43,534	697
	Wyndham Worldwide Corp.	164,539	691
	Abercrombie & Fitch Co.	28,358	675
	WABCO Holdings Inc.	53,564	659
	Gannett Co., Inc.	212,402	467
*,^	MGM Mirage, Inc.	90,489	211
			85,015
Consumer Staples (7.5%)
	Bunge Ltd.	113,004	6,402
	Molson Coors Brewing Co. Class B	140,338	4,811
	J.M. Smucker Co.	109,622	4,086
	Coca-Cola Enterprises, Inc.	272,007	3,588
	The Pepsi Bottling Group, Inc.	127,520	2,823
	SUPERVALU Inc.	196,743	2,809
	Tyson Foods, Inc.	271,523	2,549
^	Whole Foods Market, Inc.	130,403	2,191
*	Constellation Brands, Inc. Class A	181,230	2,157
*	Dr. Pepper Snapple Group, Inc.	117,931	1,994
	McCormick & Co., Inc.	54,608	1,615
	Brown-Forman Corp. Class B	37,247	1,446
	Hormel Foods Corp.	44,812	1,421
*	Smithfield Foods, Inc.	118,115	1,117
	PepsiAmericas, Inc.	59,233	1,022
			40,031
Energy (8.9%)
	Noble Energy, Inc.	160,498	8,648
	El Paso Corp.	649,042	4,057
*	Pride International, Inc.	160,803	2,891
	Sunoco, Inc.	108,579	2,875
*	Newfield Exploration Co.	122,871	2,789
	BJ Services Co.	271,238	2,699
*	Kinder Morgan Management, LLC	65,416	2,666
	Cabot Oil & Gas Corp.	96,042	2,264
	Pioneer Natural Resources Co.	109,375	1,801
	Tesoro Corp.	128,653	1,733
*	Plains Exploration & Production Co.	99,887	1,721
*	Nabors Industries, Inc.	171,888	1,717
	Cimarex Energy Co.	77,393	1,422
	Patterson-UTI Energy, Inc.	143,617	1,287
	Frontier Oil Corp.	96,416	1,233
	ENSCO International, Inc.	46,125	1,218
*	Forest Oil Corp.	85,619	1,126
	Tidewater Inc.	29,534	1,097
*	Exterran Holdings, Inc.	57,039	914
	Rowan Cos., Inc.	68,203	816
	Helmerich & Payne, Inc.	34,232	779
	Arch Coal, Inc.	46,421	621
*	Alpha Natural Resources, Inc.	22,957	408
	Walter Industries, Inc.	17,617	403
			47,185

Financials (25.6%)
	Annaly Capital Management Inc. REIT	502,888	6,975
	People's United Financial Inc.	323,124	5,807
	HCP, Inc. REIT	234,742	4,190
	Everest Re Group, Ltd.	57,061	4,040
	Unum Group	307,645	3,846
	Fidelity National Financial, Inc. Class A	186,954	3,647
	Avalonbay Communities, Inc. REIT	74,061	3,485
	Willis Group Holdings Ltd.	154,537	3,400
	New York Community Bancorp, Inc.	303,797	3,393
	Cincinnati Financial Corp.	143,329	3,278
	PartnerRe Ltd.	51,147	3,175
	Health Care Inc. REIT	101,024	3,090
	W.R. Berkley Corp.	134,834	3,041
	Plum Creek Timber Co. Inc. REIT	100,730	2,928
	Axis Capital Holdings Ltd.	124,855	2,814
	Regions Financial Corp.	642,908	2,739
	HCC Insurance Holdings, Inc.	106,571	2,685
	RenaissanceRe Holdings Ltd.	54,199	2,680
	Comerica, Inc.	139,820	2,560
	Federal Realty Investment Trust REIT	54,804	2,521
	Assurant, Inc.	109,297	2,380
	Cullen/Frost Bankers, Inc.	49,623	2,329
	Rayonier Inc. REIT	73,296	2,215
	Old Republic International Corp.	203,785	2,205
	Commerce Bancshares, Inc.	59,778	2,170
	Reinsurance Group of America, Inc.	66,990	2,170
*	Arch Capital Group Ltd.	39,217	2,112
	First Horizon National Corp.	196,037	2,105
	Legg Mason Inc.	130,746	2,079
	Torchmark Corp.	79,067	2,074
	Nationwide Health Properties, Inc. REIT	92,225	2,046
	First American Corp.	73,370	1,945
	Federated Investors, Inc.	85,065	1,894
	Host Hotels & Resorts Inc. REIT	461,305	1,808
	AMB Property Corp. REIT	122,906	1,770
	Raymond James Financial, Inc.	89,441	1,762
	Associated Banc-Corp.	112,766	1,741
	Regency Centers Corp. REIT	65,002	1,727
	Liberty Property Trust REIT	91,146	1,726
	Kimco Realty Corp. REIT	222,720	1,697
	XL Capital Ltd. Class A	307,139	1,677
	ProLogis REIT	247,036	1,606
	Fifth Third Bancorp	482,291	1,408
	TCF Financial Corp.	109,351	1,286
	City National Corp.	38,044	1,285
	White Mountains Insurance Group Inc.	7,268	1,249
*	Markel Corp.	4,331	1,229

	Marshall & Ilsley Corp.	217,460	1,224
	UDR, Inc. REIT	136,926	1,179
	American Financial Group, Inc.	69,716	1,119
	Camden Property Trust REIT	49,536	1,069
	Hospitality Properties Trust REIT	87,321	1,048
	Zions Bancorp	101,808	1,001
	Janus Capital Group Inc.	146,624	975
*	The St. Joe Co.	55,649	932
	Transatlantic Holdings, Inc.	24,633	879
	Synovus Financial Corp.	260,732	847
	Genworth Financial Inc.	402,584	765
	Mercury General Corp.	25,463	756
	Duke Realty Corp. REIT	136,731	752
	Weingarten Realty Investors REIT	72,640	692
	Huntington Bancshares Inc.	322,352	535
	Capitol Federal Financial	13,382	506
^	The Macerich Co. REIT	70,942	444
	TFS Financial Corp.	35,550	431
*	CB Richard Ellis Group, Inc.	100,553	405
	BOK Financial Corp.	10,984	380
	CapitalSource Inc. REIT	184,138	225
	Student Loan Corp.	3,722	162
			136,315
Health Care (3.5%)
	AmerisourceBergen Corp.	144,941	4,734
*	Mylan Inc.	283,102	3,796
	Omnicare, Inc.	109,967	2,693
*	King Pharmaceuticals, Inc.	229,112	1,620
*	Hospira, Inc.	51,911	1,602
*	Vertex Pharmaceuticals, Inc.	52,472	1,507
*	Health Net Inc.	96,218	1,393
*	Community Health Systems, Inc.	86,547	1,328
			18,673
Industrials (8.0%)
	Parker Hannifin Corp.	149,729	5,088
	Dover Corp.	172,782	4,558
	Cintas Corp.	127,761	3,158
*	URS Corp.	77,577	3,135
	Goodrich Corp.	74,342	2,817
	Rockwell Automation, Inc.	124,897	2,728
	Masco Corp.	342,692	2,392
	SPX Corp.	50,571	2,377
	Manpower Inc.	72,458	2,285
*	Shaw Group, Inc.	77,633	2,128
	Avery Dennison Corp.	88,947	1,987
	Pentair, Inc.	86,982	1,885
	Harsco Corp.	77,610	1,721
	R.R. Donnelley & Sons Co.	190,617	1,397
	Textron, Inc.	223,724	1,284
	Pall Corp.	55,055	1,125
*	Terex Corp.	88,109	815
*	Owens Corning Inc.	71,636	648
*	Hertz Global Holdings Inc.	134,734	529
*	Spirit Aerosystems Holdings Inc.	47,773	476
			42,533

Information Technology (7.9%)
*	Computer Sciences Corp.	140,745	5,185
	Xilinx, Inc.	254,486	4,876
	Fidelity National Information Services, Inc.	176,527	3,213
*	Synopsys, Inc.	133,878	2,775
	Lender Processing Services, Inc.	88,519	2,710
*	Western Digital Corp.	133,815	2,588
*	Avnet, Inc.	139,982	2,451
*	Flextronics International Ltd.	752,427	2,174
*	Arrow Electronics, Inc.	110,892	2,114
*	Sun Microsystems, Inc.	239,970	1,757
*	Ingram Micro, Inc. Class A	137,871	1,743
*	Tellabs, Inc.	351,405	1,609
	Intersil Corp.	113,980	1,311
*	Lexmark International, Inc.	72,790	1,228
*	MEMC Electronic Materials, Inc.	72,897	1,202
*	Cadence Design Systems, Inc.	241,820	1,016
*	SanDisk Corp.	73,403	928
	Jabil Circuit, Inc.	166,223	924
	Molex, Inc. Class A	69,141	874
*	NCR Corp.	95,184	757
*	Advanced Micro Devices, Inc.	197,417	602
			42,037
Materials (6.8%)
	Vulcan Materials Co.	102,337	4,532
	Ball Corp.	83,491	3,623
	Lubrizol Corp.	62,530	2,127
	Sealed Air Corp.	146,794	2,026
	International Flavors & Fragrances, Inc.	65,822	2,005
	Sonoco Products Co.	92,700	1,945
	Bemis Co., Inc.	92,642	1,943
	MeadWestvaco Corp.	158,807	1,904
	FMC Corp.	42,436	1,831
	Eastman Chemical Co.	67,413	1,807
	Terra Industries, Inc.	61,693	1,733
	Steel Dynamics, Inc.	143,310	1,262
	CF Industries Holdings, Inc.	17,544	1,248
	Commercial Metals Co.	105,600	1,220
	Celanese Corp. Series A	86,505	1,157
	Allegheny Technologies Inc.	52,276	1,146
	Martin Marietta Materials, Inc.	13,456	1,067
	Reliance Steel & Aluminum Co.	39,796	1,048
	Cliffs Natural Resources Inc.	52,674	956
*	Pactiv Corp.	42,642	622
	Titanium Metals Corp.	109,143	597
	AK Steel Holding Corp.	52,240	372
			36,171
Telecommunication Services (3.0%)
	Embarq Corp.	132,058	4,998
	Windstream Corp.	408,274	3,291
	CenturyTel, Inc.	88,398	2,486
	Frontier Communications Corp.	289,057	2,075
	Telephone & Data Systems, Inc.	49,364	1,309
	Telephone & Data Systems, Inc. - Special Common Shares	46,423	1,098

*	U.S. Cellular Corp.	17,648	588
			15,845
Utilities (12.8%)
	Xcel Energy, Inc.	417,214	7,773
	Wisconsin Energy Corp.	108,631	4,472
	DTE Energy Co.	151,469	4,196
	Northeast Utilities	160,313	3,461
	SCANA Corp.	103,728	3,204
	CenterPoint Energy Inc.	303,777	3,168
	NSTAR	99,237	3,164
	MDU Resources Group, Inc.	162,117	2,617
	Alliant Energy Corp.	102,632	2,534
	Pepco Holdings, Inc.	200,895	2,507
	NiSource, Inc.	254,826	2,497
	CMS Energy Corp.	210,199	2,489
	Pinnacle West Capital Corp.	93,681	2,488
	DPL Inc.	107,760	2,429
	UGI Corp. Holding Co.	100,264	2,367
	TECO Energy, Inc.	197,795	2,205
	ONEOK, Inc.	92,287	2,088
	NV Energy Inc.	217,618	2,043
	National Fuel Gas Co.	66,199	2,030
	Integrys Energy Group, Inc.	70,960	1,848
	Questar Corp.	56,419	1,660
*	Mirant Corp.	145,503	1,659
	Aqua America, Inc.	81,646	1,633
	American Water Works Co., Inc.	59,432	1,144
*	Reliant Energy, Inc.	324,953	1,037
	Energen Corp.	31,640	922

*	Dynegy, Inc.			467,954	660
					68,295
Total Common Stocks (Cost $798,170)					532,100
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1,2]	Vanguard Market Liquidity Fund	0.440%		2,837,888	2,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[3]	Federal Home Loan Mortgage Corp.	1.307%	4/14/09	100	100
Total Temporary Cash Investments (Cost $2,938)					2,938
Total Investments (100.6%) (Cost $801,108)					535,038
Other Assets and Liabilities-Net (-0.6%)[2]					(3,024)
Net Assets (100%)					532,014

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,010,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $1,113,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $801,108,000. Net unrealized depreciation of investment securities for tax purposes was $266,070,000, consisting of unrealized gains of $10,000,000 on securities that had risen in value since their purchase and $276,070,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	534,938
Level 2- Other significant observable inputs	100
Level 3- Significant unobservable inputs	-
Total	535,038

Vanguard Small-Cap Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (13.1%)
*	Career Education Corp.	999,041	23,937
*,^	Netflix.com, Inc.	522,686	22,434
*	LKQ Corp.	1,401,354	19,997
*	Aeropostale, Inc.	745,087	19,790
*	Big Lots Inc.	913,616	18,985
*	Corinthian Colleges, Inc.	953,520	18,546
*,^	Panera Bread Co.	326,200	18,235
	Snap-On Inc.	639,930	16,062
*	DreamWorks Animation SKG, Inc.	740,168	16,017
	Gentex Corp.	1,556,169	15,499
*	Marvel Entertainment, Inc.	572,792	15,208
	John Wiley & Sons Class A	496,572	14,788
*	Jack in the Box Inc.	632,387	14,728
*	Rent-A-Center, Inc.	743,625	14,404
*	Dick's Sporting Goods, Inc.	955,492	13,635
*	Tractor Supply Co.	363,033	13,091
*	Sirius XM Radio Inc.	37,128,481	12,995
	Phillips-Van Heusen Corp.	572,822	12,992
	MDC Holdings, Inc.	414,842	12,918
	Aaron Rents, Inc.	477,991	12,743
*	The Warnaco Group, Inc.	519,515	12,468
*	Carter's, Inc.	627,348	11,800
	Tupperware Brands Corp.	689,952	11,722
*	WMS Industries, Inc.	557,077	11,648
	Regal Entertainment Group Class A	867,602	11,635
*	Chipotle Mexican Grill, Inc. Class B	195,771	11,220
	Hillenbrand Inc.	691,213	11,066
*	Brink's Home Security Holdings, Inc.	484,425	10,948
*	Jarden Corp.	852,110	10,796
*,^	Chipotle Mexican Grill, Inc.	162,181	10,766
*	Chico's FAS, Inc.	1,964,701	10,550
	Interactive Data Corp.	417,510	10,379
*	Coinstar, Inc.	314,493	10,303
*	Bally Technologies Inc.	549,048	10,113
	Williams-Sonoma, Inc.	1,000,341	10,083
*	Hanesbrands Inc.	1,040,147	9,954
	Service Corp. International	2,847,599	9,938
	Choice Hotels International, Inc.	384,791	9,935
	Matthews International Corp.	340,171	9,800
*	Scientific Games Corp.	775,532	9,392
	Barnes & Noble, Inc.	429,125	9,175

	Wolverine World Wide, Inc.	545,150	8,493
	Men's Wearhouse, Inc.	546,211	8,270
	The Buckle, Inc.	258,625	8,258
*	Fossil, Inc.	519,043	8,149
*	American Public Education, Inc.	189,873	7,986
	Ryland Group, Inc.	476,133	7,932
	Polaris Industries, Inc.	360,372	7,726
	Bob Evans Farms, Inc.	342,589	7,681
*	Capella Education Co.	139,247	7,380
*	Deckers Outdoor Corp.	138,394	7,340
*,^	J. Crew Group, Inc.	556,298	7,332
*	The Cheesecake Factory Inc.	631,428	7,230
	Pool Corp.	533,412	7,148
	Cracker Barrel Old Country Store Inc.	249,053	7,133
*	Liberty Media Corp.-Capital Series A	1,019,823	7,118
*	Collective Brands, Inc.	711,063	6,926
*	The Gymboree Corp.	322,725	6,890
^	New York Times Co. Class A	1,513,238	6,840
	International Speedway Corp.	306,806	6,768
	Sotheby's	748,971	6,741
	Meredith Corp.	401,046	6,673
*	The Dress Barn, Inc.	539,062	6,625
	Regis Corp.	456,657	6,599
*	CEC Entertainment Inc.	253,227	6,554
*	Buffalo Wild Wings Inc.	178,486	6,529
*	Lions Gate Entertainment Corp.	1,289,390	6,511
*	Sonic Corp.	639,861	6,411
	Thor Industries, Inc.	401,156	6,266
*,^	Morningstar, Inc.	182,320	6,226
	National CineMedia Inc.	469,368	6,186
*	Timberland Co.	512,077	6,114
*	Hibbett Sports Inc.	316,909	6,091
*	The Children's Place Retail Stores, Inc.	278,215	6,090
*	P.F. Chang's China Bistro, Inc.	265,382	6,072
*,^	Vail Resorts Inc.	287,276	5,869
	Tempur-Pedic International Inc.	790,718	5,772
*	Papa John's International, Inc.	248,524	5,684
	Cato Corp. Class A	309,738	5,662
*,^	Jos. A. Bank Clothiers, Inc.	202,429	5,630
*	Texas Roadhouse, Inc.	577,217	5,501
*	Hot Topic, Inc.	487,415	5,454
	Scholastic Corp.	361,794	5,452
*,^	Under Armour, Inc.	328,467	5,397
*	Sally Beauty Co. Inc.	910,842	5,174
*	Iconix Brand Group Inc.	583,473	5,164
	Monro Muffler Brake, Inc.	185,796	5,078
*	99 Cents Only Stores	544,446	5,031
	Callaway Golf Co.	682,686	4,902

	Fred's, Inc.	422,291	4,763
*,^	Life Time Fitness, Inc.	375,978	4,722
*	Pinnacle Entertainment, Inc.	667,343	4,698
	Columbia Sportswear Co.	150,797	4,512
	NutriSystem, Inc.	312,914	4,465
*	Jo-Ann Stores, Inc.	270,972	4,428
	CKE Restaurants Inc.	526,470	4,422
	Arbitron Inc.	293,173	4,401
*	Cabela's Inc.	482,058	4,392
*	Helen of Troy Ltd.	319,235	4,390
*,^	Blue Nile Inc.	145,323	4,382
	Stage Stores, Inc.	432,203	4,357
*	PetMed Express, Inc.	262,005	4,318
	Penske Automotive Group Inc.	459,976	4,292
	UniFirst Corp.	151,968	4,231
	Genesco, Inc.	214,555	4,040
*	Steiner Leisure Ltd.	164,249	4,009
*	Office Depot, Inc.	3,056,761	4,004
	Jones Apparel Group, Inc.	931,994	3,933
*	Gaylord Entertainment Co.	455,239	3,792
	Dillard's Inc.	656,772	3,744
*	Ascent Media Corp.	148,911	3,723
	Finish Line, Inc.	562,309	3,723
*	Citi Trends Inc.	159,259	3,645
	Group 1 Automotive, Inc.	259,810	3,630
*,^	Lululemon Athletica, Inc.	417,231	3,613
	Ameristar Casinos, Inc.	286,984	3,610
*	JAKKS Pacific, Inc.	290,438	3,587
*	Meritage Corp.	307,572	3,512
*	Domino's Pizza, Inc.	530,671	3,476
	Ethan Allen Interiors, Inc.	303,071	3,413
	Cinemark Holdings Inc.	363,054	3,409
	Brunswick Corp.	975,090	3,364
*	Steven Madden, Ltd.	178,845	3,359
*	California Pizza Kitchen, Inc.	254,838	3,333
*	AnnTaylor Stores Corp.	635,606	3,305
*	Peet's Coffee & Tea Inc.	150,537	3,255
*	The Wet Seal, Inc. Class A	957,497	3,217
	Churchill Downs, Inc.	106,403	3,198
	Stewart Enterprises, Inc. Class A	936,864	3,035
	National Presto Industries, Inc.	49,473	3,018
	Superior Industries International, Inc.	252,200	2,989
	World Wrestling Entertainment, Inc.	251,147	2,898
*	True Religion Apparel, Inc.	244,975	2,893
*	Red Robin Gourmet Burgers, Inc.	163,399	2,881
*	Universal Technical Institute Inc.	236,747	2,841
*	Universal Electronics, Inc.	155,700	2,818
*	Pre-Paid Legal Services, Inc.	96,900	2,813

*,^	Saks Inc.	1,497,351	2,800
*	BJ's Restaurants Inc.	193,167	2,687
*	Smith & Wesson Holding Corp.	445,785	2,684
	OfficeMax, Inc.	844,716	2,636
	Liz Claiborne, Inc.	1,052,739	2,600
*	hhgregg, Inc.	180,386	2,552
	K-Swiss, Inc.	298,010	2,545
	The Pep Boys (Manny, Moe & Jack)	576,202	2,541
*	Exide Technologies	838,335	2,515
	Cooper Tire & Rubber Co.	621,813	2,512
*	Skechers U.S.A., Inc.	369,414	2,464
	Harte-Hanks, Inc.	457,860	2,450
	Boyd Gaming Corp.	633,779	2,364
	American Greetings Corp. Class A	466,344	2,360
	Orient-Express Hotel Ltd.	565,811	2,320
*	CTC Media, Inc.	508,127	2,317
*	Interval Leisure Group, Inc.	436,560	2,314
*	HSN, Inc.	436,265	2,242
*	Live Nation, Inc.	826,619	2,207
*	Steak n Shake Co.	287,150	2,174
*	Lincoln Educational Services	117,716	2,157
	Weyco Group, Inc.	82,329	2,134
*	Dolan Media Co.	266,726	2,099
^	DineEquity, Inc.	175,419	2,080
*	Zumiez Inc.	213,956	2,075
*	TRW Automotive Holdings Corp.	622,538	2,005
*	CKX, Inc.	488,134	2,001
	Speedway Motorsports, Inc.	167,792	1,983
	bebe stores, inc.	297,123	1,982
*	Core-Mark Holding Co., Inc.	108,513	1,977
	The Marcus Corp.	231,001	1,964
*	Charlotte Russe Holding Inc.	232,568	1,895
*,^	Fuel Systems Solutions, Inc.	139,882	1,886
*	Drew Industries, Inc.	215,614	1,872
*	Quiksilver, Inc.	1,416,685	1,813
*	Blyth, Inc.	69,243	1,809
*	Coldwater Creek Inc.	711,623	1,786
*	Denny's Corp.	1,066,982	1,782
*	Shuffle Master, Inc.	618,132	1,774
*	Mediacom Communications Corp.	439,094	1,770
*	Charming Shoppes, Inc.	1,263,242	1,769
*	Ruby Tuesday, Inc.	587,874	1,717
*	Volcom, Inc.	176,139	1,709
*	Shutterfly, Inc.	181,433	1,700
*	Ulta Salon, Cosmetics & Fragrance, Inc.	255,728	1,693
	Brown Shoe Co., Inc.	447,657	1,679
	Jackson Hewitt Tax Service Inc.	320,210	1,672
*,^	Raser Technologies, Inc.	394,833	1,654

*	Stamps.com Inc.	170,150	1,650
*	Ticketmaster Entertainment Inc.	445,694	1,645
	Winnebago Industries, Inc.	307,009	1,630
	Christopher & Banks Corp.	396,322	1,621
*	Overstock.com, Inc.	176,833	1,618
*,^	Conn's, Inc.	112,630	1,581
*,^	K12 Inc.	111,951	1,556
*	RCN Corp.	416,733	1,542
	Asbury Automotive Group, Inc.	356,383	1,536
*	Lumber Liquidators, Inc.	119,404	1,522
	Movado Group, Inc.	196,182	1,479
	Ambassadors Group, Inc.	178,888	1,453
*	DSW Inc. Class A	154,010	1,431
*	Knology, Inc.	337,903	1,392
*,^	iRobot Corp.	178,938	1,360
	Big 5 Sporting Goods Corp.	228,111	1,339
	CSS Industries, Inc.	76,052	1,293
*	AFC Enterprises, Inc.	281,394	1,269
*	Pacific Sunwear of California, Inc.	731,108	1,214
*	New York & Co., Inc.	298,335	1,059
*	Build-A-Bear-Workshop, Inc.	173,984	1,056
	Systemax Inc.	81,340	1,051
*	Crocs, Inc.	882,791	1,051
*,^	American Apparel, Inc.	352,126	1,028
*	Krispy Kreme Doughnuts, Inc.	640,213	1,024
*	Isle of Capri Casinos, Inc.	190,780	1,009
*	RC2 Corp.	191,261	1,008
*	Warner Music Group Corp.	425,191	999
*	Standard Pacific Corp.	1,117,736	984
	M/I Homes, Inc.	140,619	983
	Oxford Industries, Inc.	159,055	981
^	Talbots Inc.	276,069	969
*	Cox Radio, Inc.	225,770	926
*	Hovnanian Enterprises Inc. Class A	587,784	917
*,^	Morgans Hotel Group	294,347	915
*	Stein Mart, Inc.	310,022	896
	Modine Manufacturing Co.	351,759	879
	Hearst-Argyle Television Inc.	208,245	866
*	Tenneco Automotive, Inc.	521,758	850
*	Valassis Communications, Inc.	536,951	843
	Fisher Communications, Inc.	83,430	814
*,^	Blockbuster Inc. Class A	1,069,154	770
*	Sealy Corp.	506,470	755
	O'Charley's Inc.	237,945	716
	La-Z-Boy Inc.	568,087	710
*	Martha Stewart Living Omnimedia, Inc.	279,362	696
*	Zale Corp.	354,728	692
	American Axle & Manufacturing Holdings, Inc.	508,406	671

	Kenneth Cole Productions, Inc.	104,189	666
	Landry's Restaurants, Inc.	125,930	657
	Furniture Brands International Inc.	434,277	638
	ArvinMeritor, Inc.	777,379	614
*	1-800-FLOWERS.COM, Inc.	294,383	609
	Belo Corp. Class A	986,365	602
	Marine Products Corp.	141,207	599
*	Tween Brands, Inc.	276,260	591
*	Gaiam, Inc.	176,043	577
*	Town Sports International Holdings, Inc.	191,364	572
*	Monarch Casino & Resort, Inc.	107,960	557
*	Pier 1 Imports Inc.	994,500	557
*	Lear Corp.	726,727	545
*	Orbitz Worldwide, Inc.	417,240	538
	Sinclair Broadcast Group, Inc.	519,072	535
*	Leapfrog Enterprises, Inc.	377,380	521
*	Dana Holding Corp.	1,100,772	506
	Sonic Automotive, Inc.	308,458	494
*	Retail Ventures, Inc.	321,851	489
	Dover Downs Gaming & Entertainment, Inc.	156,864	482
^	Brookfield Homes Corp.	134,083	463
	E.W. Scripps Co. Class A	329,479	445
*	Beazer Homes USA, Inc.	422,404	427
*	Borders Group, Inc.	676,493	426
^	Media General, Inc. Class A	219,836	422
*	Champion Enterprises, Inc.	851,116	409
*	Blockbuster Inc. Class B	850,059	383
	Entercom Communications Corp.	320,312	352
*	Unifi, Inc.	544,724	349
*	Lin TV Corp.	303,883	340
	Journal Communications, Inc.	445,711	334
*	Crown Media Holdings, Inc.	160,230	327
^	The McClatchy Co. Class A	626,815	307
*	RHI Entertainment, Inc.	150,515	229
*	MTR Gaming Group Inc.	253,705	228
*	Entravision Communications Corp.	568,903	148
^	Lee Enterprises, Inc.	417,093	117
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	7,748	—
*,^	Charter Communications, Inc.	1,741	—
			1,216,631
Consumer Staples (3.6%)
	Alberto-Culver Co.	981,897	22,201
	Flowers Foods, Inc.	929,707	21,830
*	BJ's Wholesale Club, Inc.	661,060	21,147
	Corn Products International, Inc.	829,870	17,593
	Del Monte Foods Co.	2,198,794	16,029
	Casey's General Stores, Inc.	537,301	14,324

	Herbalife Ltd.	710,268	10,640
*	TreeHouse Foods Inc.	350,939	10,104
*	Chattem, Inc.	179,005	10,033
	Lancaster Colony Corp.	233,469	9,684
	Ruddick Corp.	430,026	9,654
*,^	Green Mountain Coffee Roasters, Inc.	189,076	9,076
*	NBTY, Inc.	616,992	8,687
*	United Natural Foods, Inc.	453,487	8,603
	Universal Corp. (VA)	278,323	8,327
	Sanderson Farms, Inc.	191,796	7,202
	Vector Group Ltd.	514,403	6,682
*	Hain Celestial Group, Inc.	450,339	6,413
	Nu Skin Enterprises, Inc.	574,823	6,030
	Lance, Inc.	280,557	5,841
*	Winn-Dixie Stores, Inc.	604,593	5,780
	J & J Snack Foods Corp.	156,066	5,398
	Tootsie Roll Industries, Inc.	245,401	5,330
*	Central European Distribution Corp.	474,216	5,103
	Diamond Foods, Inc.	169,651	4,738
*	The Pantry, Inc.	248,158	4,370
	WD-40 Co.	174,564	4,214
	Nash-Finch Co.	142,410	4,000
*	Smart Balance Inc.	661,551	3,996
*	Central Garden & Pet Co. Class A	512,172	3,852
	Spartan Stores, Inc.	245,593	3,785
	Weis Markets, Inc.	120,548	3,742
*	Alliance One International, Inc.	941,164	3,614
*	Darling International, Inc.	909,117	3,373
*	Chiquita Brands International, Inc.	492,675	3,266
	Cal-Maine Foods, Inc.	130,658	2,925
*	American Oriental Bioengineering, Inc.	695,925	2,686
*	Bare Escentuals, Inc.	613,130	2,514
	The Andersons, Inc.	171,553	2,426
*	Rite Aid Corp.	6,577,569	2,368
	PriceSmart, Inc.	131,424	2,367
	Coca-Cola Bottling Co.	44,378	2,310
*	Boston Beer Co., Inc. Class A	106,422	2,220
	B&G Foods Inc.	410,182	2,133
	Ingles Markets, Inc.	138,938	2,074
*	The Great Atlantic & Pacific Tea Co., Inc.	385,861	2,049
*	Prestige Brands Holdings Inc.	389,554	2,018
	Village Super Market Inc. Class A	57,306	1,786
*	Central Garden and Pet Co.	233,507	1,777
*	Elizabeth Arden, Inc.	286,856	1,672
*,^	USANA Health Sciences, Inc.	68,637	1,535
	Farmer Brothers, Inc.	80,380	1,431
	Inter Parfums, Inc.	170,372	993
	Alico, Inc.	40,987	984

*	National Beverage Corp.	101,754	933
^	Mannatech, Inc.	176,454	588
*	Revlon, Inc.	186,858	463
			334,913
Energy (5.2%)
*	Oceaneering International, Inc.	606,628	22,366
*	Dresser Rand Group, Inc.	912,747	20,172
*	EXCO Resources, Inc.	1,996,747	19,967
	Southern Union Co.	1,242,982	18,918
	Core Laboratories N.V.	243,830	17,839
*	Concho Resources, Inc.	613,658	15,704
*	Comstock Resources, Inc.	512,627	15,276
*	Whiting Petroleum Corp.	563,418	14,564
*	Encore Acquisition Co.	558,671	13,000
*	SEACOR Holdings Inc.	211,351	12,324
*	Superior Energy Services, Inc.	863,943	11,136
*	Unit Corp.	526,587	11,016
*	Atwood Oceanics, Inc.	642,046	10,652
*	Arena Resources, Inc.	403,914	10,292
*	Bill Barrett Corp.	452,107	10,055
*	Dril-Quip, Inc.	326,081	10,011
	Holly Corp.	469,943	9,963
	World Fuel Services Corp.	309,533	9,791
	St. Mary Land & Exploration Co.	692,239	9,158
*	Oil States International, Inc.	553,981	7,434
	Foundation Coal Holdings, Inc.	496,315	7,122
*	Mariner Energy Inc.	890,003	6,898
	Overseas Shipholding Group Inc.	299,654	6,793
*	Bristow Group, Inc.	307,598	6,592
	CARBO Ceramics Inc.	231,540	6,585
	Lufkin Industries, Inc.	165,505	6,269
*	Contango Oil & Gas Co.	158,038	6,195
*	USEC Inc.	1,238,340	5,944
*	Goodrich Petroleum Corp.	292,225	5,658
*	Gulfmark Offshore, Inc.	225,704	5,385
	Penn Virginia Corp.	466,939	5,127
*	Helix Energy Solutions Group, Inc.	971,271	4,992
	Berry Petroleum Class A	405,845	4,448
*	Willbros Group, Inc.	436,362	4,233
*	Enbridge Energy Management LLC	144,061	4,173
	Western Refining, Inc.	343,780	4,105
*	Global Industries Ltd.	1,058,856	4,066
*	NATCO Group Inc.	214,122	4,053
*	Hornbeck Offshore Services, Inc.	259,106	3,949
*	Key Energy Services, Inc.	1,355,795	3,905
	General Maritime Corp.	543,539	3,805
*	James River Coal Co.	305,288	3,767
*	Cal Dive International, Inc.	522,611	3,538

	Atlas America, Inc.	392,541	3,435
*	Vaalco Energy, Inc.	648,225	3,429
*	Patriot Coal Corp.	861,712	3,197
*	McMoRan Exploration Co.	665,919	3,130
*	Rosetta Resources, Inc.	576,038	2,851
*	Tesco Corp.	353,806	2,767
*	Carrizo Oil & Gas, Inc.	307,695	2,732
*	TETRA Technologies, Inc.	835,880	2,717
*	Clayton Williams Energy, Inc.	87,654	2,563
	RPC Inc.	381,800	2,531
*	Swift Energy Co.	342,100	2,497
*	Newpark Resources, Inc.	984,099	2,490
*	Matrix Service Co.	290,103	2,385
*,^	International Coal Group, Inc.	1,451,161	2,336
*	Parker Drilling Co.	1,260,671	2,320
*,^	BPZ Energy, Inc.	613,854	2,271
	W&T Offshore, Inc.	339,589	2,088
*	Complete Production Services, Inc.	667,340	2,055
*	Petroleum Development Corp.	165,506	1,955
*	Oilsands Quest, Inc.	2,543,311	1,831
*	Pioneer Drilling Co.	556,678	1,826
	Alon USA Energy, Inc.	130,091	1,782
*	Basic Energy Services Inc.	254,676	1,648
*,^	ATP Oil & Gas Corp.	319,933	1,641
*	CVR Energy, Inc.	287,352	1,592
*	T-3 Energy Services, Inc.	133,016	1,567
*	Bronco Drilling Co., Inc.	297,231	1,563
*	ION Geophysical Corp.	995,804	1,553
*	Hercules Offshore, Inc.	982,079	1,552
	Delek US Holdings, Inc.	149,301	1,547
*,^	Clean Energy Fuels Corp.	251,441	1,531
*	PHI Inc. Non-Voting Shares	138,668	1,384
	APCO Argentina Inc.	114,807	1,265
*	GMX Resources Inc.	188,837	1,227
*	Harvest Natural Resources, Inc.	348,001	1,180
*	PetroQuest Energy, Inc.	479,633	1,151
*	Dawson Geophysical Co.	82,210	1,110
*	Stone Energy Corp.	332,182	1,106
	Gulf Island Fabrication, Inc.	135,793	1,088
*	Rentech, Inc.	1,767,650	972
*	Brigham Exploration Co.	490,035	931
*,^	Delta Petroleum Corp.	750,811	901
*	Approach Resources Inc.	137,809	854
*	Superior Well Services, Inc.	157,329	807
*,^	SulphCo, Inc.	744,526	797
*	Veneco Inc.	229,471	753
*	Rex Energy Corp.	261,926	752
	Crosstex Energy, Inc.	437,364	717

*	Gulfport Energy Corp.	307,285	713
*	OYO Geospace Corp.	52,598	687
*	Warren Resources Inc.	621,418	597
*	Parallel Petroleum Corp.	446,157	571
*	Allis-Chalmers Energy Inc.	234,571	453
*,^	GeoGlobal Resources Inc.	442,696	319
*,^	Trico Marine Services, Inc.	138,132	290
*,^	TXCO Resources Inc.	350,895	145
*	Energy Partners, Ltd.	66,727	6
*	Aventine Renewable Energy Holdings, Inc.	429	—
			477,398
Financials (19.9%)
	Digital Realty Trust, Inc. REIT	772,101	25,617
^	Realty Income Corp. REIT	1,161,098	21,851
	Aspen Insurance Holdings Ltd.	862,115	19,363
*	Affiliated Managers Group, Inc.	457,500	19,082
	Arthur J. Gallagher & Co.	1,060,532	18,029
	Senior Housing Properties Trust REIT	1,275,489	17,882
	Valley National Bancorp	1,428,486	17,670
	Bank of Hawaii Corp.	531,315	17,523
	BancorpSouth, Inc.	833,712	17,375
	Essex Property Trust, Inc. REIT	298,557	17,119
	Allied World Assurance Holdings, Ltd.	436,805	16,612
*	Alleghany Corp.	61,165	16,565
*	ProAssurance Corp.	354,664	16,534
	FirstMerit Corp.	902,358	16,423
	The Hanover Insurance Group Inc.	568,851	16,394
	Waddell & Reed Financial, Inc.	897,338	16,215
^	Alexandria Real Estate Equities, Inc. REIT	438,532	15,963
	Highwood Properties, Inc. REIT	708,494	15,176
	Platinum Underwriters Holdings, Ltd.	531,561	15,075
	Westamerica Bancorporation	321,817	14,662
	Mack-Cali Realty Corp. REIT	734,280	14,546
	Greenhill & Co., Inc.	195,158	14,412
	Corporate Office Properties Trust, Inc. REIT	575,033	14,278
	IPC Holdings Ltd.	520,142	14,065
*	Knight Capital Group, Inc. Class A	947,773	13,970
	National Retail Properties REIT	872,937	13,827
	First Niagara Financial Group, Inc.	1,255,110	13,681
*	MSCI, Inc.-Class A Shares	805,093	13,614
	UMB Financial Corp.	319,272	13,566
	MFA Mortgage Investments, Inc. REIT	2,302,944	13,541
	Endurance Specialty Holdings Ltd.	539,430	13,453
	Washington Federal Inc.	980,141	13,026
	Fulton Financial Corp.	1,949,134	12,923
	Omega Healthcare Investors, Inc. REIT	916,964	12,911
	Erie Indemnity Co. Class A	371,937	12,713
	Prosperity Bancshares, Inc.	461,951	12,634

	NewAlliance Bancshares, Inc.	1,073,083	12,598
	Montpelier Re Holdings Ltd.	967,428	12,538
	StanCorp Financial Group, Inc.	544,901	12,413
*	Investment Technology Group, Inc.	481,394	12,285
	CIT Group Inc.	4,049,029	11,540
	BRE Properties Inc. Class A REIT	569,135	11,172
*	Signature Bank	392,017	11,067
	Home Properties, Inc. REIT	359,647	11,023
	Tanger Factory Outlet Centers, Inc. REIT	352,231	10,870
*	Stifel Financial Corp.	242,721	10,512
	Glacier Bancorp, Inc.	666,989	10,478
*	Argo Group International Holdings	342,405	10,317
	Potlatch Corp. REIT	439,753	10,198
	R.L.I. Corp.	202,790	10,180
	Washington REIT	582,830	10,083
	Taubman Co. REIT	590,243	10,058
	Tower Group, Inc.	406,843	10,021
	Equity Lifestyle Properties, Inc. REIT	262,840	10,014
*	MBIA, Inc.	2,184,540	10,005
	Zenith National Insurance Corp.	414,945	10,004
	Trustmark Corp.	542,372	9,969
	Healthcare Realty Trust Inc. REIT	654,557	9,812
	Hatteras Financial Corp. REIT	389,517	9,734
	Mid-America Apartment Communities, Inc. REIT	314,005	9,681
	Max Re Capital Ltd.	529,771	9,133
	Susquehanna Bancshares, Inc.	958,830	8,946
	Jones Lang LaSalle Inc.	384,253	8,938
	Redwood Trust, Inc. REIT	565,111	8,674
*	PHH Corp.	604,392	8,492
^	Fannie Mae	11,986,314	8,390
	First Financial Bankshares, Inc.	173,476	8,356
	Astoria Financial Corp.	907,381	8,339
	Hancock Holding Co.	265,261	8,297
	Old National Bancorp	738,446	8,248
	Franklin Street Properties Corp. REIT	667,318	8,208
	American Campus Communities, Inc. REIT	471,195	8,180
	Whitney Holdings Corp.	712,424	8,157
	HRPT Properties Trust REIT	2,535,995	8,090
	Douglas Emmett, Inc. REIT	1,084,723	8,016
^	United Bankshares, Inc.	458,202	7,899
	EastGroup Properties, Inc. REIT	278,986	7,831
*,^	E*TRADE Financial Corp.	5,994,864	7,673
	F.N.B. Corp.	999,396	7,665
*,^	AmeriCredit Corp.	1,294,791	7,587
	IBERIABANK Corp.	164,312	7,548
	National Health Investors REIT	278,213	7,476
	NBT Bancorp, Inc.	343,948	7,443
	First Commonwealth Financial Corp.	835,419	7,410

	Wilmington Trust Corp.	758,796	7,353
*	SVB Financial Group	365,675	7,317
*	Interactive Brokers Group, Inc.	451,364	7,280
	Unitrin, Inc.	520,709	7,280
	Selective Insurance Group	587,802	7,148
*	Navigators Group, Inc.	149,619	7,059
	Capstead Mortgage Corp. REIT	654,819	7,033
	Park National Corp.	124,670	6,950
	SL Green Realty Corp. REIT	635,589	6,864
*,^	KBW Inc.	332,792	6,772
	Anworth Mortgage Asset Corp. REIT	1,103,770	6,766
	National Penn Bancshares Inc.	801,957	6,656
	Popular, Inc.	2,981,981	6,501
	Provident Financial Services Inc.	596,996	6,454
	First Citizens BancShares Class A	48,717	6,421
	Investors Real Estate Trust REIT	648,463	6,394
	Apartment Investment & Management Co. Class A REIT	1,160,188	6,358
	Kilroy Realty Corp. REIT	368,585	6,336
	Chimera Investment Corp. REIT	1,877,938	6,310
	PS Business Parks, Inc. REIT	171,149	6,307
	Brookline Bancorp, Inc.	649,539	6,171
	Delphi Financial Group, Inc.	458,309	6,169
	DCT Industrial Trust Inc. REIT	1,934,158	6,131
	Community Bank System, Inc.	364,088	6,098
	Umpqua Holdings Corp.	669,281	6,064
	BioMed Realty Trust, Inc. REIT	894,280	6,054
	Entertainment Properties Trust REIT	366,607	5,778
	Financial Federal Corp.	271,514	5,751
	WesBanco, Inc.	251,885	5,751
*	Hilltop Holdings Inc.	502,531	5,729
^	Equity One, Inc. REIT	469,323	5,721
*	PICO Holdings, Inc.	188,688	5,674
	S & T Bancorp, Inc.	261,249	5,541
^	Freddie Mac	7,218,116	5,486
	Apollo Investment Corp.	1,574,101	5,478
*	thinkorswim Group, Inc.	628,945	5,434
*	Piper Jaffray Cos., Inc.	210,113	5,419
	Infinity Property & Casualty Corp.	159,219	5,402
	Sterling Bancshares, Inc.	817,058	5,344
	optionsXpress Holdings Inc.	467,130	5,311
	United Fire & Casualty Co.	238,486	5,237
	Ares Capital Corp.	1,080,983	5,232
	Employers Holdings, Inc.	543,462	5,185
	Assured Guaranty Ltd.	759,015	5,139
	TrustCo Bank NY	846,354	5,095
	Cash America International Inc.	322,739	5,054
*	Enstar Group Ltd.	89,283	5,028
	MB Financial, Inc.	368,717	5,015

	Post Properties, Inc. REIT	493,074	5,000
	Harleysville Group, Inc.	157,050	4,996
	Extra Space Storage Inc. REIT	906,475	4,995
	Chemical Financial Corp.	239,887	4,992
	Sovran Self Storage, Inc. REIT	244,789	4,915
	City Holding Co.	180,067	4,914
	Cathay General Bancorp	468,451	4,886
	PrivateBancorp, Inc.	337,430	4,879
*	Riskmetrics Group Inc.	340,831	4,870
*,^	MF Global Ltd.	1,137,746	4,813
*	Ocwen Financial Corp.	420,159	4,802
	Safety Insurance Group, Inc.	154,360	4,798
	International Bancshares Corp.	610,225	4,760
	Inland Real Estate Corp. REIT	664,029	4,708
	First Midwest Bancorp, Inc.	542,316	4,658
	Bank Mutual Corp.	512,500	4,643
*	Investors Bancorp, Inc.	546,602	4,630
	CVB Financial Corp.	697,001	4,621
*	Portfolio Recovery Associates, Inc.	170,151	4,567
	SWS Group, Inc.	289,893	4,502
*	EZCORP, Inc.	385,457	4,460
*	First Cash Financial Services, Inc.	292,983	4,371
^	American Capital Ltd.	2,301,515	4,304
	PacWest Bancorp	287,245	4,116
^	iStar Financial Inc. REIT	1,453,738	4,085
*	Pinnacle Financial Partners, Inc.	171,568	4,068
	First Financial Corp. (IN)	109,392	4,037
	Community Trust Bancorp Inc.	150,707	4,031
	DiamondRock Hospitality Co. REIT	1,002,392	4,020
	Protective Life Corp.	739,412	3,882
	Alexander's, Inc. REIT	22,716	3,870
	American Physicians Capital, Inc.	93,888	3,842
	LTC Properties, Inc. REIT	218,867	3,839
*	eHealth, Inc.	237,075	3,796
	Getty Realty Holding Corp. REIT	206,575	3,791
	Acadia Realty Trust REIT	355,818	3,775
	First BanCorp Puerto Rico	874,037	3,723
	Stewart Information Services Corp.	190,453	3,714
	TowneBank	227,062	3,708
*	Texas Capital Bancshares, Inc.	326,203	3,673
	Universal Health Realty Income REIT	125,227	3,660
	Saul Centers, Inc. REIT	159,137	3,655
	Northwest Bancorp, Inc.	215,518	3,642
	Horace Mann Educators Corp.	434,656	3,638
*	CNA Surety Corp.	196,249	3,619
*	Beneficial Mutual Bancorp, Inc.	365,545	3,601
*	Greenlight Capital Re. Ltd.	216,615	3,459
	Provident New York Bancorp, Inc.	398,454	3,407

	First Financial Bancorp	353,746	3,371
	Pacific Capital Bancorp	494,650	3,349
*	FPIC Insurance Group, Inc.	89,525	3,315
	Wintrust Financial Corp.	263,566	3,242
	Bank of the Ozarks, Inc.	140,347	3,239
	Tompkins Trustco, Inc.	75,294	3,238
	East West Bancorp, Inc.	708,209	3,237
*	Amerisafe Inc.	209,589	3,211
*	Citizens, Inc.	438,446	3,187
	Medical Properties Trust Inc. REIT	871,109	3,180
^	Allied Capital Corp.	1,987,060	3,159
	Simmons First National Corp.	124,244	3,130
	S.Y. Bancorp, Inc.	127,347	3,095
*	Forestar Real Estate Group, Inc.	396,831	3,036
	National Western Life Insurance Co. Class A	26,710	3,018
	StellarOne Corp.	251,624	2,997
	Berkshire Hills Bancorp, Inc.	129,117	2,959
^	Cousins Properties, Inc. REIT	457,519	2,946
	Flagstone Reinsurance Holdings Ltd.	376,522	2,933
*	Tejon Ranch Co.	141,637	2,928
	Amtrust Financial Services Inc.	300,753	2,872
	Home Bancshares Inc.	143,078	2,857
	Developers Diversified Realty Corp. REIT	1,338,907	2,852
	Prospect Energy Corp.	329,941	2,811
*	Nelnet, Inc.	317,208	2,804
	Renasant Corp.	222,187	2,791
	Brandywine Realty Trust REIT	978,775	2,790
*	World Acceptance Corp.	162,166	2,773
	Suffolk Bancorp	106,557	2,769
	Westfield Financial, Inc.	314,154	2,765
	Harleysville National Corp.	451,435	2,736
	Danvers Bancorp, Inc.	198,080	2,735
	State Auto Financial Corp.	154,144	2,713
	DuPont Fabros Technology Inc. REIT	393,558	2,708
	LaSalle Hotel Properties REIT	459,682	2,685
	First Source Corp.	147,157	2,656
	Provident Bankshares Corp.	373,486	2,633
	Arrow Financial Corp.	111,008	2,630
	SCBT Financial Corp.	125,017	2,613
	Washington Trust Bancorp, Inc.	159,629	2,594
	BlackRock Kelso Capital Corp.	614,569	2,575
	Forest City Enterprise Class A	714,912	2,574
*,^	Credit Acceptance Corp.	119,074	2,559
	GFI Group Inc.	790,873	2,539
*	Dollar Financial Corp.	266,468	2,537
	Independent Bank Corp. (MA)	171,529	2,530
*	MarketAxess Holdings, Inc.	328,405	2,509
	OneBeacon Insurance Group Ltd.	259,128	2,503

	Webster Financial Corp.	586,649	2,493
	Boston Private Financial Holdings, Inc.	709,441	2,490
	Dime Community Bancshares	265,314	2,489
	TriCo Bancshares	148,378	2,484
	BancFirst Corp.	67,771	2,467
	Kearny Financial Corp.	234,087	2,453
	Northfield Bancorp, Inc.	224,215	2,451
	First Merchants Corp.	225,092	2,429
	Capital Southwest Corp.	31,186	2,382
	Ambac Financial Group, Inc.	3,044,031	2,374
	Lakeland Financial Corp.	123,208	2,364
*	Seabright Insurance Holdings, Inc.	225,450	2,358
	Southside Bancshares, Inc.	123,956	2,343
^	First Busey Corp.	298,770	2,318
	Westwood Holdings Group, Inc.	58,172	2,274
*	LaBranche & Co. Inc.	602,965	2,255
	Urstadt Biddle Properties Class A REIT	167,314	2,245
	First Potomac REIT	303,304	2,229
*	TradeStation Group, Inc.	335,902	2,217
	American Equity Investment Life Holding Co.	531,238	2,210
	Sun Communities, Inc. REIT	184,586	2,184
	Compass Diversified Trust	244,627	2,182
*	Citizens Banking Corp.	1,402,410	2,174
	Abington Community Bancorp Inc.	261,541	2,166
	BankFinancial Corp.	217,019	2,164
	MVC Capital, Inc.	257,080	2,162
	Univest Corp. of Pennsylvania	122,043	2,136
*	Oritani Financial Corp.	148,698	2,082
	Sandy Spring Bancorp, Inc.	184,103	2,055
	Donegal Group Inc. Class A	133,227	2,048
	American Capital Agency Corp. REIT	117,918	2,018
	Gamco Investors Inc. Class A	61,252	2,000
	Lexington Realty Trust REIT	835,589	1,989
	Union Bankshares Corp.	143,182	1,983
	MGIC Investment Corp.	1,385,968	1,968
	Hercules Technology Growth Capital, Inc.	387,356	1,937
	Colonial Properties Trust REIT	508,261	1,936
	Presidential Life Corp.	247,319	1,927
^	Colonial BancGroup, Inc.	2,140,539	1,926
^	General Growth Properties Inc. REIT	2,679,544	1,902
	Republic Bancorp, Inc. Class A	101,850	1,902
*	Conseco, Inc.	2,064,270	1,899
	Sterling Bancorp	191,272	1,894
	UCBH Holdings, Inc.	1,231,753	1,860
	Kansas City Life Insurance Co.	51,259	1,838
	Cohen & Steers, Inc.	162,516	1,814
	Consolidated-Tomoka Land Co.	60,756	1,804
	Central Pacific Financial Co.	320,659	1,796

^	United Community Banks, Inc.	428,098	1,781
	Parkway Properties Inc. REIT	170,408	1,755
^	Heartland Financial USA, Inc.	126,667	1,715
^	CBL & Associates Properties, Inc. REIT	703,604	1,660
	Radian Group, Inc.	901,815	1,641
^	NorthStar Realty Finance Corp. REIT	703,878	1,633
	Mainsource Financial Group, Inc.	201,710	1,622
^	Pennsylvania REIT	438,531	1,557
	Baldwin & Lyons, Inc. Class B	81,961	1,551
	WSFS Financial Corp.	68,551	1,533
	Ashford Hospitality Trust REIT	980,025	1,509
	ViewPoint Financial Group	125,136	1,505
	Southwest Bancorp, Inc.	153,474	1,440
	Sunstone Hotel Investors, Inc. REIT	540,609	1,422
	The Phoenix Cos., Inc.	1,213,928	1,420
^	Life Partners Holdings	82,560	1,408
	EMC Insurance Group, Inc.	66,501	1,401
	Great Southern Bancorp, Inc.	96,329	1,350
	Roma Financial Corp.	103,584	1,341
	National Financial Partners Corp.	418,922	1,341
	Ramco-Gershenson Properties Trust REIT	206,511	1,332
	Capital City Bank Group, Inc.	114,113	1,308
	Columbia Banking System, Inc.	202,963	1,299
*,^	Western Alliance Bancorp	278,721	1,271
	Flushing Financial Corp.	203,986	1,228
^	Greene County Bancshares	138,629	1,220
	First Community Bancshares, Inc.	103,968	1,213
^	First Industrial Realty Trust REIT	494,522	1,212
	Sterling Financial Corp.	583,292	1,207
	NGP Capital Resources Co.	241,919	1,202
	Clifton Savings Bancorp, Inc.	119,734	1,197
	Oriental Financial Group Inc.	243,620	1,189
	United Financial Bancorp, Inc.	88,959	1,164
	U-Store-It Trust REIT	549,735	1,110
	Education Realty Trust, Inc. REIT	316,976	1,106
	CoBiz Inc.	210,470	1,105
	National Interstate Corp.	65,113	1,101
	Calamos Asset Management, Inc.	216,568	1,042
	Winthrop Realty Trust REIT	149,546	1,033
	BGC Partners, Inc.	462,562	1,022
*,^	Guaranty Financial Group, Inc.	969,844	1,018
*	Guaranty Bancorp	581,837	1,018
	Hersha Hospitality Trust REIT	535,854	1,018
	Wilshire Bancorp Inc.	196,148	1,012
*	Penson Worldwide, Inc.	153,782	989
	CapLease, Inc. REIT	500,914	987
*	Meridian Interstate Bancorp, Inc.	115,455	972
	FelCor Lodging Trust, Inc. REIT	701,908	955

	First Financial Holdings, Inc.	123,294	943
*	The First Marblehead Corp.	719,253	928
*	Avatar Holding, Inc.	61,820	926
*	FBR Capital Markets Corp.	276,217	909
*	Asset Acceptance Capital Corp.	170,210	904
	The South Financial Group, Inc.	819,309	901
^	Old Second Bancorp, Inc.	139,668	887
	Kite Realty Group Trust REIT	357,867	877
	Cedar Shopping Centers, Inc. REIT	493,003	858
*	Virginia Commerce Bancorp, Inc.	222,484	843
	RAIT Financial Trust REIT	684,254	835
*	Crawford & Co. Class B	123,143	828
*	United America Indemnity, Ltd.	201,023	808
	Nara Bancorp, Inc.	262,232	771
*	NewStar Financial, Inc.	328,549	762
	Advance America, Cash Advance Centers, Inc.	440,554	745
	Urstadt Biddle Properties REIT	51,692	693
	Capitol Bancorp Ltd.	162,426	674
	FBL Financial Group, Inc. Class A	160,948	668
*	FCStone Group, Inc.	280,917	640
*	Crawford & Co.	151,252	629
	Glimcher Realty Trust REIT	421,517	590
	Hanmi Financial Corp.	441,349	574
	Strategic Hotels and Resorts, Inc. REIT	827,692	571
	The PMI Group Inc.	912,268	566
	Independent Bank Corp. (MI)	226,687	530
^	Frontier Financial Corp.	469,530	516
*	First Acceptance Corp.	213,246	516
*,^	Flagstar Bancorp, Inc.	651,517	489
^	City Bank Lynnwood (WA)	147,139	486
	Seacoast Banking Corp. of Florida	159,557	483
	Gramercy Capital Corp. REIT	481,712	467
	Integra Bank Corp.	216,906	410
^	Cascade Bancorp	250,281	408
*,^	CompuCredit Corp.	158,008	387
	Amcore Financial, Inc.	237,826	381
	Banner Corp.	130,367	379
	West Coast Bancorp	168,037	373
^	Newcastle Investment Corp. REIT	573,850	373
*	Thomas Weisel Partners Group, Inc.	93,126	333
*	Friedman, Billings, Ramsey Group, Inc. REIT	1,630,944	326
	First State Bancorporation	226,048	319
*	Maguire Properties, Inc. REIT	428,527	309
^	Anthracite Capital Inc. REIT	905,866	308
	Taylor Capital Group, Inc.	65,403	291
	Grubb & Ellis Co.	460,544	290
*	Cardtronics Inc.	155,912	276
	Anchor Bancorp Wisconsin Inc.	197,320	266

	Advanta Corp. Class B	319,498	211
*	Waterstone Financial, Inc.	101,163	206
	Capital Trust Class A REIT	159,904	176
^	Arbor Realty Trust, Inc. REIT	201,345	145
^	Corus Bankshares Inc.	358,322	97
*	United America Indemnity Rights Exp. 04/09/2009	199,983	94
	Advanta Corp. Class A	109,977	56
^	Jer Investor Trust REIT	50,814	33
*	Teton Advisors Inc. Class B	910	2
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			1,846,978
Health Care (12.9%)
*	Gen-Probe Inc.	605,570	27,602
*	OSI Pharmaceuticals, Inc.	641,878	24,558
*	IDEXX Laboratories, Inc.	663,200	22,933
*	Inverness Medical Innovations, Inc.	826,678	22,014
*	VCA Antech, Inc.	942,605	21,256
	Universal Health Services Class B	523,261	20,062
*	Immucor Inc.	784,908	19,740
*	Onyx Pharmaceuticals, Inc.	628,204	17,935
	Teleflex Inc.	442,133	17,283
*	United Therapeutics Corp.	258,805	17,104
	PerkinElmer, Inc.	1,316,032	16,806
*	Magellan Health Services, Inc.	450,630	16,421
*	AMERIGROUP Corp.	590,188	16,254
*	Isis Pharmaceuticals, Inc.	1,079,641	16,205
*,^	Valeant Pharmaceuticals International	907,800	16,150
*	Thoratec Corp.	624,979	16,056
*	Masimo Corp.	539,772	15,643
*	Haemonetics Corp.	281,885	15,526
	STERIS Corp.	655,853	15,268
	Owens & Minor, Inc.	460,513	15,257
*	MEDNAX, Inc.	507,891	14,968
*	Bio-Rad Laboratories, Inc. Class A	209,763	13,823
*	BioMarin Pharmaceutical Inc.	1,112,320	13,737
*	CV Therapeutics, Inc.	682,749	13,573
	Cooper Cos., Inc.	501,183	13,251
*	Alkermes, Inc.	1,057,246	12,824
*	Nuvasive, Inc.	402,489	12,630
*	Auxilium Pharmaceuticals, Inc.	446,778	12,385
	West Pharmaceutical Services, Inc.	364,052	11,945
*	LifePoint Hospitals, Inc.	565,401	11,794
*	HLTH Corp.	1,078,164	11,159
*	Cubist Pharmaceuticals, Inc.	634,514	10,381
*	Psychiatric Solutions, Inc.	622,640	9,794
	Chemed Corp.	249,037	9,688
*	PSS World Medical, Inc.	673,311	9,662
*	Regeneron Pharmaceuticals, Inc.	689,390	9,555

*	Dionex Corp.	200,244	9,462
	PDL BioPharma Inc.	1,331,876	9,430
*,^	Sequenom, Inc.	641,621	9,124
*	American Medical Systems Holdings, Inc.	815,238	9,090
*	Theravance, Inc.	525,521	8,934
*	HMS Holdings Corp.	266,304	8,761
*	HealthSouth Corp.	980,097	8,703
*	Centene Corp.	477,439	8,603
*,^	Amedisys Inc.	300,540	8,262
	Meridian Bioscience Inc.	448,694	8,130
*	Luminex Corp.	438,415	7,944
*	Acorda Therapeutics Inc.	399,361	7,911
	Medicis Pharmaceutical Corp.	631,268	7,809
*	Catalyst Health Solutions, Inc.	388,437	7,699
*	Varian, Inc.	322,029	7,645
*	Seattle Genetics, Inc.	762,188	7,515
*,^	Alnylam Pharmaceuticals Inc.	368,266	7,012
*	Health Management Associates Class A	2,713,768	7,002
*	AMAG Pharmaceuticals, Inc.	189,501	6,968
*	Medarex, Inc.	1,355,950	6,956
*	Volcano Corp.	477,889	6,953
*	Celera Corp.	895,424	6,832
	Martek Biosciences Corp.	368,533	6,726
	Allscripts Healthcare Solutions, Inc.	649,581	6,684
*,^	InterMune Inc.	406,055	6,676
	Hill-Rom Holdings, Inc.	660,708	6,534
*	The Medicines Co.	581,008	6,298
*	Tenet Healthcare Corp.	5,309,976	6,160
*	PAREXEL International Corp.	614,965	5,984
*	Cougar Biotechnology Inc.	184,475	5,940
*	Phase Forward Inc.	453,251	5,797
*	Integra LifeSciences Holdings	230,741	5,706
*	PharMerica Corp.	339,091	5,642
*	Eclipsys Corp.	547,110	5,548
*	AmSurg Corp.	349,879	5,546
*	Nektar Therapeutics	1,028,128	5,542
*	Wright Medical Group, Inc.	422,943	5,511
*	Exelixis, Inc.	1,173,142	5,396
	Invacare Corp.	327,902	5,256
	Landauer, Inc.	103,588	5,250
*	WellCare Health Plans Inc.	464,133	5,222
*,^	Medivation Inc.	284,333	5,195
*	Kindred Healthcare, Inc.	346,417	5,179
*	Salix Pharmaceuticals, Ltd.	533,641	5,070
*	Align Technology, Inc.	633,183	5,021
*	Greatbatch, Inc.	255,088	4,936
*	Xenoport Inc.	253,189	4,902
*	AthenaHealth Inc.	203,171	4,898

*	Allos Therapeutics Inc.	776,468	4,799
	Analogic Corp.	147,287	4,716
*	MedAssets, Inc.	329,779	4,699
*	CONMED Corp.	322,706	4,650
*	Gentiva Health Services, Inc.	304,955	4,635
*	Healthspring, Inc.	553,162	4,630
*	ICU Medical, Inc.	143,950	4,624
*	ev3 Inc.	648,320	4,603
*	ViroPharma Inc.	874,105	4,589
*	Hanger Orthopedic Group, Inc.	342,387	4,537
*,^	Dendreon Corp.	1,079,928	4,536
*	Cepheid, Inc.	644,089	4,444
*,^	Geron Corp.	965,562	4,316
*	Halozyme Therapeutics Inc.	769,865	4,203
*	Abaxis, Inc.	243,686	4,201
*	Res-Care, Inc.	278,351	4,053
*	Cyberonics, Inc.	303,822	4,032
*	Conceptus, Inc.	339,077	3,984
*	Bruker BioSciences Corp.	639,356	3,938
*	Genomic Health, Inc.	157,689	3,844
*	LHC Group Inc.	172,005	3,832
*	Universal American Corp.	451,478	3,824
*	Sun Healthcare Group Inc.	435,957	3,679
*	Momenta Pharmaceuticals, Inc.	331,855	3,654
*	Par Pharmaceutical Cos. Inc.	383,259	3,629
*	Merit Medical Systems, Inc.	296,591	3,621
*	Ligand Pharmaceuticals Inc. Class B	1,191,240	3,550
*	Odyssey Healthcare, Inc.	364,218	3,533
*	RehabCare Group, Inc.	201,085	3,507
*	MWI Veterinary Supply Inc.	121,078	3,448
	Computer Programs and Systems, Inc.	102,886	3,423
*	SonoSite, Inc.	189,865	3,395
*	Neogen Corp.	153,952	3,361
*	Zoll Medical Corp.	233,605	3,355
*	Healthways, Inc.	374,014	3,280
*	VNUS Medical Technologies, Inc.	151,677	3,226
*	Questcor Pharmaceuticals, Inc.	648,808	3,192
*	Vivus, Inc.	733,589	3,169
*	Orthofix International N.V.	170,755	3,162
*	Emergency Medical Services LP Class A	100,620	3,158
*	SurModics, Inc.	171,317	3,127
*	Kendle International Inc.	148,642	3,116
*	Sirona Dental Systems Inc.	212,979	3,050
*	inVentiv Health, Inc.	372,029	3,036
*	Quidel Corp.	324,968	2,996
*	Savient Pharmaceuticals Inc.	605,009	2,995
*	Cypress Bioscience, Inc.	420,505	2,990
	National Healthcare Corp.	72,250	2,901

*	AngioDynamics, Inc.	257,665	2,896
*	Molina Healthcare Inc.	149,736	2,848
*	Genoptix, Inc.	101,472	2,768
*	Bio-Reference Laboratories, Inc.	130,337	2,725
*	IPC The Hospitalist Co.	142,926	2,720
*	Omnicell, Inc.	347,333	2,716
*	Noven Pharmaceuticals, Inc.	277,247	2,628
*	Affymetrix, Inc.	780,994	2,554
*	Facet Biotech Corp.	266,072	2,528
*	Natus Medical Inc.	296,049	2,519
*	Symmetry Medical Inc.	399,026	2,518
*	Rigel Pharmaceuticals, Inc.	407,014	2,499
*	Arena Pharmaceuticals, Inc.	823,269	2,478
*	Albany Molecular Research, Inc.	262,443	2,475
*	Kensey Nash Corp.	115,909	2,465
*,^	Osiris Therapeutics, Inc.	176,718	2,439
*	eResearch Technology, Inc.	453,625	2,386
*	IRIS International, Inc.	205,435	2,369
*,^	MannKind Corp.	680,227	2,367
*	Accuray Inc.	456,353	2,295
*	Incyte Corp.	973,206	2,277
*	Triple-S Management Corp.	180,727	2,227
*	NPS Pharmaceuticals Inc.	526,525	2,211
*	Cadence Pharmaceuticals, Inc.	235,248	2,207
*	Nabi Biopharmaceuticals	578,150	2,139
*	Cross Country Healthcare, Inc.	324,752	2,127
*	Air Methods Corp.	121,180	2,049
*	Emergent BioSolutions Inc.	149,666	2,022
*	Progenics Pharmaceuticals, Inc.	304,186	2,005
	Brookdale Senior Living Inc.	396,446	2,002
*	Pharmasset, Inc.	202,953	1,991
*	Alliance HealthCare Services Inc.	284,506	1,935
*	Affymax Inc.	118,595	1,911
*	AMN Healthcare Services, Inc.	362,386	1,848
*	Zymogenetics, Inc.	459,991	1,835
*	Skilled Healthcare Group Inc.	222,531	1,827
*	Vital Images, Inc.	160,803	1,812
*	CorVel Corp.	89,522	1,810
*	Durect Corp.	777,178	1,733
*	Pozen Inc.	281,522	1,723
*,^	GTx, Inc.	162,478	1,719
*	RTI Biologics, Inc.	601,229	1,714
*	ABIOMED, Inc.	345,665	1,694
*	Pain Therapeutics, Inc.	395,390	1,661
*,^	Sangamo BioSciences, Inc.	387,536	1,639
*	Assisted Living Concepts Inc.	117,626	1,595
*	Emeritus Corp.	239,120	1,569
*	CryoLife Inc.	297,253	1,540

*	Neurocrine Biosciences, Inc.	427,397	1,517
*,^	Clinical Data, Inc.	139,232	1,504
*	Enzo Biochem, Inc.	372,411	1,497
	Ensign Group Inc.	91,556	1,415
*	Palomar Medical Technologies, Inc.	191,589	1,391
*	MedCath Corp.	186,127	1,353
*	Array BioPharma Inc.	502,798	1,327
*	Almost Family Inc.	68,245	1,303
*	OraSure Technologies, Inc.	510,138	1,291
*,^	Stereotaxis Inc.	312,182	1,246
*	Human Genome Sciences, Inc.	1,427,827	1,185
*	TomoTherapy, Inc.	391,356	1,037
*	Lexicon Pharmaceuticals Inc.	842,605	918
*	Insulet Corp.	201,089	824
*	Life Sciences Research, Inc.	113,536	814
*,^	Amicus Therapeutics, Inc.	87,973	803
*	XOMA Ltd.	1,500,511	795
*,^	Hansen Medical Inc.	196,088	788
*	Idenix Pharmaceuticals Inc.	253,783	782
*	Cambrex Corp.	324,065	739
*	Nighthawk Radiology Holdings, Inc.	270,651	731
*	Chindex International, Inc.	134,396	668
*	Cynosure Inc.	108,208	659
*,^	Opko Health, Inc.	672,092	659
*,^	Virtual Radiologic Corp.	79,229	554
*	Senomyx, Inc.	339,137	539
*	K-V Pharmaceutical Co. Class A	320,902	529
*	Akorn, Inc.	597,394	514
*	Orexigen Therapeutics Inc.	189,919	496
*	Sucampo Pharmaceuticals Inc.	77,064	472
*	Caraco Pharmaceutical Laboratories, Ltd.	113,810	401
*	Sunrise Senior Living, Inc.	505,960	344
*	MAP Pharmaceuticals Inc.	102,394	215
*	K-V Pharmaceutical Co. Class B	53,281	139
			1,199,312
Industrials (14.9%)
	Watson Wyatt & Co. Holdings	474,060	23,404
*	Waste Connections, Inc.	887,810	22,817
	IDEX Corp.	920,626	20,134
	Landstar System, Inc.	583,609	19,533
*	Corrections Corp. of America	1,399,692	17,930
*	Thomas & Betts Corp.	623,088	15,590
	MSC Industrial Direct Co., Inc. Class A	488,051	15,164
	Lincoln Electric Holdings, Inc.	477,263	15,124
*	Kirby Corp.	565,690	15,070
	Hubbell Inc. Class B	545,313	14,702
*	TransDigm Group, Inc.	433,319	14,230

	Curtiss-Wright Corp.	500,559	14,041
	Lennox International Inc.	524,229	13,871
*	Tetra Tech, Inc.	667,333	13,600
	Granite Construction Co.	362,295	13,579
	CLARCOR Inc.	537,593	13,542
	Wabtec Corp.	513,027	13,534
	Carlisle Co., Inc.	679,622	13,341
	The Brink's Co.	500,970	13,256
	Kennametal, Inc.	814,558	13,204
	The Timken Co.	914,170	12,762
*	Gardner Denver Inc.	576,241	12,527
*	EMCOR Group, Inc.	728,762	12,513
	UTI Worldwide, Inc.	1,000,656	11,958
*	General Cable Corp.	590,362	11,701
*	Clean Harbors Inc.	237,966	11,422
	Graco, Inc.	662,969	11,317
*	ESCO Technologies Inc.	289,766	11,214
	GATX Corp.	542,142	10,968
*	Continental Airlines, Inc. Class B	1,232,192	10,856
	Regal-Beloit Corp.	349,854	10,720
	Kaydon Corp.	381,396	10,424
	Heartland Express, Inc.	696,339	10,313
	Acuity Brands, Inc.	455,901	10,276
	Valmont Industries, Inc.	204,094	10,248
*	Teledyne Technologies, Inc.	379,286	10,119
	Knight Transportation, Inc.	654,629	9,924
*	Moog Inc.	430,933	9,855
	Nordson Corp.	341,743	9,716
	Brady Corp. Class A	544,714	9,603
*	BE Aerospace, Inc.	1,106,801	9,596
	The Toro Co.	395,630	9,566
*	Huron Consulting Group Inc.	220,279	9,346
	Watsco, Inc.	273,520	9,308
	Briggs & Stratton Corp.	554,824	9,155
	Con-way, Inc.	510,241	9,149
	Crane Co.	533,279	9,002
	Mueller Industries Inc.	413,174	8,962
	Alexander & Baldwin, Inc.	460,489	8,763
	Rollins, Inc.	505,564	8,670
*	WESCO International, Inc.	467,744	8,476
	ABM Industries Inc.	508,822	8,345
*	JetBlue Airways Corp.	2,264,560	8,266
	Otter Tail Corp.	374,116	8,249
*	GrafTech International Ltd.	1,324,866	8,161
	Trinity Industries, Inc.	885,622	8,095
*,^	American Superconductor Corp.	457,730	7,923
	Skywest, Inc.	634,621	7,895
	Simpson Manufacturing Co.	433,441	7,811

*	Orbital Sciences Corp.	655,178	7,790
	Werner Enterprises, Inc.	513,808	7,769
	Woodward Governor Co.	679,744	7,600
*	Genesee & Wyoming Inc. Class A	356,721	7,580
*	Geo Group Inc.	569,198	7,542
*	United Stationers, Inc.	262,216	7,363
*	Old Dominion Freight Line, Inc.	311,830	7,325
*	Resources Connection, Inc.	479,531	7,231
	Applied Industrial Technology, Inc.	423,888	7,151
*	Alaska Air Group, Inc.	403,516	7,090
	Triumph Group, Inc.	184,707	7,056
*	Navigant Consulting, Inc.	539,737	7,054
*	Hexcel Corp.	1,073,669	7,054
*	Hub Group, Inc.	412,024	7,004
	Healthcare Services Group, Inc.	454,568	6,805
	EnergySolutions	786,112	6,800
	Mine Safety Appliances Co.	339,304	6,793
*,^	Energy Conversion Devices, Inc.	509,039	6,755
	Baldor Electric Co.	463,108	6,710
*	Esterline Technologies Corp.	329,770	6,658
*	Beacon Roofing Supply, Inc.	493,093	6,602
	Belden Inc.	517,282	6,471
	Actuant Corp.	625,572	6,462
*	Insituform Technologies Inc. Class A	412,513	6,452
*	UAL Corp.	1,434,183	6,425
*	Mastec Inc.	529,186	6,398
	Watts Water Technologies, Inc.	325,480	6,366
	Herman Miller, Inc.	596,782	6,362
*	CoStar Group, Inc.	208,728	6,314
*	USG Corp.	828,535	6,305
*,^	Allegiant Travel Co.	135,914	6,179
*	Sykes Enterprises, Inc.	368,278	6,124
*	MPS Group, Inc.	1,027,334	6,113
*	The Middleby Corp.	185,459	6,014
*	AirTran Holdings, Inc.	1,304,016	5,933
*	EnerSys	479,879	5,816
	Oshkosh Truck Corp.	827,693	5,579
	A.O. Smith Corp.	219,112	5,517
	Deluxe Corp.	570,616	5,495
	The Corporate Executive Board Co.	378,623	5,490
	American Science & Engineering, Inc.	97,813	5,458
	Barnes Group, Inc.	509,213	5,443
*	AAR Corp.	430,951	5,404
	Administaff, Inc.	254,615	5,380
	Forward Air Corp.	323,199	5,246
*	Astec Industries, Inc.	199,497	5,233
	Ameron International Corp.	97,485	5,134
	Arkansas Best Corp.	267,280	5,084

*	Ceradyne, Inc.	278,671	5,052
	Robbins & Myers, Inc.	328,019	4,976
*	II-VI, Inc.	280,180	4,813
	Universal Forest Products, Inc.	180,604	4,806
*	Korn/Ferry International	530,184	4,803
	The Manitowoc Co., Inc.	1,453,927	4,754
	Tredegar Corp.	282,933	4,620
	HNI Corp.	443,053	4,608
	Comfort Systems USA, Inc.	439,769	4,560
	Franklin Electric, Inc.	204,946	4,535
	Cubic Corp.	178,395	4,519
*	Mobile Mini, Inc.	388,273	4,473
*	Axsys Technologies, Inc.	105,936	4,454
*	Griffon Corp.	592,627	4,445
	Mueller Water Products, Inc. Class A	1,284,249	4,238
	Seaboard Corp.	4,149	4,190
	Encore Wire Corp.	191,960	4,114
	Badger Meter, Inc.	139,944	4,043
	CIRCOR International, Inc.	178,360	4,017
*	TrueBlue, Inc.	484,564	3,998
	G & K Services, Inc. Class A	211,138	3,993
*	Stanley Inc.	156,730	3,979
	McGrath RentCorp	250,371	3,946
*	Exponent, Inc.	152,137	3,854
*	EnPro Industries, Inc.	225,211	3,851
*	GeoEye Inc.	193,260	3,817
*	DynCorp International Inc. Class A	285,394	3,804
*	Perini Corp.	308,314	3,792
	Raven Industries, Inc.	180,000	3,740
*	RBC Bearings Inc.	242,590	3,707
^	Genco Shipping and Trading Ltd.	297,816	3,675
*	School Specialty, Inc.	208,825	3,673
*	Force Protection, Inc.	759,483	3,646
*	CBIZ Inc.	515,667	3,594
	Kaman Corp. Class A	283,001	3,549
*,^	Evergreen Solar, Inc.	1,649,884	3,514
	Lindsay Manufacturing Co.	129,834	3,505
	Apogee Enterprises, Inc.	317,153	3,482
*	Layne Christensen Co.	214,213	3,442
*	Marten Transport, Ltd.	182,213	3,404
*	AZZ Inc.	128,943	3,403
*,^	RSC Holdings Inc.	632,569	3,327
	Gorman-Rupp Co.	167,332	3,313
	Steelcase Inc.	655,699	3,285
	Heidrick & Struggles International, Inc.	181,997	3,229
	Knoll, Inc.	523,781	3,211
	Quanex Building Products Corp.	418,297	3,179
	HEICO Corp.	130,632	3,174

*	Powell Industries, Inc.	88,719	3,133
	Viad Corp.	216,375	3,055
*	Taser International Inc.	651,746	3,050
*	US Airways Group Inc.	1,204,951	3,049
*,^	YRC Worldwide, Inc.	659,399	2,961
*	The Advisory Board Co.	177,779	2,948
*	Aerovironment Inc.	139,807	2,922
*	Northwest Pipe Co.	102,193	2,909
*	L.B. Foster Co. Class A	114,059	2,832
	Federal Signal Corp.	527,051	2,778
*	Argon ST, Inc.	145,019	2,751
*	Interline Brands, Inc.	324,491	2,735
*	Atlas Air Worldwide Holdings, Inc.	157,492	2,732
*	Kforce Inc.	388,014	2,728
*	Colfax Corp.	391,023	2,686
	Albany International Corp.	296,188	2,680
*,^	Ener1, Inc.	502,495	2,598
	AAON, Inc.	143,093	2,593
*	Amerco, Inc.	76,478	2,564
*	Cornell Cos., Inc.	156,053	2,555
	American Ecology Corp.	183,180	2,554
*,^	Energy Recovery Inc.	334,596	2,543
	Ennis, Inc.	286,576	2,539
*	Dycom Industries, Inc.	438,039	2,536
*	ATC Technology Corp.	225,645	2,527
*	Rush Enterprises, Inc. Class A	279,076	2,489
*	Chart Industries, Inc.	315,783	2,488
	Aircastle Ltd.	525,358	2,443
	Armstrong Worldwide Industries, Inc.	221,322	2,437
*	Team, Inc.	198,652	2,328
	Freightcar America Inc.	132,519	2,323
*	CRA International Inc.	121,418	2,292
*,^	EnerNOC Inc.	157,520	2,290
	Kelly Services, Inc. Class A	280,516	2,258
*	United Rentals, Inc.	530,695	2,234
*,^	Fuel-Tech N.V.	212,958	2,228
^	Eagle Bulk Shipping Inc.	523,071	2,223
*	Republic Airways Holdings Inc.	341,883	2,215
*	Blount International, Inc.	450,783	2,083
	Sun Hydraulics Corp.	139,204	2,034
	American Woodmark Corp.	109,653	1,925
*	Hawaiian Holdings, Inc.	515,491	1,923
*	Duff & Phelps Corp.	121,168	1,908
*	ICF International, Inc.	82,484	1,895
*	Pike Electric Corp.	204,289	1,890
*	Cenveo Inc.	571,617	1,858
	Titan International, Inc.	364,719	1,835
	Kimball International, Inc. Class B	268,252	1,760

*	Columbus McKinnon Corp.	201,220	1,755
	NACCO Industries, Inc. Class A	63,499	1,726
	Tennant Co.	182,670	1,712
	Courier Corp.	112,262	1,703
	Interface, Inc.	564,062	1,687
*,^	FuelCell Energy, Inc.	691,499	1,660
*	M&F Worldwide Corp.	140,593	1,646
	HEICO Corp. Class A	77,798	1,605
	Cascade Corp.	90,593	1,597
*	Standard Parking Corp.	93,814	1,539
*	H&E Equipment Services, Inc.	231,560	1,517
*	Innerworkings, Inc.	351,379	1,500
*	American Reprographics Co.	408,264	1,445
	Houston Wire & Cable Co.	186,433	1,445
*	First Advantage Corp. Class A	104,552	1,441
*	American Commercial Lines Inc.	452,684	1,435
	CDI Corp.	147,173	1,431
*	Consolidated Graphics, Inc.	111,855	1,423
	Great Lakes Dredge & Dock Co.	457,961	1,378
	Pacer International, Inc.	389,616	1,364
*	Waste Services, Inc.	318,111	1,361
	TAL International Group, Inc.	182,836	1,338
*	Titan Machinery, Inc.	147,308	1,324
	Dynamic Materials Corp.	141,438	1,296
*	Ladish Co., Inc.	176,963	1,285
	Ampco-Pittsburgh Corp.	96,045	1,274
	Gibraltar Industries Inc.	267,869	1,264
*	Furmanite Corp.	405,813	1,262
*	3D Systems Corp.	186,848	1,231
	Standex International Corp.	132,953	1,223
*	Spherion Corp.	578,613	1,203
*	Polypore International Inc.	271,092	1,090
*	GenCorp, Inc.	509,169	1,079
*	TBS International Ltd.	145,926	1,073
*	Volt Information Sciences Inc.	160,055	1,064
	Vicor Corp.	216,134	1,057
*	Avis Budget Group, Inc.	1,133,541	1,032
	Universal Truckload Services, Inc.	71,363	1,023
	Bowne & Co., Inc.	304,383	977
	Horizon Lines Inc.	317,214	961
	Schawk, Inc.	158,704	959
	American Railcar Industries, Inc.	118,685	906
	Textainer Group Holdings Ltd.	132,510	894
*,^	Orion Energy Systems Inc.	191,925	846
*	Hill International Inc.	273,088	830
	Paragon Shipping, Inc.	225,427	787
*	Rush Enterprises, Inc. Class B	95,974	751
*	Plug Power, Inc.	838,638	730

*	Tecumseh Products Co. Class A	157,691	713
*,^	Valence Technology Inc.	330,156	703
*	LECG Corp.	270,766	688
	Macquarie Infrastructure Co. LLC	478,256	660
*	Fushi Copperweld, Inc.	137,078	658
	The Greenbrier Cos., Inc.	175,730	643
*	Power-One, Inc.	730,563	643
*	Acco Brands Corp.	601,511	589
	Lawson Products, Inc.	47,592	579
	The Standard Register Co.	107,020	490
*	NCI Building Systems, Inc.	218,721	486
	Wabash National Corp.	342,271	421
*	Builders FirstSource, Inc.	199,797	404
*,^	Metalico, Inc.	237,297	403
	Safe Bulkers, Inc.	121,026	382
	Sauer-Danfoss, Inc.	136,396	333
*	TriMas Corp.	189,756	332
*	Hudson Highland Group, Inc.	282,968	314
*,^	China Architectural Engineering Inc.	167,738	164
*	Tecumseh Products Co. Class B	25,412	130
			1,386,056
Information Technology (19.2%)
	Seagate Technology	5,435,289	32,666
	Broadridge Financial Solutions LLC	1,574,523	29,302
*	Sybase, Inc.	902,415	27,334
^	FactSet Research Systems Inc.	501,373	25,064
*	ANSYS, Inc.	948,977	23,819
*	Equinix, Inc.	374,471	21,027
*,^	Cree, Inc.	885,281	20,831
*	Macrovision Solutions Corp.	1,147,297	20,410
*	Metavante Technologies	999,728	19,955
*	F5 Networks, Inc.	886,743	18,577
*	Solera Holdings, Inc.	734,758	18,207
*	Itron, Inc.	383,715	18,169
*	Compuware Corp.	2,746,553	18,100
*	Varian Semiconductor Equipment Associates, Inc.	809,089	17,525
*	Atmel Corp.	4,742,126	17,214
*	ON Semiconductor Corp.	4,348,008	16,957
*	MICROS Systems, Inc.	895,550	16,792
*	Novell, Inc.	3,842,501	16,369
*	IAC/InterActiveCorp	1,064,857	16,218
*	QLogic Corp.	1,425,401	15,850
*	PMC Sierra Inc.	2,466,320	15,735
	Diebold, Inc.	736,360	15,721
*	Skyworks Solutions, Inc.	1,838,374	14,817
*	NeuStar, Inc. Class A	878,243	14,711
*	Brocade Communications Systems, Inc.	4,138,510	14,278

*	Polycom, Inc.	926,890	14,265
*	3Com Corp.	4,518,619	13,963
	Jack Henry & Associates Inc.	847,212	13,826
*	SINA.com	590,788	13,736
*	Zebra Technologies Corp. Class A	706,583	13,439
*	Perot Systems Corp.	1,009,786	13,006
*	VistaPrint Ltd.	471,776	12,969
*	Informatica Corp.	976,952	12,954
*	Silicon Laboratories Inc.	489,399	12,920
*	Parametric Technology Corp.	1,293,057	12,905
*	InterDigital, Inc.	481,021	12,420
*,^	Sohu.com Inc.	300,416	12,410
	National Instruments Corp.	661,354	12,334
*	Digital River, Inc.	413,268	12,324
*	Tech Data Corp.	562,669	12,255
*	CACI International, Inc.	332,643	12,138
*	TIBCO Software Inc.	1,998,524	11,731
*	Convergys Corp.	1,360,267	10,991
*	International Rectifier Corp.	812,107	10,972
*,^	Palm, Inc.	1,269,562	10,944
*	Cypress Semiconductor Corp.	1,611,571	10,910
*	CyberSource Corp.	734,799	10,882
*	j2 Global Communications, Inc.	488,584	10,695
*	Anixter International Inc.	334,182	10,587
*	Blackboard Inc.	331,699	10,528
*	Microsemi Corp.	902,163	10,465
	ADTRAN Inc.	623,593	10,108
*	Arris Group Inc.	1,369,096	10,090
*	ManTech International Corp.	238,867	10,009
*	Rambus Inc.	1,049,687	9,930
*	Atheros Communications, Inc.	672,393	9,857
*	Omniture, Inc.	730,198	9,631
*,^	Synaptics Inc.	357,552	9,568
*	FormFactor Inc.	519,405	9,360
*	Quest Software, Inc.	736,498	9,339
^	Quality Systems, Inc.	205,093	9,280
*	Semtech Corp.	687,739	9,181
*	CommScope, Inc.	783,093	8,896
*	Concur Technologies, Inc.	462,463	8,875
*	Tekelec	662,502	8,765
*	Integrated Device Technology Inc.	1,881,575	8,561
*	Ariba, Inc.	968,228	8,453
*	Teradyne, Inc.	1,884,022	8,252
*	ValueClick, Inc.	965,359	8,215
	MAXIMUS, Inc.	203,945	8,129
*	Benchmark Electronics, Inc.	724,808	8,118
*	Gartner, Inc. Class A	733,726	8,078
*	EarthLink, Inc.	1,206,995	7,930

*	Wright Express Corp.	431,613	7,864
*	Ciena Corp.	1,005,197	7,820
*	Riverbed Technology, Inc.	596,278	7,799
*	JDS Uniphase Corp.	2,392,596	7,776
*	Progress Software Corp.	443,106	7,692
*	TiVo Inc.	1,088,058	7,660
	Fair Isaac, Inc.	539,557	7,592
*	Starent Networks Corp.	468,416	7,406
*	Genpact, Ltd.	835,813	7,405
*	Cymer, Inc.	329,468	7,334
*	ACI Worldwide, Inc.	388,930	7,292
	Take-Two Interactive Software, Inc.	863,563	7,211
*	Tessera Technologies, Inc.	539,234	7,210
*,^	Advent Software, Inc.	210,064	6,997
*	Net 1 UEPS Technologies, Inc.	455,449	6,927
*	EchoStar Corp.	466,424	6,917
*	SRA International, Inc.	468,247	6,883
*	Harmonic, Inc.	1,057,554	6,874
*	MKS Instruments, Inc.	465,767	6,833
*	Comtech Telecommunications Corp.	275,058	6,813
*	Vishay Intertechnology, Inc.	1,914,883	6,664
	Plantronics, Inc.	543,770	6,563
*	ViaSat, Inc.	308,848	6,430
*	FEI Co.	413,269	6,377
*	Cabot Microelectronics Corp.	258,505	6,212
*	Euronet Worldwide, Inc.	475,511	6,210
*	Neutral Tandem, Inc.	251,155	6,181
*	Infinera Corp.	835,148	6,180
	Acxiom Corp.	824,854	6,104
*	EPIQ Systems, Inc.	336,633	6,069
*	Avocent Corp.	498,482	6,052
*	Plexus Corp.	436,993	6,039
*	Websense, Inc.	500,739	6,009
*	Mercadolibre Inc.	320,611	5,947
*	Cogent Inc.	499,183	5,940
*	Sycamore Networks, Inc.	2,211,375	5,904
*	Hittite Microwave Corp.	186,369	5,815
*	Lawson Software, Inc.	1,362,798	5,792
*	ADC Telecommunications, Inc.	1,310,524	5,753
*	SPSS, Inc.	201,901	5,740
*	Intermec, Inc.	550,226	5,722
	Syntel, Inc.	277,270	5,706
*	AsiaInfo Holdings, Inc.	334,175	5,631
*	Electronics for Imaging, Inc.	573,774	5,623
*	Tyler Technologies, Inc.	384,147	5,620
	Blackbaud, Inc.	481,258	5,587
	Cognex Corp.	417,953	5,580
*	CSG Systems International, Inc.	389,307	5,559

*	ATMI, Inc.	357,756	5,520
*	DealerTrack Holdings Inc.	421,239	5,518
*	ScanSource, Inc.	294,007	5,463
*	Netlogic Microsystems Inc.	194,953	5,357
*	Verigy Ltd.	642,906	5,304
*	Blue Coat Systems, Inc.	435,004	5,224
*	Rofin-Sinar Technologies Inc.	320,995	5,174
	AVX Corp.	568,808	5,165
*	Fairchild Semiconductor International, Inc.	1,381,409	5,153
*	VeriFone Holdings, Inc.	750,818	5,106
*	Sapient Corp.	1,128,849	5,046
*,^	Data Domain, Inc.	399,572	5,023
*	Zoran Corp.	569,066	5,008
*	Wind River Systems Inc.	780,420	4,995
*	Monolithic Power Systems	318,950	4,944
*	Commvault Systems, Inc.	437,606	4,801
*	Sonus Networks, Inc.	3,030,010	4,757
*	TeleTech Holdings, Inc.	436,311	4,751
*	NETGEAR, Inc.	392,736	4,732
*	DTS Inc.	195,715	4,709
*	The Ultimate Software Group, Inc.	272,002	4,695
*	Coherent, Inc.	271,005	4,675
*	L-1 Identity Solutions Inc.	910,994	4,655
*	Manhattan Associates, Inc.	267,285	4,629
	Black Box Corp.	195,848	4,624
*	Standard Microsystem Corp.	247,710	4,607
*	Emulex Corp.	913,822	4,597
*	Mentor Graphics Corp.	1,027,977	4,564
	Micrel, Inc.	573,388	4,037
*	TriQuint Semiconductor, Inc.	1,622,272	4,007
*	SYNNEX Corp.	197,203	3,879
	United Online, Inc.	865,450	3,860
*	Checkpoint Systems, Inc.	430,235	3,859
	MTS Systems Corp.	169,230	3,850
*	OmniVision Technologies, Inc.	570,807	3,836
*	JDA Software Group, Inc.	328,809	3,798
*	Rogers Corp.	200,290	3,781
*	Telecommunication Systems, Inc.	411,452	3,773
*	Avid Technology, Inc.	412,731	3,772
	Park Electrochemical Corp.	216,661	3,744
*	Forrester Research, Inc.	180,165	3,704
*	RF Micro Devices, Inc.	2,779,329	3,697
*	Art Technology Group, Inc.	1,439,947	3,672
*,^	Bankrate, Inc.	146,325	3,651
*	Sigma Designs, Inc.	292,627	3,640
*	Diodes Inc.	342,433	3,633
*	Amkor Technology, Inc.	1,329,163	3,562
*	Applied Micro Circuits Corp.	726,008	3,528

*	MicroStrategy Inc.	101,426	3,468
*	DG FastChannel Inc.	177,249	3,327
*,^	Universal Display Corp.	360,937	3,310
*	Adaptec, Inc.	1,360,949	3,266
*	Brooks Automation, Inc.	706,536	3,257
*	Taleo Corp. Class A	268,468	3,173
*	Cavium Networks, Inc.	272,314	3,143
*	GSI Commerce, Inc.	237,994	3,118
*	Ultratech, Inc.	247,802	3,095
*	S1 Corp.	595,253	3,066
	Pegasystems Inc.	160,319	2,977
*	Supertex, Inc.	128,786	2,975
*	EMS Technologies, Inc.	168,746	2,946
*	Netezza Corp.	427,440	2,907
*	Loral Space and Communications Ltd.	135,631	2,897
*	Actel Corp.	286,023	2,895
*	MSC Software Corp.	503,406	2,839
*	Advanced Energy Industries, Inc.	371,341	2,796
*	TTM Technologies, Inc.	475,491	2,758
*	Synchronoss Technologies, Inc.	222,657	2,730
*	OSI Systems Inc.	178,525	2,724
	Imation Corp.	355,450	2,719
*	Vocus, Inc.	202,276	2,688
*	SonicWALL, Inc.	595,017	2,654
*	ArcSight, Inc.	207,764	2,653
*	Littelfuse, Inc.	241,319	2,652
*	The Knot, Inc.	323,264	2,651
	Cass Information Systems, Inc.	81,668	2,648
*	SuccessFactors Inc.	343,172	2,618
*	SAVVIS, Inc.	416,506	2,578
*	Echelon Corp.	314,699	2,546
*	Brightpoint, Inc.	590,720	2,528
*	Exar Corp.	405,023	2,527
	Daktronics, Inc.	384,549	2,519
*	Cirrus Logic, Inc.	652,100	2,452
*	RealNetworks, Inc.	1,051,972	2,451
*	ComScore Inc.	195,913	2,369
*	FARO Technologies, Inc.	175,892	2,364
	NIC Inc.	452,931	2,355
*	Move, Inc.	1,618,024	2,346
*	Epicor Software Corp.	600,424	2,288
*	Veeco Instruments, Inc.	340,403	2,270
*	THQ Inc.	746,618	2,270
*	STEC Inc.	306,322	2,258
*	Ixia	424,702	2,196
*	WebMD Health Corp. Class A	96,117	2,143
*	Unisys Corp.	4,022,225	2,132
*	Global Cash Access, Inc.	554,052	2,116

*	IPG Photonics Corp.	249,636	2,102
	Electro Rent Corp.	215,726	2,080
*	TNS Inc.	250,927	2,053
*	NCI, Inc.	77,215	2,008
*	3PAR, Inc.	305,269	2,006
*	InfoSpace, Inc.	383,954	1,997
*	Silicon Image, Inc.	822,879	1,975
*	Ciber, Inc.	719,076	1,963
*	Aruba Networks, Inc.	612,990	1,925
*	VASCO Data Security International, Inc.	333,453	1,924
*,^	NetSuite Inc.	168,709	1,900
*	Novatel Wireless, Inc.	337,374	1,896
*	NetScout Systems, Inc.	262,166	1,877
*	Acme Packet, Inc.	307,548	1,867
*	Perficient, Inc.	345,632	1,866
*	Multi-Fineline Electronix, Inc.	110,608	1,863
*	Finisar Corp.	4,220,599	1,857
*	Switch and Data Inc.	210,951	1,850
*	Cogo Group, Inc.	276,300	1,846
*	Sanmina-SCI Corp.	5,935,363	1,810
*	Electro Scientific Industries, Inc.	300,709	1,780
*	Lattice Semiconductor Corp.	1,288,604	1,778
	Cohu, Inc.	246,116	1,772
*	Stratasys, Inc.	213,662	1,767
*	Vignette Corp.	263,052	1,757
*	Constant Contact, Inc.	125,458	1,755
*	Advanced Analogic Technologies, Inc.	484,346	1,744
*	LoopNet, Inc.	285,945	1,739
*	Internet Capital Group Inc.	425,264	1,714
*	RightNow Technologies Inc.	222,511	1,684
*	Compellent Technologies, Inc.	153,824	1,669
	Heartland Payment Systems, Inc.	251,735	1,664
*	Symyx Technologies, Inc.	359,595	1,600
*	Newport Corp.	361,403	1,597
*	Silicon Storage Technology, Inc.	956,192	1,578
*	infoGROUP, Inc.	378,817	1,576
*	Kulicke & Soffa Industries, Inc.	598,519	1,568
*	Quantum Corp.	2,326,374	1,559
*	Insight Enterprises, Inc.	507,658	1,553
*	DivX, Inc.	305,093	1,535
	Methode Electronics, Inc. Class A	426,698	1,528
*	Internap Network Services Corp.	558,749	1,503
*	Integral Systems, Inc.	171,395	1,474
*	Internet Brands Inc.	250,316	1,469
*	ANADIGICS, Inc.	705,440	1,460
*	Airvana, Inc.	248,636	1,455
*	Extreme Networks, Inc.	932,988	1,418
*	BigBand Networks Inc.	214,013	1,402

*	Limelight Networks Inc.	414,800	1,390
*	ExlService Holdings, Inc.	160,568	1,384
	Bel Fuse, Inc. Class B	101,091	1,359
	CTS Corp.	375,047	1,354
*	Rackable Systems Inc.	332,680	1,351
*	Hughes Communications Inc.	107,765	1,296
*	Radiant Systems, Inc.	291,371	1,285
*	ModusLink Global Solutions, Inc.	487,780	1,263
*	Terremark Worldwide, Inc.	464,051	1,248
*	Kenexa Corp.	226,007	1,218
*	Liquidity Services, Inc.	172,243	1,204
*	Comverge Inc.	170,236	1,183
*	Ness Technologies Inc.	395,608	1,167
	Agilysys, Inc.	255,999	1,101
*	DSP Group Inc.	253,859	1,097
*	Harris Stratex Networks, Inc. Class A	284,258	1,094
	Gevity HR, Inc.	274,569	1,085
*	Entegris Inc.	1,255,339	1,080
*	Chordiant Software, Inc.	334,878	1,015
*	Trident Microsystems, Inc.	689,933	1,007
*	Rudolph Technologies, Inc.	326,002	988
	Marchex, Inc.	275,348	947
*	UTStarcom, Inc.	1,194,977	932
*	China Information Security Technology, Inc.	289,165	914
*	Powerwave Technologies, Inc.	1,450,549	862
*	Monotype Imaging Holdings Inc.	209,167	782
	iGATE Corp.	240,590	780
*	FalconStor Software, Inc.	318,047	760
	Technitrol, Inc.	441,025	754
*	Rubicon Technology, Inc.	140,318	745
	Renaissance Learning, Inc.	80,438	722
*	Dice Holdings Inc.	243,477	677
*	Hutchinson Technology, Inc.	256,585	667
*,^	EMCORE Corp.	821,274	616
*	Smart Modular Technologies Inc.	409,144	565
*	Orbcomm, Inc.	374,578	551
*	Isilon Systems Inc.	245,470	540
*	MRV Communications Inc.	1,735,139	538
*	ICx Technologies, Inc.	131,745	534
*	Deltek, Inc.	119,461	517
*	Mattson Technology, Inc.	544,167	458
*	OpNext, Inc.	248,057	424
*	GSI Group, Inc.	408,808	388
*	Conexant Systems, Inc.	547,384	356
*	Magma Design Automation, Inc.	437,478	328
*	TechTarget	114,594	275
	Bel Fuse, Inc. Class A	11,648	145
			1,782,602

Materials (4.6%)
	AptarGroup Inc.	751,852	23,413
	Valspar Corp.	1,055,983	21,088
	Compass Minerals International, Inc.	361,010	20,350
	RPM International, Inc.	1,433,619	18,250
	Scotts Miracle-Gro Co.	509,825	17,691
	Royal Gold, Inc.	340,250	15,910
	Silgan Holdings, Inc.	296,219	15,563
	Packaging Corp. of America	1,140,145	14,845
	Olin Corp.	856,425	12,221
	Sensient Technologies Corp.	511,570	12,022
	Eagle Materials, Inc.	485,107	11,764
	Rock-Tenn Co.	404,835	10,951
	Greif Inc. Class A	267,258	8,897
*	Calgon Carbon Corp.	571,886	8,104
	Ashland, Inc.	776,920	8,026
*	Intrepid Potash, Inc.	416,930	7,692
	Cabot Corp.	727,354	7,645
	Schnitzer Steel Industries, Inc. Class A	240,308	7,543
	Cytec Industries, Inc.	498,811	7,492
	H.B. Fuller Co.	539,137	7,009
	Minerals Technologies, Inc.	208,655	6,687
	Carpenter Technology Corp.	466,211	6,583
*	OM Group, Inc.	339,372	6,557
	Texas Industries, Inc.	260,415	6,510
	Worthington Industries, Inc.	746,066	6,498
	Temple-Inland Inc.	1,185,129	6,364
	NewMarket Corp.	143,640	6,363
	Huntsman Corp.	1,825,121	5,713
	Arch Chemicals, Inc.	276,899	5,250
*	Domtar Corp.	5,485,341	5,211
*	Coeur d'Alene Mines Corp.	5,521,025	5,190
	Balchem Corp.	202,491	5,089
*	W.R. Grace & Co.	801,955	5,068
*	Hecla Mining Co.	2,358,327	4,717
	Deltic Timber Corp.	117,523	4,632
*	Rockwood Holdings, Inc.	494,060	3,923
	Kaiser Aluminum Corp.	166,997	3,861
	AMCOL International Corp.	253,657	3,764
	A. Schulman Inc.	261,259	3,540
	Koppers Holdings, Inc.	226,749	3,292
	Westlake Chemical Corp.	219,079	3,205
	Glatfelter	504,030	3,145
*	Brush Engineered Materials Inc.	225,539	3,128
*	RTI International Metals, Inc.	257,238	3,010
	Schweitzer-Mauduit International, Inc.	162,748	3,004
	American Vanguard Corp.	224,889	2,901
	Wausau Paper Corp.	514,300	2,705

	Louisiana-Pacific Corp.	1,149,345	2,563
	Zep, Inc.	241,082	2,466
*	Haynes International, Inc.	133,676	2,382
*	PolyOne Corp.	974,089	2,250
	Innophos Holdings Inc.	198,846	2,243
	Stepan Co.	80,234	2,190
*	Horsehead Holding Corp.	394,248	2,168
*,^	Zoltek Cos., Inc.	305,141	2,078
*	Solutia Inc.	1,046,385	1,957
	Myers Industries, Inc.	314,217	1,929
*	Stillwater Mining Co.	520,851	1,927
	A.M. Castle & Co.	189,545	1,691
	Olympic Steel, Inc.	102,658	1,557
*	Headwaters Inc.	469,710	1,475
*	Graphic Packaging Holding Co.	1,333,591	1,160
*	Century Aluminum Co.	532,082	1,123
	NL Industries, Inc.	109,905	1,099
*	Clearwater Paper Corp.	125,825	1,010
	Innospec, Inc.	263,412	993
*	Buckeye Technology, Inc.	429,667	915
	Spartech Corp.	344,393	847
	Ferro Corp.	489,198	700
*,^	General Moly, Inc.	594,994	631
	Neenah Paper Inc.	164,121	596
*	Flotek Industries, Inc.	244,204	384
*,^	AbitibiBowater, Inc.	562,798	310
	Georgia Gulf Corp.	366,341	260
	Chemtura Corp.	1,079	—
			421,290
Telecommunication Services (1.3%)
*	SBA Communications Corp.	1,168,378	27,223
*	tw telecom inc.	1,561,220	13,661
*	Syniverse Holdings Inc.	723,444	11,401
*	Centennial Communications Corp. Class A	906,126	7,485
	NTELOS Holdings Corp.	352,021	6,386
*	Cincinnati Bell Inc.	2,564,866	5,899
*	Premiere Global Services, Inc.	652,676	5,757
	Shenandoah Telecommunications Co.	249,023	5,678
*	Cbeyond Inc.	252,794	4,760
	Iowa Telecommunications Services Inc.	356,230	4,082
*	Cogent Communications Group, Inc.	471,287	3,393
*	General Communication, Inc.	502,546	3,357
	Alaska Communications Systems Holdings, Inc.	485,290	3,251
	Consolidated Communications Holdings, Inc.	262,642	2,695
	USA Mobility, Inc.	258,160	2,378
	Atlantic Tele-Network, Inc.	110,071	2,111
*	Global Crossing Ltd.	280,850	1,966

*	PAETEC Holding Corp.	1,361,244	1,960
*	iPCS, Inc.	162,150	1,574
	SureWest Communications	147,418	1,150
	FairPoint Communications, Inc.	990,041	772
*	ICO Global Communications (Holdings) Ltd.	1,270,189	445
*	TerreStar Corp.	612,753	343
*	Vonage Holdings Corp.	857,608	343
*	Fibertower Corp.	807,677	162
			118,232
Utilities (4.7%)
	OGE Energy Corp.	1,033,246	24,612
	ITC Holdings Corp.	552,814	24,114
	Atmos Energy Corp.	1,015,004	23,467
	AGL Resources Inc.	855,320	22,692
	Westar Energy, Inc.	1,206,228	21,145
	Piedmont Natural Gas, Inc.	816,275	21,133
	WGL Holdings Inc.	556,615	18,257
	Vectren Corp.	857,235	18,079
	Great Plains Energy, Inc.	1,324,587	17,842
	Nicor Inc.	503,618	16,735
	New Jersey Resources Corp.	468,809	15,930
	Cleco Corp.	670,806	14,550
	Portland General Electric Co.	818,807	14,403
	Hawaiian Electric Industries Inc.	1,004,469	13,801
	Northwest Natural Gas Co.	294,883	12,804
	IDACORP, Inc.	507,128	11,847
	South Jersey Industries, Inc.	330,819	11,579
	UniSource Energy Corp.	395,554	11,151
	Southwest Gas Corp.	489,239	10,308
	California Water Service Group	219,004	9,167
	The Laclede Group, Inc.	233,964	9,120
	NorthWestern Corp.	400,005	8,592
	Avista Corp.	606,287	8,355
	CH Energy Group, Inc.	175,702	8,240
	ALLETE, Inc.	299,382	7,990
	PNM Resources Inc.	964,017	7,963
	MGE Energy, Inc.	248,606	7,799
	Black Hills Corp.	428,003	7,657
*	El Paso Electric Co.	498,938	7,030
	American States Water Co.	192,424	6,989
	Ormat Technologies Inc.	227,022	6,234
	UIL Holdings Corp.	267,816	5,978
	Empire District Electric Co.	377,499	5,451

	SJW Corp.			153,492	3,903
*	Synthesis Energy Systems, Inc.			354,839	234
					435,151
Total Common Stocks (Cost $14,382,524)					9,218,563
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (3.1%)[1]
Money Market Fund (3.0%)
[2,3]	Vanguard Market Liquidity Fund	0.440%	281,894,126		281,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Federal Home Loan Mortgage Corp.	0.320%	5/26/09	3,000	2,999
[4,5]	Federal National Mortgage Assn.	0.371%	8/3/09	5,000	4,995
					7,994
Total Temporary Cash Investments (Cost $289,888)					289,888

Total Investments (102.5%) (Cost $14,672,412)	9,508,451
Other Assets and Liabilities-Net (-2.5%)[3]	(230,405)
Net Assets (100%)	9,278,046

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $211,431,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.6%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $229,239,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $7,994,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $14,672,412,000. Net unrealized depreciation of investment securities for tax purposes was $5,163,961,000, consisting of unrealized gains of $509,380,000 on securities that had risen in value since their purchase and $5,673,341,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	1,238	52,157	1,699

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	9,500,457	1,699
Level 2- Other significant observable inputs	7,994	-
Level 3- Significant unobservable inputs	-	-
Total	9,508,451	1,699

Vanguard Small-Cap Growth Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (14.9%)
*,^	Netflix.com, Inc.	303,244	13,015
*	LKQ Corp.	812,901	11,600
*	Aeropostale, Inc.	432,109	11,477
*	Big Lots Inc.	529,945	11,012
*	Corinthian Colleges, Inc.	553,016	10,756
*,^	Panera Bread Co.	189,081	10,570
	Gentex Corp.	902,519	8,989
*	Marvel Entertainment, Inc.	332,281	8,822
	John Wiley & Sons Class A	287,983	8,576
*	Jack in the Box Inc.	366,831	8,543
*	Dick's Sporting Goods, Inc.	553,889	7,904
*	Tractor Supply Co.	210,743	7,599
*	Sirius XM Radio Inc.	21,564,295	7,548
	Phillips-Van Heusen Corp.	332,562	7,543
	Aaron Rents, Inc.	277,478	7,398
*	The Warnaco Group, Inc.	301,308	7,231
*	Career Education Corp.	289,871	6,945
*	WMS Industries, Inc.	323,309	6,760
*	Chipotle Mexican Grill, Inc. Class B	113,654	6,514
	Hillenbrand Inc.	401,273	6,424
*	Brink's Home Security Holdings, Inc.	280,948	6,349
*,^	Chipotle Mexican Grill, Inc.	94,105	6,247
*	Chico's FAS, Inc.	1,140,443	6,124
*	Coinstar, Inc.	182,514	5,979
*	Bally Technologies Inc.	318,735	5,871
*	Hanesbrands Inc.	604,023	5,780
	Matthews International Corp.	197,572	5,692
*	Scientific Games Corp.	450,068	5,450
*	Fossil, Inc.	301,309	4,731
*	American Public Education, Inc.	110,241	4,637
	Polaris Industries, Inc.	209,331	4,488
*	Capella Education Co.	80,817	4,283
*	Deckers Outdoor Corp.	80,282	4,258
*,^	J. Crew Group, Inc.	322,748	4,254
*	The Cheesecake Factory Inc.	366,552	4,197
	Pool Corp.	309,756	4,151
*	Liberty Media Corp.-Capital Series A	592,008	4,132
*	The Gymboree Corp.	187,486	4,003
*	CEC Entertainment Inc.	146,705	3,797
*	Buffalo Wild Wings Inc.	103,741	3,795
*	Lions Gate Entertainment Corp.	747,838	3,777

*	Sonic Corp.	371,070	3,718
	Thor Industries, Inc.	232,930	3,638
*,^	Morningstar, Inc.	105,846	3,615
	National CineMedia Inc.	271,828	3,583
*	Hibbett Sports Inc.	184,128	3,539
*	The Children's Place Retail Stores, Inc.	161,616	3,538
*	P.F. Chang's China Bistro, Inc.	153,798	3,519
*,^	Vail Resorts Inc.	166,848	3,409
*	Papa John's International, Inc.	144,415	3,303
*,^	Jos. A. Bank Clothiers, Inc.	117,552	3,269
*	DreamWorks Animation SKG, Inc.	150,385	3,254
*	Texas Roadhouse, Inc.	335,219	3,195
*,^	Under Armour, Inc.	189,896	3,120
*	Sally Beauty Co. Inc.	529,033	3,005
*	Iconix Brand Group Inc.	338,977	3,000
*,^	Life Time Fitness, Inc.	218,108	2,739
	MDC Holdings, Inc.	84,140	2,620
	CKE Restaurants Inc.	305,206	2,564
	Arbitron Inc.	170,548	2,560
*,^	Blue Nile Inc.	84,308	2,542
*	PetMed Express, Inc.	151,861	2,503
*	Steiner Leisure Ltd.	95,522	2,332
*	Ascent Media Corp.	86,420	2,160
*	Citi Trends Inc.	92,475	2,117
*,^	Lululemon Athletica, Inc.	242,470	2,100
*	Meritage Corp.	178,188	2,035
	Choice Hotels International, Inc.	78,239	2,020
*	California Pizza Kitchen, Inc.	147,677	1,932
*	AnnTaylor Stores Corp.	368,349	1,915
*	99 Cents Only Stores	205,877	1,902
*	Peet's Coffee & Tea Inc.	87,405	1,890
*	The Wet Seal, Inc. Class A	557,245	1,872
	Men's Wearhouse, Inc.	111,076	1,682
	NutriSystem, Inc.	117,767	1,681
*	Red Robin Gourmet Burgers, Inc.	95,080	1,676
*	True Religion Apparel, Inc.	141,834	1,675
*	Universal Technical Institute Inc.	137,468	1,650
*	Pre-Paid Legal Services, Inc.	56,336	1,635
*	Universal Electronics, Inc.	90,145	1,632
	Ryland Group, Inc.	96,347	1,605
*	Smith & Wesson Holding Corp.	258,632	1,557
*	BJ's Restaurants Inc.	111,913	1,557
*	hhgregg, Inc.	104,245	1,475
*	Gaylord Entertainment Co.	171,975	1,433
*	The Dress Barn, Inc.	109,144	1,341
*	Live Nation, Inc.	478,680	1,278
*	Lincoln Educational Services	68,316	1,252
*	Dolan Media Co.	154,699	1,217

*	Zumiez Inc.	124,175	1,204
*	CKX, Inc.	283,855	1,164
*	Core-Mark Holding Co., Inc.	62,532	1,139
*	Fuel Systems Solutions, Inc.	81,352	1,097
*	Drew Industries, Inc.	124,440	1,080
*	Denny's Corp.	617,487	1,031
*	Coldwater Creek Inc.	410,480	1,030
*	Shuffle Master, Inc.	358,181	1,028
*	Mediacom Communications Corp.	253,907	1,023
*	Volcom, Inc.	101,998	989
*	Ulta Salon, Cosmetics & Fragrance, Inc.	149,069	987
*	Shutterfly, Inc.	104,987	984
*,^	Raser Technologies, Inc.	229,098	960
*	Stamps.com Inc.	98,597	956
*	Ticketmaster Entertainment Inc.	258,655	954
*	Pinnacle Entertainment, Inc.	135,430	953
*	Overstock.com, Inc.	102,527	938
*,^	K12 Inc.	65,093	905
*	RCN Corp.	241,081	892
*	Lumber Liquidators, Inc.	69,421	885
	Ambassadors Group, Inc.	104,569	849
*	Knology, Inc.	195,109	804
*,^	iRobot Corp.	103,726	788
*	AFC Enterprises, Inc.	162,975	735
	Systemax Inc.	47,268	611
*,^	American Apparel, Inc.	205,130	599
*	Skechers U.S.A., Inc.	75,478	503
*	Interval Leisure Group, Inc.	88,777	471
	Fisher Communications, Inc.	47,876	467
*	Steak n Shake Co.	58,226	441
*	Martha Stewart Living Omnimedia, Inc.	164,122	409
*	Zale Corp.	204,832	399
	Talbots Inc.	105,011	369
*	Charming Shoppes, Inc.	254,675	357
*	1-800-FLOWERS.COM, Inc.	170,751	353
*	Morgans Hotel Group	110,607	344
*	Gaiam, Inc.	100,860	331
*	Town Sports International Holdings, Inc.	110,150	329
*	Monarch Casino & Resort, Inc.	61,782	319
*	Crocs, Inc.	255,171	304
*	Krispy Kreme Doughnuts, Inc.	184,149	295
*	DSW Inc. Class A	30,985	288
*	Retail Ventures, Inc.	188,980	287
	M/I Homes, Inc.	40,976	286
*	Champion Enterprises, Inc.	502,268	241
*	Unifi, Inc.	321,714	206
*	Isle of Capri Casinos, Inc.	38,018	201
*	Crown Media Holdings, Inc.	96,855	198

*	Leapfrog Enterprises, Inc.	110,024	152
*	MTR Gaming Group Inc.	147,372	133
*	RHI Entertainment, Inc.	86,648	132
*	Borders Group, Inc.	130,614	82
*	Entravision Communications Corp.	163,313	42
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	2,546	—
			422,599
Consumer Staples (3.2%)
	Alberto-Culver Co.	569,689	12,881
	Casey's General Stores, Inc.	311,713	8,310
*	BJ's Wholesale Club, Inc.	249,337	7,976
	Herbalife Ltd.	412,380	6,177
*	Chattem, Inc.	103,892	5,823
*,^	Green Mountain Coffee Roasters, Inc.	109,573	5,260
*	NBTY, Inc.	358,213	5,044
*	United Natural Foods, Inc.	263,352	4,996
	Flowers Foods, Inc.	188,864	4,435
*	Central European Distribution Corp.	275,087	2,960
	Diamond Foods, Inc.	98,561	2,753
*	Smart Balance Inc.	384,794	2,324
	Spartan Stores, Inc.	142,433	2,195
*	Winn-Dixie Stores, Inc.	227,551	2,175
*	TreeHouse Foods Inc.	71,162	2,049
	Tootsie Roll Industries, Inc.	92,459	2,008
*	Darling International, Inc.	528,981	1,963
*	American Oriental Bioengineering, Inc.	403,442	1,557
*	Bare Escentuals, Inc.	354,966	1,455
*	Boston Beer Co., Inc. Class A	61,892	1,291
	Lance, Inc.	56,940	1,186
*	The Great Atlantic & Pacific Tea Co., Inc.	223,154	1,185
*,^	USANA Health Sciences, Inc.	39,878	892
	Coca-Cola Bottling Co.	16,753	872
*	Alliance One International, Inc.	190,413	731
	PriceSmart, Inc.	38,445	692
	Cal-Maine Foods, Inc.	26,671	597
	Inter Parfums, Inc.	99,054	578
*	National Beverage Corp.	29,902	274
*	Revlon, Inc.	69,539	172
			90,811
Energy (5.9%)
*	Oceaneering International, Inc.	352,023	12,979
*	Dresser Rand Group, Inc.	529,508	11,702
*	EXCO Resources, Inc.	1,158,377	11,584
	Core Laboratories N.V.	141,467	10,350
*	Concho Resources, Inc.	355,744	9,104
*	Comstock Resources, Inc.	297,317	8,860
*	Atwood Oceanics, Inc.	372,331	6,177
*	Arena Resources, Inc.	234,219	5,968

*	Bill Barrett Corp.	262,513	5,838
*	Dril-Quip, Inc.	189,102	5,805
	St. Mary Land & Exploration Co.	401,834	5,316
*	Superior Energy Services, Inc.	325,613	4,197
*	Contango Oil & Gas Co.	91,828	3,600
*	SEACOR Holdings Inc.	61,234	3,571
*	Goodrich Petroleum Corp.	169,765	3,287
	Penn Virginia Corp.	270,504	2,970
	World Fuel Services Corp.	89,873	2,843
	Foundation Coal Holdings, Inc.	187,253	2,687
	CARBO Ceramics Inc.	87,402	2,486
*	NATCO Group Inc.	124,104	2,349
*	Unit Corp.	106,893	2,236
*	James River Coal Co.	176,825	2,182
*	Cal Dive International, Inc.	303,153	2,052
	Holly Corp.	95,317	2,021
	Atlas America, Inc.	227,687	1,992
*	Patriot Coal Corp.	500,394	1,856
*	McMoRan Exploration Co.	387,134	1,820
	Lufkin Industries, Inc.	47,865	1,813
*	Tesco Corp.	206,199	1,612
*	Carrizo Oil & Gas, Inc.	178,301	1,583
*	Hornbeck Offshore Services, Inc.	97,550	1,487
	RPC Inc.	221,207	1,467
*	Newpark Resources, Inc.	569,803	1,442
*	Matrix Service Co.	168,074	1,382
*,^	BPZ Energy, Inc.	355,399	1,315
*	Global Industries Ltd.	307,805	1,182
*	Key Energy Services, Inc.	394,129	1,135
*	Gulfmark Offshore, Inc.	45,656	1,089
	Alon USA Energy, Inc.	75,627	1,036
*	TETRA Technologies, Inc.	313,576	1,019
*	CVR Energy, Inc.	166,998	925
*	T-3 Energy Services, Inc.	76,593	902
*	ION Geophysical Corp.	577,162	900
	Berry Petroleum Class A	81,883	897
*,^	Clean Energy Fuels Corp.	145,898	889
*,^	International Coal Group, Inc.	545,007	877
*	PHI Inc. Non-Voting Shares	80,174	800
	APCO Argentina Inc.	66,371	731
*	GMX Resources Inc.	109,593	712
*	ATP Oil & Gas Corp.	120,707	619
*	Rentech, Inc.	1,019,320	561
*,^	Delta Petroleum Corp.	432,269	519
*	Approach Resources Inc.	79,499	493
*	Superior Well Services, Inc.	91,358	469
*	Rex Energy Corp.	153,555	441
*	Veneco Inc.	131,899	433

	W&T Offshore, Inc.	69,198	426
*	OYO Geospace Corp.	30,642	400
*	PetroQuest Energy, Inc.	138,841	333
*,^	SulphCo, Inc.	284,282	304
*	Dawson Geophysical Co.	16,968	229
	Gulf Island Fabrication, Inc.	27,775	223
*	Warren Resources Inc.	175,920	169
*	Gulfport Energy Corp.	61,340	142
*	GeoGlobal Resources Inc.	126,906	91
			166,879
Financials (7.5%)
*	Affiliated Managers Group, Inc.	265,428	11,071
	Digital Realty Trust, Inc. REIT	291,178	9,661
	Greenhill & Co., Inc.	113,154	8,356
*	MSCI, Inc.-Class A Shares	467,487	7,905
*	Investment Technology Group, Inc.	279,250	7,126
*	Signature Bank	227,359	6,418
*	Stifel Financial Corp.	140,925	6,104
	R.L.I. Corp.	117,683	5,908
	Taubman Co. REIT	342,581	5,838
	Tower Group, Inc.	236,178	5,817
	Equity Lifestyle Properties, Inc. REIT	152,643	5,816
*	Interactive Brokers Group, Inc.	263,143	4,245
*	SVB Financial Group	211,944	4,241
*	Navigators Group, Inc.	86,784	4,095
	UMB Financial Corp.	92,610	3,935
*	KBW Inc.	193,184	3,931
	First Citizens BancShares Class A	28,271	3,726
*	PICO Holdings, Inc.	109,573	3,295
	Tanger Factory Outlet Centers, Inc. REIT	102,365	3,159
*	thinkorswim Group, Inc.	365,239	3,156
	optionsXpress Holdings Inc.	271,195	3,084
	Glacier Bancorp, Inc.	193,459	3,039
*	Argo Group International Holdings	99,435	2,996
	Westamerica Bancorporation	65,371	2,978
	Cash America International Inc.	187,532	2,937
*	Enstar Group Ltd.	51,552	2,903
*,^	AmeriCredit Corp.	488,388	2,862
*	Riskmetrics Group Inc.	198,052	2,830
	PrivateBancorp, Inc.	195,411	2,826
	International Bancshares Corp.	354,526	2,765
*	Investors Bancorp, Inc.	317,263	2,687
*,^	Portfolio Recovery Associates, Inc.	98,537	2,645
*	EZCORP, Inc.	223,766	2,589
	NewAlliance Bancshares, Inc.	217,966	2,559
*	First Cash Financial Services, Inc.	170,055	2,537
	Hancock Holding Co.	76,788	2,402
*	Pinnacle Financial Partners, Inc.	99,427	2,357

	Alexander's, Inc. REIT	13,116	2,235
*	eHealth, Inc.	137,799	2,206
*	Texas Capital Bancshares, Inc.	189,452	2,133
*	Beneficial Mutual Bancorp, Inc.	212,870	2,097
*	Greenlight Capital Re. Ltd.	126,054	2,013
*	Citizens, Inc.	255,072	1,854
*	Forestar Real Estate Group, Inc.	230,004	1,760
	First Financial Bankshares, Inc.	35,347	1,703
*	Tejon Ranch Co.	82,195	1,699
	Home Bancshares Inc.	83,163	1,661
*	World Acceptance Corp.	94,179	1,611
	Suffolk Bancorp	61,760	1,605
	Danvers Bancorp, Inc.	114,938	1,587
*,^	Credit Acceptance Corp.	69,257	1,488
*	Dollar Financial Corp.	154,518	1,471
*	MarketAxess Holdings, Inc.	190,167	1,453
	Westwood Holdings Group, Inc.	33,753	1,319
*	LaBranche & Co. Inc.	349,744	1,308
	SWS Group, Inc.	84,150	1,307
*	TradeStation Group, Inc.	194,845	1,286
	PS Business Parks, Inc. REIT	34,668	1,278
*	Oritani Financial Corp.	86,336	1,209
	First Financial Corp. (IN)	31,888	1,177
*	Hilltop Holdings Inc.	102,025	1,163
^	Freddie Mac	1,466,220	1,114
	Forest City Enterprise Class A	269,919	972
	Bank of the Ozarks, Inc.	40,737	940
	ViewPoint Financial Group	72,355	870
^	Life Partners Holdings	48,047	820
	Saul Centers, Inc. REIT	32,268	741
	Consolidated-Tomoka Land Co.	22,876	679
	S.Y. Bancorp, Inc.	25,949	631
	Amtrust Financial Services Inc.	60,962	582
	Gamco Investors Inc. Class A	17,803	581
*	Meridian Interstate Bancorp, Inc.	66,766	562
	DuPont Fabros Technology Inc. REIT	80,074	551
	Roma Financial Corp.	38,915	504
	BancFirst Corp.	13,825	503
*	Crawford & Co. Class B	71,041	477
	BankFinancial Corp.	44,572	444
*	Crawford & Co.	85,523	356
	Heartland Financial USA, Inc.	25,845	350
*	Asset Acceptance Capital Corp.	64,238	341
*	FBR Capital Markets Corp.	102,543	337
*	FCStone Group, Inc.	81,023	185
*	Cardtronics Inc.	93,099	165
*	Waterstone Financial, Inc.	60,054	123
	Seacoast Banking Corp. of Florida	32,331	98

	Newcastle Investment Corp. REIT	114,319	74
*	Teton Advisors Inc. Class B	264	1
			212,423
Health Care (19.2%)
*	Gen-Probe Inc.	351,369	16,015
*	OSI Pharmaceuticals, Inc.	372,498	14,252
*	IDEXX Laboratories, Inc.	384,850	13,308
*	VCA Antech, Inc.	546,791	12,330
*	Immucor Inc.	455,490	11,456
*	Onyx Pharmaceuticals, Inc.	364,548	10,408
*	United Therapeutics Corp.	150,119	9,921
*	Isis Pharmaceuticals, Inc.	626,766	9,408
*,^	Valeant Pharmaceuticals International	526,628	9,369
*	Thoratec Corp.	362,307	9,308
*	Masimo Corp.	313,138	9,075
*	Haemonetics Corp.	163,500	9,006
	STERIS Corp.	380,469	8,857
*	Bio-Rad Laboratories, Inc. Class A	121,678	8,019
*	BioMarin Pharmaceutical Inc.	644,952	7,965
*	CV Therapeutics, Inc.	396,311	7,879
*	Alkermes, Inc.	613,368	7,440
*	Nuvasive, Inc.	233,564	7,329
*	Auxilium Pharmaceuticals, Inc.	259,407	7,191
	West Pharmaceutical Services, Inc.	211,407	6,936
*	HLTH Corp.	625,484	6,474
*	Magellan Health Services, Inc.	169,923	6,192
*	Cubist Pharmaceuticals, Inc.	368,169	6,023
*	Psychiatric Solutions, Inc.	361,363	5,684
*	MEDNAX, Inc.	191,717	5,650
	Chemed Corp.	144,596	5,625
*	PSS World Medical, Inc.	390,968	5,610
*	Regeneron Pharmaceuticals, Inc.	400,052	5,545
*	Dionex Corp.	116,087	5,485
	PDL BioPharma Inc.	772,170	5,467
*	American Medical Systems Holdings, Inc.	473,557	5,280
*,^	Theravance, Inc.	305,042	5,186
*	HMS Holdings Corp.	154,426	5,081
*	HealthSouth Corp.	568,782	5,051
*,^	Amedisys Inc.	174,471	4,796
	Meridian Bioscience Inc.	260,484	4,720
*	Luminex Corp.	254,590	4,613
*	Acorda Therapeutics Inc.	231,555	4,587
	Medicis Pharmaceutical Corp.	366,480	4,533
*	Inverness Medical Innovations, Inc.	167,889	4,471
*	Catalyst Health Solutions, Inc.	225,009	4,460
*	Varian, Inc.	187,141	4,443
*	Seattle Genetics, Inc.	442,090	4,359
*,^	Alnylam Pharmaceuticals Inc.	214,110	4,077

*	Medarex, Inc.	787,740	4,041
*	Volcano Corp.	277,451	4,037
*	Celera Corp.	520,067	3,968
	Martek Biosciences Corp.	214,030	3,906
	Allscripts Healthcare Solutions, Inc.	377,121	3,881
*,^	InterMune Inc.	235,274	3,868
*	The Medicines Co.	337,786	3,662
*	Tenet Healthcare Corp.	3,083,060	3,576
*	PAREXEL International Corp.	357,272	3,476
*	Cougar Biotechnology Inc.	107,205	3,452
*,^	Sequenom, Inc.	242,082	3,442
*	Phase Forward Inc.	263,321	3,368
*	Integra LifeSciences Holdings	134,007	3,314
*	PharMerica Corp.	196,892	3,276
*	Eclipsys Corp.	317,885	3,223
*	Nektar Therapeutics	597,345	3,220
*	Wright Medical Group, Inc.	245,519	3,199
*	Exelixis, Inc.	682,313	3,139
*	Salix Pharmaceuticals, Ltd.	310,777	2,952
*	Align Technology, Inc.	368,206	2,920
*	Xenoport Inc.	146,926	2,844
*	AthenaHealth Inc.	117,705	2,838
*	MedAssets, Inc.	191,590	2,730
*	Gentiva Health Services, Inc.	177,088	2,692
*	ICU Medical, Inc.	83,645	2,687
*	ev3 Inc.	376,534	2,673
*	ViroPharma Inc.	508,537	2,670
*	Hanger Orthopedic Group, Inc.	199,147	2,639
*	Cepheid, Inc.	372,700	2,572
*,^	Geron Corp.	557,510	2,492
*	Halozyme Therapeutics Inc.	447,347	2,442
*	Abaxis, Inc.	141,490	2,439
*	Cyberonics, Inc.	176,515	2,342
*	Conceptus, Inc.	196,134	2,305
*	Bruker BioSciences Corp.	370,589	2,283
*	Genomic Health, Inc.	91,501	2,231
*	LHC Group Inc.	100,108	2,230
*	Sun Healthcare Group Inc.	253,327	2,138
*	Momenta Pharmaceuticals, Inc.	192,683	2,121
*	Merit Medical Systems, Inc.	172,343	2,104
*	AMAG Pharmaceuticals, Inc.	54,826	2,016
*	MWI Veterinary Supply Inc.	70,466	2,007
*	WellCare Health Plans Inc.	175,302	1,972
*	SonoSite, Inc.	109,910	1,965
*,^	Medivation Inc.	107,558	1,965
*	Neogen Corp.	89,541	1,955
*	Zoll Medical Corp.	136,110	1,955
*	Healthways, Inc.	217,437	1,907

*	VNUS Medical Technologies, Inc.	88,066	1,873
*	Questcor Pharmaceuticals, Inc.	377,000	1,855
*	Vivus, Inc.	425,958	1,840
*	Allos Therapeutics Inc.	294,803	1,822
*,^	SurModics, Inc.	99,336	1,813
*	Kendle International Inc.	86,339	1,810
*	Sirona Dental Systems Inc.	124,097	1,777
*	Quidel Corp.	189,539	1,748
*	Cypress Bioscience, Inc.	244,789	1,740
*,^	Dendreon Corp.	407,179	1,710
	National Healthcare Corp.	42,024	1,687
*	AngioDynamics, Inc.	149,188	1,677
*	Genoptix, Inc.	58,843	1,605
*	Bio-Reference Laboratories, Inc.	75,588	1,581
*	Omnicell, Inc.	201,721	1,577
*	IPC The Hospitalist Co.	82,879	1,577
*	Noven Pharmaceuticals, Inc.	160,376	1,520
*	Facet Biotech Corp.	154,605	1,469
*	Symmetry Medical Inc.	230,975	1,457
*	Natus Medical Inc.	171,263	1,457
*	Kensey Nash Corp.	67,406	1,434
*	eResearch Technology, Inc.	262,339	1,380
*	IRIS International, Inc.	119,218	1,375
*,^	MannKind Corp.	394,423	1,373
*	Ligand Pharmaceuticals Inc. Class B	449,186	1,339
*	Accuray Inc.	264,412	1,330
*	Incyte Corp.	563,844	1,319
*	NPS Pharmaceuticals Inc.	305,511	1,283
*	Air Methods Corp.	70,705	1,196
*	Emergent BioSolutions Inc.	87,078	1,176
*	Progenics Pharmaceuticals, Inc.	176,753	1,165
*	Pharmasset, Inc.	117,739	1,155
*	Alliance HealthCare Services Inc.	165,058	1,122
*	Affymax Inc.	69,255	1,116
*	AMN Healthcare Services, Inc.	210,841	1,075
	Landauer, Inc.	21,074	1,068
*	CorVel Corp.	52,176	1,055
*	Vital Images, Inc.	92,945	1,047
*	Durect Corp.	451,251	1,006
*	Pozen Inc.	162,884	997
*	RTI Biologics, Inc.	348,657	994
*,^	GTx, Inc.	93,624	991
*	ABIOMED, Inc.	200,619	983
*	Pain Therapeutics, Inc.	230,434	968
*,^	Sangamo BioSciences, Inc.	225,665	955
*	Rigel Pharmaceuticals, Inc.	152,892	939
*	Arena Pharmaceuticals, Inc.	310,298	934
*	Albany Molecular Research, Inc.	99,031	934

*	Assisted Living Concepts Inc.	68,383	927
*,^	Osiris Therapeutics, Inc.	66,730	921
*	CryoLife Inc.	172,710	895
*	Neurocrine Biosciences, Inc.	248,594	882
*	inVentiv Health, Inc.	107,166	874
*	Savient Pharmaceuticals Inc.	174,898	866
*	Cadence Pharmaceuticals, Inc.	88,544	831
	Ensign Group Inc.	52,933	818
*	Palomar Medical Technologies, Inc.	111,168	807
*	Array BioPharma Inc.	291,233	769
*	Almost Family Inc.	39,392	752
*	OraSure Technologies, Inc.	295,045	746
*,^	Stereotaxis Inc.	181,269	723
*	Odyssey Healthcare, Inc.	73,995	718
*	Human Genome Sciences, Inc.	833,691	692
*	Zymogenetics, Inc.	173,020	690
*	Emergency Medical Services LP Class A	20,330	638
*	TomoTherapy, Inc.	228,125	605
*	Emeritus Corp.	90,286	592
*	Enzo Biochem, Inc.	140,622	565
*	Lexicon Pharmaceuticals Inc.	486,610	530
*	Affymetrix, Inc.	158,576	519
*	MedCath Corp.	70,109	510
*	Insulet Corp.	116,614	478
*,^	Amicus Therapeutics, Inc.	51,261	468
*	XOMA Ltd.	874,016	463
*,^	Hansen Medical Inc.	112,956	454
*,^	Clinical Data, Inc.	40,088	433
*	Chindex International, Inc.	78,209	389
*	Cynosure Inc.	63,110	384
*	Opko Health, Inc.	381,933	374
*,^	Virtual Radiologic Corp.	45,812	320
*	K-V Pharmaceutical Co. Class A	191,443	316
*	Senomyx, Inc.	196,181	312
*	Life Sciences Research, Inc.	43,076	309
*	Akorn, Inc.	346,427	298
*	Idenix Pharmaceuticals Inc.	93,737	289
*	Orexigen Therapeutics Inc.	110,008	287
*	Caraco Pharmaceutical Laboratories, Ltd.	67,306	237
*	Sunrise Senior Living, Inc.	298,198	203
*	Sucampo Pharmaceuticals Inc.	29,589	181
*	MAP Pharmaceuticals Inc.	59,442	125
*	K-V Pharmaceutical Co. Class B	26,991	70
			542,582
Industrials (16.4%)
*	Waste Connections, Inc.	515,091	13,238
	IDEX Corp.	533,980	11,678
	Landstar System, Inc.	338,615	11,333

*	Corrections Corp. of America	812,179	10,404
*	Thomas & Betts Corp.	361,221	9,038
	MSC Industrial Direct Co., Inc. Class A	283,396	8,805
*	Kirby Corp.	328,141	8,742
*	TransDigm Group, Inc.	251,554	8,261
*	Tetra Tech, Inc.	386,914	7,885
	CLARCOR Inc.	311,685	7,851
	Wabtec Corp.	297,617	7,851
*	Gardner Denver Inc.	334,278	7,267
	UTI Worldwide, Inc.	580,212	6,934
	Watson Wyatt & Co. Holdings	137,511	6,789
*	Clean Harbors Inc.	137,985	6,623
	Graco, Inc.	384,518	6,564
*	ESCO Technologies Inc.	168,252	6,511
*	Continental Airlines, Inc. Class B	714,413	6,294
	Heartland Express, Inc.	403,839	5,981
	Acuity Brands, Inc.	264,681	5,966
	Valmont Industries, Inc.	118,282	5,939
*	Teledyne Technologies, Inc.	220,173	5,874
	Knight Transportation, Inc.	380,180	5,764
	Nordson Corp.	198,392	5,640
	The Toro Co.	229,458	5,548
*	Huron Consulting Group Inc.	127,944	5,429
	Rollins, Inc.	293,292	5,030
*	JetBlue Airways Corp.	1,313,758	4,795
*,^	American Superconductor Corp.	265,645	4,598
*	Orbital Sciences Corp.	380,011	4,518
	Woodward Governor Co.	394,232	4,408
*	Genesee & Wyoming Inc. Class A	207,088	4,401
*	Geo Group Inc.	330,212	4,375
*	Old Dominion Freight Line, Inc.	180,723	4,245
*	Resources Connection, Inc.	277,845	4,190
	Applied Industrial Technology, Inc.	246,149	4,153
*	Navigant Consulting, Inc.	313,387	4,096
*	Hexcel Corp.	622,677	4,091
*	Hub Group, Inc.	238,978	4,063
	Healthcare Services Group, Inc.	264,052	3,953
	Mine Safety Appliances Co.	196,550	3,935
*,^	Energy Conversion Devices, Inc.	295,368	3,920
*	Esterline Technologies Corp.	191,528	3,867
*	Beacon Roofing Supply, Inc.	286,210	3,832
	Actuant Corp.	363,183	3,752
*	UAL Corp.	832,495	3,730
*	CoStar Group, Inc.	121,239	3,668
*	EMCOR Group, Inc.	211,536	3,632
*,^	Allegiant Travel Co.	78,891	3,586
*	Sykes Enterprises, Inc.	213,258	3,547
*,^	The Middleby Corp.	107,615	3,490

*	AirTran Holdings, Inc.	757,495	3,447
*	General Cable Corp.	171,429	3,398
	The Corporate Executive Board Co.	219,941	3,189
	American Science & Engineering, Inc.	56,726	3,165
	Administaff, Inc.	147,450	3,116
*	Astec Industries, Inc.	115,876	3,039
	Forward Air Corp.	187,088	3,036
	Robbins & Myers, Inc.	190,635	2,892
*	II-VI, Inc.	162,734	2,796
	The Brink's Co.	101,824	2,694
	Comfort Systems USA, Inc.	255,171	2,646
	Cubic Corp.	103,442	2,620
*	Mobile Mini, Inc.	225,386	2,596
*	Axsys Technologies, Inc.	61,354	2,579
	Seaboard Corp.	2,419	2,443
	Encore Wire Corp.	111,431	2,388
	Badger Meter, Inc.	81,107	2,343
	CIRCOR International, Inc.	103,732	2,336
*	Stanley Inc.	91,255	2,317
*	TrueBlue, Inc.	280,239	2,312
	McGrath RentCorp	145,338	2,291
*	Exponent, Inc.	88,368	2,238
*	GeoEye Inc.	112,357	2,219
*	DynCorp International Inc. Class A	165,820	2,210
	Raven Industries, Inc.	104,674	2,175
*	RBC Bearings Inc.	140,911	2,153
*	CBIZ Inc.	299,736	2,089
*,^	Evergreen Solar, Inc.	959,357	2,043
	Lindsay Manufacturing Co.	75,198	2,030
*	Layne Christensen Co.	124,539	2,001
*	Marten Transport, Ltd.	105,858	1,977
*	AZZ Inc.	74,469	1,965
*	BE Aerospace, Inc.	225,086	1,952
	HEICO Corp.	80,156	1,948
*	RSC Holdings Inc.	367,572	1,933
	Gorman-Rupp Co.	97,271	1,926
	Heidrick & Struggles International, Inc.	105,880	1,878
*	USG Corp.	240,326	1,829
*	Powell Industries, Inc.	51,481	1,818
*	Taser International Inc.	379,223	1,775
*	US Airways Group Inc.	699,140	1,769
*	The Advisory Board Co.	103,401	1,714
*,^	Aerovironment Inc.	81,162	1,696
*	GrafTech International Ltd.	269,318	1,659
*	L.B. Foster Co. Class A	66,338	1,647
	Simpson Manufacturing Co.	88,164	1,589
*	Kforce Inc.	225,454	1,585
	Werner Enterprises, Inc.	104,063	1,573

*	AAR Corp.	124,849	1,566
	AAON, Inc.	83,477	1,513
*,^	Ener1, Inc.	291,966	1,510
*	Cornell Cos., Inc.	90,773	1,486
	American Ecology Corp.	106,555	1,485
*	Energy Recovery Inc.	194,066	1,475
*	Dycom Industries, Inc.	253,774	1,469
*	ATC Technology Corp.	131,115	1,469
*	Chart Industries, Inc.	182,949	1,442
*	Alaska Air Group, Inc.	81,632	1,434
*	Korn/Ferry International	153,628	1,392
*	Team, Inc.	115,212	1,350
	Freightcar America Inc.	76,602	1,343
*,^	EnerNOC Inc.	91,404	1,329
*	CRA International Inc.	70,374	1,329
*,^	Fuel-Tech N.V.	124,267	1,300
	Herman Miller, Inc.	121,223	1,292
	Sun Hydraulics Corp.	80,419	1,175
*	Hawaiian Holdings, Inc.	299,031	1,115
*	Duff & Phelps Corp.	70,658	1,113
*	ICF International, Inc.	48,096	1,105
	Titan International, Inc.	211,520	1,064
*	Force Protection, Inc.	219,946	1,056
*	Ceradyne, Inc.	56,388	1,022
	Interface, Inc.	326,787	977
*	Amerco, Inc.	28,815	966
*,^	FuelCell Energy, Inc.	398,240	956
*	M&F Worldwide Corp.	80,885	947
*	Griffon Corp.	120,242	902
*	Standard Parking Corp.	54,691	897
*	Innerworkings, Inc.	203,268	868
	HEICO Corp. Class A	41,004	846
	Houston Wire & Cable Co.	108,087	838
*	American Reprographics Co.	235,332	833
*	American Commercial Lines Inc.	261,137	828
*	Atlas Air Worldwide Holdings, Inc.	45,614	791
*	Waste Services, Inc.	183,701	786
*	Blount International, Inc.	170,115	786
*	Titan Machinery, Inc.	85,325	767
	Dynamic Materials Corp.	82,116	752
	Genco Shipping and Trading Ltd.	60,305	744
*	Furmanite Corp.	234,925	731
*	3D Systems Corp.	108,113	713
*	Cenveo Inc.	215,928	702
*	Polypore International Inc.	157,445	633
*	GenCorp, Inc.	296,673	629
	Vicor Corp.	125,534	614
*	Northwest Pipe Co.	20,685	589

*	Pike Electric Corp.	59,133	547
*,^	Orion Energy Systems Inc.	110,199	486
*	Hill International Inc.	158,571	482
*,^	Valence Technology Inc.	193,834	413
*	Power-One, Inc.	426,409	375
	Ampco-Pittsburgh Corp.	27,561	365
*	Columbus McKinnon Corp.	40,967	357
	Universal Truckload Services, Inc.	20,399	293
	American Railcar Industries, Inc.	34,632	264
*	Fushi Copperweld, Inc.	39,287	189
*	Hudson Highland Group, Inc.	166,553	185
*	China Architectural Engineering Inc.	98,619	97
*,^	Metalico, Inc.	49,681	84
*	Builders FirstSource, Inc.	41,746	84
	Safe Bulkers, Inc.	24,140	76
			464,344
Information Technology (27.3%)
*	Sybase, Inc.	523,664	15,862
^	FactSet Research Systems Inc.	290,777	14,536
*	ANSYS, Inc.	550,602	13,820
*	Equinix, Inc.	217,184	12,195
*,^	Cree, Inc.	513,658	12,086
*	Macrovision Solutions Corp.	665,533	11,840
*	Metavante Technologies	579,973	11,576
	Broadridge Financial Solutions LLC	593,808	11,051
*	F5 Networks, Inc.	514,634	10,782
*	Solera Holdings, Inc.	426,279	10,563
*	Itron, Inc.	222,726	10,546
*	Varian Semiconductor Equipment Associates, Inc.	469,177	10,162
*	Atmel Corp.	2,749,546	9,981
*	MICROS Systems, Inc.	519,405	9,739
*	NeuStar, Inc. Class A	509,504	8,534
*	Brocade Communications Systems, Inc.	2,402,589	8,289
*	Polycom, Inc.	537,733	8,276
	Jack Henry & Associates Inc.	491,497	8,021
*	SINA.com	342,641	7,966
*	Zebra Technologies Corp. Class A	409,550	7,790
*	Perot Systems Corp.	585,661	7,543
*	VistaPrint Ltd.	273,664	7,523
*	Informatica Corp.	566,555	7,513
*	Silicon Laboratories Inc.	284,013	7,498
*	Parametric Technology Corp.	750,811	7,493
*	InterDigital, Inc.	279,272	7,211
*	Sohu.com Inc.	174,291	7,200
	National Instruments Corp.	383,802	7,158
*	Digital River, Inc.	239,701	7,148
*	TIBCO Software Inc.	1,160,541	6,812
*	ON Semiconductor Corp.	1,638,992	6,392

*	International Rectifier Corp.	470,928	6,362
*,^	Palm, Inc.	736,982	6,353
*	CyberSource Corp.	426,801	6,321
*	j2 Global Communications, Inc.	283,581	6,208
*	Anixter International Inc.	193,949	6,144
*	Blackboard Inc.	192,463	6,109
*	Microsemi Corp.	523,768	6,076
*	QLogic Corp.	537,310	5,975
	ADTRAN Inc.	362,014	5,868
*	ManTech International Corp.	138,594	5,807
*	Rambus Inc.	609,417	5,765
*	Atheros Communications, Inc.	389,940	5,717
*	Omniture, Inc.	424,127	5,594
*,^	Synaptics Inc.	207,378	5,549
*	FormFactor Inc.	301,203	5,428
*	Quest Software, Inc.	427,409	5,420
^	Quality Systems, Inc.	118,913	5,381
*	CommScope, Inc.	454,697	5,165
*	Concur Technologies, Inc.	268,144	5,146
*	ValueClick, Inc.	560,505	4,770
*	Gartner, Inc. Class A	425,493	4,685
*	EarthLink, Inc.	700,137	4,600
*	Wright Express Corp.	250,460	4,563
*	Riverbed Technology, Inc.	345,633	4,521
*	TiVo Inc.	631,646	4,447
*	Starent Networks Corp.	271,755	4,296
*	Cymer, Inc.	191,296	4,258
*	Tessera Technologies, Inc.	313,243	4,188
*,^	Advent Software, Inc.	121,860	4,059
*	EchoStar Corp.	270,591	4,013
*	SRA International, Inc.	271,916	3,997
*	Harmonic, Inc.	613,892	3,990
*	Comtech Telecommunications Corp.	159,740	3,957
*	ViaSat, Inc.	179,354	3,734
*	Cabot Microelectronics Corp.	150,131	3,608
*	Euronet Worldwide, Inc.	276,232	3,608
*	Neutral Tandem, Inc.	146,008	3,593
*	Infinera Corp.	485,024	3,589
*	EPIQ Systems, Inc.	195,215	3,520
*	Plexus Corp.	254,092	3,512
*	Semtech Corp.	259,397	3,463
*	Mercadolibre Inc.	186,142	3,453
*	Sycamore Networks, Inc.	1,283,964	3,428
*	Hittite Microwave Corp.	108,217	3,376
*	SPSS, Inc.	117,260	3,334
*	Novell, Inc.	780,850	3,326
*	Intermec, Inc.	319,444	3,322
	Syntel, Inc.	160,950	3,312

*	AsiaInfo Holdings, Inc.	194,151	3,271
*	Tyler Technologies, Inc.	223,060	3,263
	Blackbaud, Inc.	279,697	3,247
	Cognex Corp.	242,852	3,242
*	CSG Systems International, Inc.	226,141	3,229
*	ATMI, Inc.	207,805	3,206
*	DealerTrack Holdings Inc.	244,505	3,203
*	PMC Sierra Inc.	500,616	3,194
*	ScanSource, Inc.	170,723	3,172
*	Teradyne, Inc.	711,394	3,116
*	Netlogic Microsystems Inc.	112,922	3,103
*	Verigy Ltd.	373,683	3,083
*	Blue Coat Systems, Inc.	251,736	3,023
*	Rofin-Sinar Technologies Inc.	186,376	3,004
*	Ciena Corp.	379,328	2,951
*	Sapient Corp.	656,055	2,933
*	Arris Group Inc.	396,943	2,925
*,^	Data Domain, Inc.	232,125	2,918
*	Wind River Systems Inc.	453,427	2,902
*	Monolithic Power Systems	185,408	2,874
*	Genpact, Ltd.	315,533	2,796
*	Commvault Systems, Inc.	254,121	2,788
*	Sonus Networks, Inc.	1,759,836	2,763
*	TeleTech Holdings, Inc.	253,214	2,758
*	ACI Worldwide, Inc.	146,709	2,751
*	NETGEAR, Inc.	227,909	2,746
*	DTS Inc.	113,647	2,734
*	The Ultimate Software Group, Inc.	158,064	2,728
*	Coherent, Inc.	157,288	2,713
*	L-1 Identity Solutions Inc.	528,947	2,703
*	Manhattan Associates, Inc.	155,398	2,691
*	Standard Microsystem Corp.	143,560	2,670
*	Net 1 UEPS Technologies, Inc.	171,706	2,612
*	Ariba, Inc.	281,150	2,454
*	FEI Co.	156,012	2,407
	Micrel, Inc.	333,227	2,346
*	TriQuint Semiconductor, Inc.	942,872	2,329
*	Websense, Inc.	189,273	2,271
*	Cogent Inc.	188,462	2,243
*	Progress Software Corp.	128,511	2,231
*	OmniVision Technologies, Inc.	331,348	2,227
	Fair Isaac, Inc.	156,493	2,202
*	Rogers Corp.	116,590	2,201
*	Telecommunication Systems, Inc.	238,921	2,191
	Park Electrochemical Corp.	125,673	2,172
*	Forrester Research, Inc.	104,771	2,154
*	Art Technology Group, Inc.	837,453	2,136
*,^	Bankrate, Inc.	85,011	2,121

*	Sigma Designs, Inc.	170,362	2,119
*	MicroStrategy Inc.	58,823	2,011
*	DG FastChannel Inc.	102,706	1,928
*,^	Universal Display Corp.	209,852	1,924
*	Brooks Automation, Inc.	410,257	1,891
*	Taleo Corp. Class A	155,899	1,843
*	Cavium Networks, Inc.	158,362	1,827
*	GSI Commerce, Inc.	138,410	1,813
*	Ultratech, Inc.	144,165	1,801
*	S1 Corp.	346,412	1,784
*	Tekelec	134,710	1,782
*	Supertex, Inc.	74,860	1,729
*	EMS Technologies, Inc.	98,212	1,715
*	Netezza Corp.	248,740	1,691
*	Actel Corp.	166,692	1,687
*	MSC Software Corp.	293,017	1,653
*	Advanced Energy Industries, Inc.	216,558	1,631
*	Synchronoss Technologies, Inc.	129,138	1,583
*	JDS Uniphase Corp.	486,069	1,580
*	OSI Systems Inc.	103,414	1,578
*	Vocus, Inc.	116,441	1,548
*	SonicWALL, Inc.	346,596	1,546
*	ArcSight, Inc.	120,760	1,542
*	The Knot, Inc.	187,376	1,536
	Cass Information Systems, Inc.	47,273	1,533
*	SuccessFactors Inc.	198,810	1,517
*	SAVVIS, Inc.	242,193	1,499
*	VeriFone Holdings, Inc.	218,242	1,484
	Daktronics, Inc.	222,621	1,458
*	Cirrus Logic, Inc.	377,583	1,420
*	RealNetworks, Inc.	609,318	1,420
*	FARO Technologies, Inc.	102,215	1,374
	NIC Inc.	262,953	1,367
*	ComScore Inc.	112,563	1,361
*	Move, Inc.	937,622	1,360
*	Epicor Software Corp.	347,446	1,324
*	Veeco Instruments, Inc.	198,008	1,321
*	STEC Inc.	178,373	1,315
*	THQ Inc.	432,173	1,314
*	Ixia	245,845	1,271
*	WebMD Health Corp. Class A	55,805	1,244
*	Global Cash Access, Inc.	320,886	1,226
*	IPG Photonics Corp.	144,543	1,217
*	NCI, Inc.	44,776	1,164
*	3PAR, Inc.	176,877	1,162
*	Silicon Image, Inc.	477,749	1,147
	Pegasystems Inc.	60,510	1,124
	MTS Systems Corp.	49,110	1,117

*	VASCO Data Security International, Inc.	192,244	1,109
*	Aruba Networks, Inc.	352,656	1,107
*,^	NetSuite Inc.	98,161	1,105
*	Novatel Wireless, Inc.	196,333	1,103
*	NetScout Systems, Inc.	152,399	1,091
*	Multi-Fineline Electronix, Inc.	64,366	1,084
*	Acme Packet, Inc.	178,146	1,081
*	Finisar Corp.	2,445,046	1,076
*	Switch and Data Inc.	122,212	1,072
*	TTM Technologies, Inc.	179,178	1,039
*	Stratasys, Inc.	124,457	1,029
	Cohu, Inc.	142,604	1,027
*	Lattice Semiconductor Corp.	743,009	1,025
*	Vignette Corp.	152,786	1,021
*	Constant Contact, Inc.	72,582	1,015
*	LoopNet, Inc.	166,403	1,012
*	Advanced Analogic Technologies, Inc.	280,210	1,009
*	Internet Capital Group Inc.	246,611	994
*	RightNow Technologies Inc.	129,462	980
*	Compellent Technologies, Inc.	89,122	967
	Heartland Payment Systems, Inc.	145,190	960
*	Newport Corp.	208,689	922
*	Symyx Technologies, Inc.	206,810	920
*	Silicon Storage Technology, Inc.	556,474	918
*	Kulicke & Soffa Industries, Inc.	346,249	907
*	DivX, Inc.	177,133	891
*	Integral Systems, Inc.	99,250	854
*	Internet Brands Inc.	145,359	853
*	Airvana, Inc.	145,109	849
*	Extreme Networks, Inc.	540,474	822
*	BigBand Networks Inc.	123,979	812
*	Limelight Networks Inc.	240,948	807
*	ExlService Holdings, Inc.	92,844	800
	CTS Corp.	217,210	784
*	Rackable Systems Inc.	192,515	782
*	TNS Inc.	94,417	772
*	Littelfuse, Inc.	70,051	770
*	Hughes Communications Inc.	62,402	751
*	Radiant Systems, Inc.	167,400	738
*	Echelon Corp.	91,131	737
*	Diodes Inc.	69,330	736
*	Amkor Technology, Inc.	268,817	720
*	Applied Micro Circuits Corp.	148,161	720
*	Liquidity Services, Inc.	99,294	694
*	Cogo Group, Inc.	103,771	693
*	Comverge Inc.	99,019	688
*	Chordiant Software, Inc.	193,532	586
*	Trident Microsystems, Inc.	401,076	586

	Marchex, Inc.	159,231	548
*	Perficient, Inc.	99,556	538
*	China Information Security Technology, Inc.	168,852	534
	Bel Fuse, Inc. Class B	37,290	501
*	Terremark Worldwide, Inc.	174,989	471
	iGATE Corp.	140,394	455
*	Rubicon Technology, Inc.	82,674	439
*	FalconStor Software, Inc.	180,601	432
*	InfoSpace, Inc.	78,082	406
*	Dice Holdings Inc.	139,806	389
*,^	EMCORE Corp.	472,601	354
*	Ness Technologies Inc.	115,381	340
*	Isilon Systems Inc.	144,888	319
*	Orbcomm, Inc.	215,633	317
*	ICx Technologies, Inc.	77,033	312
*	Deltek, Inc.	70,094	304
*	ANADIGICS, Inc.	140,379	291
*	Rudolph Technologies, Inc.	94,608	287
*	Mattson Technology, Inc.	315,216	265
*	OpNext, Inc.	147,373	252
*	Kenexa Corp.	46,319	250
*	Monotype Imaging Holdings Inc.	61,327	229
*	UTStarcom, Inc.	240,425	188
*	TechTarget	66,859	160
	Bel Fuse, Inc. Class A	2,151	27
			772,120
Materials (2.9%)
	Compass Minerals International, Inc.	209,547	11,812
	Eagle Materials, Inc.	281,345	6,823
	Royal Gold, Inc.	128,236	5,996
	Silgan Holdings, Inc.	111,605	5,864
	Greif Inc. Class A	155,135	5,164
*	Calgon Carbon Corp.	331,885	4,703
*	Intrepid Potash, Inc.	241,855	4,462
	Texas Industries, Inc.	151,305	3,783
	NewMarket Corp.	83,458	3,697
	Scotts Miracle-Gro Co.	103,615	3,595
	Balchem Corp.	117,617	2,956
*	W.R. Grace & Co.	466,237	2,947
*	Hecla Mining Co.	1,368,702	2,737
	AMCOL International Corp.	147,450	2,188
	Deltic Timber Corp.	44,268	1,745
	Schnitzer Steel Industries, Inc. Class A	48,673	1,528
	Zep, Inc.	139,635	1,428
	Stepan Co.	46,529	1,270
*,^	Zoltek Cos., Inc.	176,646	1,203
*	Solutia Inc.	609,074	1,139
*	Stillwater Mining Co.	300,321	1,111

*	Coeur d'Alene Mines Corp.	1,119,259	1,052
	Koppers Holdings, Inc.	65,743	955
*	Brush Engineered Materials Inc.	45,897	637
	American Vanguard Corp.	45,378	585
	Myers Industries, Inc.	91,453	562
*	Haynes International, Inc.	27,299	486
*	Graphic Packaging Holding Co.	273,094	238
*	Flotek Industries, Inc.	140,568	221
*	General Moly, Inc.	170,302	180
			81,067
Telecommunication Services (1.8%)
*	SBA Communications Corp.	677,991	15,797
*	tw telecom inc.	905,512	7,923
*	Syniverse Holdings Inc.	420,054	6,620
*	Centennial Communications Corp. Class A	525,085	4,337
	Shenandoah Telecommunications Co.	144,645	3,298
*	Cbeyond Inc.	147,029	2,769
*	Premiere Global Services, Inc.			245,804	2,168
*	Cogent Communications Group, Inc.			273,774	1,971
*	Global Crossing Ltd.			163,614	1,145
*	PAETEC Holding Corp.			790,789	1,139
*	General Communication, Inc.			144,774	967
*	iPCS, Inc.			93,950	912
*	ICO Global Communications (Holdings) Ltd.			748,684	262
*	Vonage Holdings Corp.			510,325	204
*	TerreStar Corp.			350,780	197
*	Fibertower Corp.			494,572	99
					49,808
Utilities (0.6%)
	ITC Holdings Corp.			320,717	13,990
	Ormat Technologies Inc.			131,879	3,621
*	Synthesis Energy Systems, Inc.			221,312	146
					17,757
Total Common Stocks (Cost $4,264,377)					2,820,390
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.0%)[1]
Money Market Fund (3.9%)
[2,3]	Vanguard Market Liquidity Fund	0.440%	111,031,110		111,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Federal National Mortgage Assn.	0.371%	8/3/09	1,500	1,499
[4,5]	Federal National Mortgage Assn.	0.426%	9/23/09	1,500	1,497
					2,996
Total Temporary Cash Investments (Cost $114,026)					114,027
Total Investments (103.7%) (Cost $4,378,403)					2,934,417
Other Assets and Liabilities-Net (-3.7%)[3]					(104,988)
Net Assets (100%)					2,829,429

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $94,541,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.7%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $98,451,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $2,996,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $4,378,403,000. Net unrealized depreciation of investment securities for tax purposes was $1,443,986,000, consisting of unrealized gains of $83,102,000 on securities that had risen in value since their purchase and $1,527,088,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	201	8,468	379

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	2,931,421	379
Level 2- Other significant observable inputs	2,996	-
Level 3- Significant unobservable inputs	-	-
Total	2,934,417	379

Vanguard Small-Cap Value Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.2%)
	Snap-On Inc.	449,324	11,278
*	Rent-A-Center, Inc.	522,284	10,117
*	Career Education Corp.	350,943	8,409
*	Carter's, Inc.	440,529	8,286
	Tupperware Brands Corp.	484,985	8,240
	Regal Entertainment Group Class A	608,904	8,165
*	Jarden Corp.	598,926	7,588
*	DreamWorks Animation SKG, Inc.	337,882	7,312
	Interactive Data Corp.	293,504	7,297
	Williams-Sonoma, Inc.	702,484	7,081
	Service Corp. International	2,001,605	6,986
	Barnes & Noble, Inc.	301,346	6,443
	Wolverine World Wide, Inc.	383,212	5,970
	MDC Holdings, Inc.	189,305	5,895
	The Buckle, Inc.	181,771	5,804
	Bob Evans Farms, Inc.	240,933	5,402
	Cracker Barrel Old Country Store Inc.	174,913	5,010
*	Collective Brands, Inc.	500,094	4,871
^	New York Times Co. Class A	1,063,152	4,805
	International Speedway Corp.	216,006	4,765
	Sotheby's	526,563	4,739
	Meredith Corp.	281,279	4,680
	Regis Corp.	321,607	4,647
	Choice Hotels International, Inc.	175,824	4,540
*	Timberland Co.	359,646	4,294
	Tempur-Pedic International Inc.	555,898	4,058
	Cato Corp. Class A	217,806	3,982
*	Hot Topic, Inc.	343,076	3,839
	Scholastic Corp.	254,688	3,838
	Men's Wearhouse, Inc.	250,021	3,785
	Ryland Group, Inc.	217,188	3,618
	Monro Muffler Brake, Inc.	130,754	3,574
	Callaway Golf Co.	479,580	3,443
	Fred's, Inc.	297,154	3,352
	Columbia Sportswear Co.	105,979	3,171
*	Jo-Ann Stores, Inc.	190,462	3,112
*	Helen of Troy Ltd.	224,654	3,089
*	Cabela's Inc.	338,867	3,087
	Stage Stores, Inc.	302,477	3,049
*	The Dress Barn, Inc.	246,179	3,026
	Penske Automotive Group Inc.	323,706	3,020

	UniFirst Corp.	107,083	2,981
	Genesco, Inc.	150,759	2,839
*	Office Depot, Inc.	2,145,443	2,811
	Jones Apparel Group, Inc.	653,742	2,759
	Dillard's Inc.	461,668	2,632
	Finish Line, Inc.	395,114	2,616
	Group 1 Automotive, Inc.	182,618	2,551
	Ameristar Casinos, Inc.	201,759	2,538
*	JAKKS Pacific, Inc.	204,497	2,526
*	Domino's Pizza, Inc.	373,656	2,447
	Ethan Allen Interiors, Inc.	213,916	2,409
	Cinemark Holdings Inc.	254,096	2,386
	Brunswick Corp.	686,075	2,367
*	Steven Madden, Ltd.	125,903	2,364
	Churchill Downs, Inc.	75,040	2,256
*	Pinnacle Entertainment, Inc.	304,971	2,147
	Stewart Enterprises, Inc. Class A	658,819	2,135
	National Presto Industries, Inc.	34,843	2,126
	Superior Industries International, Inc.	177,092	2,099
	World Wrestling Entertainment, Inc.	176,319	2,035
*,^	Saks Inc.	1,054,940	1,973
	OfficeMax, Inc.	594,331	1,854
	Liz Claiborne, Inc.	740,032	1,828
	K-Swiss, Inc.	209,506	1,789
	The Pep Boys (Manny, Moe & Jack)	405,691	1,789
*	Exide Technologies	590,314	1,771
	Cooper Tire & Rubber Co.	437,866	1,769
	Harte-Hanks, Inc.	321,946	1,722
	Boyd Gaming Corp.	445,729	1,663
	American Greetings Corp. Class A	327,446	1,657
	Orient-Express Hotel Ltd.	398,538	1,634
*	CTC Media, Inc.	357,334	1,629
*	HSN, Inc.	307,253	1,579
	Weyco Group, Inc.	57,975	1,503
^	DineEquity, Inc.	122,676	1,455
	Speedway Motorsports, Inc.	118,367	1,399
*	TRW Automotive Holdings Corp.	434,485	1,399
	bebe stores, inc.	209,118	1,395
	The Marcus Corp.	162,803	1,384
*	Charlotte Russe Holding Inc.	163,050	1,329
*	Quiksilver, Inc.	997,822	1,277
*	Blyth, Inc.	48,696	1,272
*	99 Cents Only Stores	133,581	1,234
*	Ruby Tuesday, Inc.	410,255	1,198
	Brown Shoe Co., Inc.	313,145	1,174
	Jackson Hewitt Tax Service Inc.	224,653	1,173
	Winnebago Industries, Inc.	215,299	1,143
	Christopher & Banks Corp.	276,271	1,130

*	Skechers U.S.A., Inc.	168,661	1,125
*,^	Conn's, Inc.	78,794	1,106
	NutriSystem, Inc.	76,613	1,093
	Asbury Automotive Group, Inc.	249,065	1,073
*	Interval Leisure Group, Inc.	199,225	1,056
	Movado Group, Inc.	138,686	1,046
*	Steak n Shake Co.	130,077	985
	Big 5 Sporting Goods Corp.	159,644	937
*	Gaylord Entertainment Co.	111,571	929
	CSS Industries, Inc.	53,909	916
*	Pacific Sunwear of California, Inc.	513,109	852
*	Charming Shoppes, Inc.	575,145	805
*	New York & Co., Inc.	211,512	751
*	Build-A-Bear-Workshop, Inc.	120,306	730
*	RC2 Corp.	135,748	715
*	Warner Music Group Corp.	301,726	709
*	Standard Pacific Corp.	784,974	691
	Oxford Industries, Inc.	111,270	687
*	DSW Inc. Class A	70,493	655
*	Hovnanian Enterprises Inc. Class A	418,125	652
*	Cox Radio, Inc.	159,029	652
*	Stein Mart, Inc.	217,716	629
	Hearst-Argyle Television Inc.	146,754	611
	Modine Manufacturing Co.	241,876	605
*	Tenneco Automotive, Inc.	363,827	593
*	Valassis Communications, Inc.	376,913	592
*,^	Blockbuster Inc. Class A	793,296	571
*	Sealy Corp.	355,941	530
	La-Z-Boy Inc.	401,518	502
	O'Charley's Inc.	164,977	497
	American Axle & Manufacturing Holdings, Inc.	362,369	478
	Kenneth Cole Productions, Inc.	73,291	468
*	Isle of Capri Casinos, Inc.	87,555	463
	Landry's Restaurants, Inc.	88,118	460
	Furniture Brands International Inc.	305,903	450
	Marine Products Corp.	101,825	432
	ArvinMeritor, Inc.	544,965	431
	Belo Corp. Class A	689,132	420
*	Tween Brands, Inc.	191,107	409
*	Pier 1 Imports Inc.	704,704	395
*	Lear Corp.	515,223	386
*	Orbitz Worldwide, Inc.	291,061	375
	Sinclair Broadcast Group, Inc.	364,368	375
*	Crocs, Inc.	311,514	371
*	Dana Holding Corp.	782,806	360
*	Krispy Kreme Doughnuts, Inc.	220,422	353
	Dover Downs Gaming & Entertainment, Inc.	114,522	352
	Sonic Automotive, Inc.	217,181	347

	M/I Homes, Inc.	49,035	343
^	Brookfield Homes Corp.	92,732	320
	E.W. Scripps Co. Class A	227,534	307
^	Media General, Inc. Class A	157,245	302
*	Beazer Homes USA, Inc.	292,417	295
*	Blockbuster Inc. Class B	589,643	265
	Entercom Communications Corp.	223,461	246
	Talbots Inc.	69,202	243
*	Lin TV Corp.	216,474	242
	Journal Communications, Inc.	310,329	233
*	Morgans Hotel Group	71,996	224
^	The McClatchy Co. Class A	447,827	219
*	Borders Group, Inc.	311,355	196
*	Leapfrog Enterprises, Inc.	132,203	182
^	Lee Enterprises, Inc.	288,700	81
*	Entravision Communications Corp.	202,984	53
			343,184
Consumer Staples (4.1%)
	Corn Products International, Inc.	582,864	12,357
	Del Monte Foods Co.	1,542,524	11,245
	Flowers Foods, Inc.	424,415	9,965
	Lancaster Colony Corp.	164,147	6,809
	Ruddick Corp.	302,396	6,789
	Universal Corp. (VA)	195,574	5,852
*	BJ's Wholesale Club, Inc.	162,545	5,200
	Sanderson Farms, Inc.	134,867	5,064
	Vector Group Ltd.	361,570	4,697
*	TreeHouse Foods Inc.	160,188	4,612
*	Hain Celestial Group, Inc.	316,323	4,504
	Nu Skin Enterprises, Inc.	404,816	4,246
	J & J Snack Foods Corp.	109,765	3,797
*	The Pantry, Inc.	173,612	3,057
	WD-40 Co.	122,595	2,959
	Nash-Finch Co.	100,040	2,810
*	Central Garden & Pet Co. Class A	360,419	2,710
	Lance, Inc.	128,303	2,671
	Weis Markets, Inc.	84,341	2,618
*	Chiquita Brands International, Inc.	346,867	2,300
	The Andersons, Inc.	120,909	1,710
*	Rite Aid Corp.	4,649,883	1,674
*	Alliance One International, Inc.	429,801	1,650
	B&G Foods Inc.	287,488	1,495
	Ingles Markets, Inc.	97,673	1,458
*	Winn-Dixie Stores, Inc.	148,351	1,418
*	Prestige Brands Holdings Inc.	273,080	1,415
	Cal-Maine Foods, Inc.	59,768	1,338
	Tootsie Roll Industries, Inc.	60,342	1,311

	Village Super Market Inc. Class A	40,290	1,256
*	Central Garden and Pet Co.	163,949	1,248
*	Elizabeth Arden, Inc.	202,644	1,181
	Farmer Brothers, Inc.	56,234	1,001
	PriceSmart, Inc.	45,973	828
	Alico, Inc.	28,725	689
	Coca-Cola Bottling Co.	11,003	573
^	Mannatech, Inc.	122,800	409
*	National Beverage Corp.	36,389	334
*	Revlon, Inc.	46,236	115
			125,365
Energy (4.3%)
	Southern Union Co.	872,815	13,284
*	Whiting Petroleum Corp.	395,758	10,230
*	Encore Acquisition Co.	392,145	9,125
*	Oil States International, Inc.	389,570	5,228
*	Unit Corp.	240,535	5,032
*	Mariner Energy Inc.	626,232	4,853
	Overseas Shipholding Group Inc.	210,548	4,773
*	Bristow Group, Inc.	216,509	4,640
	Holly Corp.	214,992	4,558
*	SEACOR Holdings Inc.	74,379	4,337
*	USEC Inc.	870,377	4,178
*	Helix Energy Solutions Group, Inc.	682,983	3,511
	World Fuel Services Corp.	108,786	3,441
*	Willbros Group, Inc.	306,392	2,972
*	Enbridge Energy Management LLC	101,576	2,943
	Western Refining, Inc.	240,837	2,876
*	Superior Energy Services, Inc.	212,602	2,740
	General Maritime Corp.	381,859	2,673
*	Gulfmark Offshore, Inc.	103,173	2,462
*	Vaalco Energy, Inc.	455,784	2,411
	Lufkin Industries, Inc.	58,102	2,201
	Berry Petroleum Class A	184,542	2,023
*	Rosetta Resources, Inc.	404,224	2,001
*	Clayton Williams Energy, Inc.	61,550	1,800
*	Swift Energy Co.	241,111	1,760
	Foundation Coal Holdings, Inc.	122,079	1,752
*	Parker Drilling Co.	885,965	1,630
	CARBO Ceramics Inc.	56,812	1,616
*	Complete Production Services, Inc.	468,383	1,443
*	Global Industries Ltd.	371,884	1,428
*	Petroleum Development Corp.	116,181	1,372
*	Key Energy Services, Inc.	475,706	1,370
*	Oilsands Quest, Inc.	1,791,354	1,290
*	Pioneer Drilling Co.	391,204	1,283
*	Basic Energy Services Inc.	178,928	1,158
*	Bronco Drilling Co., Inc.	209,567	1,102

	Delek US Holdings, Inc.	105,527	1,093
*	Hercules Offshore, Inc.	686,718	1,085
*	Hornbeck Offshore Services, Inc.	63,368	966
	W&T Offshore, Inc.	154,640	951
*	Harvest Natural Resources, Inc.	245,239	831
*	Stone Energy Corp.	232,992	776
*	TETRA Technologies, Inc.	204,050	663
*	Brigham Exploration Co.	342,464	651
*	International Coal Group, Inc.	357,472	575
	Crosstex Energy, Inc.	310,347	509
*	Dawson Geophysical Co.	37,672	509
	Gulf Island Fabrication, Inc.	61,867	496
*	ATP Oil & Gas Corp.	80,969	415
*	PetroQuest Energy, Inc.	167,199	401
*	Parallel Petroleum Corp.	309,489	396
*	Gulfport Energy Corp.	138,622	322
*	Allis-Chalmers Energy Inc.	165,491	319
*	Warren Resources Inc.	215,598	207
*,^	Trico Marine Services, Inc.	97,284	204
*,^	SulphCo, Inc.	186,206	199
*	GeoGlobal Resources Inc.	148,934	107
*,^	TXCO Resources Inc.	256,718	106
*	Energy Partners, Ltd.	49,842	4
*	Aventine Renewable Energy Holdings, Inc.	8,472	1
			133,282
Financials (33.8%)
^	Realty Income Corp. REIT	815,588	15,349
	Aspen Insurance Holdings Ltd.	605,475	13,599
	Arthur J. Gallagher & Co.	745,095	12,667
	Senior Housing Properties Trust REIT	895,837	12,560
	Valley National Bancorp	1,002,761	12,404
	Bank of Hawaii Corp.	373,207	12,308
	BancorpSouth, Inc.	585,084	12,193
	Essex Property Trust, Inc. REIT	209,693	12,024
	Allied World Assurance Holdings, Ltd.	306,870	11,670
*	Alleghany Corp.	43,020	11,651
*	ProAssurance Corp.	249,000	11,608
	FirstMerit Corp.	633,359	11,527
	The Hanover Insurance Group Inc.	399,623	11,517
	Waddell & Reed Financial, Inc.	630,151	11,387
^	Alexandria Real Estate Equities, Inc. REIT	308,430	11,227
	Highwood Properties, Inc. REIT	496,699	10,639
	Platinum Underwriters Holdings, Ltd.	373,101	10,581
	Mack-Cali Realty Corp. REIT	515,387	10,210
	Corporate Office Properties Trust, Inc. REIT	403,575	10,021
	IPC Holdings Ltd.	365,501	9,883
*	Knight Capital Group, Inc. Class A	665,675	9,812

	National Retail Properties REIT	613,047	9,711
	First Niagara Financial Group, Inc.	880,907	9,602
	MFA Mortgage Investments, Inc. REIT	1,617,021	9,508
	Endurance Specialty Holdings Ltd.	378,769	9,446
	Washington Federal Inc.	688,328	9,148
	Fulton Financial Corp.	1,368,729	9,075
	Omega Healthcare Investors, Inc. REIT	643,152	9,056
	Erie Indemnity Co. Class A	261,214	8,928
	Prosperity Bancshares, Inc.	324,048	8,863
	Montpelier Re Holdings Ltd.	679,903	8,812
	StanCorp Financial Group, Inc.	382,757	8,719
	CIT Group Inc.	2,845,914	8,111
	BRE Properties Inc. Class A REIT	399,754	7,847
	Home Properties, Inc. REIT	252,577	7,741
	Potlatch Corp. REIT	309,019	7,166
	Washington REIT	409,903	7,091
	Zenith National Insurance Corp.	291,567	7,030
*	MBIA, Inc.	1,534,075	7,026
	Trustmark Corp.	381,074	7,004
	Healthcare Realty Trust Inc. REIT	459,578	6,889
	Hatteras Financial Corp. REIT	273,522	6,835
	Mid-America Apartment Communities, Inc. REIT	220,505	6,798
	Westamerica Bancorporation	146,886	6,692
	Max Re Capital Ltd.	372,141	6,416
	Digital Realty Trust, Inc. REIT	189,813	6,298
	Susquehanna Bancshares, Inc.	673,675	6,285
	Jones Lang LaSalle Inc.	269,901	6,278
	Redwood Trust, Inc. REIT	396,797	6,091
*	PHH Corp.	424,135	5,959
	Fannie Mae	8,401,708	5,881
	Astoria Financial Corp.	637,290	5,857
	Old National Bancorp	518,831	5,795
	Franklin Street Properties Corp. REIT	468,489	5,762
	NewAlliance Bancshares, Inc.	489,839	5,751
	American Campus Communities, Inc. REIT	331,014	5,746
	Whitney Holdings Corp.	500,616	5,732
	HRPT Properties Trust REIT	1,780,478	5,680
	Douglas Emmett, Inc. REIT	761,873	5,630
^	United Bankshares, Inc.	322,472	5,559
	EastGroup Properties, Inc. REIT	196,071	5,504
*,^	E*TRADE Financial Corp.	4,207,758	5,386
	F.N.B. Corp.	701,107	5,377
	IBERIABANK Corp.	115,406	5,302
	National Health Investors REIT	195,341	5,249
	NBT Bancorp, Inc.	241,850	5,234
	First Commonwealth Financial Corp.	586,190	5,199
	Wilmington Trust Corp.	532,388	5,159
	Unitrin, Inc.	365,802	5,114

	Selective Insurance Group	412,941	5,021
	Capstead Mortgage Corp. REIT	459,900	4,939
	Park National Corp.	87,606	4,884
	SL Green Realty Corp. REIT	446,641	4,824
	UMB Financial Corp.	112,197	4,767
	Anworth Mortgage Asset Corp. REIT	775,311	4,753
	National Penn Bancshares Inc.	563,575	4,678
	Popular, Inc.	2,096,647	4,571
	Provident Financial Services Inc.	420,110	4,541
	Investors Real Estate Trust REIT	455,126	4,488
	Apartment Investment & Management Co. Class A REIT	816,592	4,475
	Kilroy Realty Corp. REIT	258,806	4,449
	CHIMERA INVESTMENT CORP. REIT	1,317,847	4,428
	Delphi Financial Group, Inc.	322,572	4,342
	Brookline Bancorp, Inc.	456,474	4,336
	DCT Industrial Trust Inc. REIT	1,359,782	4,311
	Community Bank System, Inc.	255,259	4,276
	Umpqua Holdings Corp.	470,758	4,265
	BioMed Realty Trust, Inc. REIT	628,311	4,254
	Entertainment Properties Trust REIT	257,591	4,060
	Financial Federal Corp.	191,053	4,046
^	Equity One, Inc. REIT	330,513	4,029
	WesBanco, Inc.	176,273	4,024
	S & T Bancorp, Inc.	183,516	3,892
	Apollo Investment Corp.	1,109,456	3,861
	First Financial Bankshares, Inc.	79,516	3,830
	Tanger Factory Outlet Centers, Inc. REIT	123,810	3,821
*	Piper Jaffray Cos., Inc.	147,721	3,810
	Infinity Property & Casualty Corp.	112,009	3,800
	Sterling Bancshares, Inc.	573,798	3,753
	United Fire & Casualty Co.	167,768	3,684
	Glacier Bancorp, Inc.	234,237	3,680
	Ares Capital Corp.	759,597	3,676
	Employers Holdings, Inc.	382,180	3,646
*	Argo Group International Holdings	120,422	3,628
	Assured Guaranty Ltd.	533,625	3,613
	TrustCo Bank NY	596,064	3,588
	MB Financial, Inc.	259,459	3,529
	Harleysville Group, Inc.	110,443	3,513
	Post Properties, Inc. REIT	346,214	3,511
	Extra Space Storage Inc. REIT	635,144	3,500
	Chemical Financial Corp.	168,035	3,497
	City Holding Co.	126,679	3,457
	Sovran Self Storage, Inc. REIT	172,164	3,457
	Cathay General Bancorp	329,691	3,439
*,^	MF Global Ltd.	800,357	3,386
	Safety Insurance Group, Inc.	108,403	3,369
*	Ocwen Financial Corp.	294,578	3,367

	Inland Real Estate Corp. REIT	467,212	3,313
	First Midwest Bancorp, Inc.	379,806	3,263
	Bank Mutual Corp.	358,828	3,251
	CVB Financial Corp.	488,622	3,240
^	American Capital Ltd.	1,618,503	3,027
	Hancock Holding Co.	93,206	2,915
	PacWest Bancorp	202,355	2,900
	PS Business Parks, Inc. REIT	78,186	2,881
^	iStar Financial Inc. REIT	1,020,237	2,867
	Community Trust Bancorp Inc.	106,065	2,837
	DiamondRock Hospitality Co. REIT	704,120	2,824
	Protective Life Corp.	519,934	2,730
	LTC Properties, Inc. REIT	153,761	2,697
	American Physicians Capital, Inc.	65,857	2,695
	Getty Realty Holding Corp. REIT	145,256	2,665
	Acadia Realty Trust REIT	250,295	2,656
	First BanCorp Puerto Rico	614,630	2,618
*	Hilltop Holdings Inc.	229,428	2,615
	TowneBank	159,958	2,612
	Stewart Information Services Corp.	133,759	2,608
	Universal Health Realty Income REIT	88,107	2,575
	Northwest Bancorp, Inc.	151,570	2,562
	Horace Mann Educators Corp.	305,635	2,558
*	CNA Surety Corp.	138,036	2,545
^	Freddie Mac	3,289,997	2,500
	Provident New York Bancorp, Inc.	280,057	2,394
	First Financial Bancorp	249,135	2,374
	Pacific Capital Bancorp	346,427	2,345
*	FPIC Insurance Group, Inc.	62,853	2,327
	Wintrust Financial Corp.	185,456	2,281
	Tompkins Trustco, Inc.	53,011	2,279
	East West Bancorp, Inc.	498,051	2,276
*	Amerisafe Inc.	147,289	2,256
	Medical Properties Trust Inc. REIT	612,725	2,236
^	Allied Capital Corp.	1,397,406	2,222
	Simmons First National Corp.	87,385	2,201
	National Western Life Insurance Co. Class A	18,802	2,125
	StellarOne Corp.	176,706	2,105
	Berkshire Hills Bancorp, Inc.	90,774	2,081
	Cousins Properties, Inc. REIT	321,932	2,073
	Flagstone Reinsurance Holdings Ltd.	264,583	2,061
	Developers Diversified Realty Corp. REIT	941,564	2,006
*	Nelnet, Inc.	223,332	1,974
	Prospect Energy Corp.	231,691	1,974
	Brandywine Realty Trust REIT	689,073	1,964
	Renasant Corp.	155,718	1,956
	Westfield Financial, Inc.	220,730	1,942
	Harleysville National Corp.	317,976	1,927

	State Auto Financial Corp.	108,129	1,903
	First Source Corp.	103,723	1,872
	LaSalle Hotel Properties REIT	320,503	1,872
*,^	AmeriCredit Corp.	317,948	1,863
	Provident Bankshares Corp.	262,865	1,853
	Arrow Financial Corp.	78,016	1,848
	SCBT Financial Corp.	87,965	1,838
	Washington Trust Bancorp, Inc.	112,299	1,825
	BlackRock Kelso Capital Corp.	432,864	1,814
	Independent Bank Corp. (MA)	120,969	1,784
	GFI Group Inc.	554,727	1,781
	OneBeacon Insurance Group Ltd.	182,507	1,763
	TriCo Bancshares	104,868	1,755
	Dime Community Bancshares	186,866	1,753
	Webster Financial Corp.	411,645	1,749
	Boston Private Financial Holdings, Inc.	498,150	1,749
	Kearny Financial Corp.	164,747	1,727
	Northfield Bancorp, Inc.	157,805	1,725
	First Merchants Corp.	158,628	1,712
	Capital Southwest Corp.	21,869	1,671
	Saul Centers, Inc. REIT	72,615	1,668
	Ambac Financial Group, Inc.	2,136,961	1,667
	Lakeland Financial Corp.	86,618	1,662
*	Seabright Insurance Holdings, Inc.	158,842	1,661
	Southside Bancshares, Inc.	87,375	1,651
	First Busey Corp.	209,749	1,628
	SWS Group, Inc.	101,866	1,582
	First Potomac REIT	213,614	1,570
	American Equity Investment Life Holding Co.	374,303	1,557
	Urstadt Biddle Properties Class A REIT	115,181	1,546
	Compass Diversified Trust	172,866	1,542
	Sun Communities, Inc. REIT	129,426	1,531
*	Citizens Banking Corp.	987,326	1,530
	Abington Community Bancorp Inc.	183,577	1,520
	MVC Capital, Inc.	180,515	1,518
	Univest Corp. of Pennsylvania	85,659	1,499
	Sandy Spring Bancorp, Inc.	128,769	1,437
	Donegal Group Inc. Class A	93,063	1,430
	First Financial Corp. (IN)	38,464	1,419
	S.Y. Bancorp, Inc.	58,210	1,414
	American Capital Agency Corp. REIT	81,975	1,403
	Union Bankshares Corp.	100,914	1,398
	Lexington Realty Trust REIT	586,777	1,397
	MGIC Investment Corp.	975,723	1,386
	Colonial Properties Trust REIT	356,934	1,360
	Hercules Technology Growth Capital, Inc.	271,755	1,359
^	Colonial BancGroup, Inc.	1,503,441	1,353
	Presidential Life Corp.	173,291	1,350

^	General Growth Properties Inc. REIT	1,883,767	1,337
	Republic Bancorp, Inc. Class A	71,255	1,330
	Sterling Bancorp	134,253	1,329
*	Conseco, Inc.	1,442,329	1,327
	UCBH Holdings, Inc.	868,975	1,312
	Amtrust Financial Services Inc.	137,038	1,309
	Kansas City Life Insurance Co.	35,913	1,287
	Cohen & Steers, Inc.	113,732	1,269
	Central Pacific Financial Co.	224,527	1,257
^	United Community Banks, Inc.	302,242	1,257
	DuPont Fabros Technology Inc. REIT	179,961	1,238
	Parkway Properties Inc. REIT	119,574	1,232
	CBL & Associates Properties, Inc. REIT	494,989	1,168
	Radian Group, Inc.	635,762	1,157
^	NorthStar Realty Finance Corp. REIT	493,745	1,145
	Mainsource Financial Group, Inc.	142,087	1,142
	Bank of the Ozarks, Inc.	49,177	1,135
	BancFirst Corp.	31,093	1,132
^	Pennsylvania REIT	308,132	1,094
	Baldwin & Lyons, Inc. Class B	57,641	1,091
	WSFS Financial Corp.	48,318	1,080
	Ashford Hospitality Trust REIT	688,213	1,060
	Southwest Bancorp, Inc.	107,636	1,010
	Sunstone Hotel Investors, Inc. REIT	378,636	996
	BankFinancial Corp.	99,569	993
	The Phoenix Cos., Inc.	847,160	991
	EMC Insurance Group, Inc.	46,565	981
	Great Southern Bancorp, Inc.	68,068	954
	Ramco-Gershenson Properties Trust REIT	145,707	940
	National Financial Partners Corp.	293,345	939
	Capital City Bank Group, Inc.	80,101	918
	Columbia Banking System, Inc.	141,300	904
*,^	Western Alliance Bancorp	195,498	891
	Flushing Financial Corp.	143,453	864
^	Greene County Bancshares	97,074	854
	First Community Bancshares, Inc.	72,449	845
	First Industrial Realty Trust REIT	344,494	844
	Sterling Financial Corp.	405,253	839
	NGP Capital Resources Co.	168,084	835
	Clifton Savings Bancorp, Inc.	83,245	832
	Oriental Financial Group Inc.	170,519	832
	United Financial Bancorp, Inc.	62,648	820
	Heartland Financial USA, Inc.	57,680	781
	U-Store-It Trust REIT	382,870	773
	Education Realty Trust, Inc. REIT	221,424	773
	National Interstate Corp.	45,584	771
	CoBiz Inc.	146,314	768
	Calamos Asset Management, Inc.	151,698	730

	BGC Partners, Inc.	326,021	721
	Winthrop Realty Trust REIT	104,194	720
	Hersha Hospitality Trust REIT	378,394	719
*	Guaranty Bancorp	409,679	717
*,^	Guaranty Financial Group, Inc.	682,440	717
	Wilshire Bancorp Inc.	137,434	709
	Gamco Investors Inc. Class A	21,600	705
*	Penson Worldwide, Inc.	108,171	696
	CapLease, Inc. REIT	351,576	693
	FelCor Lodging Trust, Inc. REIT	496,255	675
	First Financial Holdings, Inc.	86,315	660
*	Avatar Holding, Inc.	43,468	651
*	The First Marblehead Corp.	498,896	644
	The South Financial Group, Inc.	578,797	637
	Forest City Enterprise Class A	175,958	633
	Kite Realty Group Trust REIT	250,528	614
^	Old Second Bancorp, Inc.	96,372	612
	Cedar Shopping Centers, Inc. REIT	346,462	603
	RAIT Financial Trust REIT	479,342	585
*	Virginia Commerce Bancorp, Inc.	153,733	583
*	United America Indemnity, Ltd.	140,853	566
*	NewStar Financial, Inc.	235,872	547
	Nara Bancorp, Inc.	183,619	540
	Advance America, Cash Advance Centers, Inc.	307,926	520
	Urstadt Biddle Properties REIT	38,519	516
	Capitol Bancorp Ltd.	114,386	475
	FBL Financial Group, Inc. Class A	112,816	468
	Consolidated-Tomoka Land Co.	15,005	446
	Glimcher Realty Trust REIT	290,404	407
	Strategic Hotels and Resorts, Inc. REIT	576,532	398
	Hanmi Financial Corp.	305,107	397
	The PMI Group Inc.	637,292	395
	Independent Bank Corp. (MI)	162,224	380
*	First Acceptance Corp.	150,335	364
^	Frontier Financial Corp.	330,016	363
*	Flagstar Bancorp, Inc.	458,730	344
^	City Bank Lynnwood (WA)	103,607	342
	Roma Financial Corp.	25,938	336
	Gramercy Capital Corp. REIT	334,675	325
	Integra Bank Corp.	155,385	294
^	Cascade Bancorp	174,984	285
	Banner Corp.	94,784	276
*,^	CompuCredit Corp.	111,658	274
	Amcore Financial, Inc.	165,314	264
	West Coast Bancorp	114,433	254
*	Friedman, Billings, Ramsey Group, Inc. REIT	1,203,853	241
*	Thomas Weisel Partners Group, Inc.	64,866	232
*	FCStone Group, Inc.	99,781	227

*	Asset Acceptance Capital Corp.	42,217	224
	Seacoast Banking Corp. of Florida	73,832	224
*	FBR Capital Markets Corp.	67,904	223
^	Anthracite Capital Inc. REIT	637,939	217
*	Maguire Properties, Inc. REIT	300,535	216
	First State Bancorporation	153,330	216
	Grubb & Ellis Co.	336,548	212
	Taylor Capital Group, Inc.	46,280	206
	Anchor Bancorp Wisconsin Inc.	139,797	189
	Newcastle Investment Corp. REIT	271,626	177
	Advanta Corp. Class B	197,073	130
	Capital Trust Class A REIT	109,869	121
^	Arbor Realty Trust, Inc. REIT	141,308	102
^	Corus Bankshares Inc.	246,572	67
*	United America Indemnity Rights Exp. 04/09/2009	140,209	66
	Advanta Corp. Class A	104,442	53
^	Jer Investor Trust REIT	35,014	23
*	Teton Advisors Inc. Class B	323	1
			1,040,278
Health Care (6.1%)
	Universal Health Services Class B	367,433	14,087
	Teleflex Inc.	310,810	12,150
	PerkinElmer, Inc.	923,646	11,795
*	AMERIGROUP Corp.	414,249	11,408
	Owens & Minor, Inc.	323,649	10,722
*,^	Inverness Medical Innovations, Inc.	377,493	10,053
	Cooper Cos., Inc.	352,099	9,309
*	LifePoint Hospitals, Inc.	397,152	8,285
*	Centene Corp.	335,711	6,050
*	Health Management Associates Class A	1,908,675	4,924
	Hill-Rom Holdings, Inc.	464,282	4,592
*	Magellan Health Services, Inc.	110,884	4,041
*	AmSurg Corp.	246,261	3,903
	Invacare Corp.	230,624	3,697
*	MEDNAX, Inc.	125,064	3,686
*	Kindred Healthcare, Inc.	244,046	3,648
*	Greatbatch, Inc.	179,532	3,474
	Analogic Corp.	103,548	3,316
*	CONMED Corp.	226,988	3,271
*	Healthspring, Inc.	389,013	3,256
*	Res-Care, Inc.	195,799	2,851
*	Universal American Corp.	317,769	2,691
*	Par Pharmaceutical Cos. Inc.	270,031	2,557
*	RehabCare Group, Inc.	141,146	2,462
*	AMAG Pharmaceuticals, Inc.	66,616	2,449
	Computer Programs and Systems, Inc.	72,443	2,410
	Landauer, Inc.	47,277	2,396

*,^	Sequenom, Inc.	157,936	2,246
*	Orthofix International N.V.	120,342	2,229
*	Molina Healthcare Inc.	105,431	2,005
*	Odyssey Healthcare, Inc.	166,141	1,612
*,^	Triple-S Management Corp.	127,566	1,572
*	Nabi Biopharmaceuticals	405,818	1,502
*	Cross Country Healthcare, Inc.	228,925	1,499
*	Emergency Medical Services LP Class A	46,025	1,445
	Brookdale Senior Living Inc.	276,728	1,397
*	WellCare Health Plans Inc.	114,262	1,285
*	Skilled Healthcare Group Inc.	156,234	1,283
*,^	Medivation Inc.	69,888	1,277
*	Allos Therapeutics Inc.	189,855	1,173
*	Affymetrix, Inc.	356,180	1,165
*,^	Dendreon Corp.	264,970	1,113
*	inVentiv Health, Inc.	129,865	1,060
*	Savient Pharmaceuticals Inc.	211,867	1,049
*	Ligand Pharmaceuticals Inc. Class B	291,795	870
*	Rigel Pharmaceuticals, Inc.	99,556	611
*	Albany Molecular Research, Inc.	64,736	610
*	Arena Pharmaceuticals, Inc.	201,444	606
*,^	Osiris Therapeutics, Inc.	43,210	596
*	Cadence Pharmaceuticals, Inc.	58,450	548
*,^	Clinical Data, Inc.	49,150	531
*	Cambrex Corp.	226,301	516
*	Nighthawk Radiology Holdings, Inc.	190,577	515
*	Zymogenetics, Inc.	113,762	454
*	Emeritus Corp.	59,145	388
*	Enzo Biochem, Inc.	91,585	368
*	MedCath Corp.	46,115	335
*	Life Sciences Research, Inc.	27,791	199
*	Idenix Pharmaceuticals Inc.	61,988	191
*	Sucampo Pharmaceuticals Inc.	19,459	119
			185,852
Industrials (13.4%)
	Lincoln Electric Holdings, Inc.	335,022	10,617
	Hubbell Inc. Class B	382,881	10,322
	Curtiss-Wright Corp.	351,884	9,870
	Lennox International Inc.	368,073	9,739
	Granite Construction Co.	254,465	9,537
	Carlisle Co., Inc.	477,308	9,370
	Kennametal, Inc.	571,889	9,270
	The Timken Co.	641,951	8,962
	Watson Wyatt & Co. Holdings	166,510	8,221
	GATX Corp.	380,888	7,705
	Regal-Beloit Corp.	245,638	7,526
	Kaydon Corp.	267,940	7,323

*	Moog Inc.	302,793	6,925
	Brady Corp. Class A	382,600	6,745
	Watsco, Inc.	192,050	6,535
	Con-way, Inc.	358,545	6,429
	Briggs & Stratton Corp.	389,084	6,420
	Crane Co.	374,391	6,320
	Mueller Industries Inc.	290,646	6,304
	Alexander & Baldwin, Inc.	323,475	6,156
	The Brink's Co.	228,778	6,053
*	WESCO International, Inc.	328,217	5,947
	ABM Industries Inc.	357,700	5,866
	Otter Tail Corp.	262,932	5,798
	Trinity Industries, Inc.	622,080	5,686
	Skywest, Inc.	446,137	5,550
*	United Stationers, Inc.	184,212	5,173
	Triumph Group, Inc.	130,084	4,969
	EnergySolutions	552,487	4,779
	Baldor Electric Co.	325,766	4,720
	Belden Inc.	363,972	4,553
*	Insituform Technologies Inc. Class A	289,646	4,530
*	Mastec Inc.	371,462	4,491
	Watts Water Technologies, Inc.	228,944	4,478
*	EMCOR Group, Inc.	256,067	4,397
*	BE Aerospace, Inc.	505,955	4,387
*	MPS Group, Inc.	722,977	4,302
*	General Cable Corp.	207,969	4,122
*	EnerSys	338,444	4,102
	Oshkosh Truck Corp.	583,142	3,930
	A.O. Smith Corp.	153,992	3,878
	Deluxe Corp.	399,993	3,852
	Barnes Group, Inc.	356,845	3,815
*	GrafTech International Ltd.	605,757	3,731
	Ameron International Corp.	68,183	3,591
	Arkansas Best Corp.	188,203	3,580
	Simpson Manufacturing Co.	198,276	3,573
	Werner Enterprises, Inc.	234,926	3,552
	Universal Forest Products, Inc.	126,771	3,373
	The Manitowoc Co., Inc.	1,018,906	3,332
	Tredegar Corp.	198,798	3,246
	HNI Corp.	312,111	3,246
*	Alaska Air Group, Inc.	183,969	3,232
	Franklin Electric, Inc.	143,902	3,185
	Mueller Water Products, Inc. Class A	902,765	2,979
	Herman Miller, Inc.	273,212	2,912
	G & K Services, Inc. Class A	148,409	2,806
*	EnPro Industries, Inc.	158,427	2,709
*	Perini Corp.	216,367	2,661
*	School Specialty, Inc.	146,964	2,585

	Kaman Corp. Class A	199,069	2,496
	Apogee Enterprises, Inc.	223,084	2,449
	Steelcase Inc.	460,472	2,307
*	Ceradyne, Inc.	127,014	2,303
	Knoll, Inc.	369,001	2,262
	Quanex Building Products Corp.	294,834	2,241
*	USG Corp.	290,705	2,212
	Viad Corp.	152,261	2,150
*	YRC Worldwide, Inc.	463,826	2,083
*	Griffon Corp.	270,306	2,027
	Federal Signal Corp.	370,962	1,955
*	Interline Brands, Inc.	228,223	1,924
*	Argon ST, Inc.	101,395	1,923
*	AAR Corp.	151,332	1,898
	Albany International Corp.	208,773	1,889
*	Colfax Corp.	274,547	1,886
	Ennis, Inc.	201,754	1,788
*	Rush Enterprises, Inc. Class A	197,158	1,759
	Armstrong Worldwide Industries, Inc.	156,163	1,719
	Aircastle Ltd.	367,662	1,710
*	Korn/Ferry International	186,065	1,686
	Genco Shipping and Trading Ltd.	136,240	1,681
	Kelly Services, Inc. Class A	196,462	1,582
*	United Rentals, Inc.	375,216	1,580
*	Republic Airways Holdings Inc.	241,323	1,564
^	Eagle Bulk Shipping Inc.	366,651	1,558
	American Woodmark Corp.	76,686	1,347
*	Northwest Pipe Co.	46,783	1,332
*	Force Protection, Inc.	266,854	1,281
	Kimball International, Inc. Class B	188,409	1,236
	NACCO Industries, Inc. Class A	44,355	1,206
	Tennant Co.	128,390	1,203
	Courier Corp.	78,965	1,198
	Cascade Corp.	63,807	1,125
*	H&E Equipment Services, Inc.	163,301	1,070
*	First Advantage Corp. Class A	73,200	1,009
	CDI Corp.	103,614	1,007
*	Consolidated Graphics, Inc.	78,200	995
	Great Lakes Dredge & Dock Co.	319,278	961
*	Atlas Air Worldwide Holdings, Inc.	55,204	958
	Pacer International, Inc.	271,594	951
	TAL International Group, Inc.	127,516	933
*	Ladish Co., Inc.	124,680	905
	Gibraltar Industries Inc.	188,516	890
	Standex International Corp.	93,594	861
*	Spherion Corp.	403,399	839
*	Columbus McKinnon Corp.	91,598	799
*	TBS International Ltd.	102,259	752

*	Volt Information Sciences Inc.	111,037	738
*	Avis Budget Group, Inc.	789,891	719
	Bowne & Co., Inc.	212,099	681
	Horizon Lines Inc.	222,152	673
	Schawk, Inc.	111,402	673
*	Pike Electric Corp.	71,488	661
*	Amerco, Inc.	18,666	626
	Textainer Group Holdings Ltd.	92,147	622
	Paragon Shipping, Inc.	157,843	551
*	Rush Enterprises, Inc. Class B	66,924	524
*	Plug Power, Inc.	587,925	511
*	Blount International, Inc.	110,020	508
*	Tecumseh Products Co. Class A	110,861	501
*	LECG Corp.	189,544	481
	Macquarie Infrastructure Co. LLC	333,226	460
*	Cenveo Inc.	140,851	458
	The Greenbrier Cos., Inc.	122,430	448
	Ampco-Pittsburgh Corp.	33,634	446
*	Acco Brands Corp.	420,520	412
	Lawson Products, Inc.	33,258	405
	Universal Truckload Services, Inc.	24,769	355
	The Standard Register Co.	75,368	345
*	NCI Building Systems, Inc.	152,746	339
	American Railcar Industries, Inc.	41,092	314
	Wabash National Corp.	239,831	295
*	Fushi Copperweld, Inc.	48,905	235
	Sauer-Danfoss, Inc.	94,716	231
*	TriMas Corp.	127,113	222
*,^	Metalico, Inc.	111,316	189
*	Builders FirstSource, Inc.	91,226	184
	Safe Bulkers, Inc.	54,475	172
*	Tecumseh Products Co. Class B	17,447	89
			411,525
Information Technology (10.3%)
	Seagate Technology	3,818,441	22,949
*	Compuware Corp.	1,928,136	12,706
*	IAC/InterActiveCorp	748,693	11,403
	Diebold, Inc.	517,059	11,039
*	Skyworks Solutions, Inc.	1,290,426	10,401
*	3Com Corp.	3,177,736	9,819
*	Tech Data Corp.	394,887	8,601
*	CACI International, Inc.	233,883	8,534
*	Convergys Corp.	954,952	7,716
*	Cypress Semiconductor Corp.	1,132,232	7,665
*	Novell, Inc.	1,755,666	7,479
	Broadridge Financial Solutions LLC	386,902	7,200
*	PMC Sierra Inc.	1,125,404	7,180

*	Integrated Device Technology Inc.	1,321,328	6,012
	MAXIMUS, Inc.	143,432	5,717
*	Benchmark Electronics, Inc.	509,508	5,706
	Take-Two Interactive Software, Inc.	606,931	5,068
*	MKS Instruments, Inc.	326,647	4,792
*	Vishay Intertechnology, Inc.	1,348,351	4,692
	Plantronics, Inc.	382,776	4,620
	Acxiom Corp.	580,183	4,293
*	Avocent Corp.	350,353	4,253
*	ON Semiconductor Corp.	1,068,257	4,166
*	Lawson Software, Inc.	955,103	4,059
*	ADC Telecommunications, Inc.	921,991	4,048
*	Tekelec	302,760	4,006
*	Electronics for Imaging, Inc.	403,157	3,951
*	QLogic Corp.	350,858	3,902
	AVX Corp.	400,108	3,633
*	Fairchild Semiconductor International, Inc.	972,929	3,629
*	JDS Uniphase Corp.	1,094,261	3,556
*	Arris Group Inc.	480,292	3,540
*	Zoran Corp.	400,036	3,520
	Black Box Corp.	137,222	3,240
*	Emulex Corp.	643,550	3,237
*	Mentor Graphics Corp.	723,664	3,213
*	Ariba, Inc.	339,973	2,968
*	SYNNEX Corp.	138,743	2,729
*	Checkpoint Systems, Inc.	302,823	2,716
	United Online, Inc.	609,032	2,716
*	Progress Software Corp.	155,602	2,701
	Fair Isaac, Inc.	189,605	2,668
*	JDA Software Group, Inc.	230,355	2,661
*	Avid Technology, Inc.	290,151	2,652
*	RF Micro Devices, Inc.	1,955,995	2,601
*	Adaptec, Inc.	953,955	2,290
*	Semtech Corp.	169,107	2,258
*	Loral Space and Communications Ltd.	95,229	2,034
*	Teradyne, Inc.	463,195	2,029
*	Ciena Corp.	247,002	1,922
	Imation Corp.	250,759	1,918
*	Genpact, Ltd.	205,425	1,820
*	VeriFone Holdings, Inc.	264,213	1,797
*	ACI Worldwide, Inc.	95,449	1,790
*	Exar Corp.	284,713	1,777
*	Brightpoint, Inc.	413,224	1,769
*	Net 1 UEPS Technologies, Inc.	111,757	1,700
*	Diodes Inc.	156,333	1,659
*	Amkor Technology, Inc.	604,820	1,621
*	Applied Micro Circuits Corp.	331,011	1,609
*	FEI Co.	101,517	1,566

*	Unisys Corp.	2,826,568	1,498
*	Websense, Inc.	123,057	1,477
	Electro Rent Corp.	151,930	1,465
*	Cogent Inc.	122,821	1,462
*	Ciber, Inc.	504,696	1,378
	MTS Systems Corp.	59,532	1,354
*	Sanmina-SCI Corp.	4,147,530	1,265
*	Electro Scientific Industries, Inc.	210,871	1,248
*	infoGROUP, Inc.	266,113	1,107
*	Quantum Corp.	1,642,362	1,100
*	Insight Enterprises, Inc.	355,868	1,089
	Methode Electronics, Inc. Class A	300,949	1,077
*	Internap Network Services Corp.	392,674	1,056
*	Littelfuse, Inc.	84,511	929
*	InfoSpace, Inc.	174,862	909
*	Echelon Corp.	111,110	899
*	ModusLink Global Solutions, Inc.	342,259	886
*	DSP Group Inc.	178,876	773
*	Harris Stratex Networks, Inc. Class A	199,276	767
	Agilysys, Inc.	176,145	757
	Gevity HR, Inc.	190,970	754
*	Entegris Inc.	875,494	753
	Pegasystems Inc.	39,593	735
*	TTM Technologies, Inc.	116,604	676
*	ANADIGICS, Inc.	322,707	668
*	Perficient, Inc.	119,747	647
*	Powerwave Technologies, Inc.	1,016,470	604
*	Kenexa Corp.	104,927	566
	Technitrol, Inc.	303,736	519
	Renaissance Learning, Inc.	56,404	506
*	TNS Inc.	60,845	498
*	Hutchinson Technology, Inc.	177,496	461
*	Cogo Group, Inc.	67,800	453
*	UTStarcom, Inc.	540,699	422
*	Ness Technologies Inc.	138,537	409
*	Smart Modular Technologies Inc.	285,612	394
*	MRV Communications Inc.	1,232,186	382
*	Rudolph Technologies, Inc.	115,145	349
*	Terremark Worldwide, Inc.	113,736	306
	Bel Fuse, Inc. Class B	22,476	302
*	Monotype Imaging Holdings Inc.	74,892	280
*	GSI Group, Inc.	291,175	277
*	Conexant Systems, Inc.	380,836	248
*	Magma Design Automation, Inc.	307,021	230
	Bel Fuse, Inc. Class A	9,685	120
			317,571

Materials (6.4%)
	AptarGroup Inc.	528,167	16,447
	Valspar Corp.	741,520	14,808
	RPM International, Inc.	1,006,620	12,814
	Packaging Corp. of America	800,785	10,426
	Olin Corp.	601,445	8,583
	Sensient Technologies Corp.	358,826	8,432
	Scotts Miracle-Gro Co.	232,702	8,075
	Rock-Tenn Co.	284,065	7,684
	Ashland, Inc.	546,428	5,645
	Cabot Corp.	510,518	5,366
	Cytec Industries, Inc.	350,407	5,263
	H.B. Fuller Co.	379,366	4,932
	Minerals Technologies, Inc.	146,881	4,708
	Carpenter Technology Corp.	328,178	4,634
*	OM Group, Inc.	238,446	4,607
	Worthington Industries, Inc.	524,013	4,564
	Temple-Inland Inc.	834,025	4,479
	Huntsman Corp.	1,283,655	4,018
	Royal Gold, Inc.	83,735	3,915
	Silgan Holdings, Inc.	72,853	3,828
	Arch Chemicals, Inc.	194,446	3,687
*	Domtar Corp.	3,849,834	3,657
	Schnitzer Steel Industries, Inc. Class A	110,018	3,453
*	Rockwood Holdings, Inc.	347,705	2,761
	Kaiser Aluminum Corp.	117,614	2,719
	A. Schulman Inc.	184,011	2,493
*	Coeur d'Alene Mines Corp.	2,521,870	2,371
	Westlake Chemical Corp.	153,993	2,253
	Glatfelter	355,070	2,216
	Schweitzer-Mauduit International, Inc.	114,524	2,114
*	RTI International Metals, Inc.	179,764	2,103
	Wausau Paper Corp.	362,576	1,907
	Louisiana-Pacific Corp.	808,549	1,803
*	PolyOne Corp.	689,352	1,592
	Innophos Holdings Inc.	140,049	1,580
*	Horsehead Holding Corp.	275,430	1,515
*	Brush Engineered Materials Inc.	103,095	1,430
	American Vanguard Corp.	102,529	1,323
	A.M. Castle & Co.	132,390	1,181
	Koppers Holdings, Inc.	79,906	1,160
	Deltic Timber Corp.	28,766	1,134
	Olympic Steel, Inc.	72,096	1,094
*	Haynes International, Inc.	60,904	1,085
*	Headwaters Inc.	329,846	1,036
*	Century Aluminum Co.	371,276	783
	NL Industries, Inc.	75,795	758
*	Clearwater Paper Corp.	88,302	709

	Innospec, Inc.	183,955	693
	Myers Industries, Inc.	109,007	669
*	Buckeye Technology, Inc.	305,498	651
	Spartech Corp.	241,734	595
*	Graphic Packaging Holding Co.	609,572	530
	Ferro Corp.	339,699	486
	Neenah Paper Inc.	114,030	414
*,^	General Moly, Inc.	211,672	224
*,^	AbitibiBowater, Inc.	381,968	210
	Georgia Gulf Corp.	252,649	179
			197,796
Telecommunication Services (0.7%)
	NTELOS Holdings Corp.	247,664	4,493
*	Cincinnati Bell Inc.	1,804,343	4,150
	Iowa Telecommunications Services Inc.	250,261	2,868
	Alaska Communications Systems Holdings, Inc.	341,163	2,286
	Consolidated Communications Holdings, Inc.	184,344	1,892
	USA Mobility, Inc.	181,679	1,673
	Atlantic Tele-Network, Inc.	77,213	1,481
*	Premiere Global Services, Inc.	160,447	1,415
*	General Communication, Inc.	175,787	1,174
	SureWest Communications	103,882	810
	FairPoint Communications, Inc.	692,139	540
			22,782
Utilities (9.3%)
	OGE Energy Corp.	725,800	17,288
	Atmos Energy Corp.	712,963	16,484
	AGL Resources Inc.	600,582	15,933
	Westar Energy, Inc.	847,110	14,850
	Piedmont Natural Gas, Inc.	573,140	14,839
	WGL Holdings Inc.	391,078	12,827
	Vectren Corp.	601,898	12,694
	Great Plains Energy, Inc.	930,482	12,534
	Nicor Inc.	353,517	11,747
	New Jersey Resources Corp.	329,575	11,199
	Cleco Corp.	471,230	10,221
	Portland General Electric Co.	574,858	10,112
	Hawaiian Electric Industries Inc.	705,373	9,692
	Northwest Natural Gas Co.	207,203	8,997
	IDACORP, Inc.	356,533	8,329
	South Jersey Industries, Inc.	232,634	8,142
	UniSource Energy Corp.	277,910	7,834
	Southwest Gas Corp.	343,597	7,240
	California Water Service Group	154,062	6,449
	The Laclede Group, Inc.	164,395	6,408
	NorthWestern Corp.	281,089	6,038
	Avista Corp.	426,146	5,872
	CH Energy Group, Inc.	123,551	5,794

	ALLETE, Inc.			210,466	5,617
	PNM Resources Inc.			677,246	5,594
	MGE Energy, Inc.			174,723	5,481
	Black Hills Corp.			300,773	5,381
*	El Paso Electric Co.			350,742	4,942
	American States Water Co.			135,512	4,922
	UIL Holdings Corp.			187,991	4,196
	Empire District Electric Co.			265,750	3,837
	SJW Corp.			107,900	2,744
					284,237
Total Common Stocks (Cost $5,116,536)					3,061,872
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[2,3]	Vanguard Market Liquidity Fund	0.440%		58,243,202	58,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal National Mortgage Assn.	0.541%	7/30/09	1,000	999
Total Temporary Cash Investments (Cost $59,242)					59,242
Total Investments (101.5%) (Cost $5,175,778)					3,121,114
Other Assets and Liabilities-Net (-1.5%)[3]					(46,438)
Net Assets (100%)					3,074,676

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $35,899,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $41,126,000 of collateral received for securities on loan.
4	Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $5,175,778,000. Net unrealized depreciation of investment securities for tax purposes was $2,054,664,000, consisting of unrealized gains of $103,509,000 on securities that had risen in value since their purchase and $2,158,173,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	280	11,796	143

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	3,120,115	143
Level 2- Other significant observable inputs	999	-
Level 3- Significant unobservable inputs	-	-
Total	3,121,114	143

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.